Schedule of Investments (unaudited) January 31, 2023	BlackRock Global Equity Market Neutral Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV(a)	40,590	$433,949

United States — 0.0%
Palantir Technologies, Inc., Class A(a)	4	31

Total Common Stocks — 0.0% (Cost: $481,381)		433,980

Preferred Securities

Preferred Stocks — 0.5%(b)

United States — 0.5%
AliphCom, Inc.
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8,	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	3,159,762

		3,159,770

Total Preferred Securities — 0.5% (Cost: $3,250,010)		3,159,770

Warrants

Netherlands — 0.0%
Climate Transition Capital Acquisition I BV, (Issued 06/29/21, Exercisable 06/29/22, 1 Share for 1 Warrant, Expires 06/29/26, Strike Price EUR 11.50)(a)	13,530	736

Total Warrants — 0.0% (Cost: $ — )		736

Total Long-Term Investments — 0.5% (Cost: $3,731,391)		3,594,486

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(d)(e)	12,636,000	12,636,000

	Par (000)

U.S. Treasury Obligations — 94.4%
U.S. Treasury Bills(f)
4.11%, 02/02/23	$34,000	33,996,230
3.79%, 02/07/23	15,000	14,989,625
3.99%, 02/07/23	4,000	3,997,233
4.17%, 02/07/23	43,530	43,499,892
4.19%, 02/07/23	13,575	13,565,611
4.25%, 02/07/23	20,000	19,986,167
4.04%, 02/14/23	4,000	3,993,807
4.09%, 02/14/23	25,000	24,961,293
4.07%, 02/21/23	66,000	65,837,979

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills(f) (continued)
4.56%, 02/21/23	$41,000	$40,899,351
1.17%, 02/23/23	2,165	2,159,109
3.97%, 02/23/23	22,000	21,940,139
4.34%, 02/28/23	18,000	17,939,992
4.14%, 03/02/23	12,000	11,957,297
4.40%, 03/07/23(g)	18,390	18,311,688
4.53%, 03/07/23 - 04/11/23(g)	55,000	54,680,133
4.62%, 03/21/23 - 11/30/23	92,135	91,495,648
4.68%, 04/13/23	31,000	30,723,423
4.57%, 04/18/23	4,040	4,001,460
4.71%, 05/04/23(g)	54,000	53,370,892
2.18%, 05/18/23	2,080	2,052,348
4.75%, 05/23/23	8,000	7,886,842
U.S. Treasury Floating Rate Notes(h)
(3 mo.Treasury money market yield + 0.03%), 4.66%, 07/31/23	7,190	7,190,983
(3 mo.Treasury money market yield - 0.02%), 4.61%, 01/31/24	3,395	3,394,797
(3 mo.Treasury money market yield - 0.08%), 4.55%, 04/30/24	4,885	4,878,691
(3 mo.Treasury money market yield + 0.14%), 4.78%, 10/31/24	25,800	25,808,257
U.S. Treasury Notes
1.38%, 02/15/23	4,515	4,509,504
0.13%, 02/28/23 - 04/30/23	14,245	14,178,771

		642,207,162

Total Short-Term Securities — 96.3% (Cost: $654,913,532)		654,843,162

Options Purchased — 0.2% (Cost: $1,042,639)		1,037,750

Total Investments Before Options Written — 97.0% (Cost: $659,687,562)		659,475,398

Options Written — (0.0)% (Premiums Received: $(163,457))		(129,500)

Total Investments, Net of Options Written — 97.0% (Cost: $659,524,105)		659,345,898

Other Assets Less Liabilities — 3.0%		20,621,369

Net Assets — 100.0%		$679,967,267

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,159,762, representing 0.5% of its net assets as of period end, and an original cost of $1,500,001.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.
(g)	When-issued security.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

1

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$36,355,831	$—	$(23,719,831)(a)	$—	$—	$12,636,000	12,636,000	$395,555	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	32	03/17/23	$6,544	$91,664

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
S&P 500 Index	350	02/03/23	USD 4,100.00	USD 144,777	$1,037,750

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
S&P 500 Index	350	02/03/23	USD 4,200.00	USD	144,777	$(129,500)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	02/15/23 – 03/15/24	$(7,568,585)	$6,736,182	(c)	$739,418	42.7%
	At Termination	Bank of America N.A.(d)	02/15/23 – 03/15/24	(8,155,049)	6,151,889	(e)	1,546,231	97.6
	At Termination	BNP Paribas SA(f)	01/08/24 – 12/16/25	(15,274,493)	13,868,192	(g)	1,123,018	153.8
	At Termination	Goldman Sachs & Co.(h)	02/27/23 – 02/28/23	(10,451,201)	10,930,962	(i)	730,406	61.8
	At Termination	Goldman Sachs & Co.(j)	02/27/23 – 08/19/26	(16,186,303)	16,061,263	(k)	2,231,365	167.0
	At Termination	UBS AG(l)	07/05/23 – 10/03/23	(8,742,061)	6,183,728	(m)	2,535,290	114.1

					$ 59,932,216		$8,905,728

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,571,821) of net dividends and financing fees.
(e)	Amount includes $(3,549,391) of net dividends and financing fees.
(g)	Amount includes $(2,529,319) of net dividends and financing fees.
(i)	Amount includes $(250,645) of net dividends and financing fees.
(k)	Amount includes $(2,356,405) of net dividends and financing fees.
(m)	Amount includes $(5,093,623) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps (continued)

	(b)	(d)	(f)
Range: Benchmarks:

0-1,008 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

300-550 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

0-565 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)

0-1,414 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

10-438 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

15-340 basis points

AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - Swiss Average Rate O/N (SSARON)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Euro Short Term Rate (ESTR)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - Overnight Index Average (HONIA)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - Provisional 1D Overnight Tokyo Average Rate (TONA)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates on February 15, 2023 and March 15, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	25,378	$50,288	6.8%
Accent Group Ltd.	34,532	53,700	7.3
AP Eagers Ltd.	964	7,840	1.1
Arena REIT	5,865	15,559	2.1
Australian Ethical Investment Ltd.	56,549	176,886	23.9
Charter Hall Retail REIT	110,339	313,341	42.4
Charter Hall Social Infrastructure REIT	89,779	221,540	30.0
Clinuvel Pharmaceuticals Ltd.	7,831	140,379	19.0
Coronado Global Resources, Inc., CDI	62,095	89,969	12.2
Credit Corp. Group Ltd.	16,998	262,488	35.5
Growthpoint Properties Australia Ltd.	120,216	277,676	37.6
Imdex Ltd.	122,844	218,131	29.5
Johns Lyng Group Ltd.	2,263	9,432	1.3
Jumbo Interactive Ltd.	24,304	269,204	36.4
Lovisa Holdings Ltd.	12,498	234,758	31.7
Monadelphous Group Ltd.	6,478	63,848	8.6
Nanosonics Ltd.	73,607	254,032	34.4
Netwealth Group Ltd.	18,858	179,854	24.3
Nick Scali Ltd.	32,791	278,903	37.7
Nine Entertainment Co. Holdings Ltd.	6,490	9,390	1.3
Objective Corp. Ltd.	8,957	88,316	11.9
oOh!media Ltd.	71,376	72,676	9.8
Perenti Global Ltd.	314,543	279,476	37.8
Pinnacle Investment Management Group Ltd.	39,000	290,555	39.3
PWR Holdings Ltd.	5,134	44,836	6.1
SolGold PLC	50,038	9,996	1.3
Technology One Ltd.	16,368	169,235	22.9
Viva Energy Group Ltd.	150,716	311,594	42.1
Waypoint REIT Ltd.	84,367	166,587	22.5

		4,560,489

Austria
AT&S Austria Technologie & Systemtechnik AG	3,062	105,062	14.2
IMMOFINANZ AG	1,015	13,675	1.8
Palfinger AG	2,064	62,507	8.5
Porr AG	976	14,027	1.9
Schoeller-Bleckmann Oilfield Equipment AG	1,027	75,334	10.2
Strabag SE	526	22,227	3.0
UNIQA Insurance Group AG	7,272	61,153	8.3
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,757	428,817	58.0

		782,802

Belgium
Barco NV	4,145	104,925	14.2
Econocom Group SA	5,297	16,412	2.2
Euronav NV	11,661	183,625	24.8
Exmar NV	6,370	53,532	7.3
Ion Beam Applications	1,813	32,679	4.4
Melexis NV	7,559	805,218	108.9
Montea NV	652	52,326	7.1

		1,248,717

Security	Shares	Value	% of Basket Value

Bermuda
Argo Group International Holdings Ltd.	10,845	$301,057	40.7%
Hafnia Ltd.	8,758	46,053	6.2
Helen of Troy Ltd.	1,762	199,300	27.0

		546,410

Canada
Aecon Group, Inc.	41,619	350,644	47.4
Altius Minerals Corp.	25,716	432,159	58.4
Boardwalk Real Estate Investment Trust	3,319	140,238	19.0
BSR Real Estate Investment Trust	4,642	68,469	9.3
Canaccord Genuity Group, Inc.	11,573	100,113	13.5
Canada Goose Holdings, Inc.	23,012	556,556	75.3
Cargojet, Inc.	231	21,420	2.9
Centerra Gold, Inc.	35,779	229,644	31.1
Dundee Precious Metals, Inc.	3,161	20,645	2.8
ECN Capital Corp.	21,769	47,774	6.5
Eldorado Gold Corp.	61,954	593,209	80.2
Enghouse Systems Ltd.	1,872	55,616	7.5
EQB, Inc.	6,203	307,411	41.6
Evertz Technologies Ltd.	7,733	72,532	9.8
Fortuna Silver Mines, Inc.	57,189	220,925	29.9
Hudbay Minerals, Inc.	73,080	424,568	57.4
IAMGOLD Corp.	10,036	28,210	3.8
IMAX Corp.	4,067	69,139	9.4
Interfor Corp.	3,606	72,117	9.8
Kelt Exploration Ltd.	21,495	73,828	10.0
Knight Therapeutics, Inc.	4,409	16,966	2.3
Laurentian Bank of Canada	6,413	172,405	23.3
Lundin Gold, Inc.	5,784	66,945	9.1
Novagold Resources, Inc.	56,842	358,854	48.5
Pason Systems Inc.	10,221	121,219	16.4
PrairieSky Royalty Ltd.	13,710	235,550	31.9
Precision Drilling Corp.	4,898	390,426	52.8
Richelieu Hardware Ltd.	11,298	335,998	45.4
Russel Metals, Inc.	7,088	172,652	23.3
Sandstorm Gold Ltd.	7,575	43,951	5.9
Savaria Corp.	1,945	21,766	2.9
Secure Energy Services, Inc.	36,267	220,783	29.9
Silvercorp Metals, Inc.	21,332	74,230	10.0
Slate Grocery REIT, Class U	13,753	164,864	22.3
Sleep Country Canada Holdings, Inc.	11,279	219,468	29.7
Taseko Mines Ltd.	53,882	95,976	13.0
Topaz Energy Corp.	20,659	321,247	43.4
Torex Gold Resources, Inc.	13,364	183,704	24.8
TransAlta Renewables, Inc.	12,643	116,306	15.7
Westshore Terminals Investment Corp.	2,795	51,487	7.0

		7,270,014

Denmark
Dfds A/S	4,563	172,004	23.3
H Lundbeck A/S, A Shares	2,159	7,434	1.0
Sydbank A/S	3,577	163,105	22.0

		342,543

Finland
Cargotec OYJ, Class B	3,802	193,570	26.2
Citycon OYJ	25,431	191,648	25.9

		385,218

France
Believe SA	2,838	34,388	4.6
Beneteau SA	551	9,032	1.2

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Carmila SA	712	$10,747	1.4%
Cie des Alpes	2,759	43,634	5.9
Cie Plastic Omnium SA	23,224	406,453	55.0
Coface SA	5,124	71,648	9.7
Esker SA	526	87,825	11.9
Eutelsat Communications SA	9,193	70,302	9.5
Kaufman & Broad SA	2,393	75,193	10.2
Korian SA	12,143	127,149	17.2
Nexity SA	5,401	163,158	22.1
SES-imagotag SA	393	49,284	6.7
SMCP SA	20,420	162,069	21.9
Television Francaise 1	108,797	870,149	117.7
Vicat SA	10,268	286,719	38.8
Vilmorin & Cie SA	561	28,208	3.8
Wavestone	325	17,060	2.3

		2,513,018

Germany
Adesso SE	908	143,634	19.4
Atoss Software AG	2,540	449,399	60.8
AURELIUS Equity Opportunities SE & Co. KGaA	2,212	37,897	5.1
Bank of Georgia Group PLC	4,869	160,273	21.7
Bilfinger SE	20,966	721,862	97.6
Datagroup SE	179	13,914	1.9
Deutsche Pfandbriefbank AG	63,989	583,668	78.9
Deutz AG	72,743	397,628	53.8
Duerr AG	4,084	155,820	21.1
Eckert & Ziegler Strahlen- und Medizintechnik AG	178	10,358	1.4
Elmos Semiconductor SE	1,927	130,915	17.7
ElringKlinger AG	12,569	109,400	14.8
flatexDEGIRO AG	7,719	65,683	8.9
GFT Technologies SE	2,669	111,440	15.1
Heidelberger Druckmaschinen AG	92,748	190,659	25.8
Hypoport SE	226	30,789	4.1
Nagarro SE	333	45,619	6.2
Salzgitter AG	1,495	61,013	8.2
Siltronic AG	2,889	240,843	32.6
Stabilus SE	1,244	85,805	11.6
Steico SE	1,047	56,356	7.6
TAG Immobilien AG	61,509	526,753	71.2
TBC Bank Group PLC	11,638	341,480	46.2
Vitesco Technologies Group AG	4,136	286,684	38.8

		4,957,892

Hong Kong
Cowell e Holdings, Inc.	5,000	9,826	1.3
Health & Happiness H&H International Holdings Ltd.	126,500	235,983	31.9
Nissin Foods Co. Ltd.	97,000	83,840	11.4

		329,649

Indonesia
Bumitama Agri Ltd.	66,900	30,944	4.2

Ireland
Cimpress PLC	1,742	56,946	7.7
Greencore Group PLC	24,309	23,931	3.2

		80,877

Israel
Cellcom Israel Ltd.	12,857	66,489	9.0
Delek Automotive Systems Ltd.	2,279	28,145	3.8
Fiverr International Ltd.	15,273	566,475	76.6

Security	Shares	Value	% of Basket Value

Israel (continued)
Isras Investment Co. Ltd.	222	$43,325	5.9%
Kornit Digital Ltd.	332	8,370	1.1
Oil Refineries Ltd.	215,373	74,489	10.1
Playtika Holding Corp.	13,542	142,056	19.2
Plus500 Ltd.	18,801	430,894	58.3
Taboola.com Ltd.	16,559	65,905	8.9
YH Dimri Construction & Development Ltd.	508	32,847	4.4

		1,458,995

Italy
Banca Popolare di Sondrio SpA	3,366	16,532	2.2
Biesse SpA	3,671	59,178	8.0
Brembo SpA	2,676	36,126	4.9
Brunello Cucinelli SpA	594	49,475	6.7
Datalogic SpA	11,059	111,286	15.1
El.En. SpA	1,217	18,985	2.6
Iren SpA	85,663	155,143	21.0
Maire Tecnimont SpA	54,316	209,338	28.3
MFE-MediaForEurope NV, Class B	38,641	26,164	3.5
Pharmanutra SpA	719	46,105	6.2
Piaggio & C SpA	34,120	128,895	17.4
Sanlorenzo SpA/Ameglia	3,067	134,646	18.2
Sesa SpA	1,159	157,712	21.3
Webuild SpA	173,352	305,670	41.4
Wiit SpA	1,686	38,884	5.3

		1,494,139

Japan
Aeon Delight Co. Ltd.	6,200	147,183	19.9
Aichi Corp.	10,900	65,293	8.8
Anicom Holdings, Inc.	19,000	90,321	12.2
Arata Corp.	2,200	71,355	9.7
Avex, Inc.	16,800	226,897	30.7
Bell System24 Holdings, Inc.	24,100	277,421	37.5
Belluna Co. Ltd.	1,500	8,064	1.1
Bunka Shutter Co. Ltd.	30,300	271,417	36.7
Central Glass Co. Ltd.	5,000	110,419	14.9
Chudenko Corp.	4,700	77,502	10.5
Chugoku Marine Paints Ltd.	4,700	35,796	4.8
CKD Corp.	600	9,292	1.3
Comture Corp.	2,600	49,992	6.8
Create SD Holdings Co. Ltd.	13,300	361,889	48.9
Cybozu, Inc.	1,200	24,344	3.3
Daihen Corp.	5,900	192,521	26.0
Daiken Corp.	11,000	185,862	25.1
Digital Arts, Inc.	4,300	192,069	26.0
Digital Garage, Inc.	6,400	228,751	30.9
Doutor Nichires Holdings Co. Ltd.	31,000	446,154	60.3
DTS Corp.	1,200	29,431	4.0
Eiken Chemical Co. Ltd.	13,100	160,414	21.7
Eizo Corp.	3,100	86,653	11.7
Elan Corp.	28,000	217,262	29.4
Elecom Co. Ltd.	29,000	304,409	41.2
FCC Co. Ltd.	17,400	193,837	26.2
Fuji Co. Ltd./Ehime	17,600	251,295	34.0
Fujimi, Inc.	1,200	60,858	8.2
Fujimori Kogyo Co. Ltd.	1,500	38,513	5.2
Fukuoka REIT Corp.	193	248,199	33.6
FULLCAST Holdings Co. Ltd.	10,400	225,894	30.6
Fuso Chemical Co. Ltd.	900	25,572	3.5
Future Corp.	15,800	205,745	27.8
Global One Real Estate Investment Corp.	632	521,877	70.6

5

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Goldcrest Co. Ltd.	4,600	$57,708	7.8%
Gree, Inc.	3,300	17,957	2.4
G-Tekt Corp.	18,200	216,343	29.3
H2O Retailing Corp.	46,600	454,778	61.5
Halows Co. Ltd.	3,700	90,632	12.3
Heiwa Real Estate Co. Ltd.	1,300	37,193	5.0
Hiday Hidaka Corp.	8,900	141,485	19.1
Hitachi Zosen Corp.	46,100	305,262	41.3
Ichigo Office REIT Investment Corp.	89	58,258	7.9
Ichigo, Inc.	206,100	472,377	63.9
Infocom Corp.	14,400	242,735	32.8
Infomart Corp.	108,600	351,327	47.5
JAC Recruitment Co. Ltd.	32,300	587,031	79.4
JAFCO Group Co. Ltd.	31,500	562,121	76.0
Japan Petroleum Exploration Co. Ltd.	5,600	181,533	24.6
JCU Corp.	26,200	649,669	87.9
JINS Holdings, Inc.	15,700	472,810	63.9
Kanematsu Electronics Ltd.	3,200	152,823	20.7
KeePer Technical Laboratory Co. Ltd.	6,400	164,858	22.3
Keihanshin Building Co. Ltd.	3,300	34,766	4.7
Kintetsu Department Store Co. Ltd.	3,000	59,382	8.0
Kissei Pharmaceutical Co. Ltd.	12,000	236,408	32.0
Konoike Transport Co. Ltd.	22,300	264,562	35.8
Koshidaka Holdings Co. Ltd.	15,200	110,060	14.9
Kumiai Chemical Industry Co. Ltd.	38,900	263,944	35.7
Kyokuto Kaihatsu Kogyo Co. Ltd.	26,700	306,710	41.5
Life Corp.	7,000	152,704	20.7
Link And Motivation, Inc.	3,000	15,235	2.1
M&A Capital Partners Co. Ltd.	3,900	132,093	17.9
Macnica Holdings, Inc.	6,400	170,091	23.0
Maeda Kosen Co. Ltd.	8,900	230,315	31.1
Makino Milling Machine Co. Ltd.	300	10,769	1.5
Mandom Corp.	49,900	565,734	76.5
Maruzen Showa Unyu Co. Ltd.	1,800	43,617	5.9
Megmilk Snow Brand Co. Ltd.	5,600	78,378	10.6
Meidensha Corp.	15,900	236,202	31.9
Meitec Corp.	24,700	464,649	62.8
METAWATER Co. Ltd.	21,400	282,463	38.2
Mitsubishi Pencil Co. Ltd.	11,300	126,760	17.1
Mitsubishi Shokuhin Co. Ltd.	25,300	609,839	82.5
Mixi, Inc.	9,900	189,939	25.7
Mizuho Leasing Co. Ltd.	100	2,653	0.4
Mochida Pharmaceutical Co. Ltd.	1,500	40,289	5.4
Monogatari Corp.	8,100	405,853	54.9
Mori Trust Sogo REIT, Inc.	183	206,513	27.9
Morita Holdings Corp.	10,900	102,019	13.8
MOS Food Services, Inc.	20,900	495,723	67.0
Nakanishi, Inc.	28,800	611,009	82.6
Nichicon Corp.	7,200	70,731	9.6
Nippon Ceramic Co. Ltd.	7,800	145,386	19.7
Nippon Light Metal Holdings Co. Ltd.	3,100	35,532	4.8
Nippon Paper Industries Co. Ltd.	43,400	323,115	43.7
NIPPON REIT Investment Corp.	127	323,405	43.7
Nippon Road Co. Ltd.	3,300	157,524	21.3
Nippon Seiki Co. Ltd.	1,500	9,670	1.3
Nishimatsu Construction Co. Ltd.	800	24,991	3.4
Nishi-Nippon Financial Holdings, Inc.	22,100	183,949	24.9
Nissan Shatai Co. Ltd.	40,000	277,931	37.6
Nisshinbo Holdings, Inc.	3,700	27,657	3.7
Nissin Electric Co. Ltd.	7,000	72,577	9.8
Nissui Corp.	37,800	157,068	21.2
Nittetsu Mining Co. Ltd.	1,500	41,771	5.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Nitto Boseki Co. Ltd.	4,800	$75,694	10.2%
Nohmi Bosai Ltd.	7,300	96,797	13.1
Nomura Co. Ltd.	25,500	183,475	24.8
Noritsu Koki Co. Ltd.	500	9,056	1.2
NSD Co. Ltd.	18,600	334,165	45.2
NTN Corp.	48,200	99,922	13.5
Obara Group, Inc.	4,800	138,886	18.8
Oiles Corp.	17,500	208,288	28.2
Okamura Corp.	10,700	117,363	15.9
Oki Electric Industry Co. Ltd.	52,300	295,428	40.0
Okinawa Cellular Telephone Co.	6,600	159,688	21.6
Okinawa Electric Power Co. Inc.	24,700	205,420	27.8
Okumura Corp.	900	20,938	2.8
Osaka Organic Chemical Industry Ltd.	11,900	196,357	26.6
OSAKA Titanium Technologies Co. Ltd.	13,800	391,567	53.0
Pacific Metals Co. Ltd.	1,400	21,615	2.9
PHC Holdings Corp.	700	8,305	1.1
Plus Alpha Consulting Co. Ltd.	3,000	65,024	8.8
Prestige International, Inc.	51,600	287,845	38.9
Raito Kogyo Co. Ltd.	8,200	121,694	16.5
Relia, Inc.	65	733	0.1
Riso Kyoiku Co. Ltd.	106,600	299,573	40.5
Round One Corp.	43,400	159,911	21.6
Royal Holdings Co. Ltd.	4,800	89,707	12.1
RS Technologies Co. Ltd.	1,500	45,584	6.2
Sakata Seed Corp.	4,300	137,377	18.6
Sangetsu Corp.	4,000	70,292	9.5
Sanyo Chemical Industries Ltd.	2,900	94,563	12.8
Sanyo Special Steel Co. Ltd.	1,500	28,780	3.9
Sato Holdings Corp.	12,800	208,646	28.2
Septeni Holdings Co. Ltd.	23,400	61,975	8.4
Shin-Etsu Polymer Co. Ltd.	4,400	43,814	5.9
Shoei Co. Ltd.	7,400	284,941	38.5
Starts Corp. Inc.	3,600	71,588	9.7
Starts Proceed Investment Corp.	17	29,787	4.0
Strike Co. Ltd.	3,800	123,120	16.7
Sumitomo Warehouse Co. Ltd.	11,400	175,526	23.7
Sun Frontier Fudousan Co. Ltd.	24,000	206,887	28.0
Systena Corp.	153,500	492,764	66.6
Taiyo Holdings Co. Ltd.	19,700	363,419	49.1
Takara Standard Co. Ltd.	900	9,822	1.3
Takuma Co. Ltd.	55,600	550,751	74.5
Tamron Co. Ltd.	2,700	65,454	8.9
TechMatrix Corp.	3,600	49,284	6.7
Tocalo Co. Ltd.	13,900	133,154	18.0
Toei Animation Co. Ltd.	1,200	119,620	16.2
Tokai Corp./Gifu	8,500	127,908	17.3
Tokai Rika Co. Ltd.	17,200	199,651	27.0
Token Corp.	5,300	320,523	43.3
Tokyo Steel Manufacturing Co. Ltd.	25,600	278,536	37.7
Tokyu Construction Co. Ltd.	82,200	418,359	56.6
Tokyu REIT, Inc.	104	156,710	21.2
Topcon Corp.	31,400	409,190	55.3
Toridoll Holdings Corp.	5,300	114,972	15.5
Tosei Corp.	10,000	114,168	15.4
Tosho Co. Ltd.	4,000	36,907	5.0
Towa Pharmaceutical Co. Ltd.	13,800	217,881	29.5
Tri Chemical Laboratories, Inc.	11,000	199,751	27.0
Tsubakimoto Chain Co.	800	19,151	2.6
UACJ Corp.	500	9,388	1.3
United Arrows Ltd.	25,900	349,756	47.3
UT Group Co. Ltd.	26,100	531,651	71.9

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Valor Holdings Co. Ltd.	34,200	$492,856	66.7%
ValueCommerce Co. Ltd.	31,900	437,678	59.2
Vector, Inc.	4,200	41,470	5.6
Vision, Inc./Tokyo Japan	7,100	79,413	10.7
VT Holdings Co. Ltd.	34,100	131,280	17.8
Wakita & Co. Ltd.	24,000	223,865	30.3
WDB Holdings Co. Ltd.	1,800	29,786	4.0
Yamazen Corp.	16,900	138,429	18.7
Yellow Hat Ltd.	1,800	24,678	3.3
Yodogawa Steel Works Ltd.	3,600	76,708	10.4
Yurtec Corp.	5,000	29,451	4.0
Zenrin Co. Ltd.	41,500	257,989	34.9
Zuken, Inc.	7,000	170,828	23.1

		31,752,919

Luxembourg
Orion Engineered Carbons SA	10,067	211,608	28.6
Perimeter Solutions SA	3,205	29,806	4.0
SES SA, Class A	2,128	16,514	2.3

		257,928

Malta
Kambi Group PLC	7,375	132,624	17.9

Netherlands
Pharming Group NV	45,768	63,478	8.6
Shop Apotheke Europe NV	540	38,936	5.3
TomTom NV	38,185	271,388	36.7
Van Lanschot Kempen NV	4,946	142,316	19.2
Wereldhave NV	13,199	198,274	26.8

		714,392

New Zealand
a2 Milk Co. Ltd.	35,826	171,822	23.2
Summerset Group Holdings Ltd.	5,072	32,121	4.4

		203,943

Norway
Austevoll Seafood ASA	2,999	29,710	4.0
Borregaard ASA, Registered Shares	3,275	50,491	6.8
DNO ASA	88,993	109,791	14.8
Elkem ASA	55,316	195,940	26.5
Protector Forsikring ASA	9,382	135,172	18.3
Scatec ASA	34,065	277,840	37.6
TGS ASA	1,344	22,253	3.0

		821,197

Singapore
AIMS APAC REIT	53,300	55,754	7.5
BW LPG Ltd.	17,476	144,636	19.6
Capitaland India Trust	318,000	294,022	39.8
Far East Hospitality Trust	372,600	190,482	25.8
First Resources Ltd.	109,400	128,215	17.3
Frasers Centrepoint Trust	107,200	181,746	24.6
Hour Glass Ltd.	6,900	10,948	1.5
IGG, Inc.	811,000	305,019	41.2
Sasseur Real Estate Investment Trust	107,700	66,894	9.0
Sheng Siong Group Ltd.	62,800	78,483	10.6

		1,456,199

Security	Shares	Value	% of Basket Value

South Sandwich Islands
Balanced Commercial Property Trust Ltd.	473,110	$463,119	62.6%
UK Commercial Property REIT Ltd.	711,316	508,446	68.8

		971,565

Spain
Cia de Distribucion Integral Logista Holdings SA	3,419	92,632	12.5
Ebro Foods SA	1,722	29,582	4.0
Laboratorios Farmaceuticos Rovi SA	206	8,694	1.2
Melia Hotels International SA	1,163	7,744	1.1
Sacyr SA	80,618	247,999	33.5
Unicaja Banco SA	156,467	192,322	26.0

		578,973

Sweden
AddTech AB, B Shares	33,850	540,562	73.1
AFRY AB	7,456	134,600	18.2
Arjo AB, B Shares	15,274	59,271	8.0
BioGaia AB, B Shares	32,487	285,554	38.6
Biotage AB	18,214	281,496	38.1
Bufab AB	1,784	46,226	6.2
Camurus AB	299	7,142	1.0
Corem Property Group AB	105,857	96,911	13.1
Fortnox AB	19,673	99,273	13.4
HMS Networks AB	5,259	196,057	26.5
Inwido AB	2,848	31,038	4.2
MIPS AB	7,753	296,701	40.1
Mycronic AB	442	9,448	1.3
Nolato AB, B Shares	23,494	141,884	19.2
Nordnet AB publ	488	7,903	1.1
Nyfosa AB	12,008	104,708	14.2
Orron Energy AB	10,266	19,032	2.6
OX2 AB	10,115	78,084	10.6
Ratos AB, B Shares	16,602	66,956	9.1
Scandic Hotels Group AB	35,149	129,577	17.5
Sectra AB, B Shares	9,321	132,001	17.8
Troax Group AB	1,025	21,569	2.9
Xvivo Perfusion AB	685	14,059	1.9

		2,800,052

Switzerland
Basilea Pharmaceutica AG, Registered Shares	6,521	352,230	47.6
Burkhalter Holding AG	229	21,279	2.9
Ferrexpo PLC	3,398	6,648	0.9
Gurit Holding AG	1,326	147,736	20.0
Implenia AG, Registered Shares	545	22,894	3.1
Inficon Holding AG, Registered Shares	99	103,653	14.0
LEM Holding SA, Registered Shares	12	26,543	3.6
Medartis Holding AG	562	47,153	6.4
Sulzer AG, Registered Shares	317	26,994	3.6
Swissquote Group Holding SA, Registered Shares	1,210	218,534	29.6
Ypsomed Holding AG, Registered Shares	2,372	486,773	65.8

		1,460,437

United Kingdom
AG Barr PLC	1,549	10,476	1.4
AJ Bell PLC	22,160	91,959	12.4
Alpha Group International PLC	320	7,338	1.0
Ashmore Group PLC	12,069	39,752	5.4
ASOS PLC	7,687	83,167	11.3
Avon Rubber PLC	566	7,048	1.0
boohoo Group PLC	176,044	96,126	13.0

7

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Bytes Technology Group PLC	37,826	$180,473	24.4%
Capital & Counties Properties PLC	50,889	72,149	9.8
Ceres Power Holdings PLC	2,720	16,011	2.2
Chemring Group PLC	68,152	236,940	32.0
Clarkson PLC	2,461	93,297	12.6
CLS Holdings PLC	71,820	131,929	17.8
CVS Group PLC	2,429	60,400	8.2
DiscoverIE Group PLC	16,405	163,106	22.1
Domino’s Pizza Group PLC	2,859	11,068	1.5
Dunelm Group PLC	13,099	188,137	25.4
EnQuest PLC	131,182	35,468	4.8
FD Technologies PLC	925	15,623	2.1
Frontier Developments PLC	2,760	16,469	2.2
Gamma Communications PLC	4,637	67,646	9.2
Hammerson PLC	3,001,122	993,062	134.3
Hunting PLC	42,791	183,851	24.9
Impax Asset Management Group PLC	24,914	239,538	32.4
IntegraFin Holdings PLC	5,740	22,135	3.0
JET2 PLC	16,893	254,655	34.4
Judges Scientific PLC	2,471	255,286	34.5
Jupiter Fund Management PLC	15,793	27,259	3.7
Kainos Group PLC	17,151	311,460	42.1
Learning Technologies Group PLC	38,273	66,153	9.0
Luxfer Holdings PLC	2,719	44,999	6.1
Mitchells & Butlers PLC	30,472	61,916	8.4
Moneysupermarket.com Group PLC	160,578	472,749	63.9
Morgan Advanced Materials PLC	43,719	169,676	23.0
National Express Group PLC	218,165	359,375	48.6
OSB Group PLC	27,446	185,038	25.0
Polar Capital Holdings PLC	7,150	45,661	6.2
Quilter PLC	169,044	200,653	27.1
Safestore Holdings PLC	15,375	191,445	25.9
Savills PLC	710	8,542	1.2
Shaftesbury PLC	55,175	268,723	36.3
SIG PLC	199,367	86,124	11.7
Smart Metering Systems PLC	19,745	211,781	28.6
SThree PLC	57,776	302,011	40.8
Telecom Plus PLC	1,124	27,683	3.7
THG PLC, Class B	38,114	27,356	3.7
Trainline PLC	25,125	87,908	11.9
Vesuvius PLC	17,084	86,144	11.7
Virgin Money UK PLC	9,993	23,910	3.2
Wickes Group PLC	14,771	27,698	3.7
Workspace Group PLC	21,534	134,068	18.1
YouGov PLC	14,637	175,849	23.8

		7,177,290

United States
2seventy bio, Inc.	3,044	41,398	5.6
2U, Inc.	17,174	148,212	20.0
8x8, Inc.	111,239	523,936	70.9
A10 Networks, Inc.	14,837	229,677	31.1
AAON, Inc.	1,189	90,744	12.3
Aaron’s Co., Inc.	977	14,313	1.9
Abercrombie & Fitch Co., Class A	2,043	59,165	8.0
Acushnet Holdings Corp.	1,987	93,290	12.6
Advanced Energy Industries, Inc.	9,321	864,430	116.9
AdvanSix, Inc.	5,566	240,674	32.5
AerSale Corp.	14,278	265,714	35.9
Agios Pharmaceuticals, Inc.	121	3,567	0.5
Air Transport Services Group, Inc.	2,491	70,520	9.5

Security	Shares	Value	% of Basket Value

United States (continued)
Alarm.com Holdings, Inc.	906	$48,562	6.6%
Alector, Inc.	11,438	100,883	13.6
Alignment Healthcare, Inc.	9,046	111,718	15.1
Allegiant Travel Co.	629	54,113	7.3
Allegro MicroSystems, Inc.	501	19,123	2.6
Allogene Therapeutics, Inc.	26,072	201,276	27.2
Allscripts Healthcare Solutions, Inc.	31,359	561,640	76.0
Altair Engineering, Inc., Class A	2,545	135,139	18.3
Altice USA, Inc., Class A	5,022	24,608	3.3
Amalgamated Financial Corp.	12,908	296,239	40.1
A-Mark Precious Metals, Inc.	198	7,623	1.0
American Assets Trust, Inc.	1,118	31,818	4.3
American Axle & Manufacturing Holdings, Inc.	22,010	195,229	26.4
AMERISAFE, Inc.	227	12,503	1.7
Amneal Pharmaceuticals, Inc.	39,996	87,991	11.9
Amphastar Pharmaceuticals, Inc.	10,404	314,825	42.6
AnaptysBio, Inc.	5,732	142,669	19.3
Anika Therapeutics, Inc.	3,483	108,008	14.6
Anterix, Inc.	373	13,454	1.8
Apogee Enterprises, Inc.	2,613	122,393	16.6
Arbor Realty Trust, Inc.	3,948	58,944	8.0
ArcBest Corp.	1,920	160,224	21.7
Archrock, Inc.	1,004	9,950	1.3
Arcus Biosciences, Inc.	10,638	230,100	31.1
Artisan Partners Asset Management, Inc., Class A	7,816	287,785	38.9
Artivion, Inc.	2,235	29,144	3.9
Arvinas, Inc.	2,426	79,500	10.8
Associated Banc-Corp.	1,084	24,292	3.3
Assured Guaranty Ltd.	7	438	0.1
Astec Industries, Inc.	622	27,455	3.7
Atlantic Union Bankshares Corp.	2,452	94,868	12.8
AtriCure, Inc.	2,093	90,585	12.3
AvidXchange Holdings, Inc.	19,764	219,776	29.7
Avient Corp.	2,357	95,506	12.9
Axos Financial, Inc.	4,397	211,584	28.6
Bandwidth, Inc., Class A	16,402	408,082	55.2
Bar Harbor Bankshares	1,046	32,499	4.4
Belden, Inc.	1,414	114,661	15.5
Berry Corp.	17,081	157,145	21.3
BGC Partners, Inc., Class A	5,423	23,590	3.2
Big Lots, Inc.	5,569	91,109	12.3
Blackbaud, Inc.	2,075	129,086	17.5
Bluebird Bio, Inc.	15,543	98,698	13.3
Boise Cascade Co.	3,929	294,557	39.8
BOK Financial Corp.	167	16,783	2.3
Boot Barn Holdings, Inc.	2,012	167,982	22.7
Brandywine Realty Trust	7,557	49,574	6.7
Bread Financial Holdings, Inc.	6,283	257,791	34.9
Bridgebio Pharma, Inc.	1,257	11,665	1.6
BrightView Holdings, Inc.	2,167	17,228	2.3
Brink’s Co.	1,571	103,058	13.9
Brookdale Senior Living, Inc.	97,181	279,881	37.9
Buckle, Inc.	1,795	78,980	10.7
Byline Bancorp, Inc.	1,314	32,587	4.4
C4 Therapeutics, Inc.	1,941	15,120	2.0
Cal-Maine Foods, Inc.	4,013	229,624	31.1
Camden National Corp.	2,340	98,818	13.4
Cannae Holdings, Inc.	8,380	204,807	27.7
Cara Therapeutics, Inc.	5,375	62,780	8.5
Cardiovascular Systems, Inc.	21,938	305,816	41.4

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CareDx, Inc.	13,725	$205,051	27.7%
Casa Systems, Inc.	23,552	80,548	10.9
Casella Waste Systems, Inc., Class A	2,049	164,166	22.2
Catalyst Pharmaceuticals, Inc.	2,166	33,551	4.5
Cavco Industries, Inc.	199	52,954	7.2
CBIZ, Inc.	532	25,318	3.4
Central Garden & Pet Co., Class A	2,871	113,778	15.4
Century Aluminum Co.	2,907	32,675	4.4
Cerus Corp.	22,717	71,331	9.6
Chatham Lodging Trust	27,974	397,511	53.8
Chegg, Inc.	21,414	444,555	60.1
Chico’s FAS, Inc.	67,288	354,608	48.0
Children’s Place, Inc.	1,508	68,418	9.3
Chimera Investment Corp.	60,104	438,158	59.3
Cinemark Holdings, Inc.	18,991	226,753	30.7
CIRCOR International, Inc.	942	26,046	3.5
Clean Energy Fuels Corp.	43,138	244,161	33.0
Clearwater Paper Corp.	7,379	284,903	38.5
Clover Health Investments Corp., Class A	5,570	7,408	1.0
CNO Financial Group, Inc.	4,202	108,244	14.6
Codexis, Inc.	74,037	455,328	61.6
Coeur Mining, Inc.	16,493	64,158	8.7
Coherus Biosciences, Inc.	29,572	250,771	33.9
Comfort Systems USA, Inc.	2,002	242,322	32.8
CommScope Holding Co., Inc.	2,160	18,144	2.5
Community Health Systems, Inc.	30,898	161,288	21.8
ConnectOne Bancorp, Inc.	16,869	400,976	54.2
Corcept Therapeutics, Inc.	7,594	173,599	23.5
Core & Main, Inc., Class A	19,167	423,016	57.2
CorVel Corp.	582	103,689	14.0
CrossFirst Bankshares, Inc.	6,869	92,731	12.5
Dana, Inc.	3,374	61,204	8.3
Deciphera Pharmaceuticals, Inc.	621	10,563	1.4
Delek U.S. Holdings, Inc.	3,569	95,506	12.9
Diamond Offshore Drilling, Inc.	644	7,380	1.0
DiamondRock Hospitality Co.	5,826	56,104	7.6
DigitalOcean Holdings, Inc.	11,431	335,500	45.4
Dime Community Bancshares, Inc.	4,950	147,609	20.0
Diversey Holdings Ltd.	1,451	8,808	1.2
DMC Global, Inc.	579	13,166	1.8
Domo, Inc., Class B	1,659	25,731	3.5
Dorian LPG Ltd.	6,737	133,729	18.1
Ducommun, Inc.	3,391	195,932	26.5
Dynavax Technologies Corp.	5,454	62,067	8.4
Dyne Therapeutics, Inc.	8,127	118,654	16.0
Eagle Bulk Shipping, Inc.	3,936	225,454	30.5
Eagle Pharmaceuticals, Inc.	7,304	247,898	33.5
EchoStar Corp., Class A	29,264	547,529	74.0
Ecovyst, Inc.	82,556	866,012	117.1
Editas Medicine, Inc., Class A	14,551	143,909	19.5
elf Beauty, Inc.	4,197	241,537	32.7
Emergent BioSolutions, Inc.	18,884	249,080	33.7
Enerpac Tool Group Corp., Class A	5,037	133,682	18.1
Enova International, Inc.	1,249	57,017	7.7
EPR Properties	5,142	218,432	29.5
ESCO Technologies, Inc.	700	68,908	9.3
Essent Group Ltd.	9,307	409,787	55.4
Ethan Allen Interiors, Inc.	17,530	503,812	68.1
Eventbrite, Inc., Class A	65,514	582,419	78.8
Everbridge, Inc.	4,444	142,030	19.2
Everi Holdings, Inc.	70,348	1,221,945	165.3
eXp World Holdings, Inc.	34,737	541,550	73.2

Security	Shares	Value	% of Basket Value

United States (continued)
Exponent, Inc.	392	$40,196	5.4%
Extreme Networks, Inc.	10,135	182,734	24.7
Ezcorp, Inc., Class A	11,414	103,982	14.1
Fastly, Inc., Class A	2,066	21,383	2.9
Fate Therapeutics, Inc.	27,996	166,856	22.6
Federal Agricultural Mortgage Corp., Class C	465	61,831	8.4
Financial Institutions, Inc.	2	49	0.0
First Bancshares, Inc.	10,996	337,027	45.6
First Foundation, Inc.	7,949	123,448	16.7
First Hawaiian, Inc.	289	7,930	1.1
First Interstate BancSystem, Inc., Class A	1,351	48,474	6.6
First of Long Island Corp.	7,904	139,585	18.9
FirstCash Holdings, Inc.	427	39,361	5.3
Flushing Financial Corp.	19,873	381,363	51.6
Foot Locker, Inc.	3,315	144,236	19.5
Forrester Research, Inc.	1,650	61,149	8.3
Forward Air Corp.	3,749	404,330	54.7
Franklin BSP Realty Trust, Inc.	2,507	36,351	4.9
Franklin Covey Co.	10,257	475,925	64.4
Franklin Electric Co., Inc.	782	70,615	9.5
Fresh Del Monte Produce, Inc.	5,256	150,322	20.3
FutureFuel Corp.	885	8,204	1.1
GATX Corp.	1,210	138,484	18.7
Genco Shipping & Trading Ltd.	11,949	216,755	29.3
Genesco, Inc.	517	24,966	3.4
Gibraltar Industries, Inc.	2,550	136,603	18.5
G-III Apparel Group Ltd.	2,313	39,136	5.3
GMS, Inc.	4,311	255,728	34.6
Golden Entertainment, Inc.	8,192	323,584	43.8
GoodRx Holdings, Inc., Class A	63,659	355,854	48.1
Goosehead Insurance, Inc., Class A	4,402	171,898	23.2
GoPro, Inc., Class A	127,165	782,065	105.8
Gray Television, Inc.	11,346	147,044	19.9
Great Lakes Dredge & Dock Corp.	3,386	23,296	3.2
Group 1 Automotive, Inc.	520	111,202	15.0
Gulfport Energy Corp.	4,844	330,119	44.6
Hackett Group, Inc.	15,219	336,340	45.5
Hamilton Lane, Inc., Class A	215	16,740	2.3
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,669	615,253	83.2
Harsco Corp.	19,045	151,217	20.5
Haverty Furniture Cos., Inc.	7,040	245,837	33.2
Hawaiian Holdings, Inc.	23,222	286,095	38.7
HBT Financial, Inc.	2,298	48,189	6.5
HealthStream, Inc.	1,768	42,750	5.8
Heidrick & Struggles International, Inc.	7,875	242,235	32.8
Helios Technologies, Inc.	2,162	142,692	19.3
Helix Energy Solutions Group, Inc.	44,062	349,412	47.3
Heron Therapeutics, Inc.	25,993	70,441	9.5
Hibbett, Inc.	121	8,030	1.1
Hillenbrand, Inc.	930	43,580	5.9
Hilltop Holdings, Inc.	2,833	92,639	12.5
Hingham Institution For Savings The	163	47,651	6.4
Holley, Inc.	1,494	4,945	0.7
Horizon Bancorp, Inc.	24,623	385,104	52.1
Hub Group, Inc., Class A	3,770	321,468	43.5
Hudson Pacific Properties, Inc.	37,005	421,487	57.0
I3 Verticals, Inc., Class A	5,417	156,660	21.2
IDT Corp., Class B	7,858	230,947	31.2
IGM Biosciences, Inc.	3,243	73,713	10.0
iHeartMedia, Inc., Class A	10,312	79,918	10.8
Independent Bank Corp.	10,442	231,499	31.3

9

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Industrial Logistics Properties Trust	8,363	$36,881	5.0%
Infinera Corp.	10,943	80,103	10.8
Innoviva, Inc.	2,838	35,901	4.9
Inogen, Inc.	729	17,008	2.3
Inovio Pharmaceuticals, Inc.	3,229	5,360	0.7
Insperity, Inc.	2,163	239,120	32.3
Installed Building Products, Inc.	5,460	601,091	81.3
Inter Parfums, Inc.	1,178	139,263	18.8
Intercept Pharmaceuticals, Inc.	14,333	261,721	35.4
International Seaways, Inc.	2,127	82,613	11.2
Ironwood Pharmaceuticals, Inc., Class A	7,549	86,964	11.8
iStar, Inc.	93,593	868,543	117.5
Jackson Financial, Inc., Class A	2,860	125,954	17.0
Jamf Holding Corp.	14,035	278,875	37.7
Janus International Group, Inc.	37,259	409,849	55.4
JetBlue Airways Corp.	81,133	649,064	87.8
Kadant, Inc.	719	146,511	19.8
Kaiser Aluminum Corp.	411	35,971	4.9
KAR Auction Services, Inc.	18,945	275,839	37.3
Karyopharm Therapeutics, Inc.	7,872	25,978	3.5
Kearny Financial Corp.	15,449	144,912	19.6
Kforce, Inc.	10,488	588,691	79.6
Knowles Corp.	2,928	56,305	7.6
Kodiak Sciences, Inc.	3,393	27,415	3.7
Korn Ferry	3,036	163,914	22.2
Kratos Defense & Security Solutions, Inc.	4,843	55,452	7.5
Kura Oncology, Inc.	1,707	23,591	3.2
Kyndryl Holdings, Inc.	7,280	97,479	13.2
Ladder Capital Corp., Class A	9,386	105,123	14.2
Laureate Education, Inc.	17,308	190,042	25.7
LCI Industries	1,807	202,782	27.4
LeMaitre Vascular, Inc.	7,700	363,286	49.1
LendingTree, Inc.	21,715	861,217	116.5
Liberty Latin America Ltd., Class A	22,319	219,619	29.7
Liberty Media Corp.-Liberty Braves, Class A	606	21,289	2.9
Ligand Pharmaceuticals, Inc.	4,325	301,452	40.8
Lindblad Expeditions Holdings, Inc.	2,064	24,562	3.3
Lindsay Corp.	646	101,177	13.7
Lions Gate Entertainment Corp., Class A	1,318	10,504	1.4
Lions Gate Entertainment Corp., Class B	139	1,059	0.1
Live Oak Bancshares, Inc.	2,589	88,621	12.0
LivePerson, Inc.	40,813	525,671	71.1
LiveRamp Holdings, Inc.	16,960	453,850	61.4
LSB Industries, Inc.	8,874	112,789	15.3
Luther Burbank Corp.	8,706	102,208	13.8
Magnite, Inc.	3,024	36,530	4.9
Malibu Boats, Inc., Class A	544	32,961	4.5
Manitowoc Co., Inc.	549	7,521	1.0
Marcus Corp.	23,340	353,368	47.8
MarineMax, Inc.	416	13,000	1.8
Marten Transport Ltd.	8,364	184,761	25.0
Matson, Inc.	1,421	93,957	12.7
Medifast, Inc.	1,882	209,749	28.4
Mercantile Bank Corp.	955	32,785	4.4
Merchants Bancorp	6,304	181,366	24.5
Mercury General Corp.	15,831	565,642	76.5
Metropolitan Bank Holding Corp.	2,069	122,857	16.6
MFA Financial, Inc.	11,916	141,681	19.2
Midland States Bancorp, Inc.	15,859	404,087	54.6
MidWestOne Financial Group, Inc.	7,715	240,322	32.5
MillerKnoll, Inc.	2,768	66,100	8.9
Mister Car Wash, Inc.	15,583	160,037	21.6

Security	Shares	Value	% of Basket Value

United States (continued)
Mitek Systems, Inc.	3,106	$30,625	4.1%
ModivCare, Inc.	1,015	108,869	14.7
Momentive Global, Inc.	12,139	93,592	12.7
Monarch Casino & Resort, Inc.	7,457	571,355	77.3
Montauk Renewables, Inc.	7,999	88,869	12.0
Movado Group, Inc.	535	18,918	2.6
Mr. Cooper Group, Inc.	4,218	193,986	26.2
MRC Global, Inc.	6,174	83,966	11.4
MSA Safety, Inc.	695	94,791	12.8
Mueller Industries, Inc.	2,202	144,341	19.5
Myers Industries, Inc.	8,542	205,691	27.8
Nabors Industries Ltd.	2,213	392,896	53.1
Napco Security Technologies, Inc.	4,338	125,672	17.0
National Beverage Corp.	7,421	328,008	44.4
National Health Investors, Inc.	441	25,944	3.5
National Research Corp.	615	28,548	3.9
Nektar Therapeutics, Class A	29,072	79,076	10.7
NeoGenomics, Inc.	8,720	103,594	14.0
NETGEAR, Inc.	11,643	232,511	31.4
Nevro Corp.	11,969	439,502	59.4
NexPoint Residential Trust, Inc.	9,095	459,297	62.1
NextGen Healthcare, Inc.	11,606	220,746	29.9
Novavax, Inc.	3,860	42,113	5.7
NOW, Inc.	18,151	254,840	34.5
Nurix Therapeutics, Inc.	2,516	30,922	4.2
NuVasive, Inc.	6,581	300,094	40.6
NV5 Global, Inc.	812	108,231	14.6
Oceaneering International, Inc.	788	16,824	2.3
Office Properties Income Trust	1,359	23,320	3.2
Old Second Bancorp, Inc.	2,481	42,152	5.7
Omega Flex, Inc.	78	8,291	1.1
Organogenesis Holdings, Inc., Class A	3,191	8,169	1.1
Orthofix Medical, Inc.	4,534	98,070	13.3
Oscar Health, Inc., Class A	10,488	40,274	5.4
Otter Tail Corp.	7,914	507,683	68.7
Oxford Industries, Inc.	5,614	658,073	89.0
Pacira BioSciences, Inc.	7,382	289,891	39.2
Pactiv Evergreen, Inc.	1,504	17,311	2.3
PagerDuty, Inc.	10,576	315,059	42.6
Palomar Holdings, Inc.	4,625	236,384	32.0
Par Pacific Holdings, Inc.	2,553	68,242	9.2
PAR Technology Corp.	1,152	39,156	5.3
Paramount Group, Inc.	19,182	123,724	16.7
Paycor HCM, Inc.	1,678	42,135	5.7
Payoneer Global, Inc.	13,268	79,077	10.7
Pebblebrook Hotel Trust	27,525	451,410	61.0
Pegasystems, Inc.	468	18,196	2.5
Peoples Bancorp, Inc.	5,185	153,839	20.8
PGT Innovations, Inc.	24,042	521,711	70.6
Photronics, Inc.	22,209	402,427	54.4
Piedmont Office Realty Trust, Inc., Class A	800	8,480	1.1
PJT Partners, Inc., Class A	553	44,257	6.0
Plains GP Holdings LP, Class A	30,888	404,324	54.7
Playa Hotels & Resorts NV	94,420	715,704	96.8
Premier Financial Corp.	13,968	349,479	47.3
Prestige Consumer Healthcare, Inc.	955	62,801	8.5
PriceSmart, Inc.	1,445	107,378	14.5
PROG Holdings, Inc.	14,643	326,392	44.1
ProPetro Holding Corp.	1,931	19,213	2.6
PROS Holdings, Inc.	9,673	243,760	33.0
Protagonist Therapeutics, Inc.	9,400	124,926	16.9
Proto Labs, Inc.	2,774	84,884	11.5

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Q2 Holdings, Inc.	13,254	$433,671	58.7%
Quaker Chemical Corp.	202	39,768	5.4
Quanex Building Products Corp.	6,022	155,910	21.1
Qurate Retail, Inc., Series A	10,460	26,987	3.6
Rapid7, Inc.	7,956	317,206	42.9
Rayonier, Inc.	1,229	44,723	6.0
RE/MAX Holdings, Inc., Class A	18,469	421,278	57.0
REGENXBIO, Inc., Registered Shares	1,210	28,084	3.8
Repay Holdings Corp., Class A	3,393	33,048	4.5
Revance Therapeutics, Inc.	235	8,150	1.1
Revolve Group, Inc.	8,680	247,727	33.5
REX American Resources Corp.	1,153	37,726	5.1
RLJ Lodging Trust	27,351	343,802	46.5
RMR Group, Inc., Class A	14,673	455,156	61.6
RPT Realty	4,243	44,467	6.0
Rush Enterprises, Inc., Class A	4,174	224,603	30.4
Rush Enterprises, Inc., Class B	5,268	306,440	41.4
Sabre Corp.	4,496	30,618	4.1
Safehold, Inc.	3,041	106,313	14.4
Sandy Spring Bancorp, Inc.	8,143	275,233	37.2
Sangamo Therapeutics, Inc.	22,322	77,904	10.5
Sanmina Corp.	5,782	352,297	47.6
ScanSource, Inc.	2,617	86,178	11.7
Schnitzer Steel Industries, Inc., Class A	216	7,309	1.0
Scholastic Corp.	2,883	127,544	17.2
Semtech Corp.	41,066	1,356,410	183.4
Seritage Growth Properties	3,659	44,457	6.0
Service Properties Trust	1,733	15,441	2.1
Shoe Carnival, Inc.	2,862	78,161	10.6
Shutterstock, Inc.	7,105	534,793	72.3
Shyft Group, Inc.	11,752	391,224	52.9
Signet Jewelers Ltd.	2,897	222,519	30.1
Simpson Manufacturing Co., Inc.	3,672	393,308	53.2
Simulations Plus, Inc.	2,914	119,882	16.2
Sinclair Broadcast Group, Inc., Class A	4,948	102,077	13.8
Skyline Champion Corp.	1,807	106,523	14.4
SL Green Realty Corp.	16,153	664,696	89.9
Southern Missouri Bancorp, Inc.	292	14,139	1.9
SpartanNash Co.	3,806	120,574	16.3
Sportsman’s Warehouse Holdings, Inc.	2,604	24,556	3.3
SPX Technologies, Inc.	284	21,303	2.9
Standard Motor Products, Inc.	1,970	79,706	10.8
Sterling Infrastructure, Inc.	5,968	217,176	29.4
Steven Madden Ltd.	3,735	133,900	18.1
Stitch Fix, Inc., Class A	7,808	40,680	5.5
StoneX Group, Inc.	182	15,994	2.2
Stride, Inc.	3,746	160,816	21.7
Summit Hotel Properties, Inc.	4,572	38,953	5.3
SunCoke Energy, Inc.	6,546	59,634	8.1
Tandem Diabetes Care, Inc.	4,519	184,104	24.9
Target Hospitality Corp.	5,065	77,773	10.5
TechTarget, Inc.	3,385	167,659	22.7
Thermon Group Holdings, Inc.	818	18,912	2.6
Thryv Holdings, Inc.	3,504	78,384	10.6
Titan International, Inc.	5,825	97,219	13.1
Titan Machinery, Inc.	8,417	369,843	50.0
TPG RE Finance Trust, Inc.	21,956	191,237	25.9
TravelCenters of America, Inc.	4,095	186,404	25.2
Travere Therapeutics, Inc.	23,434	524,922	71.0
Triumph Financial, Inc.	3,461	192,882	26.1
TrueBlue, Inc.	16,442	322,756	43.6

Security	Shares	Value	% of Basket Value

United States (continued)
Turning Point Brands, Inc.	16,706	$387,746	52.4%
Tutor Perini Corp.	22,611	207,343	28.0
U.S. Lime & Minerals, Inc.	129	19,582	2.6
U.S. Silica Holdings, Inc.	40,081	490,591	66.3
Ultragenyx Pharmaceutical, Inc.	5,694	258,109	34.9
United Fire Group, Inc.	679	21,382	2.9
Unitil Corp.	3,914	204,193	27.6
Univest Financial Corp.	13,445	365,032	49.4
Upwork, Inc.	12,428	161,067	21.8
USANA Health Sciences, Inc.	7,833	457,760	61.9
UWM Holdings Corp.	15,883	72,744	9.8
Vanda Pharmaceuticals, Inc.	25,046	192,353	26.0
Varex Imaging Corp.	11,790	253,367	34.3
Veeco Instruments, Inc.	13,119	260,543	35.2
Veracyte, Inc.	2,499	62,800	8.5
Vericel Corp.	2,023	55,572	7.5
Verint Systems, Inc.	3,476	131,984	17.8
Veritex Holdings, Inc.	265	7,460	1.0
Veritiv Corp.	352	44,014	6.0
Viad Corp.	471	13,918	1.9
Vicor Corp.	527	36,590	4.9
Victory Capital Holdings, Inc., Class A	1,131	33,523	4.5
ViewRay, Inc.	7,817	35,880	4.9
Vimeo, Inc.	3,557	16,149	2.2
Vishay Precision Group, Inc.	293	12,652	1.7
Vital Farms, Inc.	6,879	120,933	16.4
Winmark Corp.	3,612	1,014,250	137.2
World Fuel Services Corp.	12,071	341,609	46.2
Xencor, Inc.	17,081	562,306	76.0
Xerox Holdings Corp.	12,777	209,287	28.3
XPEL, Inc.	204	15,518	2.1
Yelp, Inc., Class A	20,839	656,637	88.8
Yext, Inc.	18,987	131,960	17.8
Zeta Global Holdings Corp., Class A	9,168	83,245	11.3
ZipRecruiter, Inc., Class A	34,615	679,839	91.9
Zumiez, Inc.	15,836	409,044	55.3
Zuora, Inc., Class A	19,582	155,089	21.0

		77,619,152

Preferred Stocks

Germany
Schaeffler AG	13,105	94,061	12.7

Rights

Spain
Sacyr SA	3,382	229	0.1

Total Reference Entity — Long		152,042,668

Reference Entity — Short

Common Stocks

Australia
Australian Clinical Labs Ltd.	(126,103)	(276,838)	(37.4)
Bapcor Ltd.	(18,777)	(84,917)	(11.5)
Bellevue Gold Ltd.	(269,781)	(228,900)	(31.0)
Blackmores Ltd.	(533)	(33,105)	(4.5)
Breville Group Ltd.	(2,433)	(39,227)	(5.3)
Capricorn Metals Ltd.	(38,958)	(125,595)	(17.0)
Centuria Industrial REIT	(6,104)	(14,513)	(2.0)
Chalice Mining Ltd.	(31,226)	(143,955)	(19.5)
Charter Hall Long Wale REIT	(51,225)	(165,776)	(22.4)
Corporate Travel Management Ltd.	(7,840)	(102,745)	(13.9)

11

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
De Grey Mining Ltd.	(49,720)	$(52,688)	(7.1)%
Dicker Data Ltd.	(15,439)	(116,540)	(15.8)
Eclipx Group Ltd.	(5,856)	(8,459)	(1.1)
G8 Education Ltd.	(14,924)	(13,274)	(1.8)
GUD Holdings Ltd.	(12,453)	(73,978)	(10.0)
Healius Ltd.	(10,871)	(24,801)	(3.3)
HomeCo Daily Needs REIT	(30,118)	(28,909)	(3.9)
Ingenia Communities Group	(38,901)	(128,112)	(17.3)
Inghams Group Ltd.	(196,005)	(402,956)	(54.5)
Integral Diagnostics Ltd.	(4,712)	(10,674)	(1.4)
Jervois Global Ltd.	(435,872)	(75,926)	(10.3)
Leo Lithium Ltd.	(103,393)	(45,102)	(6.1)
Megaport Ltd.	(13,842)	(57,572)	(7.8)
Mincor Resources NL	(7,103)	(7,681)	(1.0)
nib holdings Ltd.	(7,295)	(40,667)	(5.5)
Omni Bridgeway Ltd.	(37,884)	(108,760)	(14.7)
Select Harvests Ltd.	(13,225)	(37,430)	(5.1)
Sigma Healthcare Ltd.	(78,283)	(35,180)	(4.8)
Super Retail Group Ltd.	(14,152)	(127,709)	(17.3)
United Malt Group Ltd.	(140,843)	(364,180)	(49.2)

		(2,976,169)

Austria
CA Immobilien Anlagen AG	(5,856)	(182,639)	(24.7)
EVN AG	(4,219)	(89,023)	(12.0)
Semperit AG Holding	(16,397)	(402,720)	(54.5)

		(674,382)

Bahamas
OneSpaWorld Holdings Ltd.	(6,853)	(72,025)	(9.7)

Belgium
Aedifica SA	(2,151)	(188,755)	(25.5)
Bekaert SA	(8,830)	(372,493)	(50.4)
bpost SA	(22,370)	(121,278)	(16.4)
Cofinimmo SA	(1,272)	(115,700)	(15.6)
Deme Group NV	(282)	(36,489)	(4.9)
Intervest Offices & Warehouses NV	(323)	(7,058)	(1.0)
Kinepolis Group NV	(9,728)	(411,793)	(55.7)
Telenet Group Holding NV	(7,259)	(125,124)	(16.9)
Tessenderlo Group SA	(1,383)	(48,908)	(6.6)
VGP NV	(4,260)	(425,664)	(57.6)
Xior Student Housing NV	(1,358)	(45,625)	(6.2)

		(1,898,887)

Bermuda
Cool Co. Ltd.	(5,671)	(60,077)	(8.1)
Enstar Group Ltd.	(122)	(29,561)	(4.0)
Flow Traders Ltd.	(4,827)	(124,160)	(16.8)

		(213,798)

Canada
Absolute Software Corp.	(5,237)	(61,008)	(8.2)
Adentra, Inc.	(6,318)	(152,899)	(20.7)
Ag Growth International, Inc.	(2,964)	(110,959)	(15.0)
Altus Group Ltd.	(3,518)	(150,550)	(20.4)
ATS Corp.	(4,683)	(189,636)	(25.6)
Aurinia Pharmaceuticals, Inc.	(21,658)	(196,005)	(26.5)
Brookfield Asset Management Ltd., Class A	(1,054)	(34,411)	(4.7)
Brookfield Reinsurance Ltd.	(4,216)	(157,353)	(21.3)
Canadian Western Bank	(363)	(7,672)	(1.0)
CES Energy Solutions Corp.	(8,240)	(17,960)	(2.4)
Choice Properties Real Estate Investment Trust	(30,841)	(346,992)	(46.9)

Security	Shares	Value	% of Basket Value

Canada (continued)
Chorus Aviation, Inc.	(16,054)	$(43,436)	(5.9)%
Cogeco, Inc.	(7,520)	(335,208)	(45.3)
Converge Technology Solutions Corp.	(56,702)	(245,465)	(33.2)
Crombie Real Estate Investment Trust	(1,367)	(16,973)	(2.3)
Definity Financial Corp.	(5,576)	(150,238)	(20.3)
Exchange Income Corp.	(14,696)	(612,338)	(82.8)
Extendicare, Inc.	(128,432)	(647,686)	(87.6)
Filo Mining Corp.	(30,646)	(547,945)	(74.1)
Frontera Energy Corp.	(3,341)	(30,483)	(4.1)
GDI Integrated Facility Services, Inc.	(4,589)	(160,342)	(21.7)
Headwater Exploration, Inc.	(46,539)	(227,352)	(30.7)
Home Capital Group, Inc., Class B	(2,761)	(88,025)	(11.9)
i-80 Gold Corp.	(3,944)	(10,582)	(1.4)
Jamieson Wellness, Inc.	(1,369)	(38,141)	(5.2)
Lassonde Industries, Inc., Class A	(1,172)	(102,926)	(13.9)
Maple Leaf Foods, Inc.	(23,274)	(442,373)	(59.8)
Minto Apartment Real Estate Investment Trust	(2,469)	(31,434)	(4.2)
Neighbourly Pharmacy, Inc.	(3,053)	(46,281)	(6.3)
Nexus Industrial REIT	(1,813)	(14,648)	(2.0)
North West Co., Inc.	(16,434)	(447,611)	(60.5)
NorthWest Healthcare Properties Real Estate Investment Trust	(10,229)	(77,416)	(10.5)
Orla Mining Ltd.	(3,021)	(13,033)	(1.8)
Pet Valu Holdings Ltd.	(8,818)	(263,702)	(35.7)
Premium Brands Holdings Corp., Class A	(4,041)	(282,571)	(38.2)
Primaris Real Estate Investment Trust	(17,570)	(201,641)	(27.3)
SilverCrest Metals, Inc.	(2,205)	(14,418)	(1.9)
Spartan Delta Corp.	(24,070)	(271,897)	(36.8)
Stella-Jones, Inc.	(22,164)	(806,569)	(109.1)
StorageVault Canada, Inc.	(71,607)	(346,047)	(46.8)
Superior Plus Corp.	(35,992)	(291,063)	(39.4)
Timbercreek Financial Corp.	(16,530)	(98,766)	(13.4)
Tucows, Inc., Class A	(1,664)	(55,195)	(7.5)
Uni-Select, Inc.	(2,795)	(83,353)	(11.3)
Uranium Energy Corp.	(6,503)	(26,207)	(3.5)
Winpak Ltd.	(13,457)	(420,332)	(56.8)
Xenon Pharmaceuticals, Inc.	(7,406)	(289,501)	(39.2)

		(9,206,643)

Cyprus
Atalaya Mining PLC	(13,815)	(59,441)	(8.0)

Denmark
Alm Brand A/S	(9,143)	(16,916)	(2.3)
Netcompany Group A/S	(2,942)	(117,083)	(15.8)
Nilfisk Holding A/S	(870)	(17,317)	(2.4)
NTG Nordic Transport Group A/S	(1,127)	(46,085)	(6.2)
Ringkjoebing Landbobank A/S	(6,183)	(899,766)	(121.7)
Scandinavian Tobacco Group A/S	(1,103)	(19,170)	(2.6)
Topdanmark A/S	(3,567)	(192,538)	(26.0)
Zealand Pharma A/S	(7,444)	(232,484)	(31.5)

		(1,541,359)

Faeroe Islands
Bakkafrost P/F	(137)	(8,501)	(1.2)

Finland
Aktia Bank OYJ	(20,654)	(244,300)	(33.0)
Metsa Board OYJ, Class B	(9)	(80)	(0.0)
Sanoma OYJ	(29,952)	(318,606)	(43.1)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Finland (continued)
TietoEVRY OYJ	(6,837)	$(208,214)	(28.2)%
Tokmanni Group Corp.	(52,997)	(683,322)	(92.4)

		(1,454,522)

France
ABC arbitrage	(5,141)	(36,217)	(4.9)
Altarea SCA	(304)	(41,433)	(5.6)
Antin Infrastructure Partners SA	(19,444)	(437,991)	(59.2)
CGG SA	(219,203)	(184,604)	(25.0)
Chargeurs SA	(1,191)	(19,902)	(2.7)
Etablissements Maurel et Prom SA	(2,220)	(8,921)	(1.2)
Euroapi SA	(19,024)	(305,369)	(41.3)
Fnac Darty SA	(7,237)	(268,589)	(36.3)
Maisons du Monde SA	(12,818)	(157,634)	(21.3)
Mercialys SA	(6,055)	(67,246)	(9.1)
Metropole Television SA	(3,412)	(54,343)	(7.4)
Societe BIC SA	(3,661)	(265,810)	(35.9)
Trigano SA	(3,261)	(454,565)	(61.5)
Voltalia SA, Registered Shares	(11,021)	(208,597)	(28.2)

		(2,511,221)

Germany
About You Holding SE	(35,785)	(235,245)	(31.8)
Auto1 Group SE	(31,447)	(254,767)	(34.5)
BayWa AG	(7,006)	(319,521)	(43.2)
CECONOMY AG	(79,061)	(193,896)	(26.2)
Cewe Stiftung & Co. KGAA	(816)	(80,880)	(10.9)
CompuGroup Medical SE & Co. KgaA	(1,468)	(68,801)	(9.3)
Energiekontor AG	(953)	(81,765)	(11.1)
Hamborner REIT AG	(26,993)	(211,272)	(28.6)
Hamburger Hafen und Logistik AG	(13,601)	(192,092)	(26.0)
Indus Holding AG	(7,481)	(197,791)	(26.7)
Instone Real Estate Group SE	(7,254)	(74,021)	(10.0)
Jenoptik AG	(3,967)	(123,287)	(16.7)
JOST Werke AG	(3,788)	(219,327)	(29.7)
Medios AG	(1,521)	(29,821)	(4.0)
Norma Group SE	(467)	(10,017)	(1.3)
Sirius Real Estate Ltd.	(43,108)	(44,908)	(6.1)
Software AG	(5,303)	(147,797)	(20.0)
Suedzucker AG	(8,532)	(138,416)	(18.7)
Wuestenrot & Wuerttembergische AG	(5,177)	(94,516)	(12.8)

		(2,718,140)

Hong Kong
SUNeVision Holdings Ltd.	(1,000)	(580)	(0.1)

Ireland
C&C Group PLC	(427,106)	(848,789)	(114.8)
Cairn Homes PLC	(143,229)	(152,260)	(20.6)
Keywords Studios PLC	(1,344)	(47,206)	(6.4)
Origin Enterprises PLC	(2,425)	(10,994)	(1.5)

		(1,059,249)

Israel
Clal Insurance Enterprises Holdings Ltd.	(9,863)	(169,352)	(22.9)
Doral Group Renewable Energy Resources Ltd.	(104,434)	(259,070)	(35.0)
Electra Consumer Products 1970 Ltd.	(1,062)	(31,344)	(4.2)
Electra Real Estate Ltd.	(775)	(8,713)	(1.2)
Gilat Satellite Networks Ltd.	(8,726)	(47,274)	(6.4)
Infinya Ltd.	(115)	(11,968)	(1.6)
Innovid Corp.	(18,679)	(42,028)	(5.7)
Isracard Ltd.	(20,487)	(69,062)	(9.3)

Security	Shares	Value	% of Basket Value

Israel (continued)
JFrog Ltd.	(46,348)	$(1,191,607)	(161.2)%
Naphtha Israel Petroleum Corp. Ltd.	(29,630)	(152,223)	(20.6)
Perion Network Ltd.	(453)	(15,237)	(2.1)

		(1,997,878)

Italy
Ariston Holding NV	(4,881)	(50,517)	(6.8)
Banca Farmafactoring SpA	(4,301)	(39,776)	(5.4)
Credito Emiliano SpA	(10,874)	(92,612)	(12.5)
Digital Bros SpA	(7,159)	(169,360)	(22.9)
doValue SpA	(44,370)	(361,441)	(48.9)
Enav SpA	(29,541)	(136,005)	(18.4)
Fila SpA	(2,179)	(16,951)	(2.3)
Gruppo MutuiOnline SpA	(3,732)	(118,936)	(16.1)
GVS SpA	(39,565)	(209,042)	(28.3)
Illimity Bank SpA	(8,645)	(70,936)	(9.6)
Industrie De Nora SpA	(2,726)	(50,737)	(6.8)
MFE-MediaForEurope NV, Class A	(788,625)	(345,612)	(46.7)
Technogym SpA	(29,523)	(261,867)	(35.4)
Technoprobe SpA	(13,243)	(97,344)	(13.2)

		(2,021,136)

Japan
77 Bank Ltd.	(1,600)	(28,575)	(3.9)
ADEKA Corp.	(20,700)	(350,270)	(47.4)
Aeon Hokkaido Corp.	(41,900)	(294,072)	(39.8)
Aichi Financial Group, Inc.	(8,700)	(155,386)	(21.0)
Airtrip Corp.	(16,700)	(342,621)	(46.3)
Alpha Systems, Inc.	(1,200)	(38,902)	(5.3)
Appier Group, Inc.	(24,000)	(306,852)	(41.5)
ARCLANDS Corp.	(35,200)	(396,597)	(53.6)
Arcs Co. Ltd.	(2,300)	(38,868)	(5.3)
ARTERIA Networks Corp.	(11,800)	(114,014)	(15.4)
Asahi Holdings, Inc.	(23,800)	(374,453)	(50.6)
Atom Corp.	(38,200)	(233,684)	(31.6)
Awa Bank Ltd.	(8,600)	(144,733)	(19.6)
Axial Retailing, Inc.	(7,100)	(192,498)	(26.0)
Belc Co. Ltd.	(2,500)	(107,718)	(14.6)
BML, Inc.	(8,700)	(216,337)	(29.3)
Bushiroad, Inc.	(12,600)	(66,000)	(8.9)
CellSource Co. Ltd.	(5,100)	(143,910)	(19.5)
Chiyoda Corp.	(102,300)	(304,148)	(41.1)
Chofu Seisakusho Co. Ltd.	(5,100)	(83,004)	(11.2)
Colowide Co. Ltd.	(12,000)	(169,988)	(23.0)
CYBERDYNE, Inc.	(16,300)	(38,482)	(5.2)
Daiho Corp.	(1,900)	(53,647)	(7.3)
Daikokutenbussan Co. Ltd.	(8,000)	(335,056)	(45.3)
Daishi Hokuetsu Financial Group, Inc.	(10,900)	(260,055)	(35.2)
Daiwabo Holdings Co. Ltd.	(11,800)	(178,604)	(24.2)
DCM Holdings Co. Ltd.	(13,100)	(119,217)	(16.1)
Demae-Can Co. Ltd.	(207,400)	(687,637)	(93.0)
Dexerials Corp.	(2,300)	(49,165)	(6.6)
Direct Marketing MiX, Inc.	(600)	(7,631)	(1.0)
Duskin Co. Ltd.	(3,100)	(72,452)	(9.8)
Earth Corp.	(2,400)	(93,701)	(12.7)
EDION Corp.	(22,500)	(222,230)	(30.1)
EM Systems Co. Ltd.	(26,900)	(195,310)	(26.4)
ES-Con Japan Ltd.	(47,500)	(307,048)	(41.5)
Exedy Corp.	(42,800)	(575,708)	(77.9)
Fuji Seal International, Inc.	(16,700)	(217,043)	(29.4)
Fuji Soft, Inc.	(3,100)	(185,031)	(25.0)

13

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Fujicco Co. Ltd.	(9,000)	$(130,883)	(17.7)%
Fujio Food Group, Inc.	(21,000)	(228,673)	(30.9)
Fukushima Galilei Co. Ltd.	(6,100)	(207,062)	(28.0)
GLOBERIDE, Inc.	(8,700)	(178,375)	(24.1)
Glory Ltd.	(30,600)	(535,197)	(72.4)
GMO Financial Gate, Inc.	(3,800)	(243,292)	(32.9)
GMO Financial Holdings, Inc.	(28,100)	(119,515)	(16.2)
GMO GlobalSign Holdings KK	(11,400)	(379,971)	(51.4)
Gunze Ltd.	(600)	(19,759)	(2.7)
Hakuto Co. Ltd.	(4,700)	(164,525)	(22.2)
Hanwa Co. Ltd.	(1,900)	(60,498)	(8.2)
Heiwa Real Estate REIT, Inc.	(62)	(72,106)	(9.7)
Hirata Corp.	(2,900)	(143,483)	(19.4)
Hokuetsu Corp.	(153,900)	(990,723)	(134.0)
Hokuhoku Financial Group, Inc.	(6,200)	(49,104)	(6.6)
Hokuto Corp.	(10,300)	(149,707)	(20.2)
Hoshino Resorts REIT, Inc.	(14)	(80,205)	(10.8)
Hyakugo Bank Ltd.	(165,200)	(533,535)	(72.2)
Ichibanya Co. Ltd.	(6,000)	(218,316)	(29.5)
Idec Corp.	(8,000)	(190,494)	(25.8)
Inabata & Co. Ltd.	(1,000)	(19,411)	(2.6)
Inageya Co. Ltd.	(24,700)	(247,004)	(33.4)
IR Japan Holdings Ltd.	(3,400)	(47,929)	(6.5)
Iriso Electronics Co. Ltd.	(2,800)	(93,962)	(12.7)
Itochu Advance Logistics Investment Corp.	(375)	(403,379)	(54.6)
Itochu Enex Co. Ltd.	(3,500)	(30,000)	(4.1)
Itochu-Shokuhin Co. Ltd.	(2,800)	(108,670)	(14.7)
J Trust Co. Ltd.	(25,700)	(112,878)	(15.3)
Jaccs Co. Ltd.	(3,200)	(103,232)	(14.0)
Japan Display, Inc.	(27,300)	(9,270)	(1.3)
Japan Elevator Service Holdings Co. Ltd.	(2,900)	(40,940)	(5.5)
JDC Corp.	(3,700)	(15,847)	(2.1)
J-Oil Mills, Inc.	(18,300)	(222,307)	(30.1)
JTOWER, Inc.	(300)	(14,369)	(1.9)
Kameda Seika Co. Ltd.	(12,100)	(409,240)	(55.3)
Kanamoto Co. Ltd.	(2,500)	(43,482)	(5.9)
Kanto Denka Kogyo Co. Ltd.	(2,700)	(20,960)	(2.8)
Kappa Create Co. Ltd.	(31,500)	(343,987)	(46.5)
Keiyo Bank Ltd.	(32,400)	(153,897)	(20.8)
Keiyo Co. Ltd.	(62,300)	(430,410)	(58.2)
KH Neochem Co. Ltd.	(14,400)	(306,926)	(41.5)
Kisoji Co. Ltd.	(37,600)	(622,047)	(84.1)
Ki-Star Real Estate Co. Ltd.	(10,700)	(407,049)	(55.0)
Kiyo Bank Ltd.	(31,800)	(404,228)	(54.7)
Kohnan Shoji Co. Ltd.	(10,600)	(273,092)	(36.9)
Komeri Co. Ltd.	(16,800)	(344,634)	(46.6)
Konishi Co. Ltd.	(15,200)	(215,470)	(29.1)
Kura Sushi, Inc.	(2,100)	(48,789)	(6.6)
KYB Corp.	(14,900)	(422,254)	(57.1)
Leopalace21 Corp.	(8,800)	(21,841)	(3.0)
LITALICO, Inc.	(10,600)	(216,397)	(29.3)
Management Solutions Co. Ltd.	(9,700)	(263,509)	(35.6)
Maruha Nichiro Corp.	(28,200)	(535,462)	(72.4)
MARUKA FURUSATO Corp.	(2,000)	(53,801)	(7.3)
Medley, Inc.	(12,600)	(446,460)	(60.4)
Meiko Electronics Co. Ltd.	(20,200)	(452,827)	(61.2)
Micronics Japan Co. Ltd.	(8,000)	(85,814)	(11.6)
Mitani Sekisan Co. Ltd.	(3,200)	(104,554)	(14.1)
Mitsubishi Estate Logistics REIT Investment Corp.	(42)	(132,019)	(17.9)
Mitsubishi Research Institute, Inc.	(4,900)	(190,650)	(25.8)
Mizuno Corp.	(3,500)	(79,413)	(10.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Modec, Inc.	(5,500)	$(59,862)	(8.1)%
Mori Trust Hotel REIT, Inc.	(83)	(85,982)	(11.6)
Musashi Seimitsu Industry Co. Ltd.	(25,300)	(348,668)	(47.2)
Nachi-Fujikoshi Corp.	(3,200)	(96,753)	(13.1)
Nafco Co. Ltd.	(16,900)	(212,010)	(28.7)
Nagawa Co. Ltd.	(1,400)	(86,079)	(11.6)
Nanto Bank Ltd.	(400)	(8,297)	(1.1)
Nippon Carbon Co. Ltd.	(6,200)	(211,146)	(28.6)
Nippon Kanzai Co. Ltd.	(1,600)	(31,510)	(4.3)
Nishio Rent All Co. Ltd.	(7,500)	(180,921)	(24.5)
Nissha Co. Ltd.	(17,500)	(260,374)	(35.2)
Nojima Corp.	(10,000)	(107,349)	(14.5)
Noritz Corp.	(3,300)	(38,150)	(5.2)
NS United Kaiun Kaisha Ltd.	(12,500)	(376,457)	(50.9)
NTT UD REIT Investment Corp.	(203)	(207,036)	(28.0)
Ogaki Kyoritsu Bank Ltd.	(28,900)	(433,338)	(58.6)
Oisix ra daichi, Inc.	(11,700)	(197,445)	(26.7)
Okasan Securities Group, Inc.	(49,000)	(158,486)	(21.4)
One REIT, Inc.	(81)	(153,538)	(20.8)
Open Door, Inc.	(9,100)	(128,575)	(17.4)
Optorun Co. Ltd.	(12,400)	(244,696)	(33.1)
Organo Corp.	(12,200)	(310,116)	(41.9)
Osaka Soda Co. Ltd.	(2,200)	(71,905)	(9.7)
Outsourcing, Inc.	(38,500)	(299,191)	(40.5)
Pacific Industrial Co. Ltd.	(32,100)	(266,109)	(36.0)
Raksul, Inc.	(11,200)	(121,243)	(16.4)
Retail Partners Co. Ltd.	(7,900)	(83,208)	(11.3)
Riken Keiki Co. Ltd.	(7,100)	(253,269)	(34.3)
Riken Vitamin Co. Ltd.	(2,400)	(35,579)	(4.8)
Ringer Hut Co. Ltd.	(700)	(12,212)	(1.6)
Riso Kagaku Corp.	(7,400)	(123,467)	(16.7)
Roland Corp.	(6,800)	(203,033)	(27.5)
Rorze Corp.	(2,200)	(169,108)	(22.9)
Ryosan Co. Ltd.	(6,000)	(135,972)	(18.4)
Ryoyo Electro Corp.	(3,000)	(53,624)	(7.3)
Saibu Gas Holdings Co. Ltd.	(12,500)	(176,710)	(23.9)
Sakata INX Corp.	(18,300)	(154,210)	(20.9)
SAMTY Co. Ltd.	(2,800)	(44,224)	(6.0)
Samty Residential Investment Corp.	(90)	(75,465)	(10.2)
San-Ai Oil Co. Ltd.	(7,900)	(82,193)	(11.1)
SanBio Co. Ltd.	(24,400)	(139,757)	(18.9)
San-In Godo Bank Ltd.	(7,500)	(46,651)	(6.3)
Sanki Engineering Co. Ltd.	(6,000)	(72,043)	(9.7)
Sanyo Denki Co. Ltd.	(5,000)	(242,388)	(32.8)
SBS Holdings, Inc.	(9,500)	(216,931)	(29.3)
Sekisui Jushi Corp.	(600)	(9,107)	(1.2)
Senko Group Holdings Co. Ltd.	(14,400)	(111,382)	(15.1)
Seria Co. Ltd.	(400)	(8,790)	(1.2)
Shibuya Corp.	(3,900)	(76,052)	(10.3)
Shiga Bank Ltd.	(8,300)	(172,763)	(23.4)
Shima Seiki Manufacturing Ltd.	(4,600)	(69,685)	(9.4)
Shin Nippon Biomedical Laboratories Ltd.	(12,100)	(217,829)	(29.5)
Showa Sangyo Co. Ltd.	(6,000)	(117,055)	(15.8)
Siix Corp.	(6,500)	(70,247)	(9.5)
Simplex Holdings, Inc.	(25,200)	(442,690)	(59.9)
SRE Holdings Corp.	(14,000)	(445,120)	(60.2)
T Hasegawa Co. Ltd.	(2,400)	(58,754)	(7.9)
Takasago International Corp.	(6,900)	(136,836)	(18.5)
TKP Corp.	(7,000)	(165,943)	(22.4)
Toa Corp.	(17,300)	(335,140)	(45.3)
Toagosei Co. Ltd.	(15,500)	(140,662)	(19.0)
TOC Co. Ltd.	(9,100)	(47,692)	(6.4)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toei Co. Ltd.	(100)	$(13,221)	(1.8)%
Toho Bank Ltd.	(121,500)	(225,536)	(30.5)
Tokai Tokyo Financial Holdings, Inc.	(16,900)	(49,258)	(6.7)
Tokushu Tokai Paper Co. Ltd.	(10,400)	(233,037)	(31.5)
Tokuyama Corp.	(26,200)	(383,298)	(51.8)
TOMONY Holdings, Inc.	(117,200)	(359,969)	(48.7)
Tomy Co. Ltd.	(44,500)	(439,184)	(59.4)
Topre Corp.	(13,600)	(132,667)	(17.9)
Toyo Gosei Co. Ltd.	(4,000)	(285,502)	(38.6)
Trancom Co. Ltd.	(1,200)	(68,757)	(9.3)
TRE Holdings Corp.	(2,700)	(30,425)	(4.1)
Tsugami Corp.	(4,800)	(53,138)	(7.2)
TV Asahi Holdings Corp.	(2,200)	(22,768)	(3.1)
West Holdings Corp.	(14,100)	(422,796)	(57.2)
WingArc1st, Inc.	(5,900)	(89,653)	(12.1)
W-Scope Corp.	(1,800)	(20,183)	(2.7)
YAMABIKO Corp.	(5,900)	(51,657)	(7.0)
Yokohama Reito Co. Ltd.	(13,800)	(116,233)	(15.7)
Yokowo Co. Ltd.	(18,800)	(325,164)	(44.0)
Yonex Co. Ltd.	(6,600)	(64,546)	(8.7)
Zojirushi Corp.	(22,600)	(288,969)	(39.1)

		(34,211,468)

Jersey
Centamin PLC	(45,125)	(61,860)	(8.4)

Luxembourg
Befesa SA	(6,207)	(356,041)	(48.2)

Malta
Kindred Group PLC	(1,026)	(10,339)	(1.4)

Netherlands
AMG Advanced Metallurgical Group NV	(1,323)	(51,680)	(7.0)
Arcadis NV	(2,846)	(123,575)	(16.7)
Core Laboratories NV	(423)	(10,829)	(1.5)
Koninklijke BAM Groep NV	(13,104)	(33,397)	(4.5)
NSI NV	(5,854)	(152,740)	(20.7)
TKH Group NV	(1,328)	(60,271)	(8.1)

		(432,492)

Norway
Aker Carbon Capture ASA	(42,177)	(62,515)	(8.5)
Bonheur ASA	(3,826)	(102,151)	(13.8)
Crayon Group Holding ASA	(39,273)	(395,555)	(53.5)
Europris ASA	(56,827)	(366,113)	(49.5)
FREYR Battery SA	(1,359)	(11,973)	(1.6)
Hexagon Composites ASA	(9,085)	(30,634)	(4.2)
Hexagon Purus ASA	(54,964)	(144,632)	(19.6)
Norske Skog ASA	(7,130)	(49,099)	(6.6)

		(1,162,672)

Portugal
Altri SGPS SA	(40,878)	(206,394)	(27.9)
Corticeira Amorim SGPS SA	(6,254)	(61,803)	(8.4)
Greenvolt-Energias Renovaveis SA	(69,899)	(585,976)	(79.2)
Navigator Co. SA	(3,059)	(10,710)	(1.5)

		(864,883)

Singapore
BW Energy Ltd.	(40,302)	(113,230)	(15.3)
TDCX, Inc.	(27,093)	(357,086)	(48.3)
Yanlord Land Group Ltd.	(1,600)	(1,355)	(0.2)

		(471,671)

Security	Shares	Value	% of Basket Value

Spain
Construcciones y Auxiliar de Ferrocarriles SA	(1,480)	$(47,666)	(6.4)%
Gestamp Automocion SA	(7,420)	(32,762)	(4.4)
Global Dominion Access SA	(16,299)	(69,890)	(9.5)
Grenergy Renovables SA	(1,264)	(45,749)	(6.2)
Grupo Catalana Occidente SA	(1,433)	(44,418)	(6.0)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	(13,298)	(13,859)	(1.9)
Opdenergy Holdings SA	(3,316)	(15,970)	(2.2)
Soltec Power Holdings SA	(54,560)	(332,446)	(45.0)
Talgo SA	(10,590)	(42,999)	(5.8)
Vidrala SA	(231)	(23,302)	(3.1)
Viscofan SA	(2,277)	(146,754)	(19.8)

		(815,815)

Sweden
AcadeMedia AB	(77,109)	(363,192)	(49.1)
Beijer Alma AB	(873)	(17,280)	(2.3)
Bilia AB, A Shares	(17,664)	(204,097)	(27.6)
Billerud AB	(12,683)	(147,341)	(19.9)
Boozt AB	(4,395)	(57,114)	(7.7)
Cint Group AB	(34,493)	(129,467)	(17.5)
Clas Ohlson AB, B Shares	(22,039)	(146,954)	(19.9)
Coor Service Management Holding AB	(13,722)	(87,675)	(11.9)
Dometic Group AB	(15,823)	(99,718)	(13.5)
Duni AB	(7,137)	(61,791)	(8.4)
Dustin Group AB	(12,294)	(41,436)	(5.6)
Electrolux Professional AB, Class B	(17,398)	(81,068)	(11.0)
Granges AB	(34,851)	(291,507)	(39.4)
Hemnet Group AB	(3,289)	(45,792)	(6.2)
Hexpol AB	(25,060)	(270,720)	(36.6)
Hufvudstaden AB, A Shares	(38,409)	(578,445)	(78.2)
Instalco AB	(22,845)	(88,368)	(12.0)
JM AB	(4,048)	(75,463)	(10.2)
KNOW IT AB	(5,888)	(115,081)	(15.6)
Lindab International AB	(4,812)	(68,250)	(9.2)
MEKO AB	(6,035)	(66,888)	(9.0)
Munters Group AB	(13,874)	(133,025)	(18.0)
New Wave Group AB, B Shares	(5,676)	(127,717)	(17.3)
Resurs Holding AB	(2,729)	(7,267)	(1.0)
Rvrc Holding AB	(37,432)	(127,400)	(17.2)
Stillfront Group AB	(23,338)	(40,732)	(5.5)
Viaplay Group AB, Class B	(3,969)	(97,996)	(13.3)
Wallenstam AB, B Shares	(33,855)	(155,417)	(21.0)
Wihlborgs Fastigheter AB	(42,517)	(350,048)	(47.3)

		(4,077,249)

Switzerland
ALSO Holding AG, Registered Shares	(2,186)	(445,276)	(60.2)
Bucher Industries AG, Registered Shares	(337)	(153,560)	(20.8)
Bystronic AG	(301)	(226,183)	(30.6)
Daetwyler Holding AG	(1,869)	(396,389)	(53.6)
dormakaba Holding AG	(1,383)	(577,785)	(78.1)
Forbo Holding AG, Registered Shares	(162)	(213,148)	(28.8)
Interroll Holding AG, Registered Shares	(40)	(124,595)	(16.8)
Komax Holding AG, Registered Shares	(474)	(155,953)	(21.1)
Metall Zug AG, Registered Shares	(5)	(11,251)	(1.5)
Mobimo Holding AG, Registered Shares	(45)	(11,571)	(1.6)
OC Oerlikon Corp. AG, Registered Shares	(2,178)	(14,905)	(2.0)
Peach Property Group AG	(4,394)	(95,108)	(12.9)
PolyPeptide Group AG	(1,571)	(45,643)	(6.2)
SFS Group AG	(1,279)	(147,155)	(19.9)
Siegfried Holding AG, Registered Shares	(35)	(25,712)	(3.5)

15

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
SKAN Group AG	(1,436)	$(106,818)	(14.4)%
Softwareone Holding AG	(23,741)	(383,331)	(51.8)
Stadler Rail AG	(185)	(7,076)	(1.0)
TX Group AG	(252)	(39,509)	(5.3)
Valiant Holding AG, Registered Shares	(2,660)	(303,939)	(41.1)
Zehnder Group AG	(1,506)	(112,089)	(15.2)
Zur Rose Group AG	(11,225)	(423,507)	(57.3)

		(4,020,503)

United Kingdom
AO World PLC	(272,665)	(211,441)	(28.6)
Assura PLC	(644,612)	(443,051)	(59.9)
Aston Martin Lagonda Global Holdings PLC	(83,110)	(169,833)	(23.0)
Auction Technology Group PLC	(10,322)	(89,587)	(12.1)
Balfour Beatty PLC	(78,896)	(356,386)	(48.2)
Bridgepoint Group PLC, Registered Shares	(5,892)	(17,486)	(2.4)
Capita PLC	(23,784)	(8,204)	(1.1)
Close Brothers Group PLC	(30,628)	(365,892)	(49.5)
Coats Group PLC	(164,790)	(148,179)	(20.0)
Cranswick PLC	(7,971)	(312,697)	(42.3)
Deliveroo PLC, Class A	(73,719)	(84,486)	(11.4)
Dixons Carphone PLC	(78,770)	(63,279)	(8.6)
Energean PLC	(1,528)	(21,946)	(3.0)
Essentra PLC	(6,492)	(17,349)	(2.3)
Firstgroup PLC	(57,161)	(76,390)	(10.3)
GB Group PLC	(4,877)	(21,268)	(2.9)
Grainger PLC	(6,687)	(21,402)	(2.9)
Greatland Gold PLC	(2,468,683)	(232,525)	(31.4)
Halfords Group PLC	(41,458)	(104,881)	(14.2)
Helios Towers PLC	(14,373)	(18,960)	(2.6)
Hill & Smith PLC	(666)	(10,346)	(1.4)
Home Reit PLC	(319,295)	(149,781)	(20.3)
IP Group PLC	(118,320)	(88,981)	(12.0)
John Wood Group PLC	(21,405)	(37,525)	(5.1)
Just Group PLC	(92,937)	(94,011)	(12.7)
Kape Technologies PLC	(112,196)	(345,802)	(46.8)
Keller Group PLC	(15,208)	(151,681)	(20.5)
Kier Group PLC	(46,642)	(39,389)	(5.3)
Liontrust Asset Management PLC	(7,161)	(102,602)	(13.9)
LondonMetric Property PLC	(14,325)	(33,378)	(4.5)
Marlowe PLC	(8,516)	(52,705)	(7.1)
Mitie Group PLC	(587,752)	(565,196)	(76.4)
Molten Ventures PLC	(93,492)	(413,605)	(55.9)
NCC Group PLC	(29,300)	(67,838)	(9.2)
Pagegroup PLC	(3,741)	(21,060)	(2.8)
Petrofac Ltd.	(418,541)	(429,310)	(58.1)
Renewi PLC	(23,432)	(189,852)	(25.7)
S4 Capital PLC	(34,966)	(94,455)	(12.8)
Serica Energy PLC	(22,825)	(71,425)	(9.7)
Spire Healthcare Group PLC	(4,874)	(14,602)	(2.0)
Synthomer PLC	(23,230)	(44,850)	(6.1)
Target Healthcare REIT PLC	(21,992)	(21,961)	(3.0)
TI Fluid Systems PLC	(102,707)	(150,680)	(20.4)
Tullow Oil PLC	(601,367)	(267,800)	(36.2)
Urban Logistics REIT PLC	(73,289)	(129,658)	(17.5)
Volex PLC	(11,611)	(36,502)	(4.9)
Wincanton PLC	(48,309)	(176,291)	(23.8)
Yellow Cake PLC	(50,401)	(259,676)	(35.1)

		(6,846,204)

Security	Shares	Value	% of Basket Value

United States
23andMe Holding Co., Class A	(69,639)	$(174,097)	(23.5)%
3D Systems Corp.	(16,029)	(174,075)	(23.5)
908 Devices, Inc.	(6,554)	(61,083)	(8.3)
ABM Industries, Inc.	(3,543)	(166,202)	(22.5)
Accolade, Inc.	(16,209)	(189,159)	(25.6)
Aclaris Therapeutics, Inc.	(1,150)	(19,435)	(2.6)
ACM Research, Inc., Class A	(9,612)	(120,054)	(16.2)
ACV Auctions, Inc., Class A	(47,041)	(461,002)	(62.3)
AdaptHealth Corp., Class A	(3,336)	(71,490)	(9.7)
Addus HomeCare Corp.	(880)	(94,618)	(12.8)
Adicet Bio, Inc.	(10,850)	(99,278)	(13.4)
ADTRAN Holdings, Inc.	(3,893)	(73,461)	(9.9)
AeroVironment, Inc.	(591)	(52,581)	(7.1)
Aeva Technologies, Inc.	(62,334)	(105,344)	(14.2)
Agiliti, Inc.	(27,923)	(515,179)	(69.7)
Agilysys, Inc.	(2,280)	(190,517)	(25.8)
Akero Therapeutics, Inc.	(479)	(23,711)	(3.2)
Alamo Group, Inc.	(492)	(76,983)	(10.4)
Alexander’s, Inc.	(1,595)	(378,462)	(51.2)
Alkami Technology, Inc.	(4,660)	(76,284)	(10.3)
Allovir, Inc.	(3,597)	(20,791)	(2.8)
Alpha Metallurgical Resources, Inc.	(64)	(10,300)	(1.4)
Altimmune, Inc.	(1,445)	(19,710)	(2.7)
ALX Oncology Holdings, Inc.	(649)	(6,036)	(0.8)
AMC Networks, Inc., Class A	(7,966)	(147,451)	(19.9)
Amerant Bancorp, Inc.	(8,077)	(224,864)	(30.4)
Ameresco, Inc., Class A	(2,748)	(177,164)	(24.0)
American States Water Co.	(4,666)	(439,397)	(59.4)
American Well Corp., Class A	(18,242)	(72,421)	(9.8)
America’s Car-Mart, Inc.	(4,600)	(396,244)	(53.6)
Amicus Therapeutics, Inc.	(8,358)	(108,988)	(14.7)
AMMO, Inc.	(19,457)	(48,253)	(6.5)
Amplitude, Inc., Class A	(23,922)	(343,998)	(46.5)
Anavex Life Sciences Corp.	(1,064)	(11,566)	(1.6)
ANI Pharmaceuticals, Inc.	(439)	(19,636)	(2.7)
Apartment Investment and Management Co., Class A	(3,251)	(24,415)	(3.3)
API Group Corp.	(8,138)	(180,989)	(24.5)
Apollo Medical Holdings, Inc.	(594)	(21,170)	(2.9)
Appfolio, Inc., Class A	(401)	(45,044)	(6.1)
Appian Corp., Class A	(4,006)	(165,708)	(22.4)
Arcellx, Inc.	(4,170)	(139,320)	(18.8)
Arcosa, Inc.	(969)	(57,433)	(7.8)
Arcturus Therapeutics Holdings, Inc.	(13,695)	(289,375)	(39.1)
Arcutis Biotherapeutics, Inc.	(13,869)	(229,809)	(31.1)
Ares Commercial Real Estate Corp.	(31,146)	(382,473)	(51.7)
Argan, Inc.	(7,928)	(309,113)	(41.8)
Atea Pharmaceuticals, Inc.	(21,109)	(97,735)	(13.2)
Atlanticus Holdings Corp.	(464)	(15,080)	(2.0)
Avanos Medical, Inc.	(904)	(27,699)	(3.7)
Avid Technology, Inc.	(5,148)	(156,036)	(21.1)
Avista Corp.	(10,366)	(413,603)	(55.9)
Axsome Therapeutics, Inc.	(9,676)	(725,700)	(98.1)
Babcock & Wilcox Enterprises, Inc.	(74,154)	(492,383)	(66.6)
Balchem Corp.	(1,161)	(151,661)	(20.5)
Bank of Hawaii Corp.	(1,238)	(94,695)	(12.8)
Banner Corp.	(16,060)	(1,041,170)	(140.8)
BARK, Inc.	(14,017)	(28,174)	(3.8)
Barnes Group, Inc.	(15,209)	(673,150)	(91.0)
Barrett Business Services, Inc.	(1,357)	(134,859)	(18.2)
Beauty Health Co.	(45,493)	(518,620)	(70.1)

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
BellRing Brands, Inc.	(488)	$(13,840)	(1.9)%
Benson Hill, Inc.	(2,874)	(7,702)	(1.0)
Berkshire Hills Bancorp, Inc.	(6,378)	(198,037)	(26.8)
BigCommerce Holdings, Inc., Series 1	(15,459)	(189,527)	(25.6)
BioCryst Pharmaceuticals, Inc.	(16,297)	(171,933)	(23.3)
Bionano Genomics, Inc.	(6,262)	(11,334)	(1.5)
Bioventus, Inc., Class A	(681)	(1,335)	(0.2)
Bioxcel Therapeutics, Inc.	(4,070)	(116,076)	(15.7)
Bloomin’ Brands, Inc.	(22,145)	(537,016)	(72.6)
Boston Omaha Corp., Class A	(15,659)	(414,181)	(56.0)
Brady Corp., Class A	(2,070)	(110,683)	(15.0)
Braze, Inc., Class A	(11,555)	(369,760)	(50.0)
Brightsphere Investment Group Inc.	(11,310)	(265,219)	(35.9)
BrightSpire Capital, Inc., Class A	(2,234)	(17,023)	(2.3)
Brinker International, Inc.	(1,053)	(41,551)	(5.6)
Broadmark Realty Capital, Inc.	(19,481)	(85,327)	(11.5)
BRP Group, Inc., Class A	(12,089)	(346,350)	(46.8)
Burford Capital Ltd.	(5,584)	(50,186)	(6.8)
Butterfly Network, Inc.	(34,563)	(95,048)	(12.9)
C3.AI, Inc., Class A	(4,452)	(88,372)	(12.0)
California Resources Corp.	(8,555)	(365,555)	(49.4)
California Water Service Group	(5,265)	(322,060)	(43.6)
Callon Petroleum Co.	(436)	(18,552)	(2.5)
Camping World Holdings, Inc., Class A	(1,911)	(48,559)	(6.6)
Cano Health, Inc.	(25,825)	(35,639)	(4.8)
Capitol Federal Financial, Inc.	(2,213)	(18,523)	(2.5)
CareMax, Inc.	(5,226)	(24,510)	(3.3)
Caribou Biosciences, Inc.	(15,482)	(111,625)	(15.1)
Cars.com, Inc.	(542)	(9,268)	(1.3)
Cass Information Systems, Inc.	(174)	(8,449)	(1.1)
Cassava Sciences, Inc.	(6,423)	(179,844)	(24.3)
Cathay General Bancorp.	(4,681)	(205,777)	(27.8)
CCC Intelligent Solutions Holdings, Inc.	(22,222)	(205,553)	(27.8)
Celldex Therapeutics, Inc.	(2,419)	(106,581)	(14.4)
Centerspace	(3,340)	(225,851)	(30.5)
Centrus Energy Corp., Class A	(1,847)	(75,819)	(10.3)
Cerevel Therapeutics Holdings, Inc.	(11,614)	(396,618)	(53.6)
CEVA, Inc.	(277)	(9,174)	(1.2)
Cheesecake Factory, Inc.	(1,004)	(39,407)	(5.3)
Chuy’s Holdings, Inc.	(2,561)	(87,663)	(11.9)
City Holding Co.	(2,390)	(226,548)	(30.6)
Claros Mortgage Trust, Inc.	(2,347)	(39,289)	(5.3)
Clarus Corp.	(2,605)	(26,180)	(3.5)
Clearwater Analytics Holdings, Inc., Class A	(400)	(7,832)	(1.1)
Cogent Biosciences, Inc.	(6,778)	(102,077)	(13.8)
Cogent Communications Holdings, Inc.	(4,653)	(319,056)	(43.2)
Columbia Financial, Inc.	(3,308)	(65,664)	(8.9)
Community Bank System, Inc.	(2,075)	(119,748)	(16.2)
Community Trust Bancorp, Inc.	(3,914)	(168,615)	(22.8)
Compass Minerals International, Inc.	(5,596)	(261,109)	(35.3)
Compass, Inc., Class A	(9,997)	(40,188)	(5.4)
Conduent, Inc.	(18,000)	(85,860)	(11.6)
Consensus Cloud Solutions, Inc.	(3,279)	(192,707)	(26.1)
Coursera, Inc.	(14,572)	(232,423)	(31.4)
CRA International, Inc.	(61)	(7,249)	(1.0)
Credo Technology Group Holding Ltd.	(13,727)	(237,889)	(32.2)
Crinetics Pharmaceuticals, Inc.	(7,933)	(155,566)	(21.0)
Cross Country Healthcare, Inc.	(1,646)	(45,677)	(6.2)
CryoPort, Inc.	(2,761)	(63,034)	(8.5)
CS Disco, Inc.	(9,377)	(77,923)	(10.5)
CTI BioPharma Corp.	(38,016)	(210,228)	(28.4)
Cullinan Oncology, Inc.	(11,877)	(138,248)	(18.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Cushman & Wakefield PLC	(14,665)	$(211,616)	(28.6)%
Cutera, Inc.	(1,955)	(68,093)	(9.2)
CVB Financial Corp.	(5,330)	(129,093)	(17.5)
Cytek Biosciences, Inc.	(8,321)	(100,268)	(13.6)
DICE Therapeutics, Inc.	(2,615)	(83,079)	(11.2)
DocGo, Inc.	(1,097)	(10,970)	(1.5)
Donnelley Financial Solutions, Inc.	(5,652)	(257,788)	(34.9)
Douglas Elliman, Inc.	(59,675)	(278,085)	(37.6)
Dril-Quip, Inc.	(3,703)	(113,719)	(15.4)
Dynex Capital, Inc.	(16,568)	(238,745)	(32.3)
E2open Parent Holdings, Inc.	(58,465)	(403,408)	(54.6)
Easterly Government Properties, Inc., Class A	(1,751)	(28,436)	(3.8)
Eastman Kodak Co.	(9,598)	(34,649)	(4.7)
Edgewell Personal Care Co.	(31)	(1,329)	(0.2)
Edgio, Inc.	(2,596)	(4,076)	(0.6)
Elme Communities	(3,593)	(68,986)	(9.3)
Embecta Corp.	(9,827)	(259,335)	(35.1)
Empire State Realty Trust, Inc., Class A	(35,222)	(293,751)	(39.7)
Encore Capital Group, Inc.	(4,362)	(243,051)	(32.9)
Energizer Holdings, Inc.	(16,840)	(624,764)	(84.5)
Energy Recovery, Inc.	(3,069)	(67,917)	(9.2)
Energy Vault Holdings, Inc.	(27,299)	(115,748)	(15.7)
EnerSys	(2,105)	(174,757)	(23.6)
Enovix Corp.	(16,455)	(130,653)	(17.7)
EnPro Industries, Inc.	(904)	(109,447)	(14.8)
Enterprise Financial Services Corp.	(3,684)	(196,431)	(26.6)
Esab Corp.	(4,520)	(261,301)	(35.3)
ESS Tech, Inc.	(6,478)	(14,316)	(1.9)
Essential Properties Realty Trust, Inc.	(889)	(22,652)	(3.1)
European Wax Center, Inc., Class A	(2,140)	(40,318)	(5.5)
EverCommerce, Inc.	(18,597)	(192,107)	(26.0)
Evolent Health, Inc., Class A	(656)	(21,136)	(2.9)
Evolus, Inc.	(26,379)	(274,078)	(37.1)
Expro Group Holdings NV	(15,840)	(299,218)	(40.5)
F45 Training Holdings, Inc.	(9,702)	(30,076)	(4.1)
Farmland Partners, Inc.	(18,943)	(243,986)	(33.0)
Federal Signal Corp.	(4,783)	(254,695)	(34.4)
Figs, Inc., Class A	(19,132)	(171,231)	(23.2)
First Advantage Corp.	(609)	(8,453)	(1.1)
First Bancorp/Southern Pines	(6,985)	(278,352)	(37.6)
First Merchants Corp.	(14,060)	(599,518)	(81.1)
Flywire Corp.	(7,884)	(212,631)	(28.8)
Focus Financial Partners, Inc., Class A	(4,379)	(197,712)	(26.7)
Four Corners Property Trust, Inc.	(3,777)	(108,627)	(14.7)
Franchise Group, Inc.	(7,917)	(244,556)	(33.1)
Freshpet, Inc.	(3,299)	(208,926)	(28.3)
fuboTV, Inc.	(15,542)	(39,943)	(5.4)
Funko, Inc., Class A	(34,723)	(420,148)	(56.8)
Gates Industrial Corp. PLC	(19,002)	(251,016)	(33.9)
Genworth Financial, Inc., Class A	(77,165)	(425,951)	(57.6)
German American Bancorp, Inc.	(4,035)	(155,428)	(21.0)
Geron Corp.	(24,930)	(82,269)	(11.1)
Getty Realty Corp.	(8,679)	(316,176)	(42.8)
Glacier Bancorp, Inc.	(661)	(30,135)	(4.1)
Gladstone Commercial Corp.	(3,098)	(52,635)	(7.1)
Gladstone Land Corp.	(3,564)	(69,641)	(9.4)
Glaukos Corp.	(3,415)	(167,506)	(22.7)
Global Net Lease, Inc.	(38,068)	(569,117)	(77.0)
Globalstar, Inc.	(108,525)	(153,020)	(20.7)
GrafTech International Ltd.	(9,977)	(65,250)	(8.8)
Graham Holdings Co., Class B	(127)	(82,970)	(11.2)
Grand Canyon Education, Inc	(1,605)	(187,079)	(25.3)

17

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Great Southern Bancorp, Inc.	(641)	$(37,460)	(5.1)%
Greenbrier Cos., Inc.	(245)	(7,575)	(1.0)
Griffon Corp.	(1,121)	(45,826)	(6.2)
Hagerty, Inc., Class A	(1,883)	(18,096)	(2.4)
Harmonic, Inc.	(7,557)	(99,526)	(13.5)
Hawaiian Electric Industries, Inc.	(7,324)	(309,585)	(41.9)
Hayward Holdings, Inc.	(15,814)	(213,331)	(28.9)
Hecla Mining Co.	(28,707)	(177,122)	(24.0)
Heritage Commerce Corp.	(20,502)	(248,484)	(33.6)
Heska Corp.	(412)	(36,849)	(5.0)
Hillman Solutions Corp.	(30,743)	(295,133)	(39.9)
Hims & Hers Health, Inc.	(6,878)	(56,950)	(7.7)
Hippo Holdings, Inc.	(3,940)	(66,113)	(8.9)
Honest Co., Inc.	(125,476)	(414,071)	(56.0)
Huron Consulting Group, Inc.	(2,173)	(147,851)	(20.0)
Hyliion Holdings Corp.	(43,590)	(156,052)	(21.1)
Hyster-Yale Materials Handling, Inc.	(4,500)	(145,935)	(19.7)
Ichor Holdings Ltd.	(2,491)	(84,196)	(11.4)
Ideaya Biosciences, Inc.	(708)	(12,057)	(1.6)
ImmunityBio, Inc.	(13,812)	(52,486)	(7.1)
Immunovant, Inc.	(5,709)	(101,449)	(13.7)
Independent Bank Corp.	(4,250)	(338,682)	(45.8)
indie Semiconductor, Inc., Class A	(2,504)	(19,957)	(2.7)
Indus Realty Trust, Inc.	(6,104)	(391,266)	(52.9)
Informatica, Inc., Class A	(1,558)	(27,732)	(3.8)
Inhibrx, Inc.	(4,266)	(106,650)	(14.4)
Innospec, Inc.	(775)	(87,591)	(11.8)
Inotiv, Inc.	(2,138)	(15,501)	(2.1)
Insight Enterprises, Inc.	(138)	(15,555)	(2.1)
Integer Holdings Corp.	(229)	(15,070)	(2.0)
International Bancshares Corp.	(1,359)	(63,696)	(8.6)
InvenTrust Properties Corp.	(10,504)	(261,234)	(35.3)
Invesco Mortgage Capital, Inc.	(523)	(7,683)	(1.0)
Invitae Corp.	(9,771)	(23,060)	(3.1)
IonQ, Inc.	(10,569)	(46,926)	(6.3)
iTeos Therapeutics, Inc.	(798)	(16,678)	(2.3)
Jack in the Box, Inc.	(7,647)	(581,019)	(78.6)
John B Sanfilippo & Son, Inc.	(622)	(52,565)	(7.1)
John Wiley & Sons, Inc., Class A	(13,216)	(605,293)	(81.9)
Johnson Outdoors, Inc., Class A	(113)	(7,736)	(1.0)
Kennametal, Inc.	(2,277)	(64,895)	(8.8)
Kennedy-Wilson Holdings, Inc.	(33,114)	(592,078)	(80.1)
Keros Therapeutics, Inc.	(2,396)	(140,334)	(19.0)
Kezar Life Sciences, Inc.	(8,803)	(63,118)	(8.5)
Kinetik Holdings, Inc., Class A	(664)	(20,777)	(2.8)
KKR Real Estate Finance Trust, Inc.	(41,969)	(668,566)	(90.4)
Kosmos Energy Ltd.	(25,330)	(200,360)	(27.1)
Krystal Biotech, Inc.	(5,108)	(424,577)	(57.4)
Kura Sushi USA, Inc., Class A	(1,494)	(92,837)	(12.6)
Lakeland Bancorp, Inc.	(2,252)	(43,396)	(5.9)
Lakeland Financial Corp.	(573)	(40,517)	(5.5)
Latham Group, Inc.	(7,664)	(33,722)	(4.6)
Lemonade, Inc.	(1,992)	(32,430)	(4.4)
LendingClub Corp.	(1,862)	(18,043)	(2.4)
Leonardo DRS, Inc.	(12,903)	(172,255)	(23.3)
Leslie’s, Inc.	(13,857)	(214,645)	(29.0)
Lexington Realty Trust	(1,877)	(21,679)	(2.9)
LGI Homes, Inc.	(750)	(85,388)	(11.6)
Liberty Energy, Inc., Class A	(4,496)	(71,172)	(9.6)
Liberty Media Corp.-Liberty Braves, Class C	(8,759)	(303,762)	(41.1)
Lightwave Logic, Inc.	(55,074)	(346,415)	(46.9)
Lordstown Motors Corp., Class A	(52,111)	(68,265)	(9.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Lovesac Co.	(5,975)	$(153,797)	(20.8)%
LTC Properties, Inc.	(436)	(16,633)	(2.3)
Luminar Technologies, Inc., Class A	(10,900)	(72,703)	(9.8)
Mack-Cali Realty Corp.	(13,755)	(237,961)	(32.2)
Madison Square Garden Entertainment Corp.	(1,775)	(92,815)	(12.6)
Markforged Holding Corp.	(47,375)	(63,483)	(8.6)
Materion Corp.	(1,960)	(176,890)	(23.9)
Mativ Holdings, Inc.	(944)	(26,017)	(3.5)
Matterport, Inc.	(29,031)	(102,189)	(13.8)
Matthews International Corp., Class A	(7,511)	(278,207)	(37.6)
MaxCyte, Inc.	(15,107)	(88,225)	(11.9)
Mercury Systems, Inc.	(6,625)	(331,151)	(44.8)
MeridianLink, Inc.	(1,139)	(18,087)	(2.4)
Mersana Therapeutics, Inc.	(5,939)	(39,079)	(5.3)
MGP Ingredients, Inc.	(473)	(46,136)	(6.2)
Minerals Technologies, Inc.	(3,546)	(246,270)	(33.3)
Mirion Technologies, Inc.	(102,231)	(812,736)	(109.9)
Mirum Pharmaceuticals, Inc.	(9,585)	(225,056)	(30.4)
Mission Produce, Inc.	(4,261)	(53,092)	(7.2)
Montrose Environmental Group, Inc.	(10,255)	(555,411)	(75.1)
Mueller Water Products, Inc., Class A	(1,161)	(14,687)	(2.0)
N-able, Inc.	(8,409)	(86,360)	(11.7)
NanoString Technologies, Inc.	(2,407)	(25,466)	(3.4)
National HealthCare Corp.	(2,319)	(138,073)	(18.7)
National Presto Industries, Inc.	(1,797)	(137,668)	(18.6)
Navient Corp.	(2,528)	(47,956)	(6.5)
Navitas Semiconductor Corp.	(3,017)	(14,964)	(2.0)
NBT Bancorp, Inc.	(10,296)	(404,736)	(54.7)
Necessity Retail REIT, Inc.	(39,543)	(270,079)	(36.5)
NetScout Systems, Inc.	(161)	(5,168)	(0.7)
NETSTREIT Corp.	(12,968)	(261,046)	(35.3)
NewMarket Corp.	(139)	(47,887)	(6.5)
NexTier Oilfield Solutions, Inc.	(11,491)	(108,245)	(14.6)
Nicolet Bankshares, Inc.	(687)	(50,075)	(6.8)
nLight, Inc.	(42,921)	(532,220)	(72.0)
Northern Oil and Gas, Inc.	(1,288)	(43,174)	(5.8)
Northfield Bancorp, Inc.	(468)	(6,997)	(0.9)
Northwest Bancshares, Inc.	(13,525)	(191,243)	(25.9)
Nuvalent, Inc., Class A	(4,345)	(131,436)	(17.8)
Nuvation Bio, Inc.	(2,316)	(5,697)	(0.8)
ODP Corp.	(259)	(13,364)	(1.8)
O-I Glass, Inc.	(20,175)	(388,369)	(52.5)
Olo, Inc., Class A	(41,542)	(333,167)	(45.1)
ON24, Inc.	(43,922)	(407,596)	(55.1)
OneSpan, Inc.	(5,957)	(82,266)	(11.1)
Open Lending Corp., Class A	(6,371)	(55,874)	(7.6)
Opendoor Technologies, Inc.	(207,252)	(453,882)	(61.4)
Orion Office REIT, Inc.	(20,579)	(198,587)	(26.9)
OrthoPediatrics Corp.	(1,869)	(88,086)	(11.9)
Outset Medical, Inc.	(11,942)	(335,809)	(45.4)
Pacific Biosciences of California, Inc.	(23,650)	(262,278)	(35.5)
Pacific Premier Bancorp, Inc.	(4,648)	(150,316)	(20.3)
Park National Corp.	(211)	(26,428)	(3.6)
Patterson Cos., Inc.	(741)	(22,371)	(3.0)
Paymentus Holdings, Inc., Class A	(40,282)	(350,051)	(47.3)
Peapack-Gladstone Financial Corp.	(1,802)	(66,836)	(9.0)
Pediatrix Medical Group, Inc.	(8,057)	(123,675)	(16.7)
PennyMac Mortgage Investment Trust	(5,883)	(89,716)	(12.1)
Physicians Realty Trust	(20,508)	(325,257)	(44.0)
Piedmont Lithium, Inc.	(7,140)	(490,090)	(66.3)
Pitney Bowes, Inc.	(16,077)	(69,292)	(9.4)
Planet Labs PBC	(29,850)	(147,758)	(20.0)

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Pliant Therapeutics, Inc.	(5,322)	$(186,483)	(25.2)%
Plymouth Industrial REIT, Inc.	(19,520)	(436,858)	(59.1)
Portillo’s, Inc., Class A	(2,155)	(48,617)	(6.6)
PowerSchool Holdings, Inc., Class A	(2,947)	(66,366)	(9.0)
Premier, Inc., Class A	(11,009)	(367,260)	(49.7)
PROCEPT BioRobotics Corp.	(9,264)	(360,277)	(48.7)
Progress Software Corp.	(7,270)	(385,601)	(52.2)
Provention Bio, Inc.	(38,863)	(336,554)	(45.5)
Pulmonx Corp.	(18,665)	(165,932)	(22.4)
PureCycle Technologies, Inc.	(2,391)	(20,037)	(2.7)
Quanterix Corp.	(12,516)	(176,851)	(23.9)
Quantum-Si, Inc	(4,595)	(10,201)	(1.4)
Rackspace Technology, Inc.	(26,107)	(78,321)	(10.6)
Ready Capital Corp.	(63,320)	(837,724)	(113.3)
Reata Pharmaceuticals, Inc., Class A	(3,749)	(162,444)	(22.0)
Redfin Corp.	(9,991)	(74,733)	(10.1)
Relay Therapeutics, Inc.	(1,824)	(39,143)	(5.3)
Resideo Technologies, Inc.	(4,298)	(82,651)	(11.2)
REV Group, Inc.	(21,557)	(276,145)	(37.3)
REVOLUTION Medicines, Inc.	(3,312)	(88,563)	(12.0)
Reynolds Consumer Products, Inc.	(7,096)	(211,248)	(28.6)
Rhythm Pharmaceuticals, Inc.	(14,457)	(395,399)	(53.5)
Rimini Street, Inc.	(6,144)	(27,648)	(3.7)
RLI Corp.	(1,348)	(178,543)	(24.1)
Rocket Lab USA, Inc.	(114,745)	(570,283)	(77.1)
RXO, Inc.	(941)	(17,239)	(2.3)
S&T Bancorp, Inc.	(9,021)	(328,184)	(44.4)
Sabra Health Care REIT, Inc.	(2,240)	(30,240)	(4.1)
Safety Insurance Group, Inc.	(1,118)	(94,348)	(12.8)
Sage Therapeutics, Inc.	(1,833)	(81,275)	(11.0)
Sally Beauty Holdings, Inc.	(9,284)	(144,645)	(19.6)
Samsara, Inc., Class A	(3,438)	(46,894)	(6.3)
Saul Centers, Inc.	(880)	(37,673)	(5.1)
Schneider National, Inc., Class B	(492)	(13,038)	(1.8)
Schrodinger, Inc.	(10,268)	(248,280)	(33.6)
Seer, Inc., Class A	(4,818)	(21,922)	(3.0)
Select Energy Services, Inc., Class A	(1,854)	(16,278)	(2.2)
Sema4 Holdings Corp., Class A	(20,730)	(8,806)	(1.2)
Senseonics Holdings, Inc.	(20,956)	(23,680)	(3.2)
Shenandoah Telecommunications Co.	(10,341)	(202,167)	(27.3)
SI-BONE, Inc.	(25,926)	(441,520)	(59.7)
Silk Road Medical, Inc.	(1,206)	(65,558)	(8.9)
SilverBow Resources, Inc.	(5,712)	(150,054)	(20.3)
Simmons First National Corp., Class A	(572)	(12,761)	(1.7)
SITE Centers Corp.	(1,465)	(19,997)	(2.7)
SJW Group	(4,944)	(382,715)	(51.8)
Skillz, Inc., Class A	(56,574)	(45,225)	(6.1)
SmartRent, Inc.	(15,141)	(44,212)	(6.0)
SomaLogic, Inc.	(23,103)	(80,398)	(10.9)
Sonos, Inc.	(9,723)	(179,292)	(24.2)
Spectrum Brands Holdings, Inc.	(2,019)	(137,050)	(18.5)
Sprout Social, Inc., Class A	(1,255)	(80,282)	(10.9)
Squarespace, Inc., Class A	(2,740)	(64,993)	(8.8)
St Joe Co.	(2,254)	(106,163)	(14.4)
Stem, Inc.	(8,765)	(86,423)	(11.7)
StepStone Group, Inc., Class A	(7,657)	(223,508)	(30.2)
Stericycle, Inc.	(1,668)	(89,755)	(12.1)
Stock Yards Bancorp, Inc.	(545)	(32,678)	(4.4)
Strategic Education, Inc.	(5,116)	(477,579)	(64.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Sumo Logic, Inc.	(19,365)	$(229,088)	(31.0)%
Sun Country Airlines Holdings, Inc.	(16,961)	(316,662)	(42.8)
Sunstone Hotel Investors, Inc.	(42,406)	(466,042)	(63.0)
Sweetgreen, Inc., Class A	(66,851)	(693,245)	(93.8)
Talos Energy, Inc.	(5,591)	(110,758)	(15.0)
Tarsus Pharmaceuticals, Inc.	(2,619)	(41,275)	(5.6)
Tejon Ranch Co.	(4,246)	(85,005)	(11.5)
Telos Corp.	(12,733)	(61,755)	(8.4)
Tennant Co.	(1,156)	(81,070)	(11.0)
Terex Corp.	(3,095)	(157,752)	(21.3)
Texas Capital Bancshares, Inc.	(2,131)	(140,795)	(19.0)
TFS Financial Corp.	(3,401)	(48,464)	(6.6)
TimkenSteel Corp.	(7,568)	(148,863)	(20.1)
Towne Bank	(2,372)	(72,275)	(9.8)
TPI Composites, Inc.	(3,371)	(43,992)	(6.0)
Traeger, Inc.	(2,810)	(10,200)	(1.4)
TransMedics Group, Inc.	(1,162)	(73,229)	(9.9)
Treace Medical Concepts, Inc.	(4,278)	(98,779)	(13.4)
Tredegar Corp.	(12,208)	(148,083)	(20.0)
TreeHouse Foods, Inc.	(6,853)	(331,891)	(44.9)
TriCo Bancshares	(6,433)	(325,188)	(44.0)
TriMas Corp.	(518)	(15,949)	(2.2)
Tronox Holdings PLC	(11,159)	(191,377)	(25.9)
Trupanion, Inc.	(1,093)	(64,509)	(8.7)
TrustCo Bank Corp.	(2,263)	(81,264)	(11.0)
Trustmark Corp.	(11,137)	(324,309)	(43.9)
Tupperware Brands Corp.	(1,749)	(7,748)	(1.0)
Two Harbors Investment Corp.	(9,621)	(172,601)	(23.3)
UFP Technologies, Inc.	(71)	(8,075)	(1.1)
UMB Financial Corp.	(973)	(87,755)	(11.9)
UMH Properties, Inc.	(15,306)	(274,284)	(37.1)
Unisys Corp.	(3,921)	(21,213)	(2.9)
United Natural Foods, Inc.	(345)	(14,359)	(1.9)
Universal Corp.	(3,559)	(193,503)	(26.2)
Universal Health Realty Income Trust	(7,885)	(432,177)	(58.5)
Urstadt Biddle Properties, Inc., Class A	(19,457)	(365,402)	(49.4)
US Physical Therapy, Inc.	(754)	(74,759)	(10.1)
VAALCO Energy, Inc.	(2,712)	(12,611)	(1.7)
Vaxcyte, Inc.	(2,169)	(98,364)	(13.3)
Vector Group Ltd.	(4,011)	(51,942)	(7.0)
Velo3D, Inc.	(43,192)	(103,661)	(14.0)
Viavi Solutions, Inc.	(5,799)	(65,529)	(8.9)
Victoria’s Secret & Co.	(2,123)	(89,484)	(12.1)
Vishay Intertechnology, Inc.	(1,593)	(36,464)	(4.9)
Vista Outdoor, Inc.	(18,292)	(536,870)	(72.6)
Vitesse Energy, Inc.	(13,328)	(212,715)	(28.8)
Vobile Group Ltd.	(156,000)	(89,493)	(12.1)
Vuzix Corp.	(22,530)	(117,381)	(15.9)
W&T Offshore, Inc.	(19,639)	(122,155)	(16.5)
Warby Parker, Inc., Class A	(440)	(7,106)	(1.0)
Werner Enterprises, Inc.	(2,195)	(103,099)	(13.9)
White Mountains Insurance Group Ltd.	(326)	(498,115)	(67.4)
WideOpenWest, Inc.	(8,952)	(102,858)	(13.9)
WW International, Inc.	(20,491)	(101,840)	(13.8)
Xenia Hotels & Resorts, Inc.	(14,270)	(212,623)	(28.8)
Xometry, Inc., Class A	(4,377)	(153,283)	(20.7)

19

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Xperi, Inc.	(1,618)	$(16,746)	(2.3)%
Zentalis Pharmaceuticals, Inc.	(7,735)	(182,546)	(24.7)

		(69,351,001)

Preferred Stocks

Germany
Jungheinrich AG	(5,208)	(207,121)	(28.0)

Total Reference Entity — Short		(151,303,250)

Net Value of Reference Entity — Bank of America N.A		$739,418

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates on February 15, 2023 and February 15, 2024:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Allkem Ltd.	35,598	$330,490	21.4%
AMP Ltd.	15,313	14,526	0.9
Aristocrat Leisure Ltd.	10,113	244,160	15.8
ASX Ltd.	1,355	66,307	4.3
Aurizon Holdings Ltd.	130,851	342,013	22.1
Bank of Queensland Ltd.	45,898	226,959	14.7
Boral Ltd.	41,859	102,274	6.6
Brambles Ltd.	7,553	64,227	4.2
Charter Hall Group	57,698	568,128	36.7
Coles Group Ltd.	10,037	126,242	8.2
Commonwealth Bank of Australia	879	68,616	4.4
CSR Ltd.	7,260	27,170	1.8
Domain Holdings Australia Ltd.	65,142	149,035	9.6
Domino’s Pizza Enterprises Ltd.	5,917	318,974	20.6
Downer EDI Ltd.	47,531	127,195	8.2
Flight Centre Travel Group Ltd.	1,906	23,024	1.5
GPT Group	80,012	259,362	16.8
IDP Education Ltd.	15,776	351,070	22.7
Iluka Resources Ltd.	7,492	57,648	3.7
Insignia Financial Ltd.	6,517	16,179	1.1
Magellan Financial Group Ltd.	6,312	40,125	2.6
Medibank Private Ltd.	333,858	695,521	45.0
Origin Energy Ltd.	100,338	532,751	34.5
Orora Ltd.	90,175	190,804	12.3
OZ Minerals Ltd.	15,159	300,252	19.4
Pilbara Minerals Ltd.	34,143	116,152	7.5
Pro Medicus Ltd.	7,008	334,693	21.6
Qantas Airways Ltd.	60,185	271,665	17.6
QBE Insurance Group Ltd.	7,323	71,450	4.6
REA Group Ltd.	397	35,600	2.3
Region RE Ltd., Registered Shares	21,853	41,934	2.7
SEEK Ltd.	488	8,452	0.6
Star Entertainment Group Ltd.	142,964	197,270	12.8
Steadfast Group Ltd.	65,501	243,348	15.7
Treasury Wine Estates Ltd.	78,748	811,166	52.5

Security	Shares	Value	% of Basket Value

Australia (continued)
Westpac Banking Corp.	56,248	$946,421	61.2%
WiseTech Global Ltd.	11,712	507,827	32.8
Worley Ltd.	18,407	202,066	13.1

		9,031,096

Austria
ANDRITZ AG	4,811	287,705	18.6
Raiffeisen Bank International AG	6,309	113,513	7.3

		401,218

Belgium
Ackermans & van Haaren NV	91	15,748	1.0
Ageas SA/NV	2,907	141,926	9.2
Anheuser-Busch InBev SA	12,405	748,787	48.4
Etablissements Franz Colruyt NV	2,963	78,353	5.1
Euronav NV	34,897	549,279	35.5
KBC Group NV	13,414	993,538	64.3
Sofina SA	1,079	256,340	16.6
Solvay SA	1,133	132,030	8.5

		2,916,001

Bermuda
Hiscox Ltd.	79,468	1,106,048	71.5

Canada
Algonquin Power & Utilities Corp.	9,139	66,625	4.3
Aritzia, Inc.	2,119	76,428	4.9
Ballard Power Systems, Inc.	8,437	55,230	3.6
Baytex Energy Corp.	7,040	32,593	2.1
Birchcliff Energy Ltd.	5,345	34,266	2.2
Bombardier, Inc., Class B	12,117	585,292	37.9
Canada Goose Holdings, Inc.	1,705	41,244	2.7
Canadian Imperial Bank of Commerce	20,075	916,430	59.3
Element Fleet Management Corp.	31,531	445,517	28.8
Enerplus Corp.	25,126	445,849	28.8
First Majestic Silver Corp.	25,721	203,170	13.1
First Quantum Minerals Ltd.	9,750	226,209	14.6
GFL Environmental, Inc.	2,556	78,877	5.1
Gildan Activewear, Inc.	27,665	867,449	56.1
Imperial Oil Ltd.	3,608	197,192	12.8
Ivanhoe Mines Ltd., Class A	12,402	116,512	7.5
Kinaxis, Inc.	1,096	127,388	8.2
Lithium Americas Corp.	11,574	291,057	18.8
Lululemon Athletica, Inc.	11,934	3,662,306	236.9
Lundin Mining Corp.	4,298	32,529	2.1
Methanex Corp.	12,468	590,158	38.2
National Bank of Canada.	3,179	238,804	15.4
NuVista Energy Ltd.	14,348	120,236	7.8
Pan American Silver Corp.	10,901	198,677	12.8
Parex Resources, Inc.	26,324	448,114	29.0
Royal Bank of Canada	1,713	175,297	11.3
Stantec, Inc.	6,363	331,696	21.4
TC Energy Corp.	48,939	2,108,656	136.4
Teck Resources Ltd., Class B	466	20,159	1.3
TELUS Corp.	34,769	749,184	48.5
Toronto-Dominion Bank	3,304	228,602	14.8
Tourmaline Oil Corp.	562	26,192	1.7
TransAlta Corp.	8,049	78,158	5.1
West Fraser Timber Co. Ltd.	284	24,694	1.6

		13,840,790

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

China
Yangzijiang Shipbuilding Holdings Ltd.	31,000	$30,561	2.0%

Denmark
AP Moller - Maersk A/S, Class A	20	42,619	2.8
Carlsberg A/S, Class B	5,620	797,824	51.6
Coloplast A/S, Class B	139	16,782	1.1
D/S Norden A/S	16,932	912,726	59.0
H Lundbeck A/S	25,361	94,237	6.1
Jyske Bank AS, Registered Shares	520	37,504	2.4
Novozymes A/S	8,337	433,829	28.1
ROCKWOOL A/S, B Shares	1,093	313,376	20.3
Royal Unibrew A/S	4,104	288,191	18.6
SimCorp A/S	2,208	154,626	10.0

		3,091,714

Finland
Huhtamaki OYJ	646	24,162	1.6
Kone OYJ, Class B	7,660	417,746	27.0
Metso Outotec OYJ	18,970	218,020	14.1
Nokian Renkaat OYJ	37,318	447,016	28.9
Wartsila OYJ Abp	90,351	859,329	55.6

		1,966,273

France
Accor SA	22,645	735,011	47.5
Aeroports de Paris	1,901	294,916	19.1
Air Liquide SA	292	46,494	3.0
Alstom SA	14,458	429,911	27.8
Arkema SA	1,245	125,979	8.1
Bureau Veritas SA	2,008	57,412	3.7
Carrefour SA	20,708	393,886	25.5
Cie Generale des Etablissements Michelin SCA	15,152	479,103	31.0
Covivio	13,549	930,062	60.1
Danone SA	15,645	857,960	55.5
Engie SA	68,385	971,058	62.8
Faurecia SE	22,719	451,506	29.2
Gaztransport Et Technigaz SA	6,485	716,957	46.4
Gecina SA	3,614	428,077	27.7
Hermes International	498	932,012	60.3
ICADE	21,026	998,739	64.6
JCDecaux SE	3,224	72,955	4.7
Klepierre SA	27,953	709,457	45.9
Neoen SA	21,698	814,747	52.7
Pernod Ricard SA	8,310	1,720,419	111.3
Remy Cointreau SA	189	35,587	2.3
Renault SA	9,790	398,056	25.7
Rexel SA	807	17,853	1.1
Societe Generale SA	25,655	763,661	49.4
Ubisoft Entertainment SA	5,000	103,533	6.7
Valeo	4,240	92,664	6.0
Wendel SE	2,275	240,895	15.6

		13,818,910

Germany
1&1 AG	9,077	126,701	8.2
Adidas AG	3,336	537,150	34.7
BASF SE	1,051	60,260	3.9
Covestro AG	10,614	488,716	31.6
Daimler Truck Holding AG	2,331	78,330	5.1
DWS Group GmbH & Co. KGaA	12,704	456,951	29.5
E.ON SE	14,245	155,312	10.0
Encavis AG	21,505	416,669	26.9

Security	Shares	Value	% of Basket Value

Germany (continued)
Freenet AG	41,090	$998,867	64.6%
K&S AG, Registered Shares	14,536	347,940	22.5
Knorr-Bremse AG	1,222	80,320	5.2
Mercedes-Benz Group AG	5,861	436,129	28.2
METRO AG	43	424	0.0
Nemetschek SE	1,543	82,495	5.3
Puma SE	1,298	87,997	5.7
Rheinmetall AG	158	36,918	2.4
Scout24 SE	1,035	60,256	3.9
Siemens AG, Registered Shares	205	32,022	2.1
Siemens Energy AG	8,035	168,002	10.9
SUSE SA	5,037	97,777	6.3
Talanx AG	18,218	901,258	58.3
thyssenkrupp AG	26,295	206,570	13.4
VERBIO Vereinigte BioEnergie AG	2,249	141,777	9.2
Volkswagen AG	11,175	1,956,073	126.5
Wacker Chemie AG	1,183	178,798	11.6

		8,133,712

Hong Kong
ASMPT Ltd.	35,400	292,391	18.9
Bank of East Asia Ltd.	155,800	200,143	13.0
Cathay Pacific Airways Ltd.	528,000	526,211	34.0
Dah Sing Banking Group Ltd.	191,200	154,605	10.0
Galaxy Entertainment Group Ltd.	16,000	111,381	7.2
Haitong International Securities Group Ltd.	174,900	20,129	1.3
Hang Lung Properties Ltd.	44,000	82,964	5.4
Hongkong Land Holdings Ltd.	64,400	314,837	20.4
Hutchison Port Holdings Trust, Class U	648,300	133,389	8.6
Hysan Development Co. Ltd.	39,000	131,213	8.5
Jardine Matheson Holdings Ltd.	1,000	53,156	3.4
Kerry Properties Ltd.	44,500	112,825	7.3
Link REIT	9,800	78,443	5.1
New World Development Co. Ltd.	30,000	89,667	5.8
Shangri-La Asia Ltd.	16,000	13,970	0.9
SITC International Holdings Co. Ltd.	64,000	139,814	9.0
Swire Pacific Ltd., Class A	69,500	636,890	41.2
Swire Properties Ltd.	115,000	323,214	20.9
Wharf Holdings Ltd.	5,000	13,026	0.8
Yue Yuen Industrial Holdings Ltd.	38,500	63,158	4.1

		3,491,426

Ireland
AIB Group PLC	30,570	128,412	8.3
Alkermes PLC	9,574	274,199	17.7
Bank of Ireland Group PLC	2,240	23,932	1.6
Experian PLC	10,269	375,532	24.3
Glanbia PLC	26,911	328,393	21.2
Kingspan Group PLC	6,077	390,849	25.3
Medtronic PLC	2,521	210,983	13.6
Ryanair Holdings PLC	8,639	139,090	9.0

		1,871,390

Israel
Airport City Ltd.	3,546	56,168	3.6
Alony Hetz Properties & Investments Ltd.	35,449	380,341	24.6
Check Point Software Technologies Ltd.	1,291	164,215	10.6
Elbit Systems Ltd.	916	153,782	9.9
Harel Insurance Investments & Financial Services Ltd.	9,222	89,211	5.8
Nice Ltd.	1,507	311,660	20.2

21

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Nova Ltd.	6,207	$562,975	36.4%
Phoenix Holdings Ltd.	9,152	98,426	6.4
Wix.com Ltd.	5,359	466,126	30.1

		2,282,904

Italy
A2A SpA	308,501	464,443	30.0
Azimut Holding SpA	418	10,436	0.7
Banco BPM SpA	10,550	47,483	3.1
Buzzi Unicem SpA	17,950	404,201	26.1
Enel SpA	15,968	94,022	6.1
FinecoBank Banca Fineco SpA	1,855	33,301	2.2
Hera SpA	55,968	160,775	10.4
Infrastrutture Wireless Italiane SpA	23,840	261,257	16.9
Intesa Sanpaolo SpA	94,375	248,137	16.0
Italgas SpA	36,911	216,066	14.0
Iveco Group NV	8,772	71,848	4.6
Moncler SpA	11,130	696,600	45.0
PRADA SpA	30,200	193,115	12.5
Prysmian SpA	8,322	339,851	22.0
Reply SpA	3,409	442,513	28.6
Snam SpA	38,763	197,440	12.8
UniCredit SpA	56,428	1,102,103	71.3
UnipolSai Assicurazioni SpA	64,518	171,619	11.1

		5,155,210

Japan
Acom Co. Ltd.	159,200	396,860	25.7
Ain Holdings, Inc.	2,900	125,394	8.1
Alfresa Holdings Corp.	63,100	789,822	51.1
Amano Corp.	4,000	73,184	4.7
ANA Holdings, Inc.	44,400	982,694	63.6
Anritsu Corp.	28,600	273,971	17.7
Aozora Bank Ltd.	69,700	1,393,595	90.1
Astellas Pharma, Inc.	9,000	132,481	8.6
AZ-COM MARUWA Holdings, Inc.	15,800	199,424	12.9
Benesse Holdings, Inc.	19,600	299,793	19.4
Brother Industries Ltd.	13,300	206,579	13.4
Canon Marketing Japan, Inc.	3,100	73,580	4.8
Canon, Inc.	16,700	370,612	24.0
Coca-Cola Bottlers Japan Holdings, Inc.	72,800	766,501	49.6
COMSYS Holdings Corp.	51,700	986,043	63.8
Cosmos Pharmaceutical Corp.	1,400	136,790	8.8
CyberAgent, Inc.	245,700	2,297,774	148.6
Daicel Corp.	34,700	256,027	16.6
Dai-ichi Life Holdings, Inc.	33,200	778,964	50.4
Daiichi Sankyo Co. Ltd.	1,700	53,392	3.5
Daikin Industries Ltd.	3,100	538,453	34.8
DeNA Co. Ltd.	90,800	1,273,177	82.3
Denka Co. Ltd.	2,900	60,159	3.9
DIC Corp.	3,600	66,931	4.3
DMG Mori Co. Ltd.	22,900	349,780	22.6
Dowa Holdings Co. Ltd.	2,800	97,757	6.3
Ebara Corp.	27,200	1,154,901	74.7
EXEO Group, Inc.	21,200	385,492	24.9
Ezaki Glico Co. Ltd.	3,100	86,626	5.6
Fast Retailing Co. Ltd.	1,000	607,359	39.3
Fuji Media Holdings, Inc.	76,000	641,902	41.5
GMO Payment Gateway, Inc.	5,200	481,166	31.1
Hamamatsu Photonics KK	7,600	406,070	26.3
Hitachi Ltd.	100	5,244	0.3

Security	Shares	Value	% of Basket Value

Japan (continued)
House Foods Group, Inc.	4,800	$102,410	6.6%
Hulic Co. Ltd.	117,300	964,181	62.4
Information Services International-Dentsu Ltd.	8,900	294,842	19.1
INFRONEER Holdings, Inc.	52,900	422,271	27.3
Internet Initiative Japan, Inc.	3,600	67,557	4.4
Itochu Techno-Solutions Corp.	31,000	767,483	49.6
J Front Retailing Co. Ltd.	85,900	800,028	51.7
JTEKT Corp.	2,900	21,499	1.4
Kadokawa Corp.	13,400	250,731	16.2
Kakaku.com, Inc.	16,900	281,758	18.2
Kandenko Co. Ltd.	36,300	243,977	15.8
Kaneka Corp.	5,700	149,650	9.7
Kao Corp.	12,000	485,062	31.4
Kawasaki Kisen Kaisha Ltd.	4,100	85,612	5.5
Kenedix Office Investment Corp.	20	47,511	3.1
Kewpie Corp.	11,400	198,479	12.8
Kinden Corp.	10,800	123,785	8.0
Kirin Holdings Co. Ltd.	35,000	539,340	34.9
Koito Manufacturing Co. Ltd.	18,400	310,374	20.1
Kokuyo Co. Ltd.	35,800	510,477	33.0
Kose Corp.	3,600	397,198	25.7
K’s Holdings Corp.	56,100	495,976	32.1
Kubota Corp.	12,400	186,351	12.1
Kusuri no Aoki Holdings Co. Ltd.	3,800	214,108	13.8
Kyocera Corp.	8,400	435,888	28.2
Kyowa Kirin Co. Ltd.	3,500	78,053	5.0
Lintec Corp.	28,600	495,267	32.0
Lion Corp.	133,400	1,476,702	95.5
Lixil Corp.	29,000	500,650	32.4
Mani, Inc.	15,300	223,794	14.5
Maruichi Steel Tube Ltd.	12,400	267,000	17.3
McDonald’s Holdings Co. Japan Ltd.	5,400	213,340	13.8
Medipal Holdings Corp.	10,400	138,850	9.0
Mercari, Inc.	4,100	88,164	5.7
MISUMI Group, Inc.	3,700	93,120	6.0
Mitsubishi Chemical Group Corp.	22,900	128,502	8.3
Mitsubishi Electric Corp.	39,200	432,013	27.9
Mitsubishi Estate Co. Ltd.	4,700	60,410	3.9
Mitsubishi Gas Chemical Co., Inc.	24,900	363,851	23.5
Mitsubishi HC Capital, Inc.	22,800	116,375	7.5
Mitsubishi Motors Corp.	113,600	437,690	28.3
Mitsubishi UFJ Financial Group, Inc.	260,300	1,906,666	123.3
Mitsui Chemicals, Inc.	13,200	310,708	20.1
Mitsui Fudosan Co. Ltd.	12,200	228,672	14.8
Mitsui Mining & Smelting Co. Ltd.	6,100	162,511	10.5
Mizuho Financial Group, Inc.	6,700	104,657	6.8
Nabtesco Corp.	3,000	87,835	5.7
Nagoya Railroad Co. Ltd.	6,800	112,437	7.3
NEC Corp.	34,800	1,257,241	81.3
NEC Networks & System Integration Corp.	50,300	671,727	43.4
Nexon Co. Ltd.	1,300	31,346	2.0
NGK Spark Plug Co. Ltd.	30,700	599,912	38.8
Nichirei Corp.	1,400	29,296	1.9
Nidec Corp.	2,100	116,380	7.5
Nihon M&A Center Holdings, Inc.	15,300	156,418	10.1
Nippon Express Holdings, Inc.	1,200	69,639	4.5
Nippon Shinyaku Co. Ltd.	1,600	82,346	5.3
Nippon Television Holdings, Inc.	81,600	659,715	42.7
Nipro Corp.	9,800	78,668	5.1
Nissan Motor Co. Ltd.	67,400	242,164	15.7
Nitto Denko Corp.	3,800	245,622	15.9

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nomura Real Estate Holdings, Inc.	46,800	$1,031,493	66.7%
Nomura Real Estate Master Fund, Inc.	288	336,806	21.8
Nomura Research Institute Ltd.	8,500	204,064	13.2
NS Solutions Corp.	21,000	540,509	35.0
NSK Ltd.	308,500	1,735,115	112.2
OBIC Business Consultants Co. Ltd.	8,800	345,596	22.3
Olympus Corp.	3,600	67,679	4.4
Omron Corp.	12,500	723,257	46.8
Oracle Corp. Japan	9,200	630,263	40.8
Osaka Gas Co. Ltd.	2,000	32,274	2.1
Otsuka Corp.	25,100	825,778	53.4
Otsuka Holdings Co. Ltd.	8,400	269,475	17.4
PALTAC Corp.	2,800	101,380	6.6
Panasonic Holdings Corp.	13,200	122,408	7.9
Penta-Ocean Construction Co. Ltd.	21,000	104,739	6.8
Pigeon Corp.	5,500	87,411	5.7
Pola Orbis Holdings, Inc.	85,600	1,235,012	79.9
Resona Holdings, Inc.	24,100	133,363	8.6
Ricoh Co. Ltd.	101,300	786,353	50.9
Rohm Co. Ltd.	2,900	232,381	15.0
Sanrio Co. Ltd.	19,100	728,517	47.1
Santen Pharmaceutical Co. Ltd.	64,800	505,165	32.7
Sapporo Holdings Ltd.	6,800	166,063	10.7
Sawai Group Holdings Co. Ltd.	13,900	430,063	27.8
Shimizu Corp.	54,500	305,510	19.8
Shiseido Co. Ltd.	3,100	161,126	10.4
Skylark Holdings Co. Ltd.	8,900	105,918	6.8
SoftBank Corp.	8,800	100,690	6.5
SoftBank Group Corp.	18,900	894,765	57.9
Sohgo Security Services Co. Ltd.	37,600	1,035,199	66.9
Sompo Holdings, Inc.	25,900	1,114,966	72.1
Sumitomo Electric Industries Ltd.	15,400	185,049	12.0
Sumitomo Forestry Co. Ltd.	16,400	306,639	19.8
Sumitomo Mitsui Trust Holdings, Inc.	17,100	622,930	40.3
Sumitomo Realty & Development Co. Ltd.	41,700	1,016,526	65.7
Sumitomo Rubber Industries Ltd.	11,100	98,543	6.4
Suntory Beverage & Food Ltd.	18,700	631,457	40.8
T&D Holdings, Inc.	40,600	649,854	42.0
Taisei Corp.	5,800	200,227	12.9
Taisho Pharmaceutical Holdings Co. Ltd.	10,800	454,309	29.4
Takara Bio, Inc.	8,000	105,904	6.8
TBS Holdings, Inc.	27,700	323,381	20.9
Terumo Corp.	24,800	721,937	46.7
Toda Corp.	4,900	26,727	1.7
Tokyo Ohka Kogyo Co. Ltd.	6,700	330,219	21.4
Tokyo Tatemono Co. Ltd.	42,600	528,134	34.2
Toray Industries, Inc.	5,400	33,178	2.1
Tosoh Corp.	2,700	35,325	2.3
Toyo Tire & Rubber Co. Ltd.	16,900	202,183	13.1
Toyoda Gosei Co. Ltd.	10,000	166,041	10.7
Toyota Boshoku Corp.	5,400	80,092	5.2
Trend Micro, Inc.	1,300	64,368	4.2
TS Tech Co. Ltd.	16,900	210,518	13.6
Tsumura & Co.	5,700	121,878	7.9
Tsuruha Holdings, Inc.	10,800	795,178	51.4
Ube Industries Ltd.	6,500	101,955	6.6
Ulvac, Inc.	8,100	378,934	24.5
Welcia Holdings Co. Ltd.	4,800	107,283	6.9
Yakult Honsha Co. Ltd.	4,400	314,107	20.3
Yamaguchi Financial Group, Inc.	31,800	219,940	14.2
Yamato Kogyo Co. Ltd.	18,300	693,600	44.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamazaki Baking Co. Ltd.	52,900	$618,915	40.0%
Yaskawa Electric Corp.	8,100	316,622	20.5
Zenkoku Hosho Co. Ltd.	4,200	163,581	10.6
ZOZO, Inc.	19,500	505,503	32.7

		63,837,161

Luxembourg
L’Occitane International SA	45,250	125,898	8.1

Macau
MGM China Holdings Ltd.	108,400	136,951	8.9
Wynn Macau Ltd.	2,000	2,289	0.1

		139,240

Netherlands
ABN AMRO Bank NV	8,523	141,461	9.2
ASR Nederland NV	19,874	940,666	60.8
Heineken Holding NV	967	79,841	5.2
Koninklijke Philips NV	7,918	136,708	8.8
Koninklijke Vopak NV	1,506	45,377	2.9
NN Group NV	3,315	144,030	9.3
Randstad NV	19,820	1,270,429	82.2
Signify NV	587	21,253	1.4

		2,779,765

New Zealand
a2 Milk Co. Ltd.	7,039	34,035	2.2

Norway
AutoStore Holdings Ltd.	33,767	77,978	5.0
Gjensidige Forsikring ASA	10,522	189,117	12.2
Golden Ocean Group Ltd.	7,838	74,984	4.9
NEL ASA	154,359	264,546	17.1
Nordic Semiconductor ASA	7,637	120,428	7.8
TOMRA Systems ASA	64,773	1,143,459	74.0
Var Energi ASA	61,216	186,211	12.0

		2,056,723

Poland
InPost SA	3,895	37,615	2.4

Puerto Rico
Popular, Inc.	5,831	400,240	25.9

Singapore
City Developments Ltd.	2,900	18,406	1.2
ComfortDelGro Corp. Ltd.	155,200	142,186	9.2
Keppel REIT	654,700	482,526	31.2
Mapletree Logistics Trust	42,500	54,944	3.6
Mapletree Pan Asia Commercial Trust	190,400	264,927	17.1
Sembcorp Industries Ltd.	279,300	770,218	49.8
StarHub Ltd.	95,300	82,889	5.4

		1,816,096

Spain
Acciona SA	240	46,824	3.0
Banco de Sabadell SA	495,055	647,217	41.9
Bankinter SA	11,419	82,388	5.3
EDP Renovaveis SA	6,224	135,379	8.8
Fluidra SA	40,537	715,642	46.3
Inmobiliaria Colonial Socimi SA	47,904	349,400	22.6
Merlin Properties Socimi SA	50,286	491,429	31.8
Repsol SA	61,978	1,018,102	65.8

		3,486,381

23

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden
Alfa Laval AB	5,301	$166,587	10.8%
Atlas Copco AB, A Shares	47,043	558,215	36.1
Atlas Copco AB, B Shares	58,239	614,282	39.7
Avanza Bank Holding AB	8,892	205,171	13.3
Beijer Ref AB, Class B	1,625	25,069	1.6
Elekta AB, B Shares	7,490	54,518	3.5
Epiroc AB, Class A	2,741	53,331	3.4
Epiroc AB, Class B	6,328	105,503	6.8
EQT AB	10,873	245,347	15.9
Getinge AB, B Shares	11,424	257,355	16.6
Industrivarden AB, A Shares	5,907	156,478	10.1
Investor AB, A Shares	3,915	78,138	5.1
L E Lundbergforetagen AB, B Shares	7,186	332,764	21.5
Saab AB, Class B	6,052	247,760	16.0
Sagax AB, Class B	2,099	52,213	3.4
SKF AB	7,611	134,702	8.7
Spotify Technology SA	6,120	689,846	44.6
Sweco AB, B Shares	8,395	91,067	5.9
Tele2 AB, B Shares	36,630	316,356	20.5
Thule Group AB	4,565	109,395	7.1
Volvo AB, A Shares	712	14,791	1.0
Volvo AB, B Shares	3,819	75,782	4.9

		4,584,670

Switzerland
ABB Ltd., Registered Shares	106,074	3,693,035	238.8
Banque Cantonale Vaudoise, Registered Shares	2,927	278,232	18.0
Belimo Holding AG, Registered Shares	978	515,841	33.4
Chocoladefabriken Lindt & Spruengli AG	27	296,533	19.2
Cie Financiere Richemont SA, Registered Shares	520	80,162	5.2
Clariant AG, Registered Shares	24,633	422,417	27.3
Dufry AG, Registered Shares	6,362	290,616	18.8
Geberit AG, Registered Shares	289	164,436	10.6
Georg Fischer AG, Registered Shares	1,737	119,762	7.7
Idorsia Ltd.	2,972	49,991	3.2
Logitech International SA, Registered Shares	1,686	98,195	6.4
Partners Group Holding AG	705	661,499	42.8
Roche Holding AG	1,286	470,729	30.4
SGS SA, Registered Shares	206	502,359	32.5
Sika AG, Registered Shares	2,486	706,389	45.7
Straumann Holding AG, Registered Shares	365	47,792	3.1
Swatch Group AG	794	287,482	18.6
TE Connectivity Ltd.	155	19,708	1.3
Tecan Group AG, Registered Shares	697	292,513	18.9
Temenos AG, Registered Shares	10,662	761,060	49.2
UBS Group AG, Registered Shares	7,259	154,946	10.0
VAT Group AG	1,449	451,079	29.2

		10,364,776

United Kingdom
AstraZeneca PLC	1,993	261,108	16.9
Atlantica Sustainable Infrastructure PLC	35,800	981,636	63.5
Aviva PLC	12,920	72,867	4.7
Barclays PLC	86,071	197,859	12.8
Beazley PLC	91,410	752,249	48.7
Bellway PLC	7,592	198,573	12.8
Centrica PLC	425,019	529,489	34.3
ConvaTec Group PLC	452,765	1,313,230	84.9
Croda International PLC	3,389	288,867	18.7
Derwent London PLC	12,055	384,551	24.9
Direct Line Insurance Group PLC	290,418	636,783	41.2

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Dr. Martens PLC	137,466	$263,461	17.0%
Drax Group PLC	39,390	314,587	20.4
easyJet PLC	116,335	708,665	45.8
Hays PLC	396,478	604,926	39.1
IMI PLC	30,418	544,637	35.2
Intermediate Capital Group PLC	2,812	48,387	3.1
Intertek Group PLC	1,178	63,314	4.1
ITV PLC	2,111,565	2,114,587	136.8
Johnson Matthey PLC	12,501	349,187	22.6
Liberty Global PLC, Class A	28,682	622,113	40.2
Liberty Global PLC, Class C	4,951	110,655	7.2
LivaNova PLC	7,013	394,131	25.5
London Stock Exchange Group PLC	1,829	167,436	10.8
Melrose Industries PLC	53,567	94,448	6.1
Moneysupermarket.com Group PLC	2	6	0.0
NatWest Group PLC	34,899	133,142	8.6
Nomad Foods Ltd.	53,127	945,129	61.1
Pennon Group PLC	5,707	64,786	4.2
Persimmon PLC	5,783	101,002	6.5
Renishaw PLC	5,868	286,407	18.5
Rotork PLC	36,675	144,471	9.3
Schroders PLC	169,038	999,655	64.7
Segro PLC	29,002	298,535	19.3
Severn Trent PLC	2,863	99,395	6.4
Smith & Nephew PLC	3,023	41,749	2.7
Spirax-Sarco Engineering PLC	2,369	338,393	21.9
SSE PLC	33,867	719,612	46.5
Standard Chartered PLC	1,098	9,223	0.6
TechnipFMC PLC	15,080	209,461	13.6
Travis Perkins PLC	25,971	325,800	21.1
Tritax Big Box REIT PLC	164,535	317,020	20.5
UNITE Group PLC	25,057	308,680	20.0
United Utilities Group PLC	5,578	72,988	4.7

		17,433,200

United States
A O Smith Corp.	14,475	979,957	63.4
Acadia Healthcare Co., Inc.	2,307	193,834	12.5
Acuity Brands, Inc.	431	81,252	5.3
Adobe, Inc.	4,279	1,584,685	102.5
AECOM	4,754	414,882	26.8
Agilent Technologies, Inc.	5,722	870,202	56.3
Akamai Technologies, Inc.	8,954	796,458	51.5
Alcoa Corp.	5,599	292,492	18.9
Allstate Corp.	9,422	1,210,444	78.3
Alnylam Pharmaceuticals, Inc.	214	48,450	3.1
Alteryx, Inc., Class A	360	19,976	1.3
Amazon.com, Inc.	10,608	1,094,003	70.8
Amedisys, Inc.	7,493	724,273	46.8
American Financial Group, Inc.	1,591	226,861	14.7
AMETEK, Inc.	4,755	689,095	44.6
Amgen, Inc.	970	244,828	15.8
Analog Devices, Inc.	597	102,368	6.6
ANSYS, Inc.	5,797	1,544,089	99.9
Aon PLC, Class A	3,914	1,247,314	80.7
APA Corp.	678	30,056	1.9
Applied Materials, Inc.	1,109	123,642	8.0
Armstrong World Industries, Inc.	3,445	266,677	17.2
Arrow Electronics, Inc.	190	22,323	1.4
ASGN, Inc.	6,545	595,268	38.5
AT&T, Inc.	41,418	843,685	54.6

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Autodesk, Inc.	9,325	$2,006,367	129.8%
AutoNation, Inc.	1,938	245,583	15.9
Avery Dennison Corp.	4,724	894,915	57.9
Avis Budget Group, Inc.	2,254	450,890	29.2
Avnet, Inc.	1,048	48,082	3.1
Bank of New York Mellon Corp.	376	19,014	1.2
Beacon Roofing Supply, Inc.	3,310	188,273	12.2
Becton Dickinson and Co.	856	215,900	14.0
Berry Global Group, Inc.	14,696	907,184	58.7
Best Buy Co., Inc.	205	18,188	1.2
Biogen, Inc.	1,500	436,350	28.2
BioMarin Pharmaceutical, Inc.	146	16,746	1.1
Bio-Rad Laboratories, Inc., Class A	110	51,421	3.3
Black Hills Corp.	769	55,660	3.6
Boeing Co.	386	82,218	5.3
Booz Allen Hamilton Holding Corp., Class A	2,625	248,430	16.1
Boston Beer Co., Inc., Class A	238	92,489	6.0
Boston Scientific Corp.	14,154	654,622	42.3
Box, Inc., Class A	64,866	2,075,063	134.2
Boyd Gaming Corp.	15,090	940,258	60.8
Brighthouse Financial, Inc.	9,045	508,962	32.9
Brown-Forman Corp., Class B	1,166	77,632	5.0
Bruker Corp.	1,728	121,167	7.8
Builders FirstSource, Inc.	10,549	840,755	54.4
CACI International, Inc., Class A	91	28,036	1.8
Capital One Financial Corp.	9,366	1,114,554	72.1
Capri Holdings Ltd.	10,233	680,392	44.0
Carlisle Cos., Inc.	338	84,791	5.5
Carnival Corp.	8,122	87,880	5.7
Catalent, Inc.	312	16,708	1.1
CBRE Group, Inc., Class A	15,025	1,284,788	83.1
CH Robinson Worldwide, Inc.	11,734	1,175,395	76.0
Charles River Laboratories International, Inc.	1,249	303,819	19.6
Chemed Corp.	450	227,313	14.7
Chevron Corp.	5,518	960,242	62.1
Chewy, Inc., Class A	457	20,592	1.3
Chipotle Mexican Grill, Inc., Class A	45	74,087	4.8
Church & Dwight Co., Inc.	2,769	223,901	14.5
Ciena Corp.	392	20,392	1.3
Cincinnati Financial Corp.	1,464	165,652	10.7
Cirrus Logic, Inc.	14,469	1,307,853	84.6
Clearway Energy, Inc., Class C	29,950	1,012,010	65.4
CMS Energy Corp.	3,467	219,080	14.2
Coca-Cola Co.	3,205	196,531	12.7
Cognex Corp.	1,380	75,541	4.9
Colgate-Palmolive Co.	4,002	298,269	19.3
Comerica, Inc.	1,060	77,709	5.0
Comstock Resources, Inc.	13,247	160,951	10.4
Costco Wholesale Corp.	199	101,717	6.6
Credit Acceptance Corp.	2,016	932,682	60.3
Crocs, Inc.	3,042	370,424	24.0
CSX Corp.	7,292	225,469	14.6
Cummins, Inc.	1,756	438,192	28.3
Cytokinetics, Inc.	4,551	193,326	12.5
Danaher Corp.	3,760	994,069	64.3
Darling Ingredients, Inc.	9,636	638,770	41.3
DaVita, Inc.	777	64,017	4.1
Dell Technologies, Inc., Class C	1,378	55,974	3.6
DENTSPLY SIRONA, Inc.	22,389	824,587	53.3
Devon Energy Corp.	6,855	433,510	28.0
DocuSign, Inc., Class A	1,086	65,855	4.3
Dolby Laboratories, Inc., Class A	11,665	928,067	60.0

Security	Shares	Value	% of Basket Value

United States (continued)
Dollar General Corp.	5,242	$1,224,531	79.2%
Dollar Tree, Inc.	1,972	296,155	19.2
Domino’s Pizza, Inc.	3,168	1,118,304	72.3
Donaldson Co., Inc.	341	21,261	1.4
DoubleVerify Holdings, Inc.	3,702	100,657	6.5
Douglas Emmett, Inc.	1,354	22,679	1.5
Dropbox, Inc., Class A	10,181	236,505	15.3
DuPont de Nemours, Inc.	14,247	1,053,566	68.1
DXC Technology Co.	21,895	629,043	40.7
Eastman Chemical Co.	3,515	309,918	20.0
Eaton Corp. PLC	339	54,989	3.6
eBay, Inc.	41,024	2,030,688	131.3
Ecolab, Inc.	4,779	739,933	47.9
Electronic Arts, Inc.	983	126,492	8.2
Elevance Health, Inc.	31	15,500	1.0
Emerson Electric Co.	5,326	480,512	31.1
Enovis Corp.	12,955	815,517	52.7
Entegris, Inc.	2,971	239,789	15.5
Envista Holdings Corp.	12,551	489,363	31.6
EOG Resources, Inc.	1,958	258,945	16.7
EPAM Systems, Inc.	1,413	470,034	30.4
Equinix, Inc.	463	341,754	22.1
Equity Residential	19,674	1,252,250	81.0
Etsy, Inc.	769	105,799	6.8
Everest Re Group Ltd.	1,061	371,021	24.0
Evergy, Inc.	8,333	522,062	33.8
Exelixis, Inc.	1,857	32,720	2.1
Exxon Mobil Corp.	5,195	602,672	39.0
F5, Inc.	8,336	1,230,894	79.6
FactSet Research Systems, Inc.	647	273,642	17.7
FedEx Corp.	1,339	259,579	16.8
Fidelity National Information Services, Inc.	8,421	631,912	40.9
First Solar, Inc.	401	71,218	4.6
Floor & Decor Holdings, Inc., Class A	1,687	153,129	9.9
Flowserve Corp.	16,524	568,756	36.8
Ford Motor Co.	8,421	113,768	7.4
Fortinet, Inc.	22,439	1,174,457	76.0
Fox Corp., Class A	8,303	281,804	18.2
Fox Corp., Class B	19,908	631,084	40.8
FTI Consulting, Inc.	3,253	518,919	33.6
Garmin Ltd.	325	32,136	2.1
Gartner, Inc.	1,167	394,609	25.5
Gentex Corp.	29,521	871,165	56.3
Globus Medical, Inc., Class A	5,136	387,768	25.1
Graco, Inc.	15,747	1,075,835	69.6
Grocery Outlet Holding Corp.	12,694	385,771	24.9
Guidewire Software, Inc.	3,305	242,058	15.7
H&R Block, Inc.	1,265	49,310	3.2
Halozyme Therapeutics, Inc.	4,624	239,384	15.5
Hanover Insurance Group, Inc.	2,670	359,329	23.2
HB Fuller Co.	4,093	282,826	18.3
HealthEquity, Inc.	539	32,798	2.1
Helmerich & Payne, Inc.	803	38,897	2.5
Hexcel Corp.	1,348	95,142	6.2
HF Sinclair Corp.	1,625	92,462	6.0
Hilton Worldwide Holdings, Inc.	4,033	585,148	37.8
Home Depot, Inc.	1,662	538,771	34.8
Howard Hughes Corp.	1,699	145,248	9.4
HP, Inc.	26,114	760,962	49.2
HubSpot, Inc.	1,426	494,836	32.0
Huntsman Corp.	20,948	663,842	42.9
ICU Medical, Inc.	2,373	458,535	29.7

25

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
IDEXX Laboratories, Inc.	1,649	$792,344	51.2%
Illinois Tool Works, Inc.	2,307	544,544	35.2
Illumina, Inc.	190	40,698	2.6
Inari Medical, Inc.	223	12,722	0.8
Intel Corp.	11,776	332,790	21.5
International Paper Co.	12,518	523,503	33.9
Intuit, Inc.	1,742	736,291	47.6
Intuitive Surgical, Inc.	1,159	284,755	18.4
Invesco Ltd.	83,275	1,541,420	99.7
Ionis Pharmaceuticals, Inc.	1,861	74,198	4.8
IPG Photonics Corp.	1,257	140,910	9.1
IQVIA Holdings, Inc.	3,872	888,276	57.4
Iron Mountain, Inc.	4,642	253,360	16.4
Jabil, Inc.	2,220	174,559	11.3
Jacobs Solutions, Inc.	6,209	767,122	49.6
JB Hunt Transport Services, Inc.	1,665	314,768	20.4
Johnson & Johnson	1,883	307,720	19.9
Johnson Controls International PLC	286	19,897	1.3
Jones Lang LaSalle, Inc.	7,535	1,392,995	90.1
Juniper Networks, Inc.	16,185	522,775	33.8
KBR, Inc.	2,806	143,751	9.3
Kellogg Co.	24,981	1,713,197	110.8
KeyCorp.	54,423	1,044,377	67.5
Knight-Swift Transportation Holdings, Inc.	332	19,621	1.3
L3Harris Technologies, Inc.	1,467	315,141	20.4
Lam Research Corp.	573	286,557	18.5
Lamar Advertising Co., Class A	158	16,833	1.1
Landstar System, Inc.	2,584	446,593	28.9
Las Vegas Sands Corp.	875	51,625	3.3
Lennar Corp., Class A	2,705	276,992	17.9
Lennox International, Inc.	485	126,401	8.2
Liberty Broadband Corp.	807	72,452	4.7
Light & Wonder, Inc.	1,412	92,133	6.0
LKQ Corp.	3,343	197,103	12.7
Louisiana-Pacific Corp.	44,623	3,038,380	196.5
Lowe’s Cos., Inc.	1,464	304,878	19.7
Lumen Technologies, Inc.	21,981	115,400	7.5
M&T Bank Corp.	1,549	241,644	15.6
MACOM Technology Solutions Holdings, Inc.	2,840	190,337	12.3
Macy’s, Inc.	55,433	1,309,882	84.7
Manhattan Associates, Inc.	6,874	896,095	58.0
Marathon Oil Corp.	45,863	1,259,857	81.5
Marathon Petroleum Corp.	2,599	334,023	21.6
Marriott Vacations Worldwide Corp.	1,318	210,933	13.6
Marsh & McLennan Cos., Inc.	2,916	510,038	33.0
Martin Marietta Materials, Inc.	1,470	528,671	34.2
Masco Corp.	28,665	1,524,978	98.6
Matador Resources Co.	8,063	533,448	34.5
Match Group, Inc.	8,044	435,341	28.2
MaxLinear, Inc.	64,011	2,637,253	170.6
McCormick & Co., Inc.	35,732	2,684,188	173.6
Medical Properties Trust, Inc.	20,661	267,560	17.3
Meritage Homes Corp.	3,690	397,376	25.7
Mettler-Toledo International, Inc.	414	634,629	41.0
MGIC Investment Corp.	102,149	1,442,344	93.3
MGM Resorts International	68,295	2,828,096	182.9
Micron Technology, Inc.	8,651	521,655	33.7
Microsoft Corp.	4,158	1,030,394	66.6
Middleby Corp.	397	61,714	4.0
Molson Coors Beverage Co., Class B	5,058	265,950	17.2
Moody’s Corp.	4,255	1,373,301	88.8
Mosaic Co.	1,681	83,277	5.4

Security	Shares	Value	% of Basket Value

United States (continued)
NetApp, Inc.	1,302	$86,231	5.6%
Neurocrine Biosciences, Inc.	1,199	133,005	8.6
New Relic, Inc.	289	17,643	1.1
Nordson Corp.	2,779	676,131	43.7
Nordstrom, Inc.	1,207	23,585	1.5
Norfolk Southern Corp.	617	151,665	9.8
Northern Trust Corp.	5,578	540,899	35.0
Northrop Grumman Corp.	368	164,879	10.7
NRG Energy, Inc.	138	4,722	0.3
Nucor Corp.	2,545	430,156	27.8
NVIDIA Corp.	4,929	962,979	62.3
NVR, Inc.	15	79,050	5.1
Occidental Petroleum Corp.	3,439	222,813	14.4
OneMain Holdings, Inc.	2,408	103,881	6.7
Oshkosh Corp.	339	34,164	2.2
Otis Worldwide Corp.	3,014	247,841	16.0
Outfront Media, Inc.	16,561	329,564	21.3
Ovintiv, Inc.	26,679	1,313,407	84.9
Ovintiv, Inc.	2,692	132,339	8.6
Owens Corning	255	24,646	1.6
PacWest Bancorp	49,476	1,368,506	88.5
Papa John’s International, Inc.	12,767	1,145,072	74.1
Paramount Global, Class B	17,368	402,243	26.0
Park Hotels & Resorts, Inc.	19,146	281,638	18.2
Patterson-UTI Energy, Inc.	62,370	1,047,816	67.8
PDC Energy, Inc.	1,595	108,029	7.0
Penn Entertainment, Inc.	10,231	362,689	23.5
Penske Automotive Group, Inc.	4,050	517,671	33.5
PepsiCo, Inc.	15,194	2,598,478	168.1
Perrigo Co. PLC	28,154	1,053,523	68.1
Petco Health & Wellness Co., Inc., Class A	12,019	140,502	9.1
Pinnacle Financial Partners, Inc.	3,055	240,520	15.6
Pinterest, Inc., Class A	5,795	152,351	9.9
Portland General Electric Co.	674	32,069	2.1
Post Holdings, Inc.	12,847	1,219,823	78.9
PPG Industries, Inc.	4,926	642,055	41.5
Primo Water Corp.	43,471	679,566	43.9
Prudential Financial, Inc.	1,786	187,423	12.1
PTC Therapeutics, Inc.	1,216	55,802	3.6
Public Service Enterprise Group, Inc.	5,461	338,200	21.9
PulteGroup, Inc.	3,353	190,752	12.3
Qorvo, Inc.	6,512	707,594	45.8
Ralph Lauren Corp., Class A	6,561	812,580	52.6
Red Rock Resorts, Inc., Class A	10,381	467,249	30.2
Reliance Steel & Aluminum Co.	2,148	488,563	31.6
Repligen Corp.	2,414	447,314	28.9
Republic Services, Inc., Class A	18,263	2,279,588	147.4
Robert Half International, Inc.	5,047	423,746	27.4
ROBLOX Corp., Class A	10,298	383,189	24.8
Roper Technologies, Inc.	278	118,636	7.7
RPM International, Inc.	7,009	630,179	40.8
S&P Global, Inc.	1,980	742,381	48.0
Saia, Inc.	232	63,285	4.1
Salesforce, Inc.	11	1,848	0.1
Sarepta Therapeutics, Inc.	120	14,996	1.0
SBA Communications Corp., Class A	2,169	645,343	41.7
Schlumberger Ltd.	104	5,926	0.4
Scotts Miracle-Gro Co.	5,273	380,658	24.6
Seagen, Inc.	1,035	144,362	9.3
SEI Investments Co.	4,884	304,908	19.7
Sherwin-Williams Co.	2,000	473,180	30.6
Silicon Laboratories, Inc.	4,861	762,740	49.3

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Sims Ltd.	16,936	$183,890	11.9%
SiteOne Landscape Supply, Inc.	1,574	238,477	15.4
Snap, Inc., Class A	17,617	203,653	13.2
Southwest Airlines Co.	19,750	706,457	45.7
Steel Dynamics, Inc.	2,424	292,431	18.9
Stifel Financial Corp.	9,993	673,628	43.6
Stryker Corp.	3,081	781,989	50.6
Synchrony Financial	5,375	197,424	12.8
Syneos Health, Inc.	26,749	960,824	62.1
Synopsys, Inc.	788	278,755	18.0
T Rowe Price Group, Inc.	6,148	716,058	46.3
Take-Two Interactive Software, Inc.	2,245	254,201	16.4
Tapestry, Inc.	14,567	663,818	42.9
TD SYNNEX Corp.	12,913	1,319,063	85.3
Tempur Sealy International, Inc.	12,321	502,081	32.5
Tenable Holdings, Inc.	581	23,374	1.5
Teradata Corp.	26,179	913,124	59.1
Teradyne, Inc.	37,734	3,837,548	248.2
Tetra Tech, Inc.	3,529	548,830	35.5
Texas Instruments, Inc.	2,923	517,985	33.5
Textron, Inc.	17,203	1,253,239	81.1
Timken Co.	810	66,703	4.3
TJX Cos., Inc.	4,809	393,665	25.5
Toll Brothers, Inc.	9,529	566,880	36.7
TopBuild Corp.	1,214	242,873	15.7
Toro Co.	5,962	664,882	43.0
Tractor Supply Co.	1,750	398,982	25.8
Transocean Ltd.	59,359	400,080	25.9
Travel & Leisure Co.	712	30,167	2.0
Trex Co., Inc.	14,595	769,448	49.8
Trimble, Inc.	31,468	1,827,032	118.2
Tyler Technologies, Inc.	428	138,146	8.9
U.S. Bancorp.	6,491	323,252	20.9
U.S. Steel Corp.	44,305	1,262,249	81.6
UGI Corp.	2,996	119,331	7.7
Umpqua Holdings Corp.	13,116	238,711	15.4
Union Pacific Corp.	2,177	444,522	28.7
United Parcel Service, Inc., Class B	335	62,052	4.0
United Therapeutics Corp.	57	15,001	1.0
Vail Resorts, Inc.	4,364	1,144,852	74.0
Veeva Systems, Inc., Class A	542	92,438	6.0
VeriSign, Inc.	3,339	728,069	47.1
Verisk Analytics, Inc., Class A	1,976	359,217	23.2
Verizon Communications, Inc.	3,347	139,135	9.0
Vertex Pharmaceuticals, Inc.	39	12,601	0.8
VF Corp.	45,866	1,419,094	91.8
Visteon Corp.	991	154,933	10.0
Vistra Corp.	35,260	813,096	52.6
Vitesse Energy, Inc.	1,266	20,205	1.3
Vulcan Materials Co.	402	73,699	4.8
Walmart, Inc.	2,208	317,665	20.5
Waste Management, Inc.	5,327	824,247	53.3
Waters Corp.	2,862	940,396	60.8
Watsco, Inc.	2,848	818,430	52.9
Wells Fargo & Co.	4,088	191,605	12.4
Westrock Co.	2,455	96,334	6.2
WeWork, Inc., Class A	51	81	0.0
Weyerhaeuser Co.	9,097	313,210	20.3
Williams-Sonoma, Inc.	1,285	173,398	11.2
Xylem, Inc.	9,137	950,339	61.5
YETI Holdings, Inc.	1,745	78,106	5.1

Security	Shares	Value	% of Basket Value

United States (continued)
Zions Bancorp NA	533	$28,334	1.8%
Zoetis, Inc.	11,330	1,875,002	121.3
Zurn Elkay Water Solutions Corp.	973	21,270	1.4

		173,114,320

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,538	145,708	9.4
Fuchs Petrolub SE	6,251	249,380	16.2
Porsche Automobil Holding SE	6,256	374,088	24.2

		769,176

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	679	127	0.0

Total Reference Entity — Long		348,116,676

Reference Entity — Short

Common Stocks

Australia
ALS Ltd.	(4,372)	(40,563)	(2.6)
Champion Iron Ltd.	(97,978)	(498,559)	(32.3)
Core Lithium Ltd.	(172,271)	(143,660)	(9.3)
Evolution Mining Ltd.	(8,003)	(18,186)	(1.2)
Flutter Entertainment PLC	(33,328)	(5,176,938)	(334.8)
Goodman Group.	(32,662)	(465,877)	(30.1)
Newcrest Mining Ltd.	(5,530)	(87,778)	(5.7)
Seven Group Holdings Ltd.	(20,200)	(325,113)	(21.0)

		(6,756,674)

Austria
Voestalpine AG	(3,251)	(108,020)	(7.0)

Belgium
D’ieteren Group.	(5,498)	(1,050,752)	(67.9)
Elia Group SA	(3,211)	(450,883)	(29.2)
Galapagos NV	(4,337)	(191,949)	(12.4)
Proximus SADP	(104,819)	(1,074,092)	(69.5)
UCB SA	(5,976)	(490,657)	(31.7)

		(3,258,333)

Bermuda
Arch Capital Group Ltd.	(769)	(49,485)	(3.2)
RenaissanceRe Holdings Ltd.	(976)	(190,994)	(12.3)

		(240,479)

Brazil
Yara International ASA	(19,832)	(881,161)	(57.0)

Canada
Air Canada	(44,975)	(763,245)	(49.4)
Alimentation Couche-Tard, Inc.	(10,235)	(467,385)	(30.2)
AltaGas Ltd.	(3,647)	(68,195)	(4.4)
Atco Ltd., Class I	(5,609)	(178,486)	(11.5)
ATS Corp.	(754)	(30,533)	(2.0)
BlackBerry Ltd.	(7,308)	(31,197)	(2.0)
Boyd Group Services, Inc.	(1,791)	(273,896)	(17.7)
Canadian Apartment Properties REIT	(29,031)	(1,073,485)	(69.4)
Canadian Solar, Inc.	(4,390)	(184,687)	(12.0)
Canadian Tire Corp. Ltd., Class A	(9,693)	(1,152,480)	(74.5)
Canadian Utilities Ltd., Class A	(7,519)	(208,976)	(13.5)

27

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
CCL Industries, Inc., Class B	(15,778)	$(737,939)	(47.7)%
Dream Industrial Real Estate Investment Trust	(83,178)	(875,196)	(56.6)
Fairfax Financial Holdings Ltd.	(385)	(254,883)	(16.5)
Finning International, Inc.	(52,865)	(1,491,528)	(96.5)
George Weston Ltd.	(16,762)	(2,156,365)	(139.5)
iA Financial Corp., Inc.	(10,329)	(637,572)	(41.2)
IGM Financial, Inc.	(4,276)	(133,465)	(8.6)
Intact Financial Corp.	(10,181)	(1,477,012)	(95.5)
Loblaw Cos. Ltd.	(5,397)	(483,501)	(31.3)
Metro, Inc.	(17,477)	(948,622)	(61.4)
Nuvei Corp.	(24,208)	(854,571)	(55.3)
Onex Corp.	(4,301)	(222,299)	(14.4)
Parkland Corp.	(51,007)	(1,198,361)	(77.5)
Power Corp. of Canada	(7,602)	(206,198)	(13.3)
Quebecor, Inc., Class B	(23,603)	(559,852)	(36.2)
Saputo, Inc.	(36,349)	(1,002,053)	(64.8)
SNC-Lavalin Group, Inc.	(3,556)	(76,302)	(4.9)
Tamarack Valley Energy Ltd.	(361,283)	(1,308,770)	(84.6)
Thomson Reuters Corp.	(1,579)	(187,835)	(12.2)
Toromont Industries Ltd.	(14,122)	(1,128,125)	(73.0)
WSP Global, Inc.	(7,177)	(915,256)	(59.2)

		(21,288,270)

China
Futu Holdings Ltd., ADR	(2,122)	(107,713)	(7.0)

Denmark
Ambu A/S, Class B	(16,813)	(232,243)	(15.0)
AP Moller - Maersk A/S, Class B	(128)	(278,437)	(18.0)
Bavarian Nordic A/S	(24,177)	(774,231)	(50.1)
Danske Bank A/S	(49,589)	(1,033,116)	(66.8)
DSV A/S	(1,388)	(229,617)	(14.9)
ISS A/S	(14,312)	(312,913)	(20.2)
Novo Nordisk A/S, Class B	(530)	(73,347)	(4.8)
Orsted A/S	(3,543)	(315,511)	(20.4)
Tryg A/S	(16,251)	(372,929)	(24.1)

		(3,622,344)

Finland
Elisa OYJ	(3,402)	(193,822)	(12.5)
Kesko OYJ, B Shares	(35,623)	(829,784)	(53.7)
Kojamo OYJ	(12,463)	(191,364)	(12.4)
Nordea Bank Abp	(85,729)	(1,002,205)	(64.8)
UPM-Kymmene OYJ	(6,221)	(225,488)	(14.6)

		(2,442,663)

France
Air France-KLM	(73,388)	(124,062)	(8.0)
Airbus SE	(5,745)	(720,227)	(46.6)
Amundi SA	(7,841)	(513,350)	(33.2)
AXA SA	(7,804)	(243,477)	(15.8)
BioMerieux	(7,757)	(790,794)	(51.1)
Constellium SE, Class A	(3,820)	(55,505)	(3.6)
Eiffage SA	(2,325)	(248,335)	(16.1)
Elis SA	(46,216)	(811,706)	(52.5)
Eramet SA	(5,446)	(544,290)	(35.2)
Eurazeo SE	(9,684)	(679,305)	(43.9)
Getlink SE	(960)	(16,237)	(1.1)
Ipsen SA	(586)	(61,551)	(4.0)
La Francaise des Jeux SAEM	(12,030)	(514,740)	(33.3)
L’Oreal SA	(451)	(186,223)	(12.0)
Orange SA	(39,487)	(417,881)	(27.0)

Security	Shares	Value	% of Basket Value

France (continued)
Publicis Groupe SA	(265)	$(18,651)	(1.2)%
Safran SA	(3,629)	(521,834)	(33.8)
Sanofi	(3,092)	(302,782)	(19.6)
Sartorius Stedim Biotech	(1,114)	(388,595)	(25.1)
Sodexo SA	(882)	(87,435)	(5.7)
Somfy SA	(5,784)	(899,072)	(58.1)
Technip Energies NV	(3,132)	(60,625)	(3.9)
Thales SA	(2,352)	(311,074)	(20.1)
Unibail-Rodamco-Westfield	(2,325)	(150,463)	(9.7)
Worldline SA	(16,347)	(741,596)	(48.0)

		(9,409,810)

Germany
AIXTRON SE	(5,745)	(171,175)	(11.1)
Aurubis AG	(2,173)	(229,810)	(14.9)
Bayer AG, Registered Shares	(20,878)	(1,299,550)	(84.0)
Bechtle AG	(18,632)	(785,167)	(50.8)
Brenntag SE	(1,036)	(77,335)	(5.0)
Continental AG	(4,793)	(336,542)	(21.8)
CTS Eventim AG & Co. KGaA	(1,296)	(90,975)	(5.9)
Deutsche Boerse AG	(1,483)	(265,371)	(17.1)
Deutsche Post AG, Registered Shares	(2,900)	(124,865)	(8.1)
Deutsche Wohnen SE	(9,215)	(217,652)	(14.1)
Evotec SE	(9,449)	(185,796)	(12.0)
GEA Group AG	(7,787)	(351,349)	(22.7)
Gerresheimer AG	(3,937)	(291,157)	(18.8)
HelloFresh SE	(4,650)	(113,048)	(7.3)
HUGO BOSS AG	(1,790)	(121,559)	(7.8)
KION Group AG	(1,525)	(61,406)	(4.0)
MTU Aero Engines AG	(287)	(71,725)	(4.6)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(854)	(308,471)	(19.9)
Rational AG	(122)	(80,250)	(5.2)
Siemens Healthineers AG	(5,043)	(270,449)	(17.5)
Sixt SE	(8,097)	(1,006,707)	(65.1)
Telefonica Deutschland Holding AG	(83,309)	(245,376)	(15.9)
Traton SE	(12,876)	(222,520)	(14.4)
United Internet AG, Registered Shares	(1,841)	(42,741)	(2.8)

		(6,970,996)

Hong Kong
Guotai Junan International Holdings Ltd.	(17,000)	(1,696)	(0.1)
Techtronic Industries Co. Ltd.	(3,000)	(38,675)	(2.5)

		(40,371)

Ireland
DCC PLC	(9,627)	(548,334)	(35.5)
ICON PLC, ADR	(2,151)	(496,257)	(32.1)
Jazz Pharmaceuticals PLC	(3,416)	(535,151)	(34.6)
Smurfit Kappa Group PLC	(3,079)	(129,270)	(8.3)

		(1,709,012)

Isle of Man
Entain PLC	(12,553)	(231,486)	(15.0)

Israel
Ashtrom Group Ltd.	(4,262)	(80,700)	(5.2)
CyberArk Software Ltd.	(544)	(76,639)	(5.0)
Global-e Online Ltd.	(2,131)	(63,866)	(4.1)
ICL Group Ltd.	(97,870)	(777,052)	(50.3)
Mobileye Global, Inc., Class A	(18,412)	(710,703)	(46.0)
Shapir Engineering and Industry Ltd.	(4,381)	(33,235)	(2.1)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Shikun & Binui Ltd.	(35,776)	$(104,867)	(6.8)%
SolarEdge Technologies, Inc.	(1,755)	(560,073)	(36.2)
Teva Pharmaceutical Industries Ltd., ADR	(10,717)	(112,957)	(7.3)

		(2,520,092)

Italy
Assicurazioni Generali SpA	(23,246)	(453,792)	(29.4)
Banca Mediolanum SpA	(4,985)	(47,507)	(3.1)
DiaSorin SpA	(1,636)	(212,974)	(13.8)
Eni SpA	(62,337)	(959,256)	(62.0)
Interpump Group SpA	(6,344)	(330,839)	(21.4)
Leonardo SpA	(30,928)	(318,501)	(20.6)
Poste Italiane SpA	(18,860)	(201,501)	(13.0)

		(2,524,370)

Japan
Activia Properties, Inc.	(50)	(149,733)	(9.7)
Advance Residence Investment Corp.	(125)	(305,345)	(19.8)
Advantest Corp.	(4,600)	(329,733)	(21.3)
Ajinomoto Co., Inc.	(2,100)	(69,234)	(4.5)
Alps Alpine Co. Ltd.	(3,000)	(30,738)	(2.0)
Amada Co. Ltd.	(5,900)	(52,998)	(3.4)
Ariake Japan Co. Ltd.	(5,000)	(168,653)	(10.9)
Asics Corp.	(7,400)	(176,124)	(11.4)
Azbil Corp.	(600)	(16,919)	(1.1)
Bandai Namco Holdings, Inc.	(20,000)	(1,337,475)	(86.5)
Bank of Kyoto Ltd.	(1,600)	(74,445)	(4.8)
BayCurrent Consulting, Inc.	(4,900)	(208,297)	(13.5)
Benefit One, Inc.	(12,200)	(201,361)	(13.0)
BIPROGY, Inc.	(4,400)	(114,958)	(7.4)
Bridgestone Corp.	(21,600)	(806,397)	(52.2)
Calbee, Inc.	(5,500)	(124,213)	(8.0)
Capcom Co. Ltd.	(2,400)	(77,769)	(5.0)
Casio Computer Co. Ltd.	(7,700)	(79,596)	(5.2)
Central Japan Railway Co.	(1,300)	(158,567)	(10.3)
Chiba Bank Ltd.	(77,200)	(584,126)	(37.8)
Chugin Financial Group, Inc.	(5,400)	(39,294)	(2.5)
Concordia Financial Group Ltd.	(113,600)	(499,200)	(32.3)
Credit Saison Co. Ltd.	(15,200)	(199,142)	(12.9)
Daido Steel Co. Ltd.	(12,400)	(468,847)	(30.3)
Daito Trust Construction Co. Ltd.	(500)	(49,245)	(3.2)
Daiwa Office Investment Corp.	(89)	(419,101)	(27.1)
Daiwa Securities Living Investments Corp.	(226)	(189,096)	(12.2)
Descente Ltd.	(5,800)	(160,668)	(10.4)
Eisai Co. Ltd.	(500)	(30,935)	(2.0)
Electric Power Development Co. Ltd.	(22,600)	(364,731)	(23.6)
ENEOS Holdings, Inc.	(24,300)	(86,999)	(5.6)
FP Corp.	(8,800)	(239,137)	(15.5)
Fuji Kyuko Co. Ltd.	(3,400)	(119,444)	(7.7)
Fujitsu General Ltd.	(5,700)	(161,116)	(10.4)
Fukuoka Financial Group, Inc.	(25,100)	(579,097)	(37.5)
Furukawa Electric Co. Ltd.	(16,800)	(326,061)	(21.1)
Fuyo General Lease Co. Ltd.	(1,600)	(109,964)	(7.1)
GLP J-Reit	(145)	(164,076)	(10.6)
Goldwin, Inc.	(2,000)	(152,364)	(9.9)
GS Yuasa Corp.	(44,600)	(780,458)	(50.5)
GungHo Online Entertainment, Inc.	(50,700)	(844,937)	(54.6)
Hakuhodo DY Holdings, Inc.	(45,200)	(488,492)	(31.6)
Harmonic Drive Systems, Inc.	(11,600)	(390,699)	(25.3)
Heiwa Corp.	(17,300)	(313,891)	(20.3)
Hikari Tsushin, Inc.	(4,600)	(656,596)	(42.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Hirogin Holdings, Inc.	(107,900)	$(562,638)	(36.4)%
Hisamitsu Pharmaceutical Co., Inc.	(8,200)	(255,347)	(16.5)
Hitachi Construction Machinery Co. Ltd.	(5,500)	(129,708)	(8.4)
Hoshizaki Corp.	(35,200)	(1,265,308)	(81.8)
Ibiden Co. Ltd.	(13,600)	(530,793)	(34.3)
Idemitsu Kosan Co. Ltd.	(42,900)	(1,072,533)	(69.4)
Iida Group Holdings Co. Ltd.	(7,100)	(118,360)	(7.7)
Industrial & Infrastructure Fund Investment Corp.	(319)	(353,528)	(22.9)
Isuzu Motors Ltd.	(27,700)	(350,276)	(22.7)
Ito En Ltd.	(4,800)	(171,263)	(11.1)
ITOCHU Corp.	(18,200)	(588,257)	(38.0)
Itoham Yonekyu Holdings, Inc.	(8,100)	(44,472)	(2.9)
Iwatani Corp.	(10,100)	(435,322)	(28.2)
Iyogin Holdings, Inc.	(32,500)	(183,423)	(11.9)
Japan Airport Terminal Co. Ltd.	(3,500)	(182,435)	(11.8)
Japan Aviation Electronics Industry Ltd.	(30,000)	(515,393)	(33.3)
Japan Hotel REIT Investment Corp.	(1,949)	(1,235,054)	(79.9)
Japan Logistics Fund, Inc.	(64)	(145,935)	(9.4)
Japan Metropolitan Fund Invest	(909)	(702,733)	(45.5)
Japan Post Holdings Co Ltd.	(4,000)	(35,032)	(2.3)
Japan Post Insurance Co. Ltd.	(25,300)	(451,351)	(29.2)
Japan Prime Realty Investment Corp.	(29)	(78,672)	(5.1)
Japan Real Estate Investment Corp.	(371)	(1,590,659)	(102.9)
JCR Pharmaceuticals Co. Ltd.	(8,600)	(106,110)	(6.9)
JMDC, Inc.	(22,700)	(750,198)	(48.5)
Justsystems Corp.	(5,700)	(141,957)	(9.2)
Kagome Co. Ltd.	(16,800)	(410,330)	(26.5)
Kajima Corp.	(12,800)	(157,200)	(10.2)
Kansai Electric Power Co., Inc.	(37,400)	(359,679)	(23.3)
Kansai Paint Co. Ltd.	(2,900)	(40,841)	(2.6)
Katitas Co. Ltd.	(900)	(22,068)	(1.4)
Kawasaki Heavy Industries Ltd.	(22,100)	(505,706)	(32.7)
Keihan Holdings Co. Ltd.	(6,800)	(182,957)	(11.8)
Keio Corp.	(400)	(14,682)	(1.0)
Keisei Electric Railway Co. Ltd.	(2,600)	(75,839)	(4.9)
Keyence Corp.	(2,000)	(920,738)	(59.5)
Kikkoman Corp.	(9,000)	(476,029)	(30.8)
Kintetsu Group Holdings Co. Ltd.	(1,100)	(35,821)	(2.3)
Kobayashi Pharmaceutical Co. Ltd.	(3,100)	(222,556)	(14.4)
Kobe Steel Ltd.	(209,000)	(1,125,994)	(72.8)
Kotobuki Spirits Co. Ltd.	(7,100)	(466,355)	(30.2)
Kurita Water Industries Ltd.	(12,300)	(556,184)	(36.0)
Kyudenko Corp.	(14,600)	(378,426)	(24.5)
Kyushu Electric Power Co., Inc.	(59,800)	(344,247)	(22.3)
Kyushu Financial Group, Inc.	(84,400)	(310,212)	(20.1)
Kyushu Railway Co.	(22,100)	(495,408)	(32.0)
LaSalle Logiport REIT	(244)	(295,631)	(19.1)
Mabuchi Motor Co. Ltd.	(13,100)	(375,188)	(24.3)
Makita Corp.	(3,100)	(82,574)	(5.3)
Marubeni Corp.	(75,100)	(921,370)	(59.6)
Marui Group Co. Ltd.	(15,700)	(267,536)	(17.3)
Matsui Securities Co. Ltd.	(4,500)	(26,947)	(1.7)
Mazda Motor Corp.	(13,600)	(108,256)	(7.0)
Mebuki Financial Group, Inc.	(44,100)	(114,872)	(7.4)
Menicon Co. Ltd.	(6,600)	(145,840)	(9.4)
MINEBEA MITSUMI, Inc.	(13,200)	(230,112)	(14.9)
Miraca Holdings, Inc.	(900)	(19,103)	(1.2)
Mitsubishi Corp.	(500)	(16,743)	(1.1)
Mitsui & Co. Ltd.	(25,200)	(743,469)	(48.1)
Mitsui Fudosan Logistics Park, Inc.	(65)	(226,854)	(14.7)
Mitsui High-Tec, Inc.	(46,800)	(2,467,880)	(159.6)

29

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Miura Co. Ltd.	(20,100)	$(502,968)	(32.5)%
Money Forward, Inc.	(9,300)	(344,876)	(22.3)
MonotaRO Co. Ltd.	(17,700)	(268,126)	(17.3)
Mori Hills REIT Investment Corp.	(541)	(614,758)	(39.8)
Morinaga & Co. Ltd.	(18,700)	(554,471)	(35.9)
Nagase & Co. Ltd.	(4,500)	(72,618)	(4.7)
Nextage Co. Ltd.	(9,900)	(222,682)	(14.4)
NHK Spring Co. Ltd.	(105,200)	(743,612)	(48.1)
Nifco, Inc.	(9,100)	(236,206)	(15.3)
Nihon Kohden Corp.	(25,800)	(677,792)	(43.8)
Nikon Corp.	(7,100)	(70,101)	(4.5)
Nippon Accommodations Fund, Inc.	(50)	(224,421)	(14.5)
Nippon Building Fund, Inc.	(159)	(694,888)	(44.9)
Nippon Electric Glass Co. Ltd.	(38,600)	(716,817)	(46.4)
Nippon Kayaku Co. Ltd.	(1,600)	(14,858)	(1.0)
Nippon Paint Holdings Co. Ltd.	(15,800)	(144,246)	(9.3)
Nippon Sanso Holdings Corp.	(18,200)	(296,858)	(19.2)
Nippon Shokubai Co. Ltd.	(3,600)	(152,406)	(9.9)
Nishi-Nippon Railroad Co. Ltd.	(19,900)	(367,504)	(23.8)
Nisshin Seifun Group, Inc.	(50,300)	(630,032)	(40.7)
Nitori Holdings Co. Ltd.	(2,900)	(383,832)	(24.8)
Noevir Holdings Co. Ltd.	(5,900)	(259,806)	(16.8)
NOF Corp.	(11,500)	(489,868)	(31.7)
NOK Corp.	(33,200)	(315,311)	(20.4)
Nomura Holdings, Inc.	(159,300)	(635,739)	(41.1)
OKUMA Corp.	(4,900)	(198,612)	(12.8)
Open House Co. Ltd.	(12,600)	(476,661)	(30.8)
OSG Corp.	(7,300)	(114,573)	(7.4)
Pan Pacific International Holdings Corp.	(18,000)	(332,876)	(21.5)
Park24 Co. Ltd.	(45,000)	(763,233)	(49.4)
PeptiDream, Inc.	(6,500)	(101,487)	(6.6)
Persol Holdings Co. Ltd.	(5,600)	(122,783)	(7.9)
Rakus Co. Ltd.	(8,700)	(119,230)	(7.7)
Relo Group, Inc.	(14,800)	(250,807)	(16.2)
Renesas Electronics Corp.	(121,600)	(1,250,790)	(80.9)
Rengo Co. Ltd.	(115,900)	(818,022)	(52.9)
RENOVA, Inc.	(10,200)	(177,528)	(11.5)
Resonac Holdings Corp.	(92,300)	(1,577,461)	(102.0)
Rinnai Corp.	(1,300)	(102,609)	(6.6)
Rohto Pharmaceutical Co. Ltd.	(5,600)	(103,328)	(6.7)
Sankyu, Inc.	(700)	(27,504)	(1.8)
Sanwa Holdings Corp.	(3,700)	(39,170)	(2.5)
Seiko Epson Corp.	(11,100)	(172,139)	(11.1)
Sekisui Chemical Co. Ltd.	(8,300)	(116,269)	(7.5)
Sekisui House Ltd.	(9,400)	(177,653)	(11.5)
Seven & i Holdings Co. Ltd.	(32,400)	(1,529,698)	(98.9)
SG Holdings Co. Ltd.	(10,400)	(160,486)	(10.4)
Sharp Corp.	(27,800)	(231,075)	(14.9)
SHIFT, Inc.	(100)	(18,664)	(1.2)
Shikoku Electric Power Co., Inc.	(4,200)	(24,283)	(1.6)
Shimano, Inc.	(2,600)	(463,672)	(30.0)
Shinko Electric Industries Co. Ltd.	(9,500)	(267,292)	(17.3)
Shinsei Bank Ltd.	(21,800)	(402,086)	(26.0)
Shionogi & Co. Ltd.	(2,600)	(123,902)	(8.0)
Ship Healthcare Holdings, Inc.	(1,500)	(29,126)	(1.9)
Shizuoka Financial Group, Inc.	(46,600)	(394,778)	(25.5)
Shochiku Co. Ltd.	(1,100)	(93,788)	(6.1)
Sojitz Corp.	(37,000)	(733,573)	(47.4)
Sony Group Corp.	(54,400)	(4,860,723)	(314.4)
Sotetsu Holdings, Inc.	(21,600)	(369,270)	(23.9)
Square Enix Holdings Co. Ltd.	(4,100)	(193,894)	(12.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Stanley Electric Co. Ltd.	(18,100)	$(389,535)	(25.2)%
Sumitomo Chemical Co. Ltd.	(3,600)	(13,746)	(0.9)
Suzuken Co. Ltd./Aichi Japan	(1,200)	(31,606)	(2.0)
Suzuki Motor Corp.	(900)	(33,458)	(2.2)
Sysmex Corp.	(300)	(19,916)	(1.3)
Taiyo Yuden Co. Ltd.	(32,200)	(1,093,690)	(70.7)
Takara Holdings, Inc.	(31,200)	(253,535)	(16.4)
Takashimaya Co. Ltd.	(27,700)	(387,005)	(25.0)
Takeda Pharmaceutical Co. Ltd.	(30,300)	(952,552)	(61.6)
TechnoPro Holdings, Inc.	(10,300)	(320,692)	(20.7)
TIS, Inc.	(800)	(23,068)	(1.5)
Toho Gas Co. Ltd.	(12,800)	(251,030)	(16.2)
Tohoku Electric Power Co., Inc.	(18,500)	(99,502)	(6.4)
Tokai Carbon Co. Ltd.	(116,800)	(1,007,709)	(65.2)
Tokyo Electron Ltd.	(1,500)	(524,286)	(33.9)
Tokyo Gas Co. Ltd.	(35,100)	(734,983)	(47.5)
TOPPAN, Inc.	(12,700)	(204,625)	(13.2)
Toshiba TEC Corp.	(1,100)	(31,302)	(2.0)
Toyota Industries Corp.	(1,400)	(85,222)	(5.5)
Toyota Motor Corp.	(195,300)	(2,868,120)	(185.5)
Toyota Tsusho Corp.	(11,000)	(465,764)	(30.1)
United Urban Investment Corp.	(212)	(241,235)	(15.6)
Visional, Inc.	(1,300)	(94,196)	(6.1)
West Japan Railway Co.	(9,600)	(402,034)	(26.0)
Yamaha Corp.	(27,400)	(1,065,423)	(68.9)
Yamaha Motor Co. Ltd.	(2,300)	(56,651)	(3.7)
Yamato Holdings Co. Ltd.	(8,600)	(150,474)	(9.7)
Yokogawa Electric Corp.	(15,700)	(275,685)	(17.8)

		(76,691,560)

Jersey
Novocure Ltd.	(7,854)	(716,128)	(46.3)

Luxembourg
APERAM SA	(1,024)	(40,210)	(2.6)
Aroundtown SA	(180,882)	(503,612)	(32.6)
Eurofins Scientific SE	(6,013)	(431,311)	(27.9)
Tenaris SA	(56,363)	(998,795)	(64.6)

		(1,973,928)

Netherlands
Aegon NV	(11,741)	(64,761)	(4.2)
Akzo Nobel NV	(469)	(34,933)	(2.3)
Euronext NV	(1,835)	(148,694)	(9.6)
Heineken NV	(688)	(68,468)	(4.4)
IMCD NV	(1,533)	(243,029)	(15.7)
Just Eat Takeaway.com NV	(30,849)	(791,387)	(51.2)
Koninklijke Ahold Delhaize NV	(23,608)	(704,627)	(45.6)
NXP Semiconductors NV	(206)	(37,968)	(2.4)
SBM Offshore NV	(19,848)	(312,031)	(20.2)
Stellantis NV	(65,984)	(1,037,334)	(67.1)
Universal Music Group NV	(1,027)	(26,253)	(1.7)

		(3,469,485)

Norway
Adevinta ASA	(19,128)	(163,981)	(10.6)
Aker ASA, A Shares	(804)	(58,135)	(3.8)
DNB Bank ASA	(27,066)	(506,122)	(32.7)
Leroy Seafood Group ASA	(13,408)	(78,959)	(5.1)
Mowi ASA	(1,791)	(33,118)	(2.1)
Norsk Hydro ASA	(44,370)	(359,745)	(23.3)
Orkla ASA	(102,168)	(762,757)	(49.3)

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Salmar ASA	(16,943)	$(787,844)	(51.0)%
Schibsted ASA, Class A	(11,135)	(243,176)	(15.7)
Storebrand ASA	(16,812)	(146,358)	(9.5)

		(3,140,195)

Singapore
Ascendas Real Estate Investment Trust	(208,600)	(459,051)	(29.7)
Grab Holdings Ltd., Class A	(201,012)	(761,835)	(49.3)
Kenon Holdings Ltd.	(5,846)	(182,183)	(11.8)
Singapore Technologies Engineering Ltd.	(21,300)	(59,886)	(3.9)
Singapore Telecommunications Ltd.	(50,300)	(96,098)	(6.2)
United Overseas Bank Ltd.	(15,100)	(343,232)	(22.2)
UOL Group Ltd.	(78,100)	(416,708)	(26.9)

		(2,318,993)

Spain
Acerinox SA	(24,651)	(266,969)	(17.3)
Banco Santander SA	(29,012)	(101,395)	(6.6)
Corp. ACCIONA Energias Renovables SA	(24,899)	(1,018,222)	(65.9)
Endesa SA	(16,086)	(320,702)	(20.7)
Ferrovial SA	(993)	(29,302)	(1.9)
Grifols SA	(1,299)	(17,123)	(1.1)
Naturgy Energy Group SA	(7,549)	(214,106)	(13.8)
Red Electrica Corp. SA	(11,997)	(212,334)	(13.7)

		(2,180,153)

Sweden
Alleima AB	(8,007)	(40,040)	(2.6)
Boliden AB	(7,407)	(332,404)	(21.5)
Embracer Group AB, Class B	(19,115)	(89,097)	(5.8)
Evolution AB	(2,273)	(255,465)	(16.5)
Fastighets AB Balder, Class B	(124,276)	(640,300)	(41.4)
Hexagon AB, B Shares	(42,613)	(488,494)	(31.6)
Hexatronic Group AB	(15,314)	(188,492)	(12.2)
Holmen AB	(501)	(20,664)	(1.3)
Husqvarna AB, B Shares	(14,795)	(125,874)	(8.1)
Investment AB Latour, B Shares	(6,810)	(143,684)	(9.3)
Investor AB, B Shares	(9,886)	(191,290)	(12.4)
Kinnevik AB	(8,260)	(127,676)	(8.3)
Lifco AB, B Shares	(4,291)	(78,827)	(5.1)
Securitas AB, B Shares	(34,870)	(319,184)	(20.6)
Skandinaviska Enskilda Banken AB, Class A	(64,395)	(779,554)	(50.4)
Skanska AB, B Shares	(43,863)	(774,186)	(50.1)
SSAB AB	(5,912)	(42,257)	(2.7)
Svenska Cellulosa AB SCA, Class B	(36,768)	(510,573)	(33.0)
Svenska Handelsbanken AB, A Shares	(70,992)	(740,306)	(47.9)
Swedbank AB	(52,917)	(1,017,933)	(65.8)
Swedish Orphan Biovitrum AB	(15,739)	(350,989)	(22.7)
Telia Co. AB	(84,389)	(217,946)	(14.1)

		(7,475,235)

Switzerland
Adecco Group AG, Registered Shares	(20,275)	(753,028)	(48.7)
Alcon, Inc.	(5,982)	(451,393)	(29.2)
Bachem Holding AG	(7,541)	(666,880)	(43.1)
Baloise Holding AG, Registered Shares	(5,678)	(933,877)	(60.4)
Barry Callebaut AG, Registered Shares	(506)	(1,057,202)	(68.4)
Chubb Ltd.	(9,342)	(2,125,212)	(137.4)
CRISPR Therapeutics AG	(427)	(21,785)	(1.4)
Emmi AG, Registered Shares	(473)	(440,669)	(28.5)
EMS-Chemie Holding AG, Registered Shares	(1,266)	(943,778)	(61.0)
Flughafen Zurich AG, Registered Shares	(80)	(14,575)	(0.9)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Galenica AG	(4,990)	$(390,256)	(25.2)%
Holcim AG	(1,733)	(103,607)	(6.7)
Mediclinic International PLC	(17,171)	(105,059)	(6.8)
Meyer Burger Technology AG	(1,806,775)	(1,286,134)	(83.2)
On Holding AG, Class A	(4,606)	(106,859)	(6.9)
Schindler Holding AG, Registered Shares	(2,878)	(582,187)	(37.7)
SIG Group AG	(27,368)	(678,342)	(43.9)
Sonova Holding AG, Registered Shares	(1,441)	(360,353)	(23.3)
STMicroelectronics NV	(28,952)	(1,356,895)	(87.8)
Swiss Life Holding AG, Registered Shares	(1,224)	(724,421)	(46.8)
Swisscom AG, Registered Shares	(6,607)	(3,903,783)	(252.5)

		(17,006,295)

Thailand
Fabrinet	(7,318)	(963,488)	(62.3)

United Kingdom
3i Group PLC	(144,116)	(2,811,664)	(181.8)
Allfunds Group PLC	(47,996)	(381,806)	(24.7)
Amcor PLC	(191,536)	(2,309,924)	(149.4)
Associated British Foods PLC	(6,109)	(139,784)	(9.0)
BAE Systems PLC	(1,473)	(15,593)	(1.0)
Barratt Developments PLC	(7,882)	(44,799)	(2.9)
Berkeley Group Holdings PLC	(13,919)	(712,759)	(46.1)
BP PLC	(57,966)	(349,349)	(22.6)
Clarivate PLC	(213,290)	(2,371,785)	(153.4)
CNH Industrial NV	(37,031)	(655,129)	(42.4)
Coca-Cola Europacific Partners PLC	(3,814)	(214,423)	(13.9)
Dechra Pharmaceuticals PLC	(12,032)	(426,729)	(27.6)
Farfetch Ltd., Class A	(90,672)	(618,383)	(40.0)
Ferguson PLC	(4,630)	(652,344)	(42.2)
Future PLC	(34,917)	(650,182)	(42.0)
Games Workshop Group PLC	(1,403)	(162,738)	(10.5)
GSK PLC	(37,795)	(663,241)	(42.9)
Harbour Energy PLC	(136,752)	(528,930)	(34.2)
Inchcape PLC	(18,948)	(213,634)	(13.8)
Informa PLC	(228,625)	(1,890,900)	(122.3)
InterContinental Hotels Group PLC	(402)	(27,908)	(1.8)
International Distributions Services PLC	(124,280)	(351,774)	(22.8)
JD Sports Fashion PLC	(301,776)	(608,266)	(39.3)
Lloyds Banking Group PLC	(226,952)	(147,699)	(9.6)
LXI REIT PLC	(274,747)	(382,430)	(24.7)
Marks & Spencer Group PLC	(44,125)	(79,315)	(5.1)
Mondi PLC	(8,363)	(157,708)	(10.2)
National Grid PLC	(11,568)	(147,063)	(9.5)
Next PLC	(5,719)	(468,238)	(30.3)
Noble Corp. PLC	(7,202)	(293,049)	(19.0)
nVent Electric PLC	(62,044)	(2,466,249)	(159.5)
Ocado Group PLC	(17,281)	(138,289)	(8.9)
Pentair PLC	(4,950)	(274,131)	(17.7)
Rightmove PLC	(23,297)	(169,273)	(10.9)
RS GROUP PLC	(22,455)	(261,058)	(16.9)
Tate & Lyle PLC	(42,871)	(399,217)	(25.8)
Taylor Wimpey PLC	(300,544)	(436,066)	(28.2)
Vistry Group PLC	(50,528)	(463,775)	(30.0)
Vodafone Group PLC	(316,969)	(365,723)	(23.7)
Watches of Switzerland Group PLC	(18,780)	(220,461)	(14.3)
Whitbread PLC	(15,734)	(592,577)	(38.3)
Wise PLC, Class A	(21,844)	(146,434)	(9.5)

		(24,410,799)

31

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States
Academy Sports & Outdoors, Inc.	(6,218)	$(363,256)	(23.5)%
Adient PLC	(15,621)	(703,257)	(45.5)
ADT, Inc.	(258,630)	(2,273,358)	(147.0)
Affiliated Managers Group, Inc.	(1,340)	(231,472)	(15.0)
Affirm Holdings, Inc.	(18,948)	(306,768)	(19.8)
Aflac, Inc.	(1,506)	(110,691)	(7.2)
AGCO Corp.	(5,410)	(747,283)	(48.3)
agilon health, Inc.	(70,485)	(1,533,754)	(99.2)
Agree Realty Corp.	(202)	(15,075)	(1.0)
Alaska Air Group, Inc.	(3,273)	(168,036)	(10.9)
Albemarle Corp.	(230)	(64,734)	(4.2)
Albertsons Cos., Inc., Class A	(41,164)	(872,677)	(56.4)
Alexandria Real Estate Equities, Inc.	(3,050)	(490,257)	(31.7)
Alight, Inc., Class A	(100,827)	(946,766)	(61.2)
Allegheny Technologies, Inc.	(1,941)	(70,633)	(4.6)
Altria Group, Inc.	(24,259)	(1,092,625)	(70.7)
Ameren Corp.	(1,010)	(87,739)	(5.7)
American Airlines Group, Inc.	(21,286)	(343,556)	(22.2)
American Electric Power Co., Inc.	(606)	(56,940)	(3.7)
American Equity Investment Life Holding Co.	(21,110)	(1,005,891)	(65.1)
American Tower Corp.	(668)	(149,225)	(9.6)
Ameriprise Financial, Inc.	(68)	(23,808)	(1.5)
Amkor Technology, Inc.	(26,954)	(788,674)	(51.0)
AMN Healthcare Services, Inc.	(3,566)	(341,765)	(22.1)
Antero Midstream Corp.	(9,168)	(99,931)	(6.5)
Apartment Income REIT Corp.	(1,612)	(61,675)	(4.0)
Apollo Global Management, Inc.	(3,257)	(230,530)	(14.9)
Apple Hospitality REIT, Inc.	(27,837)	(493,550)	(31.9)
AptarGroup, Inc.	(4,643)	(536,917)	(34.7)
Aramark	(8,743)	(389,326)	(25.2)
Arista Networks, Inc.	(4,834)	(609,181)	(39.4)
Assurant, Inc.	(2,348)	(311,321)	(20.1)
Atkore, Inc.	(9,365)	(1,219,791)	(78.9)
Atmos Energy Corp.	(4,910)	(577,121)	(37.3)
Avangrid, Inc.	(9,087)	(383,199)	(24.8)
Axalta Coating Systems Ltd.	(2,655)	(79,915)	(5.2)
Axon Enterprise, Inc.	(3,369)	(658,437)	(42.6)
Ball Corp.	(4,760)	(277,222)	(17.9)
Bio-Techne Corp.	(430)	(34,254)	(2.2)
BJ’s Wholesale Club Holdings, Inc.	(8,160)	(591,355)	(38.2)
Blackstone Mortgage Trust, Inc., Class A	(55,687)	(1,327,578)	(85.9)
Bloom Energy Corp., Class A	(3,436)	(85,659)	(5.5)
Blue Owl Capital, Inc., Class A	(24,416)	(307,153)	(19.9)
Booking Holdings, Inc.	(209)	(508,727)	(32.9)
Bunge Ltd.	(2,047)	(202,858)	(13.1)
Cactus, Inc., Class A	(9,997)	(540,938)	(35.0)
Caesars Entertainment, Inc.	(10,841)	(564,382)	(36.5)
Callaway Golf Co.	(16,723)	(409,546)	(26.5)
Campbell Soup Co.	(1,004)	(52,138)	(3.4)
CDW Corp.	(1,338)	(262,288)	(17.0)
Celsius Holdings, Inc.	(979)	(98,213)	(6.3)
CenterPoint Energy, Inc.	(35,985)	(1,083,868)	(70.1)
Ceridian HCM Holding, Inc.	(8,839)	(638,883)	(41.3)
ChampionX Corp.	(23,165)	(764,908)	(49.5)
Charter Communications, Inc., Class A	(101)	(38,815)	(2.5)
Chord Energy Corp.	(905)	(129,714)	(8.4)
Citizens Financial Group, Inc.	(14,321)	(620,386)	(40.1)
Civitas Resources, Inc.	(4,916)	(327,160)	(21.2)
Clean Harbors, Inc.	(673)	(87,692)	(5.7)
Clear Secure, Inc., Class A	(47,356)	(1,486,505)	(96.1)
Cloudflare, Inc., Class A	(797)	(42,169)	(2.7)
Coherent Corp.	(19,690)	(854,546)	(55.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Commerce Bancshares, Inc.	(6,568)	$(437,166)	(28.3)%
Conagra Brands, Inc.	(592)	(22,016)	(1.4)
Confluent, Inc., Class A	(29,285)	(676,483)	(43.7)
Copart, Inc.	(3,882)	(258,580)	(16.7)
Corning, Inc.	(10,563)	(365,585)	(23.6)
Coty, Inc., Class A	(171,792)	(1,711,048)	(110.7)
Crane Holdings Co.	(313)	(36,280)	(2.3)
Crowdstrike Holdings, Inc., Class A	(2,152)	(227,897)	(14.7)
Crown Castle, Inc.	(1,854)	(274,596)	(17.8)
CubeSmart	(10,933)	(500,622)	(32.4)
Cullen/Frost Bankers, Inc.	(6,762)	(880,953)	(57.0)
Datadog, Inc., Class A	(424)	(31,719)	(2.0)
Deere & Co.	(71)	(30,022)	(1.9)
Denbury, Inc.	(1,839)	(159,588)	(10.3)
Diodes, Inc.	(5,688)	(507,313)	(32.8)
Discover Financial Services	(1,510)	(176,262)	(11.4)
DoorDash, Inc., Class A	(9,189)	(532,227)	(34.4)
Dow, Inc.	(22,472)	(1,333,713)	(86.3)
DraftKings, Inc., Class A	(894)	(13,401)	(0.9)
DTE Energy Co.	(3,172)	(369,126)	(23.9)
DTE Midstream LLC	(21,227)	(1,160,268)	(75.0)
Duke Energy Corp.	(12,525)	(1,283,186)	(83.0)
Duolingo, Inc.	(16,124)	(1,539,681)	(99.6)
East West Bancorp, Inc.	(614)	(48,211)	(3.1)
EastGroup Properties, Inc.	(786)	(132,244)	(8.6)
Elanco Animal Health, Inc.	(19,881)	(272,966)	(17.7)
Elastic NV	(4,017)	(236,360)	(15.3)
EMCOR Group, Inc.	(6,443)	(955,175)	(61.8)
Endeavor Group Holdings, Inc., Class A	(13,598)	(305,003)	(19.7)
Ensign Group, Inc.	(2,345)	(218,671)	(14.1)
Equitable Holdings, Inc.	(52,543)	(1,685,054)	(109.0)
Erie Indemnity Co., Class A	(218)	(53,268)	(3.4)
Estee Lauder Cos., Inc., Class A	(1,989)	(551,112)	(35.6)
Euronet Worldwide, Inc.	(1,663)	(187,387)	(12.1)
Exelon Corp.	(35,049)	(1,478,717)	(95.6)
Expeditors International of Washington, Inc.	(6,273)	(678,425)	(43.9)
Fastenal Co.	(1,378)	(69,658)	(4.5)
Federal Realty Investment Trust	(2,090)	(233,098)	(15.1)
First Citizens BancShares, Inc., Class A	(264)	(205,308)	(13.3)
First Republic Bank	(10,334)	(1,455,854)	(94.2)
FirstEnergy Corp.	(7,478)	(306,224)	(19.8)
Five Below, Inc.	(1,420)	(279,925)	(18.1)
FleetCor Technologies, Inc.	(861)	(179,785)	(11.6)
Fluence Energy, Inc.	(21,097)	(509,282)	(32.9)
FMC Corp.	(10,626)	(1,414,639)	(91.5)
FNB Corp.	(189,152)	(2,699,199)	(174.6)
Fortune Brands Home & Security, Inc.	(1,674)	(107,990)	(7.0)
Fox Factory Holding Corp.	(33)	(3,897)	(0.2)
Frontier Communications Parent, Inc.	(14,267)	(422,446)	(27.3)
Gaming and Leisure Properties, Inc.	(3,061)	(163,947)	(10.6)
GE Healthcare, Inc.	(21,840)	(1,518,317)	(98.2)
Genuine Parts Co.	(1,120)	(187,958)	(12.2)
Graphic Packaging Holding Co.	(38,975)	(938,908)	(60.7)
GXO Logistics, Inc.	(5,738)	(300,270)	(19.4)
Haemonetics Corp.	(2,705)	(228,843)	(14.8)
Hancock Whitney Corp.	(6,314)	(325,045)	(21.0)
Harley-Davidson, Inc.	(16,428)	(756,181)	(48.9)
HashiCorp, Inc., Class A	(53,649)	(1,726,425)	(111.7)
Healthpeak Properties, Inc.	(59,712)	(1,640,886)	(106.1)
Hershey Co.	(697)	(156,546)	(10.1)
Hertz Global Holdings, Inc.	(63,950)	(1,152,379)	(74.5)
Hess Corp.	(1,872)	(281,100)	(18.2)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Hilton Grand Vacations, Inc.	(4,211)	$(199,433)	(12.9)%
Home BancShares, Inc.	(41,011)	(978,933)	(63.3)
Houlihan Lokey, Inc., Class A	(5,098)	(505,059)	(32.7)
Howmet Aerospace Inc.	(2,049)	(83,374)	(5.4)
Hubbell, Inc., Class B	(7,691)	(1,760,547)	(113.9)
Humana, Inc.	(674)	(344,886)	(22.3)
Huntington Bancshares, Inc.	(68,688)	(1,041,997)	(67.4)
Hyatt Hotels Corp., Class A	(4,338)	(473,363)	(30.6)
IAA, Inc.	(37)	(2,091)	(0.1)
IDEX Corp.	(1,206)	(289,054)	(18.7)
Ingersoll Rand, Inc.	(12,827)	(718,312)	(46.5)
Ingredion, Inc.	(496)	(50,989)	(3.3)
Inspire Medical Systems, Inc.	(1,242)	(314,301)	(20.3)
Interactive Brokers Group, Inc., Class A	(10,860)	(868,148)	(56.1)
International Game Technology PLC	(1,270)	(33,592)	(2.2)
Interpublic Group of Cos., Inc.	(6,128)	(223,427)	(14.4)
Intra-Cellular Therapies, Inc.	(4,340)	(207,973)	(13.4)
Invitation Homes, Inc.	(1,712)	(55,640)	(3.6)
iRhythm Technologies, Inc.	(7,709)	(757,795)	(49.0)
JPMorgan Chase & Co.	(553)	(77,398)	(5.0)
Karuna Therapeutics, Inc.	(554)	(110,462)	(7.1)
Keurig Dr Pepper, Inc.	(78,429)	(2,766,975)	(178.9)
Kinsale Capital Group, Inc.	(1,165)	(324,383)	(21.0)
KLA Corp.	(1,039)	(407,787)	(26.4)
Kraft Heinz Co.	(19,471)	(789,160)	(51.0)
Lamb Weston Holdings, Inc.	(281)	(28,069)	(1.8)
Lancaster Colony Corp.	(3,636)	(697,785)	(45.1)
Leggett & Platt, Inc.	(16,618)	(607,554)	(39.3)
Levi Strauss & Co., Class A	(31,586)	(581,182)	(37.6)
Liberty Media Corp.-Liberty Formula One, Class C	(2,710)	(191,868)	(12.4)
Life Storage, Inc.	(221)	(23,877)	(1.5)
Lincoln Electric Holdings, Inc.	(4,044)	(674,822)	(43.6)
Lithia Motors, Inc., Class A	(882)	(232,142)	(15.0)
Littelfuse, Inc.	(239)	(61,349)	(4.0)
Live Nation Entertainment, Inc.	(7,303)	(587,818)	(38.0)
Loews Corp.	(9,093)	(559,038)	(36.2)
Madison Square Garden Sports Corp.	(12,389)	(2,252,816)	(145.7)
Maravai LifeSciences Holdings, Inc., Class A	(1,794)	(26,300)	(1.7)
Markel Corp.	(175)	(246,571)	(15.9)
Marqeta, Inc., Class A	(74)	(491)	(0.0)
Marvell Technology, Inc.	(6,615)	(285,437)	(18.5)
McDonald’s Corp.	(2,416)	(646,038)	(41.8)
Medpace Holdings, Inc.	(7,656)	(1,692,512)	(109.5)
Merck & Co., Inc.	(1,466)	(157,463)	(10.2)
Microchip Technology, Inc.	(6,011)	(466,574)	(30.2)
Mid-America Apartment Communities, Inc.	(3,639)	(606,694)	(39.2)
MKS Instruments, Inc.	(7,731)	(791,036)	(51.2)
Molina Healthcare, Inc.	(1,545)	(481,777)	(31.2)
MongoDB, Inc., Class A	(2,581)	(552,876)	(35.8)
Monolithic Power Systems, Inc.	(125)	(53,320)	(3.4)
MSC Industrial Direct Co., Inc., Class A	(400)	(33,080)	(2.1)
Murphy Oil Corp.	(2,193)	(95,637)	(6.2)
Murphy USA, Inc.	(169)	(45,973)	(3.0)
National Retail Properties, Inc.	(4,544)	(215,158)	(13.9)
nCino, Inc.	(11,858)	(339,139)	(21.9)
Neogen Corp.	(13,612)	(291,433)	(18.8)
Netflix, Inc.	(3,096)	(1,095,551)	(70.9)
New Jersey Resources Corp.	(14,694)	(733,524)	(47.4)
New Residential Investment Corp.	(66,044)	(621,474)	(40.2)
Newell Brands, Inc.	(41,937)	(669,315)	(43.3)
NextEra Energy, Inc.	(3,199)	(238,741)	(15.4)

Security	Shares	Value	% of Basket Value

United States (continued)
NIKE, Inc., Class B	(3,376)	$(429,866)	(27.8)%
Norwegian Cruise Line Holdings Ltd.	(3,215)	(48,900)	(3.2)
Novanta, Inc.	(879)	(141,932)	(9.2)
Oak Street Health, Inc.	(6,140)	(178,428)	(11.5)
OGE Energy Corp.	(29,355)	(1,154,239)	(74.6)
Old National Bancorp	(60,430)	(1,057,525)	(68.4)
Old Republic International Corp.	(6,037)	(159,316)	(10.3)
Omnicom Group, Inc.	(227)	(19,520)	(1.3)
ON Semiconductor Corp.	(2,145)	(157,550)	(10.2)
ONEOK, Inc.	(2,547)	(174,419)	(11.3)
Onto Innovation, Inc.	(3,335)	(262,298)	(17.0)
Option Care Health, Inc.	(2,453)	(70,818)	(4.6)
Organon & Co.	(23,477)	(707,362)	(45.7)
PACCAR, Inc.	(14,539)	(1,589,258)	(102.8)
Paychex, Inc.	(2,237)	(259,179)	(16.8)
Paylocity Holding Corp.	(203)	(42,283)	(2.7)
Peloton Interactive, Inc., Class A	(19,472)	(251,773)	(16.3)
Performance Food Group Co.	(3,314)	(203,214)	(13.1)
Permian Resources Corp., Class A	(29,643)	(322,219)	(20.8)
Philip Morris International, Inc.	(5,953)	(620,541)	(40.1)
Phillips 66	(783)	(78,511)	(5.1)
Pilgrim’s Pride Corp.	(25,089)	(609,161)	(39.4)
Plug Power, Inc.	(32,769)	(557,728)	(36.1)
Principal Financial Group, Inc.	(3,808)	(352,430)	(22.8)
Privia Health Group, Inc.	(25,710)	(695,198)	(45.0)
Procore Technologies, Inc.	(5,945)	(332,623)	(21.5)
Progyny, Inc.	(17,838)	(613,449)	(39.7)
Prometheus Biosciences, Inc.	(777)	(88,314)	(5.7)
PTC, Inc.	(3,992)	(538,441)	(34.8)
Public Storage	(954)	(290,340)	(18.8)
QUALCOMM, Inc.	(3,273)	(435,996)	(28.2)
Qualtrics International, Inc., Class A	(12,146)	(191,542)	(12.4)
Quanta Services, Inc.	(92)	(14,001)	(0.9)
Quest Diagnostics, Inc.	(849)	(126,060)	(8.2)
R1 RCM, Inc.	(2,531)	(36,219)	(2.3)
Rambus, Inc.	(4,323)	(174,952)	(11.3)
Raymond James Financial, Inc.	(505)	(56,949)	(3.7)
RBC Bearings, Inc.	(832)	(202,983)	(13.1)
Realty Income Corp.	(12,319)	(835,598)	(54.0)
Regal Beloit Corp., Registered Shares	(1,830)	(254,736)	(16.5)
Regency Centers Corp., Registered Shares	(7,141)	(475,805)	(30.8)
Regions Financial Corp., Registered Shares	(22,056)	(519,198)	(33.6)
Rexford Industrial Realty, Inc.	(1,955)	(124,084)	(8.0)
RH	(526)	(164,107)	(10.6)
Rivian Automotive, Inc., Class A	(69,725)	(1,352,665)	(87.5)
Robinhood Markets, Inc., Class A	(82,497)	(858,794)	(55.5)
Roku, Inc.	(1,144)	(65,780)	(4.3)
Ryan Specialty Holdings, Inc.	(5,410)	(230,574)	(14.9)
Ryman Hospitality Properties, Inc.	(4,234)	(393,296)	(25.4)
Science Applications International Corp.	(8,344)	(865,940)	(56.0)
Sealed Air Corp.	(7,368)	(403,472)	(26.1)
Selective Insurance Group, Inc.	(7,241)	(687,895)	(44.5)
SentinelOne, Inc., Class A	(24,673)	(372,316)	(24.1)
Shift4 Payments, Inc., Class A	(1,315)	(84,213)	(5.4)
Shoals Technologies Group, Inc., Class A	(2,625)	(73,211)	(4.7)
Silgan Holdings, Inc.	(17,882)	(963,661)	(62.3)
Skechers U.S.A., Inc., Class A	(4,999)	(240,702)	(15.6)
Skyworks Solutions, Inc.	(5,959)	(653,524)	(42.3)
SLM Corp.	(27,429)	(481,928)	(31.2)
Smartsheet, Inc., Class A	(4,299)	(185,760)	(12.0)
South State Corp.	(18,874)	(1,502,370)	(97.2)
Southern Co.	(19,671)	(1,331,333)	(86.1)

33

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Splunk, Inc.	(604)	$(57,845)	(3.7)%
SS&C Technologies Holdings, Inc.	(3,234)	(195,172)	(12.6)
STAG Industrial, Inc.	(2,484)	(88,430)	(5.7)
Starwood Property Trust, Inc.	(3,842)	(80,259)	(5.2)
State Street Corp.	(204)	(18,631)	(1.2)
SunPower Corp.	(3,358)	(58,530)	(3.8)
Texas Roadhouse, Inc., Class A	(1,374)	(137,991)	(8.9)
Toast, Inc., Class A	(47,049)	(1,049,663)	(67.9)
Trade Desk, Inc., Class A	(8,914)	(451,940)	(29.2)
Tradeweb Markets, Inc., Class A	(5,091)	(379,483)	(24.5)
TransUnion	(1,954)	(140,199)	(9.1)
TripAdvisor, Inc.	(24,733)	(576,279)	(37.3)
Truist Financial Corp.	(11,696)	(577,665)	(37.4)
Twilio, Inc., Class A	(1,596)	(95,505)	(6.2)
Uber Technologies, Inc.	(15,601)	(482,539)	(31.2)
U-Haul Holding Co.	(765)	(47,269)	(3.1)
UiPath, Inc., Class A	(52,002)	(798,751)	(51.7)
Ulta Salon Cosmetics & Fragrance, Inc.	(56)	(28,782)	(1.9)
Universal Health Services, Inc., Class B	(1,772)	(262,628)	(17.0)
Valaris Ltd.	(11,349)	(824,391)	(53.3)
Valley National Bancorp	(255,170)	(3,031,420)	(196.1)
Valvoline, Inc.	(15,154)	(555,546)	(35.9)
Vertiv Holdings Co., Class A	(54,570)	(775,985)	(50.2)
Vir Biotechnology, Inc.	(8,173)	(241,512)	(15.6)
Vontier Corp.	(49,866)	(1,148,414)	(74.3)
Walt Disney Co.	(26,469)	(2,871,622)	(185.7)
Waste Connections, Inc.	(3,521)	(467,941)	(30.3)
Welltower, Inc.	(7,310)	(548,542)	(35.5)
Western Union Co.	(131,548)	(1,864,035)	(120.6)
WillScot Mobile Mini Holdings Corp.	(4,393)	(212,885)	(13.8)
Wingstop, Inc.	(5,496)	(870,951)	(56.3)
Wolfspeed, Inc.	(3,561)	(274,233)	(17.7)
Workiva, Inc., Class A	(386)	(33,401)	(2.2)
WW Grainger, Inc.	(272)	(160,339)	(10.4)
Xcel Energy, Inc.	(5,436)	(373,834)	(24.2)
Zebra Technologies Corp., Class A	(746)	(235,870)	(15.3)
Zoom Video Communications, Inc., Class A	(1,202)	(90,150)	(5.8)
ZoomInfo Technologies, Inc., Class A	(4,574)	(129,124)	(8.3)
Zscaler, Inc.	(1,285)	(159,546)	(10.3)

		(143,403,840)

Uruguay
Globant SA	(1,009)	(163,640)	(10.6)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(3,439)	(245,202)	(15.8)
Volkswagen AG	(2,161)	(299,710)	(19.4)

		(544,912)

Total Reference Entity — Short		(346,570,445)

Net Value of Reference Entity — Bank of America N.A.		$1,546,231

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates on January 08, 2024 and December 16, 2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	146,166	$792,698	70.6%
Allkem Ltd.	93,932	872,059	77.7
AMP Ltd.	104,193	98,838	8.8
ANZ Group Holdings Ltd.	7,145	127,155	11.3
Aristocrat Leisure Ltd.	19,307	466,133	41.5
ASX Ltd.	2,360	115,487	10.3
Aurizon Holdings Ltd.	287,423	751,255	66.9
Bank of Queensland Ltd.	19,490	96,375	8.6
BHP Group Ltd.	4,661	163,238	14.5
Boral Ltd.	60,126	146,906	13.1
Challenger Ltd.	100,387	514,660	45.8
Charter Hall Group	22,531	221,853	19.8
Coles Group Ltd.	2,129	26,778	2.4
Commonwealth Bank of Australia	19,606	1,530,485	136.3
Computershare Ltd.	4,675	78,736	7.0
CSR Ltd.	84,494	316,218	28.2
Deterra Royalties Ltd.	32,131	111,479	9.9
Domain Holdings Australia Ltd.	78,226	178,969	15.9
Downer EDI Ltd.	315,906	845,382	75.3
Flight Centre Travel Group Ltd.	67,110	810,680	72.2
GPT Group	80,912	262,279	23.4
IDP Education Ltd.	9,262	206,111	18.4
Iluka Resources Ltd.	51,607	397,099	35.4
Insignia Financial Ltd.	40,401	100,297	8.9
Medibank Private Ltd.	282,532	588,594	52.4
Mineral Resources Ltd.	6,048	382,899	34.1
Mirvac Group	22,578	36,477	3.2
Origin Energy Ltd.	37,354	198,334	17.7
Orora Ltd.	103,770	219,570	19.5
OZ Minerals Ltd.	26,535	525,575	46.8
Perpetual Ltd.	17,610	319,037	28.4
Pilbara Minerals Ltd.	73,087	248,636	22.1
Pro Medicus Ltd.	8,827	421,566	37.5
Qantas Airways Ltd.	33,217	149,936	13.3
QBE Insurance Group Ltd.	2,365	23,075	2.1
REA Group Ltd.	1,209	108,413	9.7
Region RE Ltd., Registered Shares	60,678	116,435	10.4
SEEK Ltd.	14,978	259,403	23.1
Star Entertainment Group Ltd.	14,059	19,400	1.7
Steadfast Group Ltd.	81,141	301,454	26.8
Suncorp Group Ltd.	9,379	83,373	7.4
Treasury Wine Estates Ltd.	56,144	578,327	51.5
Westpac Banking Corp.	43,591	733,456	65.3
WiseTech Global Ltd.	7,705	334,085	29.7
Worley Ltd.	44,868	492,546	43.9

		15,371,761

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Austria
ANDRITZ AG	7,028	$420,285	37.4%
Raiffeisen Bank International AG	60,647	1,091,171	97.2

		1,511,456

Belgium
Ackermans & van Haaren NV	1,442	249,545	22.2
Ageas SA/NV	1,915	93,494	8.3
Anheuser-Busch InBev SA	19,380	1,169,810	104.2
Etablissements Franz Colruyt NV	11,323	299,423	26.7
Euronav NV	48,056	756,401	67.3
Sofina SA	1,532	363,961	32.4

		2,932,634

Bermuda
Hiscox Ltd.	96,464	1,342,601	119.5

Canada
AbCellera Biologics, Inc.	2,972	31,295	2.8
Alamos Gold, Inc., Class A	53,621	591,602	52.7
Algonquin Power & Utilities Corp.	53,433	389,538	34.7
ARC Resources Ltd.	8,493	98,682	8.8
Aritzia, Inc.	4,556	164,325	14.6
Ballard Power Systems, Inc.	219,374	1,436,058	127.9
Bank of Nova Scotia	22,499	1,217,995	108.5
Baytex Energy Corp.	32,998	152,770	13.6
BCE, Inc.	560	26,473	2.4
Birchcliff Energy Ltd.	5,821	37,318	3.3
Bombardier, Inc., Class B	1,601	77,334	6.9
Boralex Inc., Class A	7,293	204,065	18.2
Canada Goose Holdings, Inc.	649	15,699	1.4
Canadian Imperial Bank of Commerce	18,493	844,211	75.2
CGI, Inc.	408	34,969	3.1
Element Fleet Management Corp.	53,859	761,001	67.8
Emera, Inc.	34,697	1,381,569	123.0
Enerplus Corp.	57,285	1,016,496	90.5
First Majestic Silver Corp.	45,527	359,617	32.0
First Quantum Minerals Ltd.	6,050	140,366	12.5
FirstService Corp.	1,420	202,933	18.1
Franco-Nevada Corp.	981	143,897	12.8
GFL Environmental, Inc.	14,066	434,069	38.7
Gildan Activewear, Inc.	16,931	530,879	47.3
Imperial Oil Ltd.	8,168	446,415	39.7
Ivanhoe Mines Ltd., Class A	26,161	245,772	21.9
Kinaxis, Inc.	3,691	429,005	38.2
Lithium Americas Corp.	28,973	728,598	64.9
Lululemon Athletica, Inc.	850	260,848	23.2
Lundin Mining Corp.	17,282	130,795	11.6
MEG Energy Corp.	22,796	376,749	33.5
Methanex Corp.	15,783	747,070	66.5
National Bank of Canada	5,748	431,786	38.4
Northland Power, Inc.	946	25,411	2.3
NuVista Energy Ltd.	11,562	96,889	8.6
Pan American Silver Corp.	5,023	91,547	8.2
Parex Resources, Inc.	18,919	322,059	28.7
RioCan Real Estate Investment Trust	3,938	68,309	6.1
Stantec, Inc.	13,057	680,646	60.6
Stelco Holdings, Inc.	788	30,660	2.7
Suncor Energy, Inc.	12,201	423,466	37.7
TC Energy Corp.	40,938	1,763,914	157.1
Teck Resources Ltd., Class B	5,926	256,361	22.8
TELUS Corp.	51,669	1,113,337	99.1
TMX Group Ltd.	894	88,113	7.8

Security	Shares	Value	% of Basket Value

Canada (continued)
Toronto-Dominion Bank	408	$28,229	2.5%
Tourmaline Oil Corp.	8,173	380,901	33.9
TransAlta Corp.	2,207	21,431	1.9
Vermilion Energy, Inc.	6,057	92,866	8.3
West Fraser Timber Co. Ltd.	634	55,126	4.9

		19,629,464

Denmark
AP Moller - Maersk A/S, Class A	13	27,702	2.5
Carlsberg A/S, Class B	12,212	1,733,635	154.4
Coloplast A/S, Class B	931	112,404	10.0
D/S Norden A/S	2,799	150,881	13.4
Genmab A/S	209	81,906	7.3
H Lundbeck A/S	64,431	239,414	21.3
Jyske Bank AS, Registered Shares	1,450	104,579	9.3
Novozymes A/S	14,916	776,177	69.1
ROCKWOOL A/S, B Shares	1,189	340,901	30.4
Royal Unibrew A/S	1,702	119,518	10.6
SimCorp A/S	3,601	252,178	22.5

		3,939,295

Finland
Kone OYJ, Class B	2,177	118,725	10.6
Metso Outotec OYJ	22,388	257,302	22.9
Nokia OYJ	89,906	426,291	37.9
Wartsila OYJ Abp	174,499	1,659,661	147.8

		2,461,979

Germany
1&1 AG	12,812	178,836	15.9
Adidas AG	3,403	547,938	48.8
Allianz SE, Registered Shares	1,724	412,232	36.7
BASF SE	9,865	565,614	50.4
Bayerische Motoren Werke AG	10,017	1,020,378	90.9
Commerzbank AG	57,877	661,617	58.9
Covestro AG	6,816	313,839	28.0
Daimler Truck Holding AG	709	23,825	2.1
DWS Group GmbH & Co. KGaA	2,483	89,311	8.0
E.ON SE	70,807	772,002	68.7
Encavis AG	7,652	148,261	13.2
Evonik Industries AG	11,251	250,093	22.3
Fraport AG Frankfurt Airport Services Worldwide	23,516	1,338,324	119.2
Freenet AG	35,730	868,570	77.3
Knorr-Bremse AG	13,294	873,788	77.8
Mercedes-Benz Group AG	20,634	1,535,418	136.7
METRO AG	11,901	117,266	10.4
Nemetschek SE	3,553	189,959	16.9
Rheinmetall AG	1,993	465,680	41.5
SAP SE	6,505	771,102	68.7
Scout24 SE	6,644	386,801	34.4
Siemens AG, Registered Shares	7,555	1,180,131	105.1
Siemens Energy AG	65,333	1,366,035	121.6
Solarworld AG	10	3	0.0
SUSE SA	8,891	172,589	15.4
Talanx AG	16,403	811,469	72.3
TeamViewer AG	1,712	23,972	2.1
VERBIO Vereinigte BioEnergie AG	150	9,456	0.8
Wacker Chemie AG	6,313	954,144	85.0

		16,048,653

Hong Kong
AIA Group Ltd.	39,400	445,521	39.7
ASMPT Ltd.	35,800	295,695	26.3

35

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Bank of East Asia Ltd.	38,200	$49,072	4.4%
Cafe de Coral Holdings Ltd.	10,000	17,507	1.6
Cathay Pacific Airways Ltd.	724,000	721,547	64.2
Dah Sing Banking Group Ltd.	114,400	92,504	8.2
Dah Sing Financial Holdings Ltd.	86,800	230,061	20.5
First Pacific Co. Ltd.	146,000	50,915	4.5
Galaxy Entertainment Group Ltd.	8,000	55,502	4.9
Haitong International Securities Group Ltd.	113,300	13,040	1.2
Hang Lung Group Ltd.	40,000	73,817	6.6
Hang Lung Properties Ltd.	115,000	216,838	19.3
Hongkong Land Holdings Ltd.	121,000	591,542	52.7
Hysan Development Co. Ltd.	79,000	265,791	23.7
Jardine Matheson Holdings Ltd.	1,100	58,471	5.2
Kerry Properties Ltd.	8,500	21,551	1.9
New World Development Co. Ltd.	135,000	403,502	35.9
Pacific Basin Shipping Ltd.	388,000	136,921	12.2
Shangri-La Asia Ltd.	38,000	33,178	2.9
Swire Pacific Ltd., Class A	97,500	893,479	79.6
Swire Properties Ltd.	420,600	1,182,120	105.3
United Energy Group Ltd.	1,470,000	144,571	12.9
Wharf Holdings Ltd.	207,000	539,262	48.0
Yue Yuen Industrial Holdings Ltd.	391,500	642,246	57.2

		7,174,653

Ireland
AIB Group PLC	48,151	202,263	18.0
Alkermes PLC	12,019	344,224	30.7
Bank of Ireland Group PLC	2,658	28,398	2.5
CRH PLC	8,280	383,333	34.1
Experian PLC	5,619	205,484	18.3
Glanbia PLC	24,493	298,886	26.6
James Hardie Industries PLC	14,498	325,314	29.0
Kingspan Group PLC	34,057	2,190,411	195.1
Medtronic PLC	26,852	2,247,244	200.1
Ryanair Holdings PLC	15,437	248,540	22.1
Trane Technologies PLC	355	63,587	5.7

		6,537,684

Israel
Airport City Ltd.	4,261	67,493	6.0
Alony Hetz Properties & Investments Ltd.	54,835	588,338	52.4
Check Point Software Technologies Ltd.	9,868	1,255,209	111.8
Elbit Systems Ltd.	1,728	290,104	25.8
First International Bank Of Israel Ltd.	582	23,404	2.1
Gav-Yam Lands Corp. Ltd.	10,950	88,472	7.9
Harel Insurance Investments & Financial Services Ltd.	4,563	44,141	3.9
Nice Ltd.	1,584	327,584	29.2
Nova Ltd.	4,294	389,466	34.7
Phoenix Holdings Ltd.	5,674	61,022	5.4
Wix.com Ltd.	2,945	256,156	22.8

		3,391,389

Italy
A2A SpA	1,144,219	1,722,602	153.4
Azimut Holding SpA	5,099	127,300	11.3
Banco BPM SpA	48,534	218,441	19.5
BPER Banca	197,619	542,880	48.3
Buzzi Unicem SpA	5,929	133,510	11.9
Enel SpA	84,668	498,535	44.4
FinecoBank Banca Fineco SpA	16,978	304,786	27.1
Hera SpA	22,121	63,545	5.7

Security	Shares	Value	% of Basket Value

Italy (continued)
Infrastrutture Wireless Italiane SpA	20,917	$229,225	20.4%
Intesa Sanpaolo SpA	199,788	525,297	46.8
Italgas SpA	7,937	46,461	4.1
Iveco Group NV	29,832	244,341	21.8
Mediobanca Banca di Credito Finanziario SpA	116,293	1,250,144	111.3
Moncler SpA	23,429	1,466,366	130.6
Prysmian SpA	7,136	291,418	26.0
Recordati Industria Chimica e Farmaceutica SpA	549	24,051	2.1
Reply SpA	2,284	296,480	26.4
Snam SpA	42,407	216,001	19.2
UniCredit SpA	50,584	987,963	88.0
UnipolSai Assicurazioni SpA	96,374	256,356	22.8

		9,445,702

Japan
Acom Co. Ltd.	189,200	471,645	42.0
Aeon Co. Ltd.	17,100	350,579	31.2
AEON Financial Service Co. Ltd.	33,700	341,600	30.4
Ain Holdings, Inc.	2,300	99,450	8.9
Aisin Corp.	9,300	271,332	24.2
Alfresa Holdings Corp.	45,900	574,530	51.2
Amano Corp.	5,600	102,458	9.1
ANA Holdings, Inc.	17,500	387,323	34.5
Anritsu Corp.	46,100	441,611	39.3
Aozora Bank Ltd.	58,300	1,165,662	103.8
Astellas Pharma, Inc.	29,100	428,356	38.1
AZ-COM MARUWA Holdings, Inc.	19,100	241,075	21.5
Benesse Holdings, Inc.	79,900	1,222,117	108.8
Brother Industries Ltd.	11,200	173,961	15.5
Canon Marketing Japan, Inc.	600	14,241	1.3
Canon, Inc.	19,300	428,312	38.1
Coca-Cola Bottlers Japan Holdings, Inc.	36,800	387,462	34.5
COMSYS Holdings Corp.	58,400	1,113,828	99.2
CyberAgent, Inc.	97,200	909,010	80.9
Daicel Corp.	34,000	250,862	22.3
Dai-ichi Life Holdings, Inc.	14,600	342,556	30.5
Daiichi Sankyo Co. Ltd.	11,500	361,180	32.2
Daikin Industries Ltd.	5,600	972,690	86.6
Daiwa House Industry Co. Ltd.	67,200	1,613,809	143.7
DeNA Co. Ltd.	30,400	426,262	38.0
Denka Co. Ltd.	10,900	226,116	20.1
Denso Corp.	1,500	81,009	7.2
DMG Mori Co. Ltd.	56,000	855,357	76.2
Dowa Holdings Co. Ltd.	49,600	1,731,692	154.2
Ebara Corp.	13,300	564,712	50.3
EXEO Group, Inc.	13,900	252,752	22.5
Ezaki Glico Co. Ltd.	800	22,355	2.0
Fast Retailing Co. Ltd.	1,100	668,095	59.5
Fuji Media Holdings, Inc.	154,800	1,307,452	116.4
Fujitsu Ltd.	9,400	1,338,366	119.2
GMO Payment Gateway, Inc.	2,200	203,570	18.1
Hamamatsu Photonics KK	3,700	197,692	17.6
Hitachi Ltd.	10,700	561,134	50.0
House Foods Group, Inc.	6,100	130,146	11.6
Hulic Co. Ltd.	70,500	579,495	51.6
IHI Corp.	24,600	747,463	66.6
Information Services International-Dentsu Ltd.	2,800	92,759	8.3
INFRONEER Holdings, Inc.	64,400	514,069	45.8
Internet Initiative Japan, Inc.	36,400	683,074	60.8
Isetan Mitsukoshi Holdings Ltd.	1,500	16,321	1.5
Itochu Techno-Solutions Corp.	31,100	769,958	68.6
J Front Retailing Co. Ltd.	218,700	2,036,859	181.4

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Post Bank Co. Ltd.	112,300	$997,771	88.8%
JTEKT Corp.	29,100	215,727	19.2
Kadokawa Corp.	24,800	464,040	41.3
Kakaku.com, Inc.	22,400	373,455	33.3
Kandenko Co. Ltd.	66,400	446,284	39.7
Kaneka Corp.	11,700	307,176	27.4
Kao Corp.	30,100	1,216,697	108.3
Kawasaki Kisen Kaisha Ltd.	4,300	89,788	8.0
KDDI Corp.	2,500	78,109	7.0
Kenedix Office Investment Corp.	53	125,905	11.2
Kewpie Corp.	20,500	356,915	31.8
Kinden Corp.	50,100	574,223	51.1
Kirin Holdings Co. Ltd.	42,400	653,372	58.2
Koei Tecmo Holdings Co. Ltd.	5,000	90,931	8.1
Koito Manufacturing Co. Ltd.	42,900	723,645	64.4
Kokuyo Co. Ltd.	34,100	486,237	43.3
Kose Corp.	5,400	595,797	53.1
K’s Holdings Corp.	50,700	448,235	39.9
Kubota Corp.	63,000	946,782	84.3
Kusuri no Aoki Holdings Co. Ltd.	3,300	185,935	16.6
Kyocera Corp.	9,500	492,968	43.9
Kyowa Kirin Co. Ltd.	8,100	180,638	16.1
Lawson, Inc.	24,700	987,661	87.9
Lintec Corp.	20,300	351,535	31.3
Lion Corp.	77,100	853,476	76.0
Lixil Corp.	21,200	365,992	32.6
Mani, Inc.	30,700	449,050	40.0
McDonald’s Holdings Co. Japan Ltd.	500	19,754	1.8
Medipal Holdings Corp.	5,800	77,436	6.9
MISUMI Group, Inc.	5,100	128,354	11.4
Mitsubishi Chemical Group Corp.	14,600	81,927	7.3
Mitsubishi Electric Corp.	53,500	589,610	52.5
Mitsubishi Estate Co. Ltd.	73,100	939,563	83.7
Mitsubishi Gas Chemical Co., Inc.	45,300	661,947	58.9
Mitsubishi HC Capital, Inc.	84,800	432,832	38.5
Mitsubishi Motors Corp.	35,900	138,319	12.3
Mitsubishi UFJ Financial Group, Inc.	62,300	456,340	40.6
Mitsui Chemicals, Inc.	3,300	77,677	6.9
Mitsui Fudosan Co. Ltd.	60,000	1,124,619	100.1
Mizuho Financial Group, Inc.	53,000	827,884	73.7
MS&AD Insurance Group Holdings, Inc.	11,300	362,433	32.3
Nabtesco Corp.	2,100	61,485	5.5
Nagoya Railroad Co. Ltd.	1,200	19,842	1.8
NEC Corp.	44,500	1,607,678	143.2
NEC Networks & System Integration Corp.	40,300	538,183	47.9
NET One Systems Co. Ltd.	24,200	655,819	58.4
NGK Insulators Ltd.	25,100	347,416	30.9
NGK Spark Plug Co. Ltd.	17,400	340,015	30.3
Nihon M&A Center Holdings, Inc.	37,100	379,288	33.8
Nippon Express Holdings, Inc.	2,300	133,475	11.9
Nippon Shinyaku Co. Ltd.	700	36,026	3.2
Nippon Telegraph & Telephone Corp.	79,700	2,389,846	212.8
Nippon Television Holdings, Inc.	52,800	426,874	38.0
Nipro Corp.	28,400	227,978	20.3
Nissan Motor Co. Ltd.	120,500	432,949	38.6
Nitto Denko Corp.	1,600	103,420	9.2
Nomura Real Estate Holdings, Inc.	18,800	414,360	36.9
Nomura Research Institute Ltd.	24,900	597,789	53.2
NS Solutions Corp.	13,600	350,044	31.2
NSK Ltd.	72,400	407,204	36.3
Obayashi Corp.	206,500	1,601,763	142.6
OBIC Business Consultants Co. Ltd.	24,300	954,317	85.0

Security	Shares	Value	% of Basket Value

Japan (continued)
Olympus Corp.	6,000	$112,798	10.0%
Omron Corp.	1,100	63,647	5.7
Oracle Corp. Japan.	1,800	123,312	11.0
Oriental Land Co. Ltd.	1,100	183,282	16.3
Otsuka Corp.	38,300	1,260,052	112.2
Otsuka Holdings Co. Ltd.	20,500	657,648	58.6
Panasonic Holdings Corp.	21,100	195,668	17.4
Penta-Ocean Construction Co. Ltd.	52,600	262,346	23.4
Pigeon Corp.	2,100	33,375	3.0
Pola Orbis Holdings, Inc.	91,700	1,323,022	117.8
Rakuten Group, Inc.	300	1,530	0.1
Resona Holdings, Inc.	4,900	27,115	2.4
Ricoh Co. Ltd.	160,200	1,243,571	110.7
Rohm Co. Ltd.	4,700	376,618	33.5
Ryohin Keikaku Co. Ltd.	1,900	21,067	1.9
Sanrio Co. Ltd.	3,600	137,312	12.2
Santen Pharmaceutical Co. Ltd.	69,200	539,466	48.0
Sapporo Holdings Ltd.	5,700	139,200	12.4
Sawai Group Holdings Co. Ltd.	17,400	538,352	47.9
SCSK Corp.	16,800	273,629	24.4
Shimizu Corp.	70,700	396,323	35.3
Shiseido Co. Ltd.	2,200	114,347	10.2
SHO-BOND Holdings Co. Ltd.	400	17,066	1.5
Skylark Holdings Co. Ltd.	29,000	345,125	30.7
SoftBank Group Corp.	68,800	3,257,133	290.0
Sohgo Security Services Co. Ltd.	23,100	635,986	56.6
Sompo Holdings, Inc.	19,200	826,539	73.6
Sugi Holdings Co. Ltd.	900	39,337	3.5
Sumitomo Bakelite Co. Ltd.	5,700	185,729	16.5
Sumitomo Corp.	17,800	319,509	28.5
Sumitomo Electric Industries Ltd.	30,600	367,695	32.7
Sumitomo Forestry Co. Ltd.	5,300	99,097	8.8
Sumitomo Heavy Industries Ltd.	21,800	484,772	43.2
Sumitomo Mitsui Trust Holdings, Inc.	7,800	284,143	25.3
Sumitomo Pharma Co. Ltd.	42,400	298,109	26.5
Sumitomo Realty & Development Co. Ltd.	55,600	1,355,368	120.7
Sumitomo Rubber Industries Ltd.	4,800	42,613	3.8
Suntory Beverage & Food Ltd.	11,700	395,083	35.2
T&D Holdings, Inc.	31,800	508,999	45.3
Taisei Corp.	9,000	310,698	27.7
Taisho Pharmaceutical Holdings Co. Ltd.	16,300	685,671	61.1
Takara Bio, Inc.	4,900	64,867	5.8
TBS Holdings, Inc.	32,600	380,586	33.9
Terumo Corp.	21,800	634,606	56.5
Toda Corp.	49,900	272,179	24.2
Tokyo Ohka Kogyo Co. Ltd.	6,400	315,433	28.1
Tokyo Tatemono Co. Ltd.	66,600	825,674	73.5
Toray Industries, Inc.	11,200	68,813	6.1
Toyo Tire & Rubber Co. Ltd.	12,400	148,347	13.2
Toyoda Gosei Co. Ltd.	10,800	179,324	16.0
Toyota Boshoku Corp.	20,100	298,121	26.5
Trend Micro, Inc.	400	19,806	1.8
TS Tech Co. Ltd.	34,900	434,739	38.7
Tsumura & Co.	3,900	83,390	7.4
Tsuruha Holdings, Inc.	16,400	1,207,492	107.5
Ube Industries Ltd.	15,000	235,280	21.0
Ulvac, Inc.	1,500	70,173	6.2
Welcia Holdings Co. Ltd.	4,300	96,108	8.6
Yakult Honsha Co. Ltd.	5,100	364,078	32.4
Yamaguchi Financial Group, Inc.	6,700	46,340	4.1
Yamato Kogyo Co. Ltd.	7,800	295,633	26.3
Yamazaki Baking Co. Ltd.	24,300	284,303	25.3

37

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yaskawa Electric Corp.	600	$23,453	2.1%
Z Holdings Corp.	282,900	823,159	73.3
Zenkoku Hosho Co. Ltd.	5,700	222,002	19.8
Zensho Holdings Co. Ltd.	2,000	51,050	4.5
ZOZO, Inc.	31,700	821,766	73.2

		84,424,241

Luxembourg
L’Occitane International SA	12,750	35,474	3.2

Macau
MGM China Holdings Ltd.	104,800	132,403	11.8
Wynn Macau Ltd.	249,600	285,675	25.4

		418,078

Mexico
Fresnillo PLC	16,995	172,633	15.4

Netherlands
ABN AMRO Bank NV	12,086	200,598	17.9
ASR Nederland NV	26,034	1,232,228	109.7
Heineken Holding NV	7,720	637,409	56.8
Koninklijke DSM NV	25,114	3,229,710	287.6
Koninklijke Philips NV	1,172	20,152	1.8
Koninklijke Vopak NV	3,783	113,984	10.1
NN Group NV	6,413	278,632	24.8
Randstad NV	11,490	736,490	65.6
Signify NV	14,767	534,645	47.6

		6,983,848

New Zealand
a2 Milk Co. Ltd.	78,222	378,222	33.7
Contact Energy Ltd.	50,220	252,564	22.5
Infratil Ltd.	93,172	536,395	47.7

		1,167,181

Norway
Equinor ASA	33,459	1,019,718	90.8
Gjensidige Forsikring ASA	18,552	333,443	29.7
Golden Ocean Group Ltd.	35,169	336,451	30.0
Kongsberg Gruppen ASA	20,783	827,406	73.7
NEL ASA	98,606	168,994	15.0
Nordic Semiconductor ASA	4,680	74,628	6.6
TOMRA Systems ASA	55,726	983,750	87.6
Var Energi ASA	122,667	373,138	33.2

		4,117,528

Poland
InPost SA	9,115	88,025	7.8

Puerto Rico
Popular, Inc.	11,715	804,117	71.6

Singapore
City Developments Ltd.	81,300	515,997	45.9
ComfortDelGro Corp. Ltd.	260,700	238,840	21.3
Keppel REIT	506,300	373,153	33.2
Mapletree Pan Asia Commercial Trust	64,300	89,468	8.0
NetLink NBN Trust	736,400	491,116	43.7
SATS Ltd.	166,300	383,771	34.2
Sembcorp Industries Ltd.	646,700	1,783,388	158.8
Singapore Post Ltd.	691,100	295,238	26.3

Security	Shares	Value	% of Basket Value

Singapore (continued)
StarHub Ltd.	158,800	$138,120	12.3%
Suntec Real Estate Investment Trust	37,600	40,200	3.6

		4,349,291

Spain
Acciona SA	2,520	491,652	43.8
Banco Bilbao Vizcaya Argentaria SA	206,870	1,461,283	130.1
Banco de Sabadell SA	31,533	41,225	3.7
Bankinter SA	25,385	183,153	16.3
EDP Renovaveis SA	13,512	293,901	26.2
Industria de Diseno Textil SA	4,402	137,434	12.2
Inmobiliaria Colonial Socimi SA	31,030	226,325	20.2
Mapfre SA	268,091	539,250	48.0
Merlin Properties Socimi SA	110,421	1,079,109	96.1
Repsol SA	7,397	121,509	10.8
Solaria Energia y Medio Ambiente SA	14,516	297,849	26.5

		4,872,690

Sweden
Alfa Laval AB	6,199	194,807	17.3
Atlas Copco AB, A Shares	41,688	494,672	44.1
Atlas Copco AB, B Shares	20,810	219,496	19.5
Autoliv, Inc.	17,662	1,627,023	144.9
Avanza Bank Holding AB	13,283	306,487	27.3
Beijer Ref AB, Class B	1,254	19,345	1.7
Elekta AB, B Shares	52,202	379,967	33.8
Epiroc AB, Class A	2,130	41,443	3.7
Epiroc AB, Class B	21,929	365,611	32.6
EQT AB	3,084	69,590	6.2
Essity AB, Class B	1,128	29,468	2.6
Getinge AB, B Shares	6,747	151,994	13.5
H & M Hennes & Mauritz AB, B Shares	13,936	171,640	15.3
Industrivarden AB, A Shares	1,989	52,689	4.7
Industrivarden AB, C Shares	15,222	401,018	35.7
Investor AB, A Shares	15,258	304,528	27.1
L E Lundbergforetagen AB, B Shares	1,465	67,840	6.0
Saab AB, Class B	14,064	575,759	51.3
Sagax AB, Class B	2,340	58,207	5.2
Spotify Technology SA	5,812	655,129	58.3
Sweco AB, B Shares	6,158	66,801	6.0
Thule Group AB	24,383	584,309	52.0
Volvo AB, A Shares	739	15,352	1.4
Volvo AB, B Shares	1,419	28,068	2.5

		6,881,243

Switzerland
ABB Ltd., Registered Shares	34,086	1,186,726	105.7
Accelleron Industries AG	16,636	392,930	35.0
Banque Cantonale Vaudoise, Registered Shares	1,988	188,973	16.8
Belimo Holding AG, Registered Shares	1,119	590,210	52.6
Chocoladefabriken Lindt & Spruengli AG	69	757,808	67.5
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	112,559	10.0
Clariant AG, Registered Shares	3,536	60,637	5.4
Dufry AG, Registered Shares	33,169	1,522,709	135.6
Geberit AG, Registered Shares	3,698	2,104,097	187.4
Georg Fischer AG, Registered Shares	952	65,638	5.8
Givaudan SA, Registered Shares	323	1,047,240	93.3
Helvetia Holding AG, Registered Shares	472	58,826	5.2
Idorsia Ltd.	7,317	123,077	11.0
Nestle SA, Registered Shares	1,209	147,509	13.1
Partners Group Holding AG	315	295,563	26.3

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Roche Holding AG	524	$191,805	17.1%
Sika AG, Registered Shares	6,937	1,971,127	175.5
Straumann Holding AG, Registered Shares	1,527	199,941	17.8
Swatch Group AG	1,415	512,327	45.6
Swiss Prime Site AG, Registered Shares	252	22,406	2.0
Swiss Re AG	370	38,621	3.4
Tecan Group AG, Registered Shares	573	240,473	21.4
UBS Group AG, Registered Shares	21,229	453,141	40.4
VAT Group AG	436	135,728	12.1

		12,420,071

United Kingdom
Airtel Africa PLC	13,308	19,212	1.7
Ashtead Group PLC	7,727	508,968	45.3
AstraZeneca PLC	5,368	703,275	62.6
Atlantica Sustainable Infrastructure PLC	45,921	1,259,154	112.1
Aviva PLC	99,193	559,433	49.8
Barclays PLC	211,306	485,748	43.3
Beazley PLC	344,969	2,838,887	252.8
Bellway PLC	3,890	101,745	9.1
Centrica PLC	624,392	777,869	69.3
ConvaTec Group PLC	147,731	428,489	38.2
Croda International PLC	38	3,239	0.3
Darktrace PLC	56,694	147,271	13.1
Derwent London PLC	2,588	82,557	7.4
Direct Line Insurance Group PLC	975,876	2,139,749	190.5
Dr. Martens PLC	213,242	408,690	36.4
Drax Group PLC	4,331	34,589	3.1
easyJet PLC	27,157	165,429	14.7
Hammerson PLC	40	13	0.0
Hargreaves Lansdown PLC	34,242	376,978	33.6
Hays PLC	190,441	290,565	25.9
IMI PLC	76,907	1,377,027	122.6
Intermediate Capital Group PLC	48,755	838,948	74.7
ITV PLC	757,525	758,609	67.5
Johnson Matthey PLC	20,277	566,393	50.4
Kingfisher PLC	133,786	461,551	41.1
Legal & General Group PLC	37,844	119,093	10.6
Liberty Global PLC, Class A	45,215	980,713	87.3
Liberty Global PLC, Class C	675	15,086	1.3
LivaNova PLC	14,101	792,476	70.6
Melrose Industries PLC	244,041	430,285	38.3
Nomad Foods Ltd.	25,914	461,010	41.0
Pennon Group PLC	30,046	339,862	30.3
Persimmon PLC	6,112	106,748	9.5
Renishaw PLC	1,960	95,664	8.5
Schroders PLC	168,126	994,261	88.5
Segro PLC	235,058	2,419,591	215.5
Shell PLC	1,064	31,237	2.8
Spectris PLC	47,756	1,893,285	168.6
Spirax-Sarco Engineering PLC	2,384	340,535	30.3
St. James’s Place PLC	10,888	165,103	14.7
Standard Chartered PLC	13,853	116,360	10.4
TechnipFMC PLC	24,281	337,263	30.0
Travis Perkins PLC	50,152	629,145	56.0
Tritax Big Box REIT PLC	326,014	628,153	55.9
UNITE Group PLC	11,727	144,466	12.9
United Utilities Group PLC	3,103	40,603	3.6

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Weir Group PLC	434	$9,567	0.9%
WPP PLC	6,311	73,736	6.6

		26,498,630

United States
3M Co.	14,890	1,713,541	152.6
A O Smith Corp.	4,111	278,315	24.8
Acadia Healthcare Co., Inc.	2,433	204,421	18.2
Acuity Brands, Inc.	1,076	202,848	18.1
Adobe, Inc.	4,363	1,615,793	143.9
Advance Auto Parts, Inc.	5,533	842,565	75.0
Advanced Drainage Systems, Inc.	2,528	254,924	22.7
AECOM	8,941	780,281	69.5
Agilent Technologies, Inc.	3,569	542,774	48.3
Akamai Technologies, Inc.	6,104	542,951	48.3
Alcoa Corp.	5,590	292,022	26.0
Align Technology Inc.	3,166	853,965	76.0
Allstate Corp.	10,636	1,366,407	121.7
Alnylam Pharmaceuticals, Inc.	1,339	303,150	27.0
Alphabet, Inc., Class A	42,132	4,164,327	370.8
Alphabet, Inc., Class C	38,158	3,810,839	339.3
Amazon.com, Inc.	4,139	426,855	38.0
Amedisys, Inc.	14,485	1,400,120	124.7
American Financial Group, Inc.	888	126,620	11.3
AMETEK, Inc.	382	55,359	4.9
Analog Devices, Inc.	17,494	2,999,696	267.1
ANSYS, Inc.	4,214	1,122,441	99.9
Antero Resources Corp.	13,275	382,851	34.1
Aon PLC, Class A	5,295	1,687,411	150.3
APA Corp.	11,231	497,870	44.3
Apple, Inc.	4,211	607,605	54.1
Applied Materials, Inc.	2,657	296,229	26.4
Armstrong World Industries, Inc.	11,354	878,913	78.3
Arrow Electronics, Inc.	7,941	932,988	83.1
Arthur J Gallagher & Co.	529	103,536	9.2
ASGN, Inc.	9,100	827,645	73.7
Autodesk, Inc.	3,390	729,392	64.9
AutoNation, Inc.	6,486	821,906	73.2
AutoZone, Inc.	807	1,968,152	175.3
Avery Dennison Corp.	2,040	386,458	34.4
Avis Budget Group, Inc.	1,060	212,042	18.9
AZEK Co., Inc., Class A	1,050	25,337	2.3
Bank of New York Mellon Corp.	10,282	519,961	46.3
Bausch Health Cos., Inc.	2,754	21,133	1.9
Baxter International, Inc.	4,200	191,898	17.1
Beacon Roofing Supply, Inc.	6,748	383,826	34.2
Becton Dickinson and Co.	4,883	1,231,590	109.7
Berry Global Group, Inc.	14,782	912,493	81.3
Best Buy Co., Inc.	13,086	1,160,990	103.4
BioMarin Pharmaceutical, Inc.	4,198	484,239	43.1
Bio-Rad Laboratories, Inc., Class A	265	123,877	11.0
Black Hills Corp.	2,677	193,761	17.3
Blueprint Medicines Corp.	6,715	313,859	27.9
Booz Allen Hamilton Holding Corp., Class A	4,659	440,928	39.3
Boston Beer Co., Inc., Class A	2,879	1,118,808	99.6
Boston Scientific Corp.	39,133	1,809,901	161.2
Box, Inc., Class A	7,233	231,384	20.6
Boyd Gaming Corp.	14,026	873,960	77.8
Bright Horizons Family Solutions, Inc.	1,098	84,304	7.5
Brighthouse Financial, Inc.	15,944	897,169	79.9

39

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Brixmor Property Group, Inc.	7,599	$178,804	15.9%
Brown-Forman Corp., Class B	4,402	293,085	26.1
Bruker Corp.	24,084	1,688,770	150.4
Builders FirstSource, Inc.	10,035	799,790	71.2
Cabot Corp.	214	16,121	1.4
CACI International, Inc., Class A	2,196	676,566	60.2
Camden Property Trust	825	101,648	9.1
Capital One Financial Corp.	13,205	1,571,395	139.9
Carlisle Cos., Inc.	6,412	1,608,514	143.2
Carnival Corp.	68,008	735,847	65.5
Carnival PLC	30,036	286,971	25.6
Carter’s, Inc.	2,934	244,608	21.8
Catalent, Inc.	6,422	343,898	30.6
CBRE Group, Inc., Class A	1,409	120,484	10.7
CF Industries Holdings, Inc.	841	71,233	6.3
CH Robinson Worldwide, Inc.	6,805	681,657	60.7
Charles River Laboratories International, Inc.	4,365	1,061,786	94.5
Chart Industries, Inc.	1,526	204,453	18.2
Chemed Corp.	322	162,655	14.5
Cheniere Energy, Inc.	16,487	2,519,049	224.3
Chevron Corp.	2,615	455,062	40.5
Chipotle Mexican Grill, Inc., Class A	69	113,600	10.1
Church & Dwight Co., Inc.	716	57,896	5.2
Ciena Corp.	768	39,951	3.6
Cirrus Logic, Inc.	18,358	1,659,380	147.8
Citigroup, Inc.	9,541	498,231	44.4
Clearway Energy, Inc., Class C	20,149	680,835	60.6
CMS Energy Corp.	4,947	312,601	27.8
Coca-Cola Co.	14,236	872,952	77.7
Cognex Corp.	615	33,665	3.0
Colgate-Palmolive Co.	24,244	1,806,905	160.9
Columbia Sportswear Co.	2,372	227,475	20.3
Comerica, Inc.	3,624	265,675	23.7
Commercial Metals Co.	23,068	1,251,900	111.5
Comstock Resources, Inc.	46,649	566,785	50.5
ConocoPhillips	4,137	504,176	44.9
Credit Acceptance Corp.	1,280	592,179	52.7
Crocs, Inc.	10,419	1,268,722	113.0
CSX Corp.	1,739	53,770	4.8
Cummins, Inc.	1,501	374,560	33.4
CVS Health Corp.	24,807	2,188,474	194.9
Cytokinetics, Inc.	4,573	194,261	17.3
Danaher Corp.	900	237,942	21.2
Darling Ingredients, Inc.	4,166	276,164	24.6
Deckers Outdoor Corp.	6,822	2,916,269	259.7
Dell Technologies, Inc., Class C	9,231	374,963	33.4
DENTSPLY SIRONA, Inc.	16,579	610,605	54.4
Devon Energy Corp.	2,187	138,306	12.3
DocuSign, Inc., Class A	563	34,140	3.0
Dolby Laboratories, Inc., Class A	28,837	2,294,272	204.3
Dollar General Corp.	6,805	1,589,648	141.6
Dollar Tree, Inc.	2,270	340,909	30.4
Dominion Energy, Inc.	9,417	599,298	53.4
Domino’s Pizza, Inc.	5,847	2,063,991	183.8
Donaldson Co., Inc.	4,192	261,371	23.3
DoubleVerify Holdings, Inc.	777	21,127	1.9
Douglas Emmett, Inc.	1,501	25,142	2.2
Dropbox, Inc., Class A	18,787	436,422	38.9
DuPont de Nemours, Inc.	14,245	1,053,418	93.8
DXC Technology Co.	9,297	267,103	23.8
Eastman Chemical Co.	18,678	1,646,839	146.6
Eaton Corp. PLC	2,037	330,422	29.4

Security	Shares	Value	% of Basket Value

United States (continued)
eBay, Inc.	99,816	$4,940,892	440.0%
Ecolab, Inc.	9,556	1,479,555	131.7
Edwards Lifesciences Corp.	23,106	1,772,230	157.8
Electronic Arts, Inc.	10,428	1,341,875	119.5
Elevance Health, Inc.	169	84,498	7.5
Eli Lilly & Co.	528	181,711	16.2
Enovis Corp.	13,880	873,746	77.8
Envista Holdings Corp.	5,257	204,970	18.3
EOG Resources, Inc.	19,626	2,595,539	231.1
EPAM Systems, Inc.	1,091	362,921	32.3
Equinix, Inc.	979	722,629	64.3
Equity Residential	12,347	785,887	70.0
Essex Property Trust, Inc.	6,442	1,456,343	129.7
Etsy, Inc.	6,056	833,184	74.2
Everest Re Group Ltd.	514	179,741	16.0
Evergy, Inc.	22,168	1,388,825	123.7
Exelixis, Inc.	34,595	609,564	54.3
Exxon Mobil Corp.	6,474	751,049	66.9
F5, Inc.	3,496	516,219	46.0
FactSet Research Systems, Inc.	4,132	1,747,588	155.6
FedEx Corp.	4,707	912,499	81.3
Fidelity National Information Services, Inc.	13,993	1,050,035	93.5
First Solar, Inc.	4,462	792,451	70.6
Flowserve Corp.	19,220	661,552	58.9
Fluor Corp.	34,546	1,269,566	113.0
Ford Motor Co.	80,298	1,084,826	96.6
Fortinet, Inc.	7,988	418,092	37.2
Fox Corp., Class A	96,537	3,276,466	291.8
Fox Corp., Class B	49,720	1,576,124	140.3
FTI Consulting, Inc.	4,223	673,653	60.0
Garmin Ltd.	4,358	430,919	38.4
Gartner, Inc.	3,501	1,183,828	105.4
General Dynamics Corp.	3,845	896,116	79.8
General Electric Co.	27,162	2,185,998	194.7
Gentex Corp.	30,020	885,890	78.9
Global Payments, Inc.	2,063	232,541	20.7
Globus Medical, Inc., Class A	12,585	950,168	84.6
Goodyear Tire & Rubber Co.	1,303	14,659	1.3
Graco, Inc.	17,952	1,226,481	109.2
Grocery Outlet Holding Corp.	39,206	1,191,470	106.1
Guidewire Software, Inc.	4,129	302,408	26.9
Halliburton Co.	4,671	192,539	17.1
Halozyme Therapeutics, Inc.	2,686	139,054	12.4
Hanover Insurance Group, Inc.	1,808	243,321	21.7
HB Fuller Co.	3,094	213,795	19.0
HealthEquity, Inc.	708	43,082	3.8
HEICO Corp.	1,101	188,216	16.8
Helmerich & Payne, Inc.	7,562	366,303	32.6
Henry Schein, Inc.	2,782	239,669	21.3
Hexcel Corp.	708	49,971	4.5
Home Depot, Inc.	9,190	2,979,122	265.3
HP, Inc.	106,505	3,103,556	276.4
HubSpot, Inc.	1,120	388,651	34.6
Huntington Ingalls Industries, Inc.	164	36,169	3.2
Huntsman Corp.	108,623	3,442,263	306.5
ICU Medical, Inc.	2,713	524,233	46.7
IDACORP, Inc.	209	22,114	2.0
IDEXX Laboratories, Inc.	9	4,325	0.4
Illinois Tool Works, Inc.	1,897	447,768	39.9
Illumina, Inc.	75	16,065	1.4
Inari Medical, Inc.	1,860	106,113	9.4
Incyte Corp.	3,838	326,767	29.1

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Intel Corp.	53,426	$1,509,819	134.4%
International Paper Co.	23,403	978,713	87.2
Intuit, Inc.	1,698	717,694	63.9
Intuitive Surgical, Inc.	1,224	300,725	26.8
Invesco Ltd.	80,400	1,488,204	132.5
Ionis Pharmaceuticals, Inc.	1,711	68,218	6.1
IQVIA Holdings, Inc.	1,479	339,297	30.2
Iron Mountain, Inc.	2,846	155,335	13.8
ITT, Inc.	532	48,726	4.3
Jacobs Solutions, Inc.	2,557	315,917	28.1
JB Hunt Transport Services, Inc.	2,750	519,888	46.3
Jefferies Financial Group, Inc.	6,584	258,620	23.0
Johnson & Johnson	2,502	408,877	36.4
Johnson Controls International PLC	15,689	1,091,484	97.2
Jones Lang LaSalle, Inc.	11,000	2,033,570	181.1
KBR, Inc.	10,478	536,788	47.8
Kellogg Co.	36,147	2,478,961	220.7
KeyCorp	76,746	1,472,756	131.1
Keysight Technologies, Inc.	1,924	345,069	30.7
Kilroy Realty Corp.	13,065	536,188	47.7
Kimco Realty Corp.	3,278	73,624	6.6
Kirby Corp.	1,244	88,050	7.8
Knight-Swift Transportation Holdings, Inc.	15,582	920,896	82.0
Lam Research Corp.	1,417	708,642	63.1
Lamar Advertising Co., Class A	5,183	552,197	49.2
Las Vegas Sands Corp.	24,018	1,417,062	126.2
Lear Corp.	2,409	351,184	31.3
Leidos Holdings, Inc.	577	57,031	5.1
Lennar Corp., Class A	507	51,917	4.6
Lennox International, Inc.	6,344	1,653,373	147.2
Liberty Broadband Corp.	6,514	584,827	52.1
Lincoln National Corp.	41,503	1,470,451	130.9
LKQ Corp.	3,344	197,162	17.6
Louisiana-Pacific Corp.	5,483	373,337	33.2
Lowe’s Cos., Inc.	10,260	2,136,645	190.3
Lumen Technologies, Inc.	1,821	9,560	0.9
Lumentum Holdings, Inc.	15,798	950,724	84.7
Lyft, Inc., Class A	2,460	39,975	3.6
M&T Bank Corp.	1,195	186,420	16.6
MACOM Technology Solutions Holdings, Inc.	9,234	618,863	55.1
Macy’s, Inc.	45,826	1,082,868	96.4
Manhattan Associates, Inc.	14,262	1,859,194	165.6
Marathon Oil Corp.	12,573	345,380	30.8
Marathon Petroleum Corp.	3,008	386,588	34.4
Marriott International, Inc., Class A	4,518	786,945	70.1
Marriott Vacations Worldwide Corp.	737	117,949	10.5
Marsh & McLennan Cos., Inc.	19,161	3,351,451	298.4
Martin Marietta Materials, Inc.	991	356,403	31.7
Masco Corp.	11,895	632,814	56.3
Masimo Corp.	527	89,632	8.0
Matador Resources Co.	14,055	929,879	82.8
Match Group, Inc.	7,354	397,998	35.4
MaxLinear, Inc.	25,487	1,050,064	93.5
McCormick & Co., Inc.	4,378	328,875	29.3
Medical Properties Trust, Inc.	53,792	696,606	62.0
Meritage Homes Corp.	2,115	227,764	20.3
Meta Platforms, Inc., Class A	861	128,263	11.4
MetLife, Inc.	6,402	467,474	41.6
Mettler-Toledo International, Inc.	572	876,830	78.1
MGIC Investment Corp.	75,376	1,064,309	94.8
MGM Resorts International	15,530	643,097	57.3
Micron Technology, Inc.	4,687	282,626	25.2

Security	Shares	Value	% of Basket Value

United States (continued)
Microsoft Corp.	13,579	$3,365,012	299.6%
Middleby Corp.	243	37,774	3.4
Mohawk Industries, Inc.	25,987	3,119,999	277.8
Molson Coors Beverage Co., Class B	30,337	1,595,119	142.0
Mondelez International, Inc., Class A	3,159	206,725	18.4
Moody’s Corp.	10,314	3,328,844	296.4
NetApp, Inc.	10,091	668,327	59.5
Neurocrine Biosciences, Inc.	1,652	183,256	16.3
New York Community Bancorp, Inc.	113,931	1,138,171	101.3
Newmont Corp.	30,883	1,634,637	145.6
Nexstar Media Group, Inc., Class A	81	16,586	1.5
Nordson Corp.	1,816	441,833	39.3
Northern Trust Corp.	9,295	901,336	80.3
Northrop Grumman Corp.	1,671	748,675	66.7
NRG Energy, Inc.	44,285	1,515,433	134.9
Nucor Corp.	148	25,015	2.2
NVIDIA Corp.	1,334	260,624	23.2
NVR, Inc.	78	411,060	36.6
Occidental Petroleum Corp.	19,693	1,275,909	113.6
OneMain Holdings, Inc.	1,046	45,124	4.0
O’Reilly Automotive, Inc.	3,826	3,031,531	269.9
Oshkosh Corp.	682	68,732	6.1
Otis Worldwide Corp.	8,771	721,239	64.2
Outfront Media, Inc.	6,771	134,743	12.0
Ovintiv, Inc.	12,367	608,827	54.2
Ovintiv, Inc.	1,633	80,278	7.1
Owens Corning	9,572	925,134	82.4
PacWest Bancorp	138,527	3,831,657	341.2
Papa John’s International, Inc.	9,937	891,250	79.4
Paramount Global, Class B	20,141	466,466	41.5
Patterson-UTI Energy, Inc.	22,993	386,282	34.4
Paycom Software, Inc.	1,127	365,080	32.5
PDC Energy, Inc.	4,970	336,618	30.0
Penn Entertainment, Inc.	8,975	318,164	28.3
Penske Automotive Group, Inc.	9,778	1,249,824	111.3
PerkinElmer, Inc.	903	124,190	11.1
Perrigo Co. PLC	32,143	1,202,791	107.1
Petco Health & Wellness Co., Inc., Class A	8,166	95,461	8.5
Pinnacle Financial Partners, Inc.	2,422	190,684	17.0
Pinnacle West Capital Corp.	532	39,661	3.5
Pinterest, Inc., Class A	17,194	452,030	40.3
Planet Fitness, Inc., Class A	1,339	113,346	10.1
Polaris, Inc.	1,051	120,697	10.7
Portland General Electric Co.	5,883	279,913	24.9
Post Holdings, Inc.	5,127	486,809	43.3
PPG Industries, Inc.	3,483	453,974	40.4
Primo Water Corp.	23,666	369,962	32.9
Prudential Financial, Inc.	378	39,667	3.5
PTC Therapeutics, Inc.	12,548	575,828	51.3
Public Service Enterprise Group, Inc.	6,553	405,827	36.1
PulteGroup, Inc.	27,246	1,550,025	138.0
PVH Corp.	9,693	871,401	77.6
Qorvo, Inc.	3,258	354,014	31.5
Ralph Lauren Corp., Class A	37,066	4,590,624	408.8
Red Rock Resorts, Inc., Class A	8,229	370,387	33.0
Reinsurance Group of America, Inc.	3,200	485,664	43.2
Reliance Steel & Aluminum Co.	1,030	234,274	20.9
Repligen Corp.	1,144	211,983	18.9
Republic Services, Inc., Class A	8,264	1,031,512	91.9
ResMed, Inc.	343	78,331	7.0
Robert Half International, Inc.	12,545	1,053,278	93.8
ROBLOX Corp., Class A	19,685	732,479	65.2

41

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Royal Caribbean Cruises Ltd.	2,020	$131,179	11.7%
RPM International, Inc.	13,047	1,173,056	104.5
S&P Global, Inc.	11,085	4,156,210	370.1
Saia, Inc.	143	39,008	3.5
Salesforce, Inc.	6,792	1,140,852	101.6
Sarepta Therapeutics, Inc.	6,713	838,924	74.7
SBA Communications Corp., Class A	1,087	323,415	28.8
Schlumberger Ltd.	1,817	103,533	9.2
Scotts Miracle-Gro Co.	12,833	926,414	82.5
Seagen, Inc.	323	45,052	4.0
SEI Investments Co.	2,807	175,241	15.6
ServiceNow, Inc.	4,856	2,210,111	196.8
Sherwin-Williams Co.	12,303	2,910,767	259.2
Silicon Laboratories, Inc.	4,755	746,107	66.4
Sims Ltd.	596	6,471	0.6
Sirius XM Holdings, Inc.	41,264	238,919	21.3
SiteOne Landscape Supply, Inc.	2,244	339,988	30.3
Snap, Inc., Class A	97,379	1,125,701	100.2
Snap-on, Inc.	129	32,086	2.9
Southwest Airlines Co.	7,891	282,261	25.1
Spire, Inc.	1,220	88,108	7.8
Stifel Financial Corp.	13,433	905,519	80.6
Synchrony Financial	460	16,896	1.5
Syneos Health, Inc.	26,492	951,593	84.7
Synopsys, Inc.	2,090	739,338	65.8
Synovus Financial Corp.	11,533	483,809	43.1
T Rowe Price Group, Inc.	2,806	326,815	29.1
Take-Two Interactive Software, Inc.	6,320	715,614	63.7
Tapestry, Inc.	18,355	836,437	74.5
Target Corp.	1,637	281,793	25.1
TD SYNNEX Corp.	12,328	1,259,305	112.1
Teleflex, Inc.	1,953	475,399	42.3
Tempur Sealy International, Inc.	1,487	60,595	5.4
Teradata Corp.	40,929	1,427,604	127.1
Tetra Tech, Inc.	1,028	159,875	14.2
Texas Instruments, Inc.	504	89,314	8.0
Textron, Inc.	20,319	1,480,239	131.8
Thermo Fisher Scientific, Inc.	81	46,197	4.1
Timken Co.	4,521	372,304	33.2
Toll Brothers, Inc.	27,355	1,627,349	144.9
TopBuild Corp.	2,484	496,949	44.3
Toro Co.	4,415	492,361	43.8
Tractor Supply Co.	3,200	729,568	65.0
Transocean Ltd.	5,171	34,853	3.1
Travel & Leisure Co.	15,960	676,225	60.2
Trex Co., Inc.	9,519	501,842	44.7
Trimble, Inc.	7,902	458,790	40.9
Tyler Technologies, Inc.	401	129,431	11.5
U.S. Bancorp	16,499	821,650	73.2
U.S. Steel Corp.	57,321	1,633,075	145.4
UGI Corp.	4,121	164,139	14.6
Umpqua Holdings Corp.	9,038	164,492	14.6
Under Armour, Inc., Class A	15,993	198,153	17.6
Union Pacific Corp.	3,201	653,612	58.2
United Parcel Service, Inc., Class B	10,891	2,017,340	179.6
United Therapeutics Corp.	850	223,695	19.9
Vail Resorts, Inc.	6,613	1,734,854	154.5
Veeva Systems, Inc., Class A	7,315	1,247,573	111.1
VeriSign, Inc.	4,136	901,855	80.3
Verisk Analytics, Inc., Class A	5,622	1,022,023	91.0
Verizon Communications, Inc.	1,987	82,600	7.4

Security	Shares	Value	% of Basket Value

United States (continued)
Vertex Pharmaceuticals, Inc.	1,435	$463,649	41.3%
VF Corp.	32,443	1,003,786	89.4
Virtu Financial, Inc., Class A	8,796	169,851	15.1
Visa, Inc., Class A	10,076	2,319,596	206.6
Visteon Corp.	4,064	635,366	56.6
Vistra Corp.	157,522	3,632,457	323.5
Vitesse Energy, Inc.	3,006	47,976	4.3
Vulcan Materials Co.	3,325	609,572	54.3
Walmart, Inc.	957	137,684	12.3
Waste Management, Inc.	9,192	1,422,278	126.6
Waters Corp.	2,328	764,934	68.1
Watsco, Inc.	5,404	1,552,947	138.3
Wells Fargo & Co.	53,945	2,528,402	225.1
West Pharmaceutical Services, Inc.	9,162	2,433,427	216.7
Western Digital Corp.	1,256	55,201	4.9
Westrock Co.	13,685	536,999	47.8
Weyerhaeuser Co.	25,181	866,982	77.2
Whirlpool Corp.	9,356	1,455,700	129.6
Williams-Sonoma, Inc.	398	53,706	4.8
Wintrust Financial Corp.	841	76,926	6.9
Wynn Resorts Ltd.	3,117	323,046	28.8
Xylem, Inc.	5,987	622,708	55.4
YETI Holdings, Inc.	2,595	116,152	10.3
Yum! Brands, Inc.	9,860	1,286,829	114.6
Zillow Group, Inc., Class C	3,733	165,036	14.7
Zions Bancorp NA	410	21,796	1.9
Zoetis, Inc.	2,113	349,680	31.1
Zurn Elkay Water Solutions Corp.	18,934	413,897	36.9

		308,016,129

Preferred Stocks

Germany
Bayerische Motoren Werke AG	1,778	168,445	15.0
Fuchs Petrolub SE	14,515	579,067	51.6
Porsche Automobil Holding SE	2,612	156,189	13.9

		903,701

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	464	87	0.0

Total Reference Entity — Long		551,940,238

Reference Entity — Short

Common Stocks

Australia
ALS Ltd.	(80,143)	(743,564)	(66.2)
Ampol Ltd.	(15,524)	(336,652)	(30.0)
APA Group	(15,823)	(118,418)	(10.5)
Beach Energy Ltd.	(779,262)	(837,384)	(74.6)
BlueScope Steel Ltd.	(3,841)	(52,378)	(4.7)
carsales.com Ltd.	(63,778)	(1,032,581)	(91.9)
Cleanaway Waste Management Ltd.	(461,551)	(894,326)	(79.6)
Cochlear Ltd.	(519)	(78,409)	(7.0)
EBOS Group Ltd.	(22,374)	(623,716)	(55.5)
Evolution Mining Ltd.	(115,937)	(263,456)	(23.5)
IGO Ltd.	(21,313)	(221,554)	(19.7)
Incitec Pivot Ltd.	(56,741)	(138,744)	(12.3)
JB Hi-Fi Ltd.	(193,420)	(6,650,261)	(592.2)

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Lendlease Corp. Ltd.	(47,854)	$(292,211)	(26.0)%
Lottery Corp. Ltd.	(25,318)	(84,439)	(7.5)
Lynas Rare Earths Ltd.	(21,826)	(146,106)	(13.0)
Newcrest Mining Ltd.	(13,589)	(215,700)	(19.2)
NEXTDC Ltd.	(10,992)	(77,681)	(6.9)
Northern Star Resources Ltd.	(120,359)	(1,072,461)	(95.5)
Nufarm Ltd.	(4,571)	(19,234)	(1.7)
Orica Ltd.	(1,692)	(17,755)	(1.6)
Ramsay Health Care Ltd.	(24,640)	(1,164,331)	(103.7)
Reece Ltd.	(138,408)	(1,590,847)	(141.7)
Scentre Group	(7,182)	(15,462)	(1.4)
Seven Group Holdings Ltd.	(105,995)	(1,705,961)	(151.9)
Tabcorp Holdings Ltd.	(3,365,836)	(2,503,489)	(222.9)
TPG Telecom Ltd.	(51,509)	(176,150)	(15.7)
Vicinity Ltd.	(255,732)	(374,146)	(33.3)
Wesfarmers Ltd.	(164,828)	(5,811,291)	(517.5)
Woodside Energy Group Ltd.	(168,345)	(4,359,104)	(388.2)

		(31,617,811)

Austria
OMV AG	(19,438)	(973,654)	(86.7)
Voestalpine AG	(10,326)	(343,098)	(30.6)

		(1,316,752)

Belgium
Elia Group SA	(9,906)	(1,390,984)	(123.9)
Galapagos NV	(3,057)	(135,298)	(12.0)
Proximus SADP	(49,735)	(509,640)	(45.4)
UCB SA	(5,075)	(416,681)	(37.1)

		(2,452,603)

Bermuda
Arch Capital Group Ltd.	(8,279)	(532,754)	(47.4)
RenaissanceRe Holdings Ltd.	(783)	(153,225)	(13.7)
Triton International Ltd.	(21,703)	(1,533,100)	(136.5)

		(2,219,079)

Brazil
MercadoLibre, Inc.	(1,884)	(2,226,304)	(198.2)
Yara International ASA	(6,087)	(270,453)	(24.1)

		(2,496,757)

Canada
Air Canada	(108,506)	(1,841,393)	(164.0)
Alimentation Couche-Tard, Inc.	(18,562)	(847,640)	(75.5)
Atco Ltd., Class I	(39,059)	(1,242,913)	(110.7)
ATS Corp.	(63)	(2,551)	(0.2)
Boyd Group Services, Inc.	(6,756)	(1,033,190)	(92.0)
Brookfield Corp., Class A	(5,666)	(210,790)	(18.8)
Canadian Apartment Properties REIT	(44,536)	(1,646,816)	(146.6)
Canadian National Railway Co.	(2,269)	(270,087)	(24.0)
Canadian Solar, Inc.	(1,041)	(43,795)	(3.9)
Canadian Tire Corp. Ltd., Class A	(18,012)	(2,141,594)	(190.7)
Canadian Utilities Ltd., Class A	(19,238)	(534,682)	(47.6)
CCL Industries, Inc., Class B	(16,001)	(748,369)	(66.6)
Dream Industrial Real Estate Investment Trust	(99,904)	(1,051,186)	(93.6)
Fairfax Financial Holdings Ltd.	(533)	(352,864)	(31.4)
Finning International, Inc.	(45,429)	(1,281,729)	(114.1)
George Weston Ltd.	(6,589)	(847,649)	(75.5)
iA Financial Corp., Inc.	(17,387)	(1,073,236)	(95.6)
IGM Financial, Inc.	(819)	(25,563)	(2.3)
Intact Financial Corp.	(4,305)	(624,549)	(55.6)
Loblaw Cos. Ltd.	(20,864)	(1,869,144)	(166.4)

Security	Shares	Value	% of Basket Value

Canada (continued)
Metro, Inc.	(15,349)	$(833,118)	(74.2)%
Nuvei Corp.	(28,997)	(1,023,629)	(91.1)
Onex Corp.	(21,558)	(1,114,234)	(99.2)
Parkland Corp.	(77,672)	(1,824,829)	(162.5)
Peyto Exploration & Development Corp.	(1,857)	(16,929)	(1.5)
Quebecor, Inc., Class B	(24,366)	(577,950)	(51.5)
Saputo, Inc.	(34,803)	(959,433)	(85.4)
SNC-Lavalin Group, Inc.	(8,088)	(173,547)	(15.5)
Tamarack Valley Energy Ltd.	(753,813)	(2,730,735)	(243.2)
Thomson Reuters Corp.	(4,782)	(568,859)	(50.7)
Toromont Industries Ltd.	(18,333)	(1,464,518)	(130.4)
WSP Global, Inc.	(5,064)	(645,793)	(57.5)

		(29,623,314)

China
Futu Holdings Ltd., ADR	(7,019)	(356,284)	(31.7)

Denmark
Ambu A/S, Class B	(6,856)	(94,704)	(8.4)
AP Moller - Maersk A/S, Class B	(165)	(358,923)	(32.0)
Danske Bank A/S	(94,005)	(1,958,459)	(174.4)
DSV A/S	(1,742)	(288,179)	(25.7)
FLSmidth & Co. A/S	(703)	(30,020)	(2.7)
ISS A/S	(6,845)	(149,657)	(13.3)
Novo Nordisk A/S, Class B	(322)	(44,375)	(3.9)
Orsted A/S	(12,388)	(1,103,176)	(98.2)
Tryg A/S	(15,245)	(349,844)	(31.1)
Vestas Wind Systems A/S	(10,772)	(315,206)	(28.1)

		(4,692,543)

Finland
Elisa OYJ	(10,773)	(613,771)	(54.6)
Fortum OYJ	(25,923)	(389,681)	(34.7)
Kesko OYJ, B Shares	(30,324)	(706,352)	(62.9)
Kojamo OYJ	(7,813)	(119,966)	(10.7)
Nordea Bank Abp	(107,871)	(1,261,053)	(112.3)
UPM-Kymmene OYJ	(68,960)	(2,499,539)	(222.6)

		(5,590,362)

France
Constellium SE, Class A	(3,846)	(55,883)	(5.0)
Unibail-Rodamco-Westfield	(6,922)	(447,959)	(39.9)

		(503,842)

Germany
Aurubis AG	(1,027)	(108,612)	(9.7)
Bayer AG, Registered Shares	(9,428)	(586,845)	(52.3)
Bechtle AG	(17,751)	(748,040)	(66.6)
Continental AG	(1,215)	(85,311)	(7.6)
CTS Eventim AG & Co. KGaA	(2,363)	(165,875)	(14.8)
Deutsche Boerse AG	(9,390)	(1,680,268)	(149.6)
Deutsche Post AG, Registered Shares	(3,565)	(153,497)	(13.7)
Deutsche Wohnen SE	(9,897)	(233,761)	(20.8)
Evotec SE	(9,608)	(188,923)	(16.8)
Fresenius SE & Co. KGaA	(42,865)	(1,242,264)	(110.6)
GEA Group AG	(13,669)	(616,744)	(54.9)
Gerresheimer AG	(2,427)	(179,487)	(16.0)
Hella GmbH & Co. KGaA	(3,254)	(273,905)	(24.4)
HelloFresh SE	(2,817)	(68,485)	(6.1)
HOCHTIEF AG	(218)	(13,821)	(1.2)
HUGO BOSS AG	(3,804)	(258,330)	(23.0)
Infineon Technologies AG	(1,779)	(64,063)	(5.7)
KION Group AG	(3,590)	(144,556)	(12.9)

43

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
MTU Aero Engines AG	(629)	$(157,195)	(14.0)%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen, Registered Shares	(511)	(184,577)	(16.4)
Rational AG	(320)	(210,491)	(18.7)
Siemens Healthineers AG	(8,745)	(468,983)	(41.8)
Vonovia SE	(26,926)	(760,603)	(67.7)
Zalando SE	(610)	(28,244)	(2.5)

		(8,622,880)

Hong Kong
Vitasoy International Holdings Ltd.	(68,000)	(144,462)	(12.9)

Ireland
AerCap Holdings NV	(18,630)	(1,177,602)	(104.8)
Allegion PLC	(2,112)	(248,266)	(22.1)
DCC PLC	(28,390)	(1,617,035)	(144.0)
ICON PLC, ADR	(355)	(81,902)	(7.3)
Jazz Pharmaceuticals PLC	(2,960)	(463,714)	(41.3)
Smurfit Kappa Group PLC	(15,620)	(655,798)	(58.4)

		(4,244,317)

Israel
Ashtrom Group Ltd.	(40,084)	(758,982)	(67.6)
Fattal Holdings 1998 Ltd.	(566)	(54,750)	(4.9)
Fox Wizel Ltd.	(644)	(58,246)	(5.2)
Global-e Online Ltd.	(8,936)	(267,812)	(23.8)
Maytronics Ltd.	(40,210)	(490,147)	(43.6)
Mobileye Global, Inc., Class A	(40,631)	(1,568,357)	(139.7)
Monday.com Ltd.	(2,212)	(287,980)	(25.6)
Shikun & Binui Ltd.	(5,539)	(16,236)	(1.4)
SolarEdge Technologies, Inc.	(1,537)	(490,503)	(43.7)
Teva Pharmaceutical Industries Ltd., ADR	(1,784)	(18,803)	(1.7)

		(4,011,816)

Italy
Assicurazioni Generali SpA	(69,294)	(1,352,709)	(120.5)
DiaSorin SpA	(2,219)	(288,869)	(25.7)
Eni SpA	(66,136)	(1,017,716)	(90.6)
Ferrari NV	(783)	(194,849)	(17.3)
Interpump Group SpA	(9,970)	(519,934)	(46.3)
Leonardo SpA	(16,539)	(170,321)	(15.2)
Nexi SpA	(3,675)	(32,367)	(2.9)
Poste Italiane SpA	(6,810)	(72,758)	(6.5)

		(3,649,523)

Japan
Activia Properties, Inc.	(95)	(284,492)	(25.3)
Advance Residence Investment Corp.	(58)	(141,680)	(12.6)
Ajinomoto Co., Inc.	(3,300)	(108,796)	(9.7)
Alps Alpine Co. Ltd.	(11,000)	(112,706)	(10.0)
Amada Co. Ltd.	(4,300)	(38,387)	(3.4)
Asics Corp.	(2,300)	(54,741)	(4.9)
Bandai Namco Holdings, Inc.	(10,800)	(722,236)	(64.3)
Bank of Kyoto Ltd.	(500)	(23,264)	(2.1)
BayCurrent Consulting, Inc.	(11,300)	(480,358)	(42.8)
Benefit One, Inc.	(15,800)	(260,780)	(23.2)
BIPROGY, Inc.	(7,000)	(182,887)	(16.3)
Calbee, Inc.	(9,900)	(223,583)	(19.9)
Capcom Co. Ltd.	(3,300)	(106,933)	(9.5)
Casio Computer Co. Ltd.	(9,400)	(97,170)	(8.7)
Central Japan Railway Co.	(100)	(12,197)	(1.1)
Chiba Bank Ltd.	(41,700)	(315,519)	(28.1)
Credit Saison Co. Ltd.	(25,400)	(332,777)	(29.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Daido Steel Co. Ltd.	(6,600)	$(249,547)	(22.2)%
Daifuku Co. Ltd.	(300)	(16,519)	(1.5)
Daito Trust Construction Co. Ltd.	(3,600)	(355,747)	(31.7)
Daiwa House REIT Investment Corp.	(89)	(193,640)	(17.2)
Daiwa Office Investment Corp.	(19)	(89,471)	(8.0)
Daiwa Securities Living Investments Corp.	(102)	(85,344)	(7.6)
Descente Ltd.	(8,300)	(229,922)	(20.5)
Disco Corp.	(1,200)	(360,519)	(32.1)
East Japan Railway Co.	(1,900)	(105,941)	(9.4)
Electric Power Development Co. Ltd.	(26,900)	(434,126)	(38.7)
ENEOS Holdings, Inc.	(141,000)	(504,808)	(44.9)
Fancl Corp.	(3,000)	(60,922)	(5.4)
FP Corp.	(11,100)	(301,639)	(26.9)
Fuji Electric Co. Ltd.	(8,000)	(323,824)	(28.8)
Fuji Kyuko Co. Ltd.	(24,900)	(874,752)	(77.9)
Fujitsu General Ltd.	(9,600)	(271,353)	(24.2)
Fukuoka Financial Group, Inc.	(18,000)	(415,289)	(37.0)
Furukawa Electric Co. Ltd.	(15,500)	(300,830)	(26.8)
Fuyo General Lease Co. Ltd.	(2,900)	(199,310)	(17.7)
GLP J-Reit	(78)	(88,262)	(7.9)
Goldwin, Inc.	(5,200)	(396,148)	(35.3)
GS Yuasa Corp.	(5,400)	(94,495)	(8.4)
GungHo Online Entertainment, Inc.	(1,000)	(16,665)	(1.5)
Hakuhodo DY Holdings, Inc.	(31,600)	(341,512)	(30.4)
Haseko Corp.	(2,200)	(25,386)	(2.3)
Heiwa Corp.	(18,900)	(342,922)	(30.5)
Hikari Tsushin, Inc.	(1,500)	(214,107)	(19.1)
Hisamitsu Pharmaceutical Co., Inc.	(1,900)	(59,166)	(5.3)
Hitachi Construction Machinery Co. Ltd.	(4,100)	(96,692)	(8.6)
Hoshizaki Corp.	(10,000)	(359,463)	(32.0)
Hoya Corp.	(1,700)	(186,952)	(16.6)
Ibiden Co. Ltd.	(19,200)	(749,355)	(66.7)
Idemitsu Kosan Co. Ltd.	(47,000)	(1,175,036)	(104.6)
Iida Group Holdings Co. Ltd.	(30,800)	(513,450)	(45.7)
Industrial & Infrastructure Fund Investment Corp.	(72)	(79,793)	(7.1)
Inpex Corp.	(32,800)	(360,427)	(32.1)
Isuzu Motors Ltd.	(122,700)	(1,551,583)	(138.2)
Itoham Yonekyu Holdings, Inc.	(3,200)	(17,569)	(1.6)
Iwatani Corp.	(32,100)	(1,383,548)	(123.2)
Iyogin Holdings, Inc.	(20,000)	(112,876)	(10.0)
Izumi Co. Ltd.	(12,100)	(273,965)	(24.4)
Japan Airport Terminal Co. Ltd.	(3,000)	(156,373)	(13.9)
Japan Aviation Electronics Industry Ltd.	(43,200)	(742,165)	(66.1)
Japan Hotel REIT Investment Corp.	(822)	(520,890)	(46.4)
Japan Logistics Fund, Inc.	(36)	(82,089)	(7.3)
Japan Metropolitan Fund Invest	(59)	(45,612)	(4.1)
Japan Post Insurance Co. Ltd.	(83,900)	(1,496,773)	(133.3)
Japan Real Estate Investment Corp.	(134)	(574,524)	(51.2)
JCR Pharmaceuticals Co. Ltd.	(5,500)	(67,861)	(6.0)
Justsystems Corp.	(24,000)	(597,714)	(53.2)
Kagome Co. Ltd.	(6,200)	(151,431)	(13.5)
Kajima Corp.	(12,400)	(152,288)	(13.6)
Kansai Electric Power Co., Inc.	(7,400)	(71,166)	(6.3)
Kansai Paint Co. Ltd.	(2,600)	(36,616)	(3.3)
Katitas Co. Ltd.	(800)	(19,616)	(1.7)
Kawasaki Heavy Industries Ltd.	(2,300)	(52,630)	(4.7)
Keikyu Corp.	(1,600)	(16,580)	(1.5)
Keyence Corp.	(1,600)	(736,590)	(65.6)
Kikkoman Corp.	(54,900)	(2,903,776)	(258.6)
Kintetsu Group Holdings Co. Ltd.	(8,100)	(263,776)	(23.5)
Kobayashi Pharmaceutical Co. Ltd.	(3,700)	(265,631)	(23.7)

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kobe Steel Ltd.	(120,600)	$(649,736)	(57.9)%
Komatsu Ltd.	(3,000)	(73,723)	(6.6)
Kotobuki Spirits Co. Ltd.	(7,900)	(518,902)	(46.2)
Kurita Water Industries Ltd.	(5,400)	(244,179)	(21.7)
Kyudenko Corp.	(13,300)	(344,731)	(30.7)
Kyushu Electric Power Co., Inc.	(17,800)	(102,468)	(9.1)
Kyushu Financial Group, Inc.	(8,900)	(32,712)	(2.9)
Kyushu Railway Co.	(4,400)	(98,633)	(8.8)
LaSalle Logiport REIT	(35)	(42,406)	(3.8)
Lasertec Corp.	(2,300)	(435,443)	(38.8)
Makita Corp.	(58,400)	(1,555,591)	(138.5)
Marubeni Corp.	(80,900)	(992,528)	(88.4)
Marui Group Co. Ltd.	(6,700)	(114,172)	(10.2)
MatsukiyoCocokara & Co.	(700)	(34,794)	(3.1)
Mazda Motor Corp.	(4,900)	(39,004)	(3.5)
Mebuki Financial Group, Inc.	(80,600)	(209,948)	(18.7)
Menicon Co. Ltd.	(1,600)	(35,355)	(3.1)
Mitsubishi Corp.	(3,200)	(107,155)	(9.5)
Mitsui & Co. Ltd.	(18,600)	(548,751)	(48.9)
Mitsui Fudosan Logistics Park, Inc.	(161)	(561,900)	(50.0)
Mitsui OSK Lines Ltd.	(4,700)	(116,648)	(10.4)
Miura Co. Ltd.	(6,900)	(172,661)	(15.4)
MonotaRO Co. Ltd.	(27,100)	(410,520)	(36.6)
Mori Hills REIT Investment Corp.	(79)	(89,771)	(8.0)
Morinaga & Co. Ltd.	(7,000)	(207,556)	(18.5)
Murata Manufacturing Co. Ltd.	(1,600)	(91,425)	(8.1)
Nagase & Co. Ltd.	(13,000)	(209,786)	(18.7)
Nextage Co. Ltd.	(8,200)	(184,444)	(16.4)
NHK Spring Co. Ltd.	(42,400)	(299,707)	(26.7)
Nifco, Inc.	(9,100)	(236,206)	(21.0)
Nihon Kohden Corp.	(3,300)	(86,694)	(7.7)
Nikon Corp.	(3,900)	(38,506)	(3.4)
Nintendo Co. Ltd.	(7,100)	(307,840)	(27.4)
Nippon Accommodations Fund, Inc.	(5)	(22,442)	(2.0)
Nippon Building Fund, Inc.	(126)	(550,666)	(49.0)
Nippon Kayaku Co. Ltd.	(97,000)	(900,757)	(80.2)
Nippon Paint Holdings Co. Ltd.	(23,100)	(210,891)	(18.8)
Nippon Sanso Holdings Corp.	(21,700)	(353,946)	(31.5)
Nippon Shokubai Co. Ltd.	(600)	(25,401)	(2.3)
Nippon Yusen KK	(34,400)	(818,336)	(72.9)
Nishi-Nippon Railroad Co. Ltd.	(2,300)	(42,475)	(3.8)
Nisshin Seifun Group, Inc.	(10,900)	(136,528)	(12.2)
Nitori Holdings Co. Ltd.	(1,800)	(238,240)	(21.2)
NOF Corp.	(4,600)	(195,947)	(17.4)
NOK Corp.	(23,200)	(220,338)	(19.6)
Nomura Holdings, Inc.	(238,800)	(953,010)	(84.9)
OKUMA Corp.	(5,200)	(210,772)	(18.8)
Open House Co. Ltd.	(13,500)	(510,709)	(45.5)
ORIX Corp.	(4,600)	(80,882)	(7.2)
OSG Corp.	(13,100)	(205,603)	(18.3)
Pan Pacific International Holdings Corp.	(35,600)	(658,355)	(58.6)
Park24 Co. Ltd.	(26,300)	(446,067)	(39.7)
PeptiDream, Inc.	(10,600)	(165,502)	(14.7)
Persol Holdings Co. Ltd.	(8,000)	(175,404)	(15.6)
Rakus Co. Ltd.	(26,400)	(361,801)	(32.2)
Relo Group, Inc.	(43,000)	(728,695)	(64.9)
Renesas Electronics Corp.	(43,700)	(449,503)	(40.0)
Rengo Co. Ltd.	(48,400)	(341,607)	(30.4)
Resonac Holdings Corp.	(48,400)	(827,184)	(73.7)
Rinnai Corp.	(900)	(71,037)	(6.3)
Rohto Pharmaceutical Co. Ltd.	(14,600)	(269,391)	(24.0)

Security	Shares	Value	% of Basket Value

Japan (continued)
Sankyu, Inc.	(2,000)	$(78,584)	(7.0)%
Sanwa Holdings Corp.	(14,100)	(149,268)	(13.3)
Seiko Epson Corp.	(25,700)	(398,556)	(35.5)
Sekisui Chemical Co. Ltd.	(5,700)	(79,847)	(7.1)
Sekisui House REIT, Inc.	(45)	(24,600)	(2.2)
Seven & i Holdings Co. Ltd.	(22,300)	(1,052,848)	(93.8)
SG Holdings Co. Ltd.	(7,900)	(121,907)	(10.9)
SHIFT, Inc.	(900)	(167,972)	(15.0)
Shikoku Electric Power Co., Inc.	(14,600)	(84,413)	(7.5)
Shin-Etsu Chemical Co. Ltd.	(3,900)	(574,950)	(51.2)
Shinko Electric Industries Co. Ltd.	(26,200)	(737,163)	(65.6)
Ship Healthcare Holdings, Inc.	(1,300)	(25,242)	(2.2)
Shizuoka Financial Group, Inc.	(2,600)	(22,026)	(2.0)
Shochiku Co. Ltd.	(400)	(34,105)	(3.0)
SMS Co. Ltd.	(800)	(21,044)	(1.9)
Sojitz Corp.	(4,900)	(97,149)	(8.6)
Sony Group Corp.	(8,700)	(777,358)	(69.2)
Sotetsu Holdings, Inc.	(8,100)	(138,476)	(12.3)
Square Enix Holdings Co. Ltd.	(5,400)	(255,373)	(22.7)
Stanley Electric Co. Ltd.	(6,700)	(144,192)	(12.8)
SUMCO Corp.	(31,400)	(465,246)	(41.4)
Suzuken Co. Ltd./Aichi Japan	(2,600)	(68,479)	(6.1)
Suzuki Motor Corp.	(1,200)	(44,991)	(4.0)
Taiheiyo Cement Corp.	(53,600)	(923,711)	(82.3)
Taiyo Yuden Co. Ltd.	(28,800)	(978,207)	(87.1)
Takara Holdings, Inc.	(44,400)	(360,800)	(32.1)
Takashimaya Co. Ltd.	(16,500)	(230,526)	(20.5)
Takeda Pharmaceutical Co. Ltd.	(25,300)	(795,365)	(70.8)
Toho Gas Co. Ltd.	(3,400)	(66,680)	(5.9)
Tokai Carbon Co. Ltd.	(68,600)	(591,856)	(52.7)
Tokyo Electric Power Co. Holdings, Inc.	(203,500)	(762,065)	(67.9)
Tokyo Gas Co. Ltd.	(26,000)	(544,432)	(48.5)
Toshiba TEC Corp.	(1,200)	(34,147)	(3.0)
Toyo Suisan Kaisha Ltd.	(3,500)	(144,623)	(12.9)
Toyota Industries Corp.	(3,000)	(182,618)	(16.3)
Toyota Tsusho Corp.	(15,500)	(656,303)	(58.4)
United Urban Investment Corp.	(284)	(323,164)	(28.8)
Visional, Inc.	(3,700)	(268,096)	(23.9)
West Japan Railway Co.	(8,500)	(355,967)	(31.7)
Yamaha Corp.	(8,100)	(314,961)	(28.0)
Yamato Holdings Co. Ltd.	(51,600)	(902,842)	(80.4)
Yokogawa Electric Corp.	(17,300)	(303,781)	(27.0)

		(59,934,799)

Jersey
Novocure Ltd.	(3,208)	(292,505)	(26.0)

Luxembourg
APERAM SA	(1,831)	(72,258)	(6.4)
Aroundtown SA	(139,764)	(389,131)	(34.7)
Tenaris SA	(59,887)	(1,061,242)	(94.5)

		(1,522,631)

Netherlands
Aegon NV	(11,146)	(61,479)	(5.5)
Alfen NV	(4,355)	(404,049)	(36.0)
ASM International NV	(1,353)	(457,593)	(40.7)
BE Semiconductor Industries NV	(3,734)	(267,079)	(23.8)
IMCD NV	(2,987)	(473,534)	(42.2)
ING Groep NV	(13,294)	(191,526)	(17.0)
Koninklijke Ahold Delhaize NV	(5,351)	(159,711)	(14.2)
NXP Semiconductors NV	(773)	(142,472)	(12.7)

45

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
SBM Offshore NV	(23,381)	$(367,574)	(32.7)%
Stellantis NV	(101,266)	(1,592,002)	(141.8)
Universal Music Group NV	(15,013)	(383,768)	(34.2)

		(4,500,787)

New Zealand
Auckland International Airport Ltd.	(439,414)	(2,418,331)	(215.3)
Fisher & Paykel Healthcare Corp. Ltd.	(155,059)	(2,544,702)	(226.6)
Mainfreight Ltd.	(28,722)	(1,329,395)	(118.4)
Mercury NZ Ltd.	(128,114)	(497,716)	(44.3)
Meridian Energy Ltd.	(91,156)	(315,054)	(28.1)
Spark New Zealand Ltd.	(575,842)	(1,941,586)	(172.9)

		(9,046,784)

Norway
Adevinta ASA	(13,799)	(118,297)	(10.5)
Aker ASA, A Shares	(796)	(57,557)	(5.1)
DNB Bank ASA	(2,500)	(46,573)	(4.2)
Leroy Seafood Group ASA	(3,726)	(21,942)	(2.0)
Mowi ASA	(8,099)	(149,764)	(13.3)
Norsk Hydro ASA	(50,870)	(412,446)	(36.7)
Orkla ASA	(42,778)	(319,368)	(28.4)
Salmar ASA	(16,972)	(789,192)	(70.3)
Schibsted ASA, Class A	(14,433)	(315,200)	(28.1)
Storebrand ASA	(52,425)	(456,389)	(40.7)
Telenor ASA	(1,415)	(14,813)	(1.3)

		(2,701,541)

Portugal
Banco Comercial Portugues SA	(2,045,480)	(435,787)	(38.8)
Galp Energia SGPS SA	(99,886)	(1,367,244)	(121.8)

		(1,803,031)

Singapore
Ascendas Real Estate Investment Trust	(576,500)	(1,268,663)	(113.0)
Genting Singapore Ltd.	(841,000)	(636,939)	(56.7)
Grab Holdings Ltd., Class A	(261,873)	(992,499)	(88.4)
Jardine Cycle & Carriage Ltd.	(2,900)	(64,292)	(5.7)
Kenon Holdings Ltd.	(1,997)	(62,234)	(5.5)
Keppel DC REIT	(379,300)	(591,201)	(52.6)
Sea Ltd., ADR	(11,799)	(760,445)	(67.7)
Singapore Exchange Ltd.	(18,100)	(127,488)	(11.4)
Singapore Technologies Engineering Ltd.	(62,700)	(176,283)	(15.7)
Singapore Telecommunications Ltd.	(24,200)	(46,347)	(4.1)
UOL Group Ltd.	(86,200)	(459,926)	(41.0)
Venture Corp. Ltd.	(87,100)	(1,229,970)	(109.5)

		(6,416,287)

South Africa
Investec PLC	(36,598)	(233,540)	(20.8)

Spain
Acerinox SA	(5,657)	(61,265)	(5.5)
Amadeus IT Group SA	(4,073)	(255,493)	(22.7)
Banco Santander SA	(128,643)	(449,600)	(40.0)
Cellnex Telecom SA	(913)	(35,779)	(3.2)
Corp. ACCIONA Energias Renovables SA	(7,844)	(320,773)	(28.6)
Ferrovial SA	(6,721)	(197,574)	(17.6)
Naturgy Energy Group SA	(10,931)	(310,027)	(27.6)
Red Electrica Corp. SA	(16,171)	(286,209)	(25.5)

		(1,916,720)

Sweden
Alleima AB	(42,701)	(213,532)	(19.0)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Assa Abloy AB, Class B	(16,359)	$(385,357)	(34.3)%
Boliden AB	(25,662)	(1,151,633)	(102.6)
Evolution AB	(6,066)	(681,764)	(60.7)
Fastighets AB Balder, Class B	(164,396)	(847,008)	(75.4)
Hexagon AB, B Shares	(44,362)	(508,544)	(45.3)
Hexatronic Group AB	(6,227)	(76,645)	(6.8)
Holmen AB	(2,254)	(92,967)	(8.3)
Husqvarna AB, B Shares	(23,632)	(201,058)	(17.9)
Investment AB Latour, B Shares	(1,886)	(39,793)	(3.5)
Kinnevik AB	(22,762)	(351,835)	(31.3)
Lifco AB, B Shares	(3,669)	(66,994)	(6.0)
Securitas AB, B Shares	(83,018)	(759,910)	(67.7)
Skandinaviska Enskilda Banken AB, Class A	(46,597)	(564,094)	(50.2)
Skanska AB, B Shares	(58,007)	(1,023,829)	(91.2)
Svenska Cellulosa AB SCA, Class B	(23,132)	(321,219)	(28.6)
Swedbank AB	(35,500)	(682,893)	(60.8)
Swedish Orphan Biovitrum AB	(6,042)	(134,740)	(12.0)
Telia Co. AB	(132,899)	(343,230)	(30.6)

		(8,447,045)

Switzerland
Adecco Group AG, Registered Shares	(11,735)	(435,846)	(38.8)
Alcon, Inc.	(18,597)	(1,403,302)	(125.0)
Bachem Holding AG	(5,459)	(482,760)	(43.0)
Baloise Holding AG, Registered Shares	(3,664)	(602,629)	(53.7)
Barry Callebaut AG, Registered Shares	(740)	(1,546,106)	(137.7)
Chubb Ltd.	(11,604)	(2,639,794)	(235.1)
Credit Suisse Group AG, Registered Shares	(29,479)	(100,689)	(9.0)
CRISPR Therapeutics AG	(4,798)	(244,794)	(21.8)
Emmi AG, Registered Shares	(530)	(493,773)	(44.0)
EMS-Chemie Holding AG, Registered Shares	(391)	(291,483)	(25.9)
Flughafen Zurich AG, Registered Shares	(670)	(122,070)	(10.9)
Galenica AG	(9,134)	(714,348)	(63.6)
Kuehne & Nagel International AG, Registered Shares	(2,640)	(629,525)	(56.0)
Novartis AG, Registered Shares	(12,202)	(1,103,171)	(98.2)
On Holding AG, Class A	(43,828)	(1,016,810)	(90.5)
Roche Holding AG	(5,587)	(1,744,096)	(155.3)
Schindler Holding AG, Registered Shares	(988)	(199,861)	(17.8)
SIG Group AG	(15,078)	(373,723)	(33.3)
Sonova Holding AG, Registered Shares	(385)	(96,278)	(8.6)
Swiss Life Holding AG, Registered Shares	(1,710)	(1,012,059)	(90.1)
Swisscom AG, Registered Shares	(5,028)	(2,970,822)	(264.5)
Zurich Insurance Group AG	(3,420)	(1,691,287)	(150.6)

		(19,915,226)

Thailand
Fabrinet	(3,510)	(462,127)	(41.1)

United Kingdom
Admiral Group PLC	(36,188)	(983,782)	(87.6)
Allfunds Group PLC	(31,934)	(254,034)	(22.6)
Amcor PLC	(45,309)	(546,427)	(48.7)
Associated British Foods PLC	(8,269)	(189,817)	(16.9)
B&M European Value Retail SA	(21,353)	(118,089)	(10.5)
BAE Systems PLC	(46,951)	(497,025)	(44.3)
Barratt Developments PLC	(37,182)	(210,771)	(18.8)
Berkeley Group Holdings PLC	(17,900)	(916,617)	(81.6)
British American Tobacco PLC	(81,295)	(3,116,346)	(277.5)
British Land Co. PLC	(79,371)	(434,387)	(38.7)
Bunzl PLC	(19,047)	(699,238)	(62.3)
Clarivate PLC	(170,945)	(1,900,908)	(169.3)
Coca-Cola Europacific Partners PLC	(20,640)	(1,160,381)	(103.3)

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Compass Group PLC	(23,248)	$(555,348)	(49.4)%
Dechra Pharmaceuticals PLC	(3,275)	(116,152)	(10.3)
Farfetch Ltd., Class A	(67,359)	(459,388)	(40.9)
Ferguson PLC	(292)	(41,141)	(3.7)
Ferguson PLC	(2,292)	(326,243)	(29.0)
Future PLC	(20,588)	(383,364)	(34.1)
Games Workshop Group PLC	(1,759)	(204,032)	(18.2)
Greggs PLC, Registered Shares	(36,126)	(1,206,318)	(107.4)
Haleon PLC	(342,492)	(1,372,496)	(122.2)
Imperial Brands PLC	(5,798)	(145,450)	(12.9)
Inchcape PLC	(13,973)	(157,542)	(14.0)
Informa PLC	(3,342)	(27,641)	(2.5)
InterContinental Hotels Group PLC	(7,000)	(485,965)	(43.3)
International Distributions Services PLC	(60,297)	(170,670)	(15.2)
Janus Henderson Group PLC	(27,206)	(705,180)	(62.8)
Linde PLC	(3,560)	(1,178,146)	(104.9)
M&G PLC	(157,163)	(392,486)	(34.9)
Mondi PLC	(795)	(14,992)	(1.3)
National Grid PLC	(47,926)	(609,278)	(54.3)
Next PLC	(5,578)	(456,694)	(40.7)
Noble Corp. PLC	(7,702)	(313,394)	(27.9)
nVent Electric PLC	(58,549)	(2,327,323)	(207.2)
Pentair PLC	(4,824)	(267,153)	(23.8)
RELX PLC	(16,507)	(490,405)	(43.7)
Rightmove PLC	(37,036)	(269,099)	(24.0)
RS GROUP PLC	(21,173)	(246,154)	(21.9)
Tate & Lyle PLC	(34,928)	(325,252)	(29.0)
Taylor Wimpey PLC	(153,552)	(222,792)	(19.8)
Unilever PLC	(4,473)	(227,671)	(20.3)
Vistry Group PLC	(58,666)	(538,470)	(47.9)
Vodafone Group PLC	(473,738)	(546,605)	(48.7)
Watches of Switzerland Group PLC	(40,641)	(477,091)	(42.5)
Whitbread PLC	(20,117)	(757,651)	(67.5)
Wise PLC, Class A	(20,129)	(134,937)	(12.0)

		(27,180,345)

United States
10X Genomics, Inc., Class A	(2,064)	(96,657)	(8.6)
Abbott Laboratories	(3,918)	(433,135)	(38.6)
Academy Sports & Outdoors, Inc.	(5,453)	(318,564)	(28.4)
Adient PLC	(5,613)	(252,697)	(22.5)
ADT, Inc.	(127,839)	(1,123,705)	(100.1)
Advanced Micro Devices, Inc.	(1,498)	(112,575)	(10.0)
AES Corp.	(18,182)	(498,369)	(44.4)
Affiliated Managers Group, Inc.	(2,369)	(409,221)	(36.4)
Affirm Holdings, Inc.	(16,945)	(274,340)	(24.4)
Aflac, Inc.	(728)	(53,508)	(4.8)
AGCO Corp.	(16,000)	(2,210,080)	(196.8)
agilon health, Inc.	(59,968)	(1,304,904)	(116.2)
Agree Realty Corp.	(16,269)	(1,214,155)	(108.1)
Air Lease Corp., Class A	(954)	(42,901)	(3.8)
Airbnb, Inc., Class A	(50,626)	(5,625,055)	(500.9)
Alaska Air Group, Inc.	(809)	(41,534)	(3.7)
Albertsons Cos., Inc., Class A	(60,687)	(1,286,564)	(114.6)
Alexandria Real Estate Equities, Inc.	(1,393)	(223,911)	(19.9)
Alight, Inc., Class A	(151,837)	(1,425,749)	(127.0)
Allegheny Technologies, Inc.	(4,324)	(157,350)	(14.0)
Alliant Energy Corp.	(21,417)	(1,157,161)	(103.0)
Altria Group, Inc.	(3,341)	(150,479)	(13.4)
Amdocs Ltd.	(16,586)	(1,524,751)	(135.8)
Ameren Corp.	(10,669)	(926,816)	(82.5)

Security	Shares	Value	% of Basket Value

United States (continued)
American Airlines Group, Inc.	(8,959)	$(144,598)	(12.9)%
American Electric Power Co., Inc.	(28,707)	(2,697,310)	(240.2)
American Equity Investment Life Holding Co.	(784)	(37,358)	(3.3)
Americold Realty Trust	(70,833)	(2,224,865)	(198.1)
Ameriprise Financial, Inc.	(5,353)	(1,874,192)	(166.9)
AmerisourceBergen Corp.	(8,575)	(1,448,832)	(129.0)
Amkor Technology, Inc.	(27,007)	(790,225)	(70.4)
AMN Healthcare Services, Inc.	(6,317)	(605,421)	(53.9)
Annaly Capital Management, Inc.	(44,203)	(1,037,444)	(92.4)
Antero Midstream Corp.	(2,300)	(25,070)	(2.2)
Apartment Income REIT Corp.	(5,674)	(217,087)	(19.3)
Apellis Pharmaceuticals, Inc.	(3,607)	(190,197)	(16.9)
Apollo Global Management, Inc.	(17,250)	(1,220,955)	(108.7)
Apple Hospitality REIT, Inc.	(5,718)	(101,380)	(9.0)
AppLovin Corp., Class A	(91,973)	(1,168,057)	(104.0)
AptarGroup, Inc.	(8,955)	(1,035,556)	(92.2)
Aramark	(8,203)	(365,280)	(32.5)
Archer-Daniels-Midland Co.	(12,615)	(1,045,153)	(93.1)
Arista Networks, Inc.	(438)	(55,197)	(4.9)
Asbury Automotive Group, Inc.	(300)	(66,000)	(5.9)
Assurant, Inc.	(1,737)	(230,309)	(20.5)
Atkore, Inc.	(12,484)	(1,626,041)	(144.8)
Atlassian Corp Ltd., Class A	(1,256)	(202,995)	(18.1)
Atmos Energy Corp.	(8,009)	(941,378)	(83.8)
Automatic Data Processing, Inc.	(4,354)	(983,177)	(87.5)
Avangrid, Inc.	(10,118)	(426,676)	(38.0)
Avantor, Inc.	(6,984)	(166,918)	(14.9)
Axalta Coating Systems Ltd.	(2,028)	(61,043)	(5.4)
Axon Enterprise, Inc.	(2,360)	(461,238)	(41.1)
Bank OZK	(303)	(13,838)	(1.2)
Bentley Systems, Inc., Class B	(30,094)	(1,175,171)	(104.6)
Berkshire Hathaway, Inc., Class B	(1,796)	(559,490)	(49.8)
BJ’s Wholesale Club Holdings, Inc.	(515)	(37,322)	(3.3)
Blackstone Mortgage Trust, Inc., Class A	(41,829)	(997,203)	(88.8)
Bloom Energy Corp., Class A	(11,011)	(274,504)	(24.4)
Blue Owl Capital, Inc., Class A	(64,911)	(816,580)	(72.7)
Boston Properties, Inc.	(27,661)	(2,061,851)	(183.6)
Broadcom, Inc.	(3,849)	(2,251,703)	(200.5)
Brunswick Corp.	(17,186)	(1,449,295)	(129.1)
Bumble, Inc., Class A	(58,607)	(1,509,130)	(134.4)
Bunge Ltd.	(1,692)	(167,677)	(14.9)
Burlington Stores, Inc.	(4,116)	(945,980)	(84.2)
Cactus, Inc., Class A	(7,058)	(381,908)	(34.0)
Cadence Design Systems, Inc.	(950)	(173,689)	(15.5)
Caesars Entertainment, Inc.	(8,058)	(419,499)	(37.4)
Calix, Inc.	(13,174)	(693,479)	(61.8)
Callaway Golf Co.	(32,066)	(785,296)	(69.9)
Campbell Soup Co.	(11,217)	(582,499)	(51.9)
CarMax, Inc.	(10,632)	(749,024)	(66.7)
Casey’s General Stores, Inc.	(72)	(16,986)	(1.5)
Caterpillar, Inc.	(7,983)	(2,014,031)	(179.3)
CDW Corp.	(1,266)	(248,174)	(22.1)
Celanese Corp., Class A	(5,645)	(695,464)	(61.9)
Celsius Holdings, Inc.	(4,885)	(490,063)	(43.6)
CenterPoint Energy, Inc.	(138,466)	(4,170,596)	(371.4)
Ceridian HCM Holding, Inc.	(4,812)	(347,811)	(31.0)
ChampionX Corp.	(23,813)	(786,305)	(70.0)
ChargePoint Holdings, Inc.	(49,389)	(599,582)	(53.4)
Chemours Co.	(15,671)	(570,268)	(50.8)
Cisco Systems, Inc.	(49,676)	(2,417,731)	(215.3)
Citizens Financial Group, Inc.	(24,109)	(1,044,402)	(93.0)

47

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Civitas Resources, Inc.	(16,714)	$(1,112,317)	(99.0)%
Clean Harbors, Inc.	(189)	(24,627)	(2.2)
Clear Secure, Inc., Class A	(5,420)	(170,134)	(15.2)
Cleveland-Cliffs, Inc.	(36,732)	(784,228)	(69.8)
Cloudflare, Inc., Class A	(18,787)	(994,020)	(88.5)
Coherent Corp.	(34,078)	(1,478,985)	(131.7)
Commerce Bancshares, Inc.	(2,690)	(179,046)	(15.9)
Conagra Brands, Inc.	(14,533)	(540,482)	(48.1)
Concentrix Corp.	(3,222)	(456,912)	(40.7)
Confluent, Inc., Class A	(24,489)	(565,696)	(50.4)
Constellation Energy Corp.	(16,648)	(1,421,073)	(126.5)
Copart, Inc.	(9,580)	(638,124)	(56.8)
Corning, Inc.	(4,445)	(153,841)	(13.7)
Corteva, Inc.	(43,150)	(2,781,017)	(247.6)
Coty, Inc., Class A	(61,880)	(616,325)	(54.9)
Crane Holdings Co.	(8,705)	(1,008,997)	(89.8)
CubeSmart	(7,455)	(341,364)	(30.4)
Cullen/Frost Bankers, Inc.	(4,995)	(650,749)	(57.9)
Darden Restaurants, Inc.	(755)	(111,717)	(9.9)
Datadog, Inc., Class A	(24,687)	(1,846,834)	(164.5)
Deere & Co.	(2,221)	(939,128)	(83.6)
Delta Air Lines, Inc.	(48,869)	(1,910,778)	(170.1)
Denbury, Inc.	(1,194)	(103,615)	(9.2)
Diodes, Inc.	(7,571)	(675,257)	(60.1)
Discover Financial Services	(9,019)	(1,052,788)	(93.7)
DoorDash, Inc., Class A	(1,738)	(100,665)	(9.0)
Dow, Inc.	(72,997)	(4,332,372)	(385.8)
Doximity, Inc., Class A	(98,265)	(3,465,807)	(308.6)
Dr Horton Inc.	(465)	(45,891)	(4.1)
DraftKings, Inc., Class A	(58,356)	(874,756)	(77.9)
DTE Midstream LLC	(9,905)	(541,407)	(48.2)
Duke Energy Corp.	(3,748)	(383,983)	(34.2)
Dun & Bradstreet Holdings, Inc.	(52,598)	(770,561)	(68.6)
Duolingo, Inc.	(15,081)	(1,440,085)	(128.2)
East West Bancorp, Inc.	(4,886)	(383,649)	(34.2)
EastGroup Properties, Inc.	(341)	(57,373)	(5.1)
Elanco Animal Health, Inc.	(14,457)	(198,495)	(17.7)
Elastic NV	(6,522)	(383,754)	(34.2)
EMCOR Group, Inc.	(11,521)	(1,707,988)	(152.1)
Endeavor Group Holdings, Inc., Class A	(21,489)	(481,998)	(42.9)
Ensign Group, Inc.	(1,212)	(113,019)	(10.1)
Equitable Holdings, Inc.	(67,726)	(2,171,973)	(193.4)
Erie Indemnity Co., Class A	(61)	(14,905)	(1.3)
Essential Utilities Inc.	(17,982)	(840,299)	(74.8)
Estee Lauder Cos., Inc., Class A	(821)	(227,483)	(20.3)
Euronet Worldwide, Inc.	(1,087)	(122,483)	(10.9)
Evoqua Water Technologies Corp	(7,468)	(362,273)	(32.3)
Exact Sciences Corp.	(2,946)	(198,914)	(17.7)
Exelon Corp.	(9,534)	(402,239)	(35.8)
ExlService Holdings, Inc.	(993)	(169,406)	(15.1)
F&G Annuities & Life, Inc.	(1)	(21)	(0.0)
Fastenal Co.	(5,509)	(278,480)	(24.8)
Federal Realty Investment Trust	(5,141)	(573,376)	(51.1)
Fidelity National Financial, Inc.	(2,725)	(119,982)	(10.7)
First Citizens BancShares, Inc., Class A	(1,509)	(1,173,519)	(104.5)
First Republic Bank	(4,883)	(687,917)	(61.3)
FirstEnergy Corp.	(47,443)	(1,942,791)	(173.0)
Fiserv, Inc.	(1,943)	(207,279)	(18.5)
Five Below, Inc.	(4,582)	(903,250)	(80.4)
Five9, Inc.	(877)	(69,090)	(6.2)
FMC Corp.	(9,054)	(1,205,359)	(107.3)
FNB Corp.	(220,906)	(3,152,329)	(280.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Fox Factory Holding Corp.	(2,013)	$(237,715)	(21.2)%
Freshworks, Inc., Class A	(86,671)	(1,402,337)	(124.9)
Frontier Communications Parent, Inc.	(13,233)	(391,829)	(34.9)
Gaming and Leisure Properties, Inc.	(13,646)	(730,880)	(65.1)
GE Healthcare, Inc.	(11,073)	(769,795)	(68.5)
Gen Digital, Inc.	(30,455)	(700,770)	(62.4)
Generac Holdings, Inc.	(1,125)	(135,675)	(12.1)
Gitlab, Inc., Class A	(40,736)	(2,012,766)	(179.2)
GLOBALFOUNDRIES, Inc.	(23,088)	(1,368,657)	(121.9)
GoDaddy, Inc., Class A	(703)	(57,737)	(5.1)
Graphic Packaging Holding Co.	(28,452)	(685,409)	(61.0)
Guardant Health, Inc.	(2,956)	(92,907)	(8.3)
GXO Logistics, Inc.	(32,803)	(1,716,581)	(152.9)
Haemonetics Corp.	(3,795)	(321,057)	(28.6)
Hancock Whitney Corp.	(34,267)	(1,764,065)	(157.1)
Harley-Davidson, Inc.	(19,505)	(897,815)	(79.9)
Hasbro, Inc.	(14,406)	(852,403)	(75.9)
HashiCorp, Inc., Class A	(23,366)	(751,918)	(67.0)
Healthcare Realty Trust, Inc., Class A	(115,534)	(2,487,447)	(221.5)
Healthpeak Properties, Inc.	(13,835)	(380,186)	(33.9)
Hershey Co.	(1,820)	(408,772)	(36.4)
Hertz Global Holdings, Inc.	(75,882)	(1,367,394)	(121.8)
Hess Corp.	(9,253)	(1,389,430)	(123.7)
Hilton Grand Vacations, Inc.	(17,852)	(845,471)	(75.3)
Hologic, Inc.	(2,903)	(236,217)	(21.0)
Home BancShares, Inc.	(54,736)	(1,306,548)	(116.3)
Houlihan Lokey, Inc., Class A	(8,354)	(827,631)	(73.7)
Howmet Aerospace Inc.	(349)	(14,201)	(1.3)
Hubbell, Inc., Class B	(5,407)	(1,237,716)	(110.2)
Huntington Bancshares, Inc.	(69,779)	(1,058,547)	(94.3)
Hyatt Hotels Corp., Class A	(11,370)	(1,240,694)	(110.5)
IAA, Inc.	(22,641)	(944,809)	(84.1)
IDEX Corp.	(4,862)	(1,165,324)	(103.8)
Independence Realty Trust, Inc.	(62,714)	(1,180,905)	(105.2)
Ingersoll Rand, Inc.	(25,457)	(1,425,592)	(126.9)
Ingredion, Inc.	(7,553)	(776,448)	(69.1)
Inspire Medical Systems, Inc.	(430)	(108,816)	(9.7)
Interactive Brokers Group, Inc., Class A	(9,560)	(764,226)	(68.1)
Intercontinental Exchange, Inc.	(2,375)	(255,431)	(22.7)
International Flavors & Fragrances, Inc.	(15,022)	(1,689,374)	(150.4)
International Game Technology PLC	(19,939)	(527,387)	(47.0)
Interpublic Group of Cos., Inc.	(53,425)	(1,947,876)	(173.5)
Intra-Cellular Therapies, Inc.	(14,914)	(714,679)	(63.6)
iRhythm Technologies, Inc.	(11,860)	(1,165,838)	(103.8)
Jack Henry & Associates, Inc.	(1,403)	(252,666)	(22.5)
JPMorgan Chase & Co.	(5,219)	(730,451)	(65.0)
Karuna Therapeutics, Inc.	(2,624)	(523,199)	(46.6)
Keurig Dr Pepper, Inc.	(21,377)	(754,181)	(67.2)
Kinsale Capital Group, Inc.	(4,647)	(1,293,911)	(115.2)
Kite Realty Group Trust	(110,966)	(2,407,962)	(214.4)
Kraft Heinz Co.	(5,328)	(215,944)	(19.2)
Lancaster Colony Corp.	(2,966)	(569,205)	(50.7)
Lantheus Holdings, Inc.	(258)	(14,835)	(1.3)
Leggett & Platt, Inc.	(29,425)	(1,075,778)	(95.8)
Levi Strauss & Co., Class A	(38,092)	(700,893)	(62.4)
Liberty Media Corp.-Liberty Formula One, Class C	(962)	(68,110)	(6.1)
Lincoln Electric Holdings, Inc.	(1,463)	(244,131)	(21.7)
Lithia Motors, Inc., Class A	(234)	(61,589)	(5.5)
Littelfuse, Inc.	(681)	(174,806)	(15.6)
Live Nation Entertainment, Inc.	(2,534)	(203,962)	(18.2)
Loews Corp.	(10,046)	(617,628)	(55.0)

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
LyondellBasell Industries NV, Class A	(17,946)	$(1,735,199)	(154.5)%
Madison Square Garden Sports Corp.	(166)	(30,185)	(2.7)
Maravai LifeSciences Holdings, Inc., Class A	(43,733)	(641,126)	(57.1)
Markel Corp.	(299)	(421,285)	(37.5)
MarketAxess Holdings, Inc.	(305)	(110,974)	(9.9)
Marqeta, Inc., Class A	(62,948)	(417,345)	(37.2)
MasTec, Inc.	(10,862)	(1,066,974)	(95.0)
Maximus, Inc.	(32,118)	(2,404,032)	(214.1)
McDonald’s Corp.	(1,419)	(379,441)	(33.8)
McKesson Corp.	(4,311)	(1,632,489)	(145.4)
MDU Resources Group, Inc.	(21,160)	(654,056)	(58.2)
Medpace Holdings, Inc.	(7,511)	(1,660,457)	(147.9)
Merck & Co., Inc.	(8,584)	(922,007)	(82.1)
Microchip Technology, Inc.	(1,421)	(110,298)	(9.8)
Mid-America Apartment Communities, Inc.	(7,459)	(1,243,564)	(110.7)
MKS Instruments, Inc.	(11,061)	(1,131,762)	(100.8)
Moderna, Inc.	(1,436)	(252,822)	(22.5)
Molina Healthcare, Inc.	(230)	(71,721)	(6.4)
MongoDB, Inc., Class A	(4,585)	(982,153)	(87.5)
Morgan Stanley	(46,019)	(4,479,029)	(398.8)
Motorola Solutions, Inc.	(3,689)	(948,110)	(84.4)
MSCI, Inc., Class A	(206)	(109,501)	(9.8)
Murphy Oil Corp.	(554)	(24,160)	(2.2)
Murphy USA, Inc.	(3,271)	(889,810)	(79.2)
Nasdaq, Inc.	(2,504)	(150,716)	(13.4)
Natera, Inc.	(6,101)	(261,916)	(23.3)
National Retail Properties, Inc.	(25,844)	(1,223,713)	(109.0)
National Storage Affiliates Trust	(26,980)	(1,100,784)	(98.0)
nCino, Inc.	(35,488)	(1,014,957)	(90.4)
Neogen Corp.	(10,093)	(216,091)	(19.2)
New Jersey Resources Corp.	(17,324)	(864,814)	(77.0)
New Residential Investment Corp.	(216,043)	(2,032,965)	(181.0)
New York Times Co., Class A	(1,341)	(46,720)	(4.2)
Newell Brands, Inc.	(56,405)	(900,224)	(80.2)
News Corp., Class A	(92,224)	(1,868,458)	(166.4)
NextEra Energy, Inc.	(4,947)	(369,195)	(32.9)
Novanta, Inc.	(16,148)	(2,607,418)	(232.2)
Oak Street Health, Inc.	(36,145)	(1,050,374)	(93.5)
OGE Energy Corp.	(38,949)	(1,531,475)	(136.4)
Okta, Inc.	(15,941)	(1,173,417)	(104.5)
Old Dominion Freight Line, Inc.	(536)	(178,617)	(15.9)
Old National Bancorp	(146,319)	(2,560,582)	(228.0)
Old Republic International Corp.	(91,840)	(2,423,658)	(215.8)
Omnicom Group, Inc.	(995)	(85,560)	(7.6)
ONEOK, Inc.	(1,303)	(89,229)	(7.9)
Onto Innovation, Inc.	(6,443)	(506,742)	(45.1)
Option Care Health, Inc.	(798)	(23,038)	(2.1)
Organon & Co.	(27,704)	(834,722)	(74.3)
PACCAR, Inc.	(5,289)	(578,141)	(51.5)
Packaging Corp. of America	(781)	(111,449)	(9.9)
Palantir Technologies, Inc., Class A	(93,040)	(723,851)	(64.5)
Parker-Hannifin Corp.	(9,918)	(3,233,268)	(287.9)
Paychex, Inc.	(189)	(21,898)	(2.0)
PayPal Holdings, Inc.	(3,307)	(269,487)	(24.0)
Peloton Interactive, Inc., Class A	(39,740)	(513,838)	(45.8)
Penumbra, Inc.	(2,144)	(536,879)	(47.8)
Performance Food Group Co.	(22,738)	(1,394,294)	(124.2)
Permian Resources Corp., Class A	(37,200)	(404,364)	(36.0)
Pfizer, Inc.	(16,127)	(712,168)	(63.4)
PG&E Corp.	(17,493)	(278,139)	(24.8)
Philip Morris International, Inc.	(37,174)	(3,875,018)	(345.1)
Phillips 66	(10,184)	(1,021,150)	(90.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Phillips Edison & Co., Inc.	(5,552)	$(186,103)	(16.6)%
Pilgrim’s Pride Corp.	(27,583)	(669,715)	(59.6)
Plug Power, Inc.	(4,467)	(76,028)	(6.8)
Principal Financial Group, Inc.	(9,574)	(886,074)	(78.9)
Privia Health Group, Inc.	(18,281)	(494,318)	(44.0)
Procore Technologies, Inc.	(10,522)	(588,706)	(52.4)
Progressive Corp.	(6,523)	(889,411)	(79.2)
Progyny, Inc.	(22,132)	(761,119)	(67.8)
Prometheus Biosciences, Inc.	(2,585)	(293,811)	(26.2)
PTC, Inc.	(2,873)	(387,510)	(34.5)
Public Storage	(5,243)	(1,595,655)	(142.1)
QUALCOMM, Inc.	(13,599)	(1,811,523)	(161.3)
Qualtrics International, Inc., Class A	(131,928)	(2,080,505)	(185.3)
Quanta Services, Inc.	(3,324)	(505,880)	(45.0)
QuidelOrtho Corp.	(1,394)	(119,340)	(10.6)
Radian Group, Inc.	(649)	(14,343)	(1.3)
Rambus, Inc.	(13,244)	(535,985)	(47.7)
Raymond James Financial, Inc.	(13,362)	(1,506,833)	(134.2)
Raytheon Technologies Corp.	(1,805)	(180,229)	(16.1)
RBC Bearings, Inc.	(8,102)	(1,976,645)	(176.0)
Realty Income Corp.	(24,661)	(1,672,756)	(149.0)
Regency Centers Corp., Registered Shares	(4,851)	(323,222)	(28.8)
Regions Financial Corp., Registered Shares	(16,011)	(376,899)	(33.6)
Rexford Industrial Realty, Inc.	(4,867)	(308,908)	(27.5)
Rivian Automotive, Inc., Class A	(28,025)	(543,685)	(48.4)
Robinhood Markets, Inc., Class A	(67,288)	(700,468)	(62.4)
Ross Stores, Inc.	(13,579)	(1,604,902)	(142.9)
Ryan Specialty Holdings, Inc.	(2,928)	(124,791)	(11.1)
Ryman Hospitality Properties, Inc.	(183)	(16,999)	(1.5)
Science Applications International Corp.	(7,448)	(772,953)	(68.8)
Sealed Air Corp.	(2,163)	(118,446)	(10.5)
Selective Insurance Group, Inc.	(3,863)	(366,985)	(32.7)
Sensata Technologies Holding PLC	(7,759)	(394,545)	(35.1)
SentinelOne, Inc., Class A	(92,007)	(1,388,386)	(123.6)
Shift4 Payments, Inc., Class A	(12,691)	(812,732)	(72.4)
Shoals Technologies Group, Inc., Class A	(22,763)	(634,860)	(56.5)
Shockwave Medical, Inc.	(1,405)	(264,042)	(23.5)
Silgan Holdings, Inc.	(45,106)	(2,430,762)	(216.5)
Skyworks Solutions, Inc.	(4,401)	(482,658)	(43.0)
SLM Corp.	(34,485)	(605,901)	(54.0)
Smartsheet, Inc., Class A	(4,854)	(209,741)	(18.7)
Snowflake, Inc., Class A	(12,595)	(1,970,362)	(175.5)
SoFi Technologies, Inc.	(123,208)	(853,831)	(76.0)
Sonoco Products Co.	(1,331)	(81,337)	(7.2)
South State Corp.	(17,633)	(1,403,587)	(125.0)
Southern Co.	(1,317)	(89,135)	(7.9)
Southwest Gas Holdings, Inc.	(1,737)	(116,257)	(10.4)
Spirit AeroSystems Holdings, Inc., Class A	(11,668)	(421,798)	(37.6)
Spirit Realty Capital, Inc.	(1,688)	(74,069)	(6.6)
SPS Commerce, Inc.	(220)	(29,938)	(2.7)
SS&C Technologies Holdings, Inc.	(26,646)	(1,608,086)	(143.2)
STAG Industrial, Inc.	(55,206)	(1,965,334)	(175.0)
Starbucks Corp.	(11,301)	(1,233,391)	(109.8)
Starwood Property Trust, Inc.	(58,021)	(1,212,059)	(107.9)
SunPower Corp.	(6,766)	(117,931)	(10.5)
Sunrun, Inc.	(3,031)	(79,655)	(7.1)
Super Micro Computer, Inc.	(5,597)	(404,831)	(36.1)
Teledyne Technologies, Inc.	(201)	(85,276)	(7.6)
Terreno Realty Corp.	(15,242)	(982,042)	(87.4)
Texas Roadhouse, Inc., Class A	(3,153)	(316,656)	(28.2)
T-Mobile U.S., Inc.	(2,304)	(344,010)	(30.6)
Toast, Inc., Class A	(52,799)	(1,177,946)	(104.9)

49

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Trade Desk, Inc., Class A	(17,939)	$(909,507)	(81.0)%
Tradeweb Markets, Inc., Class A	(7,562)	(563,671)	(50.2)
TripAdvisor, Inc.	(21,182)	(493,541)	(43.9)
Truist Financial Corp.	(1,091)	(53,884)	(4.8)
Tyson Foods, Inc., Class A	(224)	(14,728)	(1.3)
Uber Technologies, Inc.	(47,749)	(1,476,877)	(131.5)
U-Haul Holding Co.	(7,893)	(487,708)	(43.4)
UiPath, Inc., Class A	(99,537)	(1,528,888)	(136.1)
Ulta Salon Cosmetics & Fragrance, Inc.	(249)	(127,976)	(11.4)
United Bankshares, Inc.	(88,675)	(3,564,735)	(317.4)
United Rentals, Inc.	(2,040)	(899,538)	(80.1)
UnitedHealth Group, Inc.	(417)	(208,162)	(18.5)
Unity Software, Inc.	(2,164)	(76,865)	(6.8)
Valaris Ltd.	(10,650)	(773,616)	(68.9)
Valley National Bancorp	(174,875)	(2,077,515)	(185.0)
Valmont Industries, Inc.	(2,415)	(796,298)	(70.9)
Valvoline, Inc.	(5,016)	(183,887)	(16.4)
Vertiv Holdings Co., Class A	(65,007)	(924,400)	(82.3)
Viatris, Inc.	(8,619)	(104,807)	(9.3)
Vir Biotechnology, Inc.	(5,716)	(168,908)	(15.0)
Vontier Corp.	(74,485)	(1,715,390)	(152.7)
Voya Financial, Inc.	(5,902)	(411,783)	(36.7)
Walt Disney Co.	(2,942)	(319,178)	(28.4)
Warner Music Group Corp., Class A	(33,470)	(1,219,982)	(108.6)
Wayfair, Inc., Class A	(6,003)	(363,182)	(32.3)
Webster Financial Corp.	(4,807)	(253,089)	(22.5)
WEC Energy Group, Inc.	(3,986)	(374,644)	(33.4)
Welltower, Inc.	(22,323)	(1,675,118)	(149.2)
Western Union Co.	(71,175)	(1,008,550)	(89.8)
WillScot Mobile Mini Holdings Corp.	(7,331)	(355,260)	(31.6)
Wingstop, Inc.	(4,420)	(700,437)	(62.4)
Wolfspeed, Inc.	(8,150)	(627,632)	(55.9)
Workiva, Inc., Class A	(3,544)	(306,662)	(27.3)
WW Grainger, Inc.	(31)	(18,274)	(1.6)
Wyndham Hotels & Resorts, Inc.	(9,440)	(731,694)	(65.2)
Xcel Energy, Inc.	(5,847)	(402,098)	(35.8)
Zimmer Biomet Holdings, Inc.	(4,187)	(533,173)	(47.5)
Zoom Video Communications, Inc., Class A	(5,304)	(397,800)	(35.4)
Zscaler, Inc.	(8,184)	(1,016,125)	(90.5)

		(303,945,751)

Uruguay
Globant SA	(4,416)	(716,187)	(63.8)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(3,360)	(239,569)	(21.3)

Total Reference Entity — Short		(550,817,220)

Net Value of Reference Entity — BNP Paribas SA		$1,123,018

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates on February 27, 2023 and February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Abacus Property Group	68,126	$134,997	18.5%
Accent Group Ltd.	39,703	61,741	8.5
AP Eagers Ltd.	3,915	31,842	4.4
Arena REIT	36,669	97,274	13.3
Australian Ethical Investment Ltd.	42,877	134,120	18.4
Charter Hall Retail REIT	125,495	356,381	48.8
Charter Hall Social Infrastructure REIT	67,042	165,434	22.6
Clinuvel Pharmaceuticals Ltd.	7,573	135,754	18.6
Coronado Global Resources, Inc., CDI	47,662	69,057	9.5
Credit Corp. Group Ltd.	23,757	366,862	50.2
Growthpoint Properties Australia Ltd.	91,626	211,638	29.0
GWA Group Ltd.	86,996	133,785	18.3
Imdex Ltd.	143,562	254,919	34.9
IPH Ltd.	1,265	7,651	1.0
Johns Lyng Group Ltd.	42,659	177,798	24.3
Jumbo Interactive Ltd.	32,341	358,226	49.0
Lovisa Holdings Ltd.	20,560	386,192	52.9
Monadelphous Group Ltd.	41,053	404,626	55.4
Nanosonics Ltd.	74,807	258,174	35.3
Netwealth Group Ltd.	27,987	266,920	36.5
Nick Scali Ltd.	34,772	295,753	40.5
Nine Entertainment Co. Holdings Ltd.	33,574	48,576	6.7
Objective Corp. Ltd.	4,574	45,100	6.2
oOh!media Ltd.	65,867	67,066	9.2
Perenti Global Ltd.	214,944	190,981	26.1
Pinnacle Investment Management Group Ltd.	44,397	330,763	45.3
PWR Holdings Ltd.	6,643	58,014	7.9
SolGold PLC	129,936	25,956	3.6
Technology One Ltd.	1,142	11,808	1.6
Viva Energy Group Ltd.	104,093	215,205	29.5
Waypoint REIT Ltd.	101,028	199,485	27.3

		5,502,098

Austria
AT&S Austria Technologie & Systemtechnik AG	9,242	317,108	43.4
IMMOFINANZ AG	1,211	16,315	2.2
Kontron AG	16,571	336,736	46.1
Palfinger AG	1,833	55,511	7.6
Porr AG	6,646	95,517	13.1
Schoeller-Bleckmann Oilfield Equipment AG	944	69,246	9.5
Strabag SE	1,224	51,722	7.1
UNIQA Insurance Group AG	13,456	113,157	15.5
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,890	323,579	44.3

		1,378,891

S C H E D U L E O F I N V E S T M E N T S	50

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Belgium
Barco NV	6,115	$154,793	21.2%
Econocom Group SA	4,224	13,088	1.8
Euronav NV	8,801	138,589	19.0
Exmar NV	13,106	110,139	15.1
Ion Beam Applications	980	17,664	2.4
Melexis NV	8,280	882,022	120.7
Montea NV	916	73,513	10.1
Shurgard Self Storage SA	3,907	188,529	25.8

		1,578,337

Bermuda
Argo Group International Holdings Ltd.	8,300	230,408	31.5
Hafnia Ltd.	79,393	417,482	57.2
Helen of Troy Ltd.	149	16,854	2.3

		664,744

Canada
Aecon Group, Inc.	43,589	367,241	50.3
Altius Minerals Corp.	21,252	357,142	48.9
Boardwalk Real Estate Investment Trust	4,299	181,646	24.9
Canaccord Genuity Group, Inc.	18,429	159,421	21.8
Canada Goose Holdings, Inc.	28,481	688,827	94.3
Cargojet, Inc.	1,636	151,704	20.8
Centerra Gold, Inc.	10,542	67,663	9.3
City Office REIT, Inc.	878	8,639	1.2
ECN Capital Corp.	27,832	61,080	8.4
Eldorado Gold Corp.	35,439	339,328	46.5
Enghouse Systems Ltd.	972	28,878	4.0
EQB, Inc.	3,492	173,058	23.7
Evertz Technologies Ltd.	6,500	60,967	8.3
Fortuna Silver Mines, Inc.	72,594	280,435	38.4
Hudbay Minerals, Inc.	93,450	542,910	74.3
IMAX Corp.	1,920	32,640	4.5
Innergex Renewable Energy Inc.	81,535	969,436	132.7
Interfor Corp.	4,346	86,917	11.9
Kelt Exploration Ltd.	16,725	57,445	7.9
Knight Therapeutics, Inc.	1,933	7,438	1.0
Laurentian Bank of Canada	5,464	146,892	20.1
Lundin Gold, Inc.	5,268	60,973	8.3
Mercer International Inc.	909	11,572	1.6
Morguard Corp.	1,515	133,584	18.3
Novagold Resources, Inc.	8,192	51,717	7.1
Pason Systems Inc.	7,047	83,576	11.4
PrairieSky Royalty Ltd.	50,243	863,218	118.2
Precision Drilling Corp.	4,994	398,079	54.5
Richelieu Hardware Ltd.	12,416	369,247	50.6
Russel Metals, Inc.	17,238	419,889	57.5
Sandstorm Gold Ltd.	63,188	366,624	50.2
Savaria Corp.	8,358	93,533	12.8
Secure Energy Services, Inc.	15,759	95,936	13.1
Silvercorp Metals, Inc.	91,526	318,489	43.6
Slate Grocery REIT, Class U	21,468	257,348	35.2
Sleep Country Canada Holdings, Inc.	12,773	248,538	34.0
Taseko Mines Ltd.	63,256	112,673	15.4
Topaz Energy Corp.	24,707	384,193	52.6
Torex Gold Resources, Inc.	17,137	235,568	32.2
TransAlta Renewables, Inc.	5,811	53,457	7.3
Westshore Terminals Investment Corp.	1,620	29,842	4.1

		9,357,763

Security	Shares	Value	% of Basket Value

Denmark
Dfds A/S	2,535	$95,558	13.1%
Per Aarsleff Holding AS	2,241	93,011	12.7
Sydbank A/S	6,999	319,142	43.7

		507,711

Finland
Cargotec OYJ, Class B	1,366	69,547	9.5
Citycon OYJ	52,143	392,949	53.8

		462,496

France
Atos SE	31,168	411,153	56.3
Believe SA	3,179	38,520	5.3
Beneteau SA	443	7,261	1.0
Carmila SA	1,722	25,992	3.5
Cie des Alpes	3,612	57,124	7.8
Cie Plastic Omnium SA	8,135	142,374	19.5
Coface SA	19,715	275,673	37.7
Esker SA	941	157,117	21.5
Eutelsat Communications SA	21,073	161,153	22.1
Guerbet	1	20	0.0
Interparfums SA	4,586	300,201	41.1
Kaufman & Broad SA	2,786	87,542	12.0
Korian SA	7,322	76,668	10.5
Manitou BF SA	3,609	105,935	14.5
Nexity SA	19,805	598,288	81.9
SES-imagotag SA	738	92,549	12.7
SMCP SA	36,524	289,882	39.7
Television Francaise 1	88,507	707,871	96.9
Vicat SA	18,336	512,007	70.1
Vilmorin & Cie SA	522	26,247	3.6

		4,073,577

Germany
Adesso SE	987	156,131	21.4
Atoss Software AG	2,528	447,276	61.2
AURELIUS Equity Opportunities SE & Co. KGaA	790	13,535	1.9
Bank of Georgia Group PLC	17,758	584,542	80.0
Bilfinger SE	7,177	247,105	33.8
CANCOM SE	5,292	182,440	25.0
Datagroup SE	720	55,966	7.7
Deutsche Pfandbriefbank AG	48,900	446,035	61.1
Deutz AG	72,065	393,921	53.9
Duerr AG	8,838	337,204	46.2
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,295	249,920	34.2
Elmos Semiconductor SE	1,880	127,722	17.5
ElringKlinger AG	13,242	115,258	15.8
flatexDEGIRO AG	28,109	239,187	32.7
GFT Technologies SE	3,346	139,707	19.1
Heidelberger Druckmaschinen AG	89,668	184,327	25.2
Hensoldt AG	4,319	125,222	17.1
Hypoport SE	846	115,256	15.8
MLP SE	34,066	188,878	25.9
Nagarro SE	1,056	144,665	19.8
Salzgitter AG	554	22,609	3.1
Siltronic AG	1,744	145,389	19.9
Steico SE	904	48,659	6.7
TAG Immobilien AG	41,969	359,416	49.2

51

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
TBC Bank Group PLC	15,501	$454,828	62.3%
Vitesco Technologies Group AG	6,315	437,720	59.9

		5,962,918

Hong Kong
Cowell e Holdings, Inc.	6,000	11,791	1.6
Health & Happiness H&H International Holdings Ltd.	172,500	321,794	44.0
Melco Resorts & Entertainment Ltd., ADR	19,699	269,088	36.8
Nissin Foods Co. Ltd.	21,000	18,151	2.5
PAX Global Technology Ltd.	51,000	48,203	6.6
Sa Sa International Holdings Ltd.	918,000	239,264	32.8
SmarTone Telecommunications Holdings Ltd.	16,000	10,768	1.5
United Laboratories International Holdings Ltd.	12,000	7,943	1.1

		927,002

Indonesia
Bumitama Agri Ltd.	157,900	73,035	10.0

Ireland
Cimpress PLC	5,010	163,777	22.4
Dalata Hotel Group PLC	1,869	7,896	1.1
Greencore Group PLC	70,181	69,088	9.5
Uniphar PLC	16,241	59,502	8.1

		300,263

Israel
Cellcom Israel Ltd.	9,245	47,810	6.5
Delek Automotive Systems Ltd.	3,094	38,211	5.2
Fiverr International Ltd.	9,941	368,712	50.5
Isras Investment Co. Ltd.	306	59,719	8.2
Kornit Digital Ltd.	1,841	46,411	6.4
Oil Refineries Ltd.	66,482	22,993	3.1
Playtika Holding Corp.	25,361	266,037	36.4
Plus500 Ltd.	24,307	557,084	76.3
Taboola.com Ltd.	14,151	56,321	7.7
YH Dimri Construction & Development Ltd.	769	49,723	6.8

		1,513,021

Italy
Banca Popolare di Sondrio SpA	16,317	80,141	11.0
Biesse SpA	7,104	114,519	15.7
Brunello Cucinelli SpA	16,401	1,366,048	187.0
Datalogic SpA	5,819	58,556	8.0
El.En. SpA	5,014	78,217	10.7
ERG SpA	17,628	532,303	72.9
Iren SpA	171,966	311,446	42.6
Maire Tecnimont SpA	91,287	351,827	48.2
MFE-MediaForEurope NV, Class B	137,520	93,115	12.7
OVS SpA	89,123	214,575	29.4
Pharmanutra SpA	536	34,370	4.7
Piaggio & C SpA	15,551	58,747	8.0
RAI Way SpA	1,443	8,228	1.1
Salvatore Ferragamo SpA	445	8,831	1.2
Sanlorenzo SpA/Ameglia	2,976	130,651	17.9
Sesa SpA	6,168	839,318	114.9
Tinexta SpA	6,943	188,853	25.9
Tod’s SpA	1,288	50,364	6.9
Webuild SpA	221,074	389,818	53.4
Wiit SpA	2,657	61,278	8.4

		4,971,205

Security	Shares	Value	% of Basket Value

Japan
Adastria Co. Ltd.	49,400	$833,700	114.1%
Aeon Delight Co. Ltd.	18,100	429,678	58.8
Aichi Corp.	7,900	47,322	6.5
Anicom Holdings, Inc.	66,200	314,698	43.1
AOKI Holdings Inc.	72,600	382,794	52.4
Arata Corp.	3,300	107,032	14.7
Arcland Service Holdings Co. Ltd.	24,100	400,527	54.8
Avex, Inc.	18,900	255,259	34.9
Bell System24 Holdings, Inc.	23,100	265,910	36.4
Belluna Co. Ltd.	36,600	196,759	26.9
Bunka Shutter Co. Ltd.	66,100	592,101	81.1
Central Glass Co. Ltd.	4,000	88,335	12.1
Chudenko Corp.	1,800	29,682	4.1
Chugoku Marine Paints Ltd.	8,000	60,929	8.3
Citizen Watch Co. Ltd.	2,200	10,467	1.4
CKD Corp.	600	9,292	1.3
Comture Corp.	6,200	119,211	16.3
Create SD Holdings Co. Ltd.	8,800	239,446	32.8
Cybozu, Inc.	700	14,201	1.9
Daihen Corp.	5,500	179,469	24.6
Daiken Corp.	20,900	353,138	48.3
Digital Arts, Inc.	12,200	544,939	74.6
Digital Garage, Inc.	12,200	436,057	59.7
Doshisha Co. Ltd.	27,100	354,857	48.6
Doutor Nichires Holdings Co. Ltd.	42,000	604,467	82.8
Eiken Chemical Co. Ltd.	20,200	247,356	33.9
Eizo Corp.	900	25,157	3.4
Elan Corp.	4,500	34,917	4.8
Elecom Co. Ltd.	39,600	415,675	56.9
en-japan, Inc.	30,100	573,068	78.5
FCC Co. Ltd.	64,400	717,420	98.2
Fuji Co. Ltd./Ehime	4,400	62,824	8.6
Fujimi, Inc.	4,200	213,002	29.2
Fujimori Kogyo Co. Ltd.	3,400	87,296	12.0
Fukuoka REIT Corp.	280	360,082	49.3
FULLCAST Holdings Co. Ltd.	3,100	67,334	9.2
Funai Soken Holdings, Inc.	4,600	99,556	13.6
Fuso Chemical Co. Ltd.	1,900	53,985	7.4
Future Corp.	19,600	255,228	34.9
Giken Ltd.	13,600	309,636	42.4
Global One Real Estate Investment Corp.	470	388,105	53.1
Goldcrest Co. Ltd.	27,700	347,504	47.6
Gree, Inc.	12,300	66,929	9.2
G-Tekt Corp.	28,400	337,590	46.2
H2O Retailing Corp.	40,900	399,151	54.6
Halows Co. Ltd.	4,100	100,430	13.7
Heiwa Real Estate Co. Ltd.	3,300	94,413	12.9
Hiday Hidaka Corp.	8,000	127,177	17.4
Hitachi Zosen Corp.	13,900	92,042	12.6
Ichigo Office REIT Investment Corp.	151	98,843	13.5
Ichigo, Inc.	164,300	376,572	51.6
Infocom Corp.	12,600	212,393	29.1
Infomart Corp.	158,200	511,786	70.1
JAC Recruitment Co. Ltd.	39,800	723,339	99.0
JAFCO Group Co. Ltd.	22,400	399,731	54.7
Japan Petroleum Exploration Co. Ltd.	4,600	149,116	20.4
JCU Corp.	20,400	505,849	69.3
JINS Holdings, Inc.	11,200	337,291	46.2
Kanematsu Electronics Ltd.	2,700	128,944	17.7
KeePer Technical Laboratory Co. Ltd.	4,400	113,340	15.5
Keihanshin Building Co. Ltd.	3,000	31,606	4.3

S C H E D U L E O F I N V E S T M E N T S	52

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kintetsu Department Store Co. Ltd.	1,100	$21,773	3.0%
Kissei Pharmaceutical Co. Ltd.	7,700	151,695	20.8
Konoike Transport Co. Ltd.	21,900	259,816	35.6
Koshidaka Holdings Co. Ltd.	18,000	130,334	17.8
Kumiai Chemical Industry Co. Ltd.	32,200	218,483	29.9
Kyokuto Kaihatsu Kogyo Co. Ltd.	16,600	190,688	26.1
Kyoritsu Maintenance Co. Ltd.	2,000	91,348	12.5
Life Corp.	29,100	634,810	86.9
Link And Motivation, Inc.	2,100	10,665	1.5
M&A Capital Partners Co. Ltd.	3,200	108,384	14.8
Maeda Kosen Co. Ltd.	6,700	173,384	23.7
Mandom Corp.	39,100	443,291	60.7
Maruzen Showa Unyu Co. Ltd.	800	19,385	2.7
Megmilk Snow Brand Co. Ltd.	13,200	184,748	25.3
Meidensha Corp.	15,600	231,745	31.7
Meitec Corp.	38,600	726,131	99.4
METAWATER Co. Ltd.	13,200	174,229	23.9
Mitsubishi Pencil Co. Ltd.	13,800	154,804	21.2
Mitsubishi Shokuhin Co. Ltd.	20,900	503,780	69.0
Mixi, Inc.	17,900	343,425	47.0
Mizuho Leasing Co. Ltd.	5,700	151,225	20.7
Mochida Pharmaceutical Co. Ltd.	3,400	91,323	12.5
Monogatari Corp.	6,600	330,695	45.3
Mori Trust Sogo REIT, Inc.	186	209,898	28.7
Morita Holdings Corp.	21,100	197,487	27.0
MOS Food Services, Inc.	15,800	374,757	51.3
Nakanishi, Inc.	27,600	585,550	80.2
Nichicon Corp.	2,000	19,647	2.7
Nichiha Corp.	3,900	83,707	11.5
Nippon Ceramic Co. Ltd.	8,500	158,434	21.7
Nippon Light Metal Holdings Co. Ltd.	2,900	33,239	4.5
Nippon Paper Industries Co. Ltd.	42,300	314,926	43.1
NIPPON REIT Investment Corp.	170	432,904	59.3
Nippon Road Co. Ltd.	3,700	176,618	24.2
Nippon Seiki Co. Ltd.	1,400	9,025	1.2
Nippon Soda Co. Ltd.	2,500	81,714	11.2
Nishimatsu Construction Co. Ltd.	21,000	656,005	89.8
Nishi-Nippon Financial Holdings, Inc.	33,900	282,166	38.6
Nissan Shatai Co. Ltd.	1,500	10,422	1.4
Nisshinbo Holdings, Inc.	23,500	175,661	24.0
Nissin Electric Co. Ltd.	5,900	61,172	8.4
Nissui Corp.	50,800	211,085	28.9
Nittetsu Mining Co. Ltd.	7,100	197,716	27.1
Nitto Boseki Co. Ltd.	3,100	48,886	6.7
Nohmi Bosai Ltd.	6,200	82,211	11.3
Nomura Co. Ltd.	45,400	326,658	44.7
Noritsu Koki Co. Ltd.	500	9,056	1.2
NSD Co. Ltd.	10,800	194,031	26.6
NTN Corp.	94,300	195,490	26.8
Obara Group, Inc.	14,300	413,764	56.6
Oiles Corp.	25,000	297,554	40.7
Okamura Corp.	17,800	195,239	26.7
Oki Electric Industry Co. Ltd.	82,600	466,584	63.9
Okinawa Cellular Telephone Co.	6,000	145,171	19.9
Okinawa Electric Power Co. Inc.	27,400	227,875	31.2
Okumura Corp.	4,400	102,362	14.0
Osaka Organic Chemical Industry Ltd.	10,800	178,206	24.4
Pacific Metals Co. Ltd.	1,500	23,158	3.2
PHC Holdings Corp.	1,900	22,542	3.1
Plus Alpha Consulting Co. Ltd.	1,900	41,182	5.6
Prestige International, Inc.	137,700	768,145	105.2

Security	Shares	Value	% of Basket Value

Japan (continued)
Raito Kogyo Co. Ltd.	12,100	$179,573	24.6%
Riso Kyoiku Co. Ltd.	70,800	198,966	27.2
Round One Corp.	39,400	145,173	19.9
Royal Holdings Co. Ltd.	10,700	199,972	27.4
RS Technologies Co. Ltd.	1,900	57,739	7.9
Sakata Seed Corp.	4,600	146,961	20.1
Sangetsu Corp.	1,700	29,874	4.1
Sanyo Chemical Industries Ltd.	600	19,565	2.7
Sanyo Special Steel Co. Ltd.	2,200	42,210	5.8
Sato Holdings Corp.	13,100	213,536	29.2
Seiren Co. Ltd.	8,900	163,454	22.4
Septeni Holdings Co. Ltd.	18,800	49,792	6.8
Shin-Etsu Polymer Co. Ltd.	1,300	12,945	1.8
Shoei Co. Ltd.	15,500	596,837	81.7
Starts Corp. Inc.	5,000	99,428	13.6
Starts Proceed Investment Corp.	20	35,044	4.8
Strike Co. Ltd.	12,000	388,799	53.2
Sumitomo Densetsu Co. Ltd.	3,000	54,825	7.5
Sumitomo Mitsui Construction Co. Ltd.	95,000	307,268	42.1
Sumitomo Warehouse Co. Ltd.	10,300	158,589	21.7
Sun Frontier Fudousan Co. Ltd.	4,600	39,653	5.4
Systena Corp.	97,300	312,352	42.8
Taiyo Holdings Co. Ltd.	8,700	160,495	22.0
Takara Standard Co. Ltd.	8,300	90,580	12.4
Takuma Co. Ltd.	84,600	838,013	114.7
Tamron Co. Ltd.	4,800	116,362	15.9
TechMatrix Corp.	4,300	58,867	8.1
Tocalo Co. Ltd.	21,400	205,000	28.1
Toei Animation Co. Ltd.	1,700	169,462	23.2
Toho Titanium Co. Ltd.	19,400	362,058	49.6
Tokai Corp./Gifu.	16,300	245,283	33.6
Tokai Rika Co. Ltd.	12,300	142,773	19.5
Token Corp.	6,200	374,952	51.3
Tokyo Steel Manufacturing Co. Ltd.	50,400	548,369	75.1
Tokyotokeiba Co. Ltd.	5,700	169,921	23.3
Tokyu Construction Co. Ltd.	79,500	404,617	55.4
Tokyu REIT, Inc.	104	156,710	21.5
Topcon Corp.	24,500	319,273	43.7
Toridoll Holdings Corp.	6,900	149,681	20.5
Tosei Corp.	43,900	501,198	68.6
Tosho Co. Ltd.	11,600	107,030	14.7
Towa Pharmaceutical Co. Ltd.	16,100	254,194	34.8
Tri Chemical Laboratories, Inc.	17,800	323,234	44.3
Trusco Nakayama Corp.	28,000	458,731	62.8
Tsubakimoto Chain Co.	400	9,575	1.3
UACJ Corp.	6,800	127,679	17.5
United Arrows Ltd.	36,200	488,849	66.9
UT Group Co. Ltd.	18,300	372,767	51.0
Valor Holdings Co. Ltd.	29,000	417,919	57.2
ValueCommerce Co. Ltd.	29,400	403,377	55.2
Vector, Inc.	6,200	61,218	8.4
Vision, Inc./Tokyo Japan	4,300	48,095	6.6
VT Holdings Co. Ltd.	41,300	158,999	21.8
Wakita & Co. Ltd.	25,300	235,991	32.3
WDB Holdings Co. Ltd.	4,100	67,846	9.3
Yamazen Corp.	600	4,915	0.7
Yellow Hat Ltd.	12,900	176,859	24.2
Yurtec Corp.	43,200	254,453	34.8

53

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Zenrin Co. Ltd.	19,800	$123,089	16.9%
Zuken, Inc.	17,700	431,951	59.1

		42,284,305

Luxembourg
SES SA, Class A	77,041	597,848	81.8

Malta
Kambi Group PLC	14,034	252,372	34.6

Netherlands
Pharming Group NV	39,469	54,742	7.5
Shop Apotheke Europe NV	3,741	269,739	36.9
TomTom NV	50,178	356,625	48.8
uniQure NV	15,758	334,858	45.9
Wereldhave NV	8,059	121,061	16.6

		1,137,025

New Zealand
a2 Milk Co. Ltd.	25,218	120,946	16.6

Norway
Aker Solutions ASA	2,046	8,088	1.1
Austevoll Seafood ASA	3,113	30,839	4.2
Borregaard ASA, Registered Shares	6,548	100,952	13.8
DNO ASA	194,724	240,232	32.9
Elkem ASA	31,104	110,176	15.1
Hoegh Autoliners ASA	1,379	8,566	1.2
Odfjell Drilling Ltd.	90,932	242,574	33.2
Protector Forsikring ASA	12,905	185,930	25.5
Scatec ASA	86,798	707,940	96.9
Schibsted ASA, B Shares	1,914	40,012	5.5

		1,675,309

Portugal
REN - Redes Energeticas Nacionais SGPS SA	238,539	655,617	89.8

Singapore
AIMS APAC REIT	34,500	36,088	4.9
BW LPG Ltd.	23,394	193,615	26.5
Capitaland India Trust	435,800	402,939	55.2
ESR-LOGOS REIT	24,300	7,054	1.0
Far East Hospitality Trust	145,000	74,128	10.1
First Resources Ltd.	144,200	169,001	23.1
Frasers Centrepoint Trust	77,200	130,884	17.9
Hour Glass Ltd.	45,000	71,402	9.8
IGG, Inc.	1,463,000	550,237	75.3
Raffles Medical Group Ltd.	15,000	16,592	2.3
Sasseur Real Estate Investment Trust	47,700	29,627	4.1
Sheng Siong Group Ltd.	138,900	173,588	23.8

		1,855,155

South Sandwich Islands
Balanced Commercial Property Trust Ltd.	136,047	133,174	18.2
UK Commercial Property REIT Ltd.	888,695	635,236	87.0

		768,410

Spain
Almirall SA	8,872	89,395	12.2
Cia de Distribucion Integral Logista Holdings SA	6,154	166,733	22.8
Ebro Foods SA	1,191	20,460	2.8
Melia Hotels International SA	5,171	34,433	4.7

Security	Shares	Value	% of Basket Value

Spain (continued)
Prosegur Cia de Seguridad SA	3,209	$7,249	1.0%
Sacyr SA	57,970	178,329	24.4
Unicaja Banco SA	79,303	97,475	13.4

		594,074

Sweden
AddLife AB, Class B	952	10,047	1.4
AddTech AB, B Shares	32,649	521,383	71.4
AFRY AB	14,480	261,400	35.8
Arjo AB, B Shares	52,495	203,707	27.9
BioGaia AB, B Shares	39,180	344,384	47.1
Biotage AB	24,323	375,911	51.5
Bufab AB	1,747	45,267	6.2
Cellavision AB	238	5,617	0.8
Corem Property Group AB	144,640	132,417	18.1
Fortnox AB	40,116	202,431	27.7
HMS Networks AB	4,634	172,757	23.7
Intrum AB	7,985	103,338	14.1
Inwido AB	7,830	85,333	11.7
MIPS AB	3,843	147,069	20.1
Mycronic AB	3,805	81,334	11.1
Nolato AB, B Shares	19,645	118,640	16.2
Nyfosa AB	21,121	184,173	25.2
Orron Energy AB	127,412	236,206	32.3
OX2 AB	15,546	120,010	16.4
Ratos AB, Class A, B Shares	13,678	55,163	7.6
Scandic Hotels Group AB	132,552	488,652	66.9
Sectra AB, B Shares	14,799	209,579	28.7
Troax Group AB	8,286	174,358	23.9
Xvivo Perfusion AB	344	7,060	1.0

		4,286,236

Switzerland
Aryzta AG	818,701	1,114,766	152.6
Basilea Pharmaceutica AG, Registered Shares	6,738	363,951	49.8
Burkhalter Holding AG	770	71,550	9.8
Ferrexpo PLC	9,486	18,559	2.6
Gurit Holding AG	1,220	135,926	18.6
Implenia AG, Registered Shares	2,527	106,150	14.6
Inficon Holding AG, Registered Shares	298	312,007	42.7
LEM Holding SA, Registered Shares	6	13,271	1.8
Medartis Holding AG	550	46,147	6.3
Sensirion Holding AG	1,926	229,193	31.4
Sulzer AG, Registered Shares	2,678	228,042	31.2
Swissquote Group Holding SA, Registered Shares	663	119,742	16.4
Ypsomed Holding AG, Registered Shares	3,090	634,119	86.8

		3,393,423

United Kingdom
Abcam PLC	643	8,918	1.2
AJ Bell PLC	41,337	171,539	23.5
Ashmore Group PLC	103,189	339,879	46.5
ASOS PLC	7,011	75,854	10.4
boohoo Group PLC	401,676	219,330	30.0
Bytes Technology Group PLC	73,839	352,295	48.2
Capital & Counties Properties PLC	89,713	127,193	17.4
Ceres Power Holdings PLC	12,624	74,312	10.2
Chemring Group PLC	150,128	521,940	71.5
Clarkson PLC	1,349	51,141	7.0

S C H E D U L E O F I N V E S T M E N T S	54

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
CLS Holdings PLC	73,774	$135,519	18.6%
CVS Group PLC	18,087	449,755	61.6
DiscoverIE Group PLC	12,743	135,237	18.5
Dunelm Group PLC	56,024	804,656	110.2
EnQuest PLC	163,548	44,218	6.1
FD Technologies PLC	706	11,924	1.6
Fevertree Drinks PLC	17,176	231,584	31.7
Frontier Developments PLC	4,598	27,436	3.8
Gamma Communications PLC	3,166	46,187	6.3
Hunting PLC	53,825	231,258	31.7
Impax Asset Management Group PLC	21,960	211,136	28.9
IntegraFin Holdings PLC	30,025	115,787	15.9
JET2 PLC	46,119	695,224	95.2
Judges Scientific PLC	1,559	161,065	22.0
Jupiter Fund Management PLC	18,400	31,758	4.3
Kainos Group PLC	19,792	359,420	49.2
Learning Technologies Group PLC	86,955	150,298	20.6
Luxfer Holdings PLC	1,798	29,757	4.1
Mitchells & Butlers PLC	29,466	59,872	8.2
Moneysupermarket.com Group PLC	87,618	257,951	35.3
Morgan Advanced Materials PLC	44,044	170,937	23.4
National Express Group PLC	203,999	336,040	46.0
OSB Group PLC	55,572	374,660	51.3
Paragon Banking Group PLC	54,811	406,118	55.6
Quilter PLC	340,957	404,712	55.4
Safestore Holdings PLC	23,669	294,719	40.3
Savills PLC	1,304	15,683	2.1
Shaftesbury PLC	50,029	243,660	33.4
SIG PLC	159,924	69,085	9.5
Smart Metering Systems PLC	33,722	361,695	49.5
SThree PLC	65,662	343,234	47.0
TP ICAP Group PLC	110,728	241,078	33.0
Trainline PLC	39,736	139,029	19.0
Vesuvius PLC	77,549	391,030	53.5
Virgin Money UK PLC	46,926	112,280	15.4
Wickes Group PLC	30,779	57,716	7.9
Workspace Group PLC	52,362	326,000	44.6
YouGov PLC	10,210	122,663	16.8

		10,542,782

United States
2seventy bio, Inc.	3,553	48,321	6.6
2U, Inc.	24,791	213,946	29.3
8x8, Inc.	138,894	654,191	89.6
A10 Networks, Inc.	13,489	208,810	28.6
AAON, Inc.	380	29,002	4.0
Abercrombie & Fitch Co., Class A	11,207	324,555	44.4
Acadia Realty Trust	5,653	87,791	12.0
Accel Entertainment, Inc., Class A	14,251	131,394	18.0
ACCO Brands Corp.	33,959	215,640	29.5
ACI Worldwide, Inc.	16,018	447,383	61.3
Acushnet Holdings Corp.	490	23,005	3.1
Advanced Energy Industries, Inc.	5,929	549,855	75.3
AdvanSix, Inc.	2,160	93,398	12.8
AerSale Corp.	10,113	188,203	25.8
Agios Pharmaceuticals, Inc.	2,714	80,009	11.0
Air Transport Services Group, Inc.	4,406	124,734	17.1
Alarm.com Holdings, Inc.	1,027	55,047	7.5
Alector, Inc.	41,956	370,052	50.7
Alignment Healthcare, Inc.	11,528	142,371	19.5
Allegiant Travel Co.	1,619	139,283	19.1

Security	Shares	Value	% of Basket Value

United States (continued)
Allegro MicroSystems, Inc.	5,764	$220,012	30.1%
Allogene Therapeutics, Inc.	24,327	187,804	25.7
Altair Engineering, Inc., Class A	6,494	344,831	47.2
Amalgamated Financial Corp.	10,693	245,404	33.6
American Assets Trust, Inc.	11,858	337,479	46.2
American Axle & Manufacturing Holdings, Inc.	14,093	125,005	17.1
American Eagle Outfitters, Inc.	14,531	234,530	32.1
American Vanguard Corp.	2,894	65,375	8.9
American Woodmark Corp.	9,667	553,822	75.8
Amneal Pharmaceuticals, Inc.	9,382	20,640	2.8
Amphastar Pharmaceuticals, Inc.	6,314	191,062	26.2
AnaptysBio, Inc.	5,027	125,122	17.1
Anika Therapeutics, Inc.	4,543	140,878	19.3
Apogee Enterprises, Inc.	5,388	252,374	34.6
Applied Industrial Technologies, Inc.	96	13,748	1.9
Arbor Realty Trust, Inc.	16,391	244,718	33.5
ArcBest Corp.	1,619	135,106	18.5
Arcus Biosciences, Inc.	18,388	397,732	54.5
Artisan Partners Asset Management, Inc., Class A	7,847	288,927	39.6
Artivion, Inc.	3,337	43,514	6.0
Arvinas, Inc.	3,866	126,689	17.3
AssetMark Financial Holdings, Inc.	17,912	475,384	65.1
Associated Banc-Corp.	383	8,583	1.2
Assured Guaranty Ltd.	16,026	1,003,228	137.4
Astec Industries, Inc.	2,005	88,501	12.1
Atlantic Union Bankshares Corp.	2,387	92,353	12.6
AtriCure, Inc.	4,620	199,954	27.4
AvidXchange Holdings, Inc.	21,491	238,980	32.7
Avient Corp.	7,523	304,832	41.7
Axcelis Technologies, Inc.	901	99,065	13.6
Axonics, Inc.	244	14,982	2.1
Axos Financial, Inc.	8,589	413,303	56.6
Badger Meter, Inc.	3,891	450,967	61.7
BancFirst Corp.	87	7,493	1.0
Bandwidth, Inc., Class A	16,215	403,429	55.2
Bar Harbor Bankshares	1,313	40,795	5.6
Berry Corp.	21,569	198,435	27.2
BGC Partners, Inc., Class A	4,066	17,687	2.4
Big Lots, Inc.	8,655	141,596	19.4
Blackbaud, Inc.	5,135	319,448	43.7
Bluebird Bio, Inc.	7,342	46,622	6.4
Boise Cascade Co.	3,586	268,842	36.8
BOK Financial Corp.	1,754	176,277	24.1
Boot Barn Holdings, Inc.	1,387	115,801	15.9
Brandywine Realty Trust	19,035	124,870	17.1
Bread Financial Holdings, Inc.	6,398	262,510	35.9
Bridgebio Pharma, Inc.	7,675	71,224	9.8
BrightView Holdings, Inc.	3,518	27,968	3.8
Brink’s Co.	2,126	139,466	19.1
Brookdale Senior Living, Inc.	137,676	396,507	54.3
Buckle, Inc.	4,962	218,328	29.9
Byline Bancorp, Inc.	7,705	191,084	26.2
Cal-Maine Foods, Inc.	2,637	150,889	20.7
Camden National Corp.	1,504	63,514	8.7
Cannae Holdings, Inc.	18,733	457,834	62.7
Capital City Bank Group, Inc.	13,504	438,475	60.0
Cara Therapeutics, Inc.	4,177	48,787	6.7
Cardiovascular Systems, Inc.	20,803	289,994	39.7
CareDx, Inc.	21,082	314,965	43.1
Carriage Services, Inc., Class A	2,309	74,858	10.2

55

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Casa Systems, Inc.	7,973	$27,268	3.7%
Casella Waste Systems, Inc., Class A	631	50,556	6.9
Catalyst Pharmaceuticals, Inc.	6,196	95,976	13.1
Cavco Industries, Inc.	1,616	430,018	58.9
Central Garden & Pet Co., Class A	612	24,254	3.3
Century Aluminum Co.	10,356	116,401	15.9
Cerence, Inc.	8,716	213,716	29.3
Cerus Corp.	31,120	97,717	13.4
Chatham Lodging Trust	32,694	464,582	63.6
Chegg, Inc.	27,586	572,685	78.4
Chico’s FAS, Inc.	62,484	329,291	45.1
Children’s Place, Inc.	2,207	100,132	13.7
Chimera Investment Corp.	40,301	293,794	40.2
Cinemark Holdings, Inc.	27,175	324,469	44.4
CIRCOR International, Inc.	4,526	125,144	17.1
Clean Energy Fuels Corp.	15,771	89,264	12.2
Clear Channel Outdoor Holdings, Inc.	46,740	89,273	12.2
Clearwater Paper Corp.	5,805	224,131	30.7
Clearway Energy, Inc., Class A	7,758	248,644	34.0
Clover Health Investments Corp., Class A	5,386	7,163	1.0
CNO Financial Group, Inc.	14,528	374,241	51.2
Codexis, Inc.	67,912	417,659	57.2
Coeur Mining, Inc.	64,669	251,562	34.4
Coherus Biosciences, Inc.	37,779	320,366	43.9
Comfort Systems USA, Inc.	1,440	174,298	23.9
CommScope Holding Co., Inc.	1,064	8,938	1.2
Community Health Systems, Inc.	59,526	310,726	42.5
CommVault Systems, Inc.	11,048	687,517	94.1
ConnectOne Bancorp, Inc.	12,990	308,772	42.3
Corcept Therapeutics, Inc.	31,086	710,626	97.3
Core & Main, Inc., Class A	5,420	119,619	16.4
CorVel Corp.	38	6,770	0.9
Cracker Barrel Old Country Store, Inc.	66	7,198	1.0
CrossFirst Bankshares, Inc.	6,131	82,768	11.3
Dana, Inc.	13,160	238,722	32.7
Dave & Buster’s Entertainment, Inc.	2,100	91,035	12.5
Deciphera Pharmaceuticals, Inc.	515	8,760	1.2
Delek U.S. Holdings, Inc.	13,055	349,352	47.8
DiamondRock Hospitality Co.	17,075	164,432	22.5
DigitalOcean Holdings, Inc.	11,476	336,821	46.1
Dime Community Bancshares, Inc.	3,106	92,621	12.7
Donegal Group, Inc., Class A	20,077	304,769	41.7
Dorian LPG Ltd.	5,853	116,182	15.9
Ducommun, Inc.	3,095	178,829	24.5
DXP Enterprises, Inc.	8,361	253,338	34.7
Dynavax Technologies Corp.	1,093	12,438	1.7
Dyne Therapeutics, Inc.	10,229	149,343	20.4
Eagle Bulk Shipping, Inc.	3,524	201,855	27.6
Eagle Pharmaceuticals, Inc.	4,264	144,720	19.8
EchoStar Corp., Class A	33,614	628,918	86.1
Ecovyst, Inc.	82,152	861,774	118.0
Editas Medicine, Inc., Class A	19,153	189,423	25.9
elf Beauty, Inc.	8,249	474,730	65.0
Emergent BioSolutions, Inc.	18,123	239,042	32.7
Enanta Pharmaceuticals, Inc.	4,563	243,573	33.3
Enerpac Tool Group Corp., Class A	5,611	148,916	20.4
Enova International, Inc.	3,496	159,592	21.8
EPR Properties	1,707	72,513	9.9
Equity Commonwealth	707	18,043	2.5
ESCO Technologies, Inc.	402	39,573	5.4
Essent Group Ltd.	12,730	560,502	76.7
Ethan Allen Interiors, Inc.	23,698	681,080	93.2

Security	Shares	Value	% of Basket Value

United States (continued)
Eventbrite, Inc., Class A	26,122	$232,225	31.8%
Everbridge, Inc.	8,412	268,848	36.8
Everi Holdings, Inc.	49,184	854,326	117.0
EW Scripps Co., Class A	16,721	249,979	34.2
eXp World Holdings, Inc.	41,690	649,947	89.0
Exponent, Inc.	7,132	731,315	100.1
Extreme Networks, Inc.	10,264	185,060	25.3
Ezcorp, Inc., Class A	8,301	75,622	10.4
Fate Therapeutics, Inc.	46,109	274,810	37.6
Federal Agricultural Mortgage Corp., Class C	143	19,015	2.6
FibroGen, Inc.	16,297	384,609	52.7
First Bancshares, Inc.	16,946	519,395	71.1
First Foundation, Inc.	29,218	453,756	62.1
First of Long Island Corp.	6,639	117,245	16.1
Flushing Financial Corp.	16,706	320,588	43.9
Foot Locker, Inc.	3,685	160,334	22.0
Forrester Research, Inc.	11,089	410,958	56.3
Franklin BSP Realty Trust, Inc.	6,522	94,569	12.9
Franklin Covey Co.	7,948	368,787	50.5
Fresh Del Monte Produce, Inc.	2,763	79,022	10.8
FRP Holdings, Inc.	3,217	180,699	24.7
FutureFuel Corp.	10,725	99,421	13.6
GATX Corp.	842	96,367	13.2
Genco Shipping & Trading Ltd.	9,740	176,684	24.2
Genesco, Inc.	544	26,270	3.6
Gibraltar Industries, Inc.	1,849	99,051	13.6
G-III Apparel Group Ltd.	576	9,746	1.3
GMS, Inc.	8,644	512,762	70.2
Golden Entertainment, Inc.	3,903	154,168	21.1
GoodRx Holdings, Inc., Class A	54,117	302,514	41.4
Goosehead Insurance, Inc., Class A	3,327	129,919	17.8
GoPro, Inc., Class A	89,723	551,796	75.5
Gray Television, Inc.	17,516	227,007	31.1
Group 1 Automotive, Inc.	2,943	629,361	86.2
Gulfport Energy Corp.	5,745	391,522	53.6
H&E Equipment Services, Inc.	11,866	603,861	82.7
Hackett Group, Inc.	6,824	150,810	20.6
Hain Celestial Group, Inc.	13,455	276,097	37.8
Hamilton Lane, Inc., Class A	553	43,057	5.9
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,815	509,912	69.8
Harmony Biosciences Holdings, Inc.	3,570	171,967	23.5
Harsco Corp.	15,382	122,133	16.7
Haverty Furniture Cos., Inc.	12,076	421,694	57.7
Hawaiian Holdings, Inc.	33,068	407,398	55.8
HBT Financial, Inc.	3,380	70,879	9.7
HealthStream, Inc.	1,140	27,565	3.8
Heartland Financial USA, Inc.	279	13,802	1.9
Heidrick & Struggles International, Inc.	9,809	301,725	41.3
Helios Technologies, Inc.	1,824	120,384	16.5
Helix Energy Solutions Group, Inc.	61,254	485,744	66.5
Herbalife Nutrition Ltd.	14,331	251,796	34.5
Heritage-Crystal Clean, Inc.	6,702	249,314	34.1
Heron Therapeutics, Inc.	35,996	97,549	13.4
Hibbett, Inc.	110	7,300	1.0
Hillenbrand, Inc.	794	37,207	5.1
Hingham Institution For Savings The	9	2,631	0.4
Holley, Inc.	25,099	83,078	11.4
Horizon Bancorp, Inc.	16,874	263,909	36.1
Hub Group, Inc., Class A	2,601	221,787	30.4
Hudson Pacific Properties, Inc.	33,725	384,128	52.6
I3 Verticals, Inc., Class A	7,072	204,522	28.0

S C H E D U L E O F I N V E S T M E N T S	56

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
IDT Corp., Class B	11,284	$331,637	45.4%
IGM Biosciences, Inc.	5,050	114,786	15.7
Independent Bank Corp.	13,127	291,026	39.8
Industrial Logistics Properties Trust	28,815	127,074	17.4
Innoviva, Inc.	34,353	434,565	59.5
Inogen, Inc.	2,738	63,878	8.7
Insperity, Inc.	7,471	825,919	113.1
Installed Building Products, Inc.	2,832	311,775	42.7
Inter Parfums, Inc.	411	48,588	6.7
Intercept Pharmaceuticals, Inc.	25,984	474,468	65.0
International Seaways, Inc.	13,792	535,681	73.3
Iovance Biotherapeutics, Inc.	4,641	36,942	5.1
Ironwood Pharmaceuticals, Inc., Class A	58,131	669,669	91.7
iStar, Inc.	67,064	622,354	85.2
Jackson Financial, Inc., Class A	9,903	436,128	59.7
Jamf Holding Corp.	13,664	271,504	37.2
Janus International Group, Inc.	39,366	433,026	59.3
JetBlue Airways Corp.	144,542	1,156,336	158.3
Kadant, Inc.	242	49,312	6.8
Kaiser Aluminum Corp.	583	51,024	7.0
KAR Auction Services, Inc.	18,295	266,375	36.5
Karyopharm Therapeutics, Inc.	8,918	29,429	4.0
Kearny Financial Corp.	15,891	149,058	20.4
Kforce, Inc.	9,154	513,814	70.3
Knowles Corp.	19,642	377,716	51.7
Kodiak Sciences, Inc.	6,267	50,637	6.9
Korn Ferry	1,104	59,605	8.2
Kratos Defense & Security Solutions, Inc.	5,894	67,486	9.2
Kura Oncology, Inc.	825	11,401	1.6
Kymera Therapeutics, Inc.	358	13,382	1.8
Kyndryl Holdings, Inc.	8,486	113,628	15.6
Ladder Capital Corp., Class A	6,054	67,805	9.3
Laureate Education, Inc.	32,168	353,205	48.4
LCI Industries	6,222	698,233	95.6
LeMaitre Vascular, Inc.	7,423	350,217	47.9
LendingTree, Inc.	31,049	1,231,403	168.6
Liberty Latin America Ltd., Class A	11,907	117,165	16.0
Liberty Media Corp.-Liberty Braves, Class A	1,680	59,018	8.1
Ligand Pharmaceuticals, Inc.	2,990	208,403	28.5
Lindblad Expeditions Holdings, Inc.	4,764	56,692	7.8
Lindsay Corp.	455	71,262	9.8
Lions Gate Entertainment Corp., Class B	10,255	78,143	10.7
Live Oak Bancshares, Inc.	925	31,663	4.3
LivePerson, Inc.	35,429	456,325	62.5
LiveRamp Holdings, Inc.	7,934	212,314	29.1
LSB Industries, Inc.	26,093	331,642	45.4
Luther Burbank Corp.	18,855	221,358	30.3
M/I Homes, Inc.	7,669	458,606	62.8
Magnite, Inc.	1,300	15,704	2.1
Malibu Boats, Inc., Class A	18,116	1,097,648	150.3
Marcus & Millichap, Inc.	1,845	66,863	9.2
Marcus Corp.	32,198	487,478	66.7
MarineMax, Inc.	19,050	595,312	81.5
Marten Transport Ltd.	10,126	223,683	30.6
Matson, Inc.	3,542	234,197	32.1
Medifast, Inc.	1,452	161,825	22.2
Mercantile Bank Corp.	1,263	43,359	5.9
Merchants Bancorp	2,632	75,723	10.4
Mercury General Corp.	18,651	666,400	91.2
Metropolitan Bank Holding Corp.	5,482	325,521	44.6
MFA Financial, Inc.	26,381	313,670	42.9
Midland States Bancorp, Inc.	38,421	978,967	134.0

Security	Shares	Value	% of Basket Value

United States (continued)
MidWestOne Financial Group, Inc.	5,212	$162,354	22.2%
MillerKnoll, Inc.	3,918	93,562	12.8
Mister Car Wash, Inc.	48,368	496,739	68.0
Mitek Systems, Inc.	13,993	137,971	18.9
Model N, Inc.	17,460	692,464	94.8
ModivCare, Inc.	1,883	201,971	27.7
Moelis & Co., Class A	8,867	414,532	56.8
Momentive Global, Inc.	14,605	112,605	15.4
Monarch Casino & Resort, Inc.	5,374	411,756	56.4
Monro, Inc.	3,094	157,485	21.6
Montauk Renewables, Inc.	1,885	20,942	2.9
Movado Group, Inc.	1,050	37,128	5.1
Mr. Cooper Group, Inc.	1,721	79,149	10.8
MRC Global, Inc.	63,157	858,935	117.6
MSA Safety, Inc.	350	47,736	6.5
Mueller Industries, Inc.	6,394	419,127	57.4
Myers Industries, Inc.	4,804	115,680	15.8
Nabors Industries Ltd.	3,405	604,524	82.8
Napco Security Technologies, Inc.	10,384	300,824	41.2
National Beverage Corp.	8,623	381,137	52.2
National Health Investors, Inc.	1,887	111,012	15.2
National Research Corp.	907	42,103	5.8
Nektar Therapeutics, Class A	83,775	227,868	31.2
NeoGenomics, Inc.	7,835	93,080	12.7
NETGEAR, Inc.	9,343	186,580	25.5
Nevro Corp.	1,402	51,481	7.0
NexPoint Residential Trust, Inc.	26,869	1,356,884	185.8
NextGen Healthcare, Inc.	13,463	256,066	35.1
Novavax, Inc.	14,970	163,323	22.4
NOW, Inc.	12,597	176,862	24.2
Nurix Therapeutics, Inc.	1,163	14,293	2.0
NuVasive, Inc.	415	18,924	2.6
Oceaneering International, Inc.	3,251	69,409	9.5
Office Properties Income Trust	1,786	30,648	4.2
Old Second Bancorp, Inc.	30,701	521,610	71.4
Omega Flex, Inc.	236	25,087	3.4
Omnicell, Inc.	10,406	577,221	79.0
OPKO Health, Inc.	6,326	8,161	1.1
Organogenesis Holdings, Inc., Class A	7,774	19,901	2.7
Orthofix Medical, Inc.	5,973	129,196	17.7
Oscar Health, Inc., Class A	12,809	49,187	6.7
OSI Systems, Inc.	82	7,766	1.1
Otter Tail Corp.	7,825	501,974	68.7
Oxford Industries, Inc.	2,502	293,284	40.2
Pacira BioSciences, Inc.	11,682	458,752	62.8
Pactiv Evergreen, Inc.	3,262	37,546	5.1
PagerDuty, Inc.	7,641	227,625	31.2
Palomar Holdings, Inc.	3,764	192,378	26.3
Par Pacific Holdings, Inc.	12,757	340,995	46.7
PAR Technology Corp.	2,236	76,002	10.4
Paramount Group, Inc.	28,271	182,348	25.0
Parsons Corp.	234	10,184	1.4
Patrick Industries, Inc.	3,599	255,421	35.0
Paycor HCM, Inc.	1,869	46,931	6.4
Payoneer Global, Inc.	1,976	11,777	1.6
Pebblebrook Hotel Trust	62,622	1,027,001	140.6
Pegasystems, Inc.	382	14,852	2.0
Peoples Bancorp, Inc.	20,058	595,121	81.5
PGT Innovations, Inc.	25,719	558,102	76.4
Photronics, Inc.	14,539	263,447	36.1
Phreesia, Inc.	820	30,742	4.2
PJT Partners, Inc., Class A	667	53,380	7.3

57

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Plains GP Holdings LP, Class A	26,298	$344,241	47.1%
Playa Hotels & Resorts NV	38,757	293,778	40.2
Premier Financial Corp.	11,883	297,313	40.7
Prestige Consumer Healthcare, Inc.	7,574	498,066	68.2
PriceSmart, Inc.	1,556	115,626	15.8
Primoris Services Corp.	5,430	144,438	19.8
PROG Holdings, Inc.	1,411	31,451	4.3
ProPetro Holding Corp.	4,140	41,193	5.6
PROS Holdings, Inc.	20,070	505,764	69.2
Protagonist Therapeutics, Inc.	6,719	89,295	12.2
Proto Labs, Inc.	1,607	49,174	6.7
Q2 Holdings, Inc.	21,351	698,605	95.6
Quaker Chemical Corp.	2,531	498,278	68.2
Quanex Building Products Corp.	3,919	101,463	13.9
QuinStreet, Inc.	4,911	75,286	10.3
Rapid7, Inc.	8,184	326,296	44.7
Rayonier, Inc.	4,910	178,675	24.5
RE/MAX Holdings, Inc., Class A	7,898	180,153	24.7
REGENXBIO, Inc., Registered Shares	1,931	44,818	6.1
Repay Holdings Corp., Class A	4,895	47,677	6.5
Revance Therapeutics, Inc.	2,289	79,383	10.9
Revolve Group, Inc.	8,821	251,751	34.5
REX American Resources Corp.	1,800	58,896	8.1
RLJ Lodging Trust	82,150	1,032,625	141.4
RMR Group, Inc., Class A	21,744	674,499	92.3
RPC, Inc.	4,214	41,803	5.7
RPT Realty	13,772	144,331	19.8
Rush Enterprises, Inc., Class A	8,387	451,304	61.8
Rush Enterprises, Inc., Class B	6,678	388,459	53.2
Sabre Corp.	35,892	244,425	33.5
Safehold, Inc.	4,692	164,043	22.5
Sandy Spring Bancorp, Inc.	5,677	191,883	26.3
Sangamo Therapeutics, Inc.	34,132	119,121	16.3
Sanmina Corp.	1,096	66,779	9.1
ScanSource, Inc.	1,245	40,998	5.6
Schnitzer Steel Industries, Inc., Class A	271	9,171	1.3
Scholastic Corp.	5,613	248,319	34.0
Semtech Corp.	6,367	210,302	28.8
Seritage Growth Properties	5,097	61,929	8.5
Service Properties Trust	2,345	20,894	2.9
Shoe Carnival, Inc.	1,602	43,751	6.0
Shutterstock, Inc.	7,032	529,299	72.5
Shyft Group, Inc.	5,934	197,543	27.0
Signet Jewelers Ltd.	3,478	267,145	36.6
Simpson Manufacturing Co., Inc.	2,658	284,698	39.0
Simulations Plus, Inc.	2,712	111,572	15.3
Sinclair Broadcast Group, Inc., Class A	14,018	289,191	39.6
Sitio Royalties Corp., Class A	1	14	0.0
Skyline Champion Corp.	3,151	185,751	25.4
SL Green Realty Corp.	12,390	509,848	69.8
SmartFinancial, Inc.	308	8,307	1.1
SpartanNash Co.	3,599	114,016	15.6
Sportsman’s Warehouse Holdings, Inc.	6,344	59,824	8.2
SPX Technologies, Inc.	1,348	101,113	13.8
STAAR Surgical Co.	5,476	386,332	52.9
Standard Motor Products, Inc.	1,459	59,031	8.1
Sterling Infrastructure, Inc.	10,907	396,906	54.3
Steven Madden Ltd.	8,407	301,391	41.3
Stitch Fix, Inc., Class A	48,776	254,123	34.8
Stoke Therapeutics, Inc.	10,440	103,982	14.2
Stride, Inc.	635	27,261	3.7

Security	Shares	Value	% of Basket Value

United States (continued)
Summit Hotel Properties, Inc.	7,309	$62,273	8.5%
Summit Materials, Inc., Class A	1	30	0.0
SunCoke Energy, Inc.	6,343	57,785	7.9
Sunnova Energy International, Inc.	8,795	171,327	23.5
Supernus Pharmaceuticals, Inc.	20,640	846,446	115.9
Sylvamo Corp.	807	38,357	5.3
Tandem Diabetes Care, Inc.	3,205	130,572	17.9
Target Hospitality Corp.	5,357	82,257	11.3
TechTarget, Inc.	4,452	220,508	30.2
Thryv Holdings, Inc.	3,634	81,293	11.1
Titan International, Inc.	1,531	25,552	3.5
Titan Machinery, Inc.	4,041	177,562	24.3
Travere Therapeutics, Inc.	11,453	256,547	35.1
Tri Pointe Homes, Inc.	15,272	337,358	46.2
TriNet Group, Inc.	8,309	626,914	85.8
Triumph Financial, Inc.	601	33,494	4.6
TrueBlue, Inc.	19,221	377,308	51.7
Turning Point Brands, Inc.	9,932	230,522	31.6
Tutor Perini Corp.	45,180	414,301	56.7
U.S. Cellular Corp.	11,537	282,195	38.6
U.S. Silica Holdings, Inc.	55,863	683,763	93.6
Ultragenyx Pharmaceutical, Inc.	6,701	303,756	41.6
Under Armour, Inc., Class C	845	9,210	1.3
United Fire Group, Inc.	17,349	546,320	74.8
Unitil Corp.	2,703	141,015	19.3
Univest Financial Corp.	12,206	331,393	45.4
Upwork, Inc.	32,043	415,277	56.9
Urban Outfitters, Inc.	3,547	97,152	13.3
USANA Health Sciences, Inc.	8,092	472,896	64.7
UWM Holdings Corp.	10,229	46,849	6.4
V2X, Inc.	2,333	103,025	14.1
Vanda Pharmaceuticals, Inc.	36,343	279,114	38.2
Varex Imaging Corp.	7,375	158,489	21.7
Varonis Systems, Inc., Class B	4,374	113,024	15.5
Veeco Instruments, Inc.	10,462	207,775	28.4
Veracyte, Inc.	4,022	101,073	13.8
Vericel Corp.	913	25,080	3.4
Verint Systems, Inc.	19,210	729,404	99.9
Veritex Holdings, Inc.	11,424	321,586	44.0
Veritiv Corp.	407	50,891	7.0
Viad Corp.	1,260	37,233	5.1
Vicor Corp.	3,880	269,388	36.9
Victory Capital Holdings, Inc., Class A	10,569	313,265	42.9
ViewRay, Inc.	6,532	29,982	4.1
Vimeo, Inc.	26,077	118,390	16.2
Virtus Investment Partners, Inc.	55	11,818	1.6
Vishay Precision Group, Inc.	410	17,704	2.4
Vital Farms, Inc.	13,820	242,956	33.3
Winmark Corp.	3,251	912,881	125.0
Wolverine World Wide, Inc.	858	13,840	1.9
World Fuel Services Corp.	11,533	326,384	44.7
Xencor, Inc.	5,704	187,776	25.7
Xerox Holdings Corp.	9,984	163,538	22.4
XPEL, Inc.	636	48,381	6.6
Yelp, Inc., Class A	17,282	544,556	74.6
Yext, Inc.	55,374	384,849	52.7
Zeta Global Holdings Corp., Class A	25,599	232,439	31.8
ZipRecruiter, Inc., Class A	18,547	364,263	49.9

S C H E D U L E O F I N V E S T M E N T S	58

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zumiez, Inc.	14,395	$371,823	50.9%
Zuora, Inc., Class A	67,182	532,081	72.8

		109,349,987

Preferred Stocks

Germany
Schaeffler AG	94,518	678,402	92.9

Total Reference Entity — Long		215,464,952

Reference Entity — Short

Common Stocks

Australia
Aussie Broadband Ltd.	(5,487)	(11,704)	(1.6)
Australian Clinical Labs Ltd.	(10,194)	(22,379)	(3.1)
Bapcor Ltd.	(2,317)	(10,478)	(1.4)
Bega Cheese Ltd.	(76,465)	(210,462)	(28.8)
Bellevue Gold Ltd.	(193,505)	(164,182)	(22.5)
Blackmores Ltd.	(1,015)	(63,043)	(8.6)
Boss Energy Ltd.	(5,146)	(9,463)	(1.3)
Breville Group Ltd.	(6,948)	(112,022)	(15.3)
Capricorn Metals Ltd.	(65,524)	(211,240)	(28.9)
Centuria Industrial REIT	(58,636)	(139,418)	(19.1)
Charter Hall Long Wale REIT	(42,540)	(137,669)	(18.8)
Collins Foods Ltd.	(2,731)	(15,583)	(2.1)
Corporate Travel Management Ltd.	(10,812)	(141,693)	(19.4)
Costa Group Holdings Ltd.	(14,982)	(31,170)	(4.3)
De Grey Mining Ltd.	(113,245)	(120,005)	(16.4)
Dicker Data Ltd.	(3,531)	(26,654)	(3.7)
G8 Education Ltd.	(144,555)	(128,574)	(17.6)
Grange Resources Ltd.	(201,028)	(145,060)	(19.9)
GUD Holdings Ltd.	(26,118)	(155,156)	(21.2)
Hansen Technologies Ltd.	(20,544)	(77,625)	(10.6)
Healius Ltd.	(135,970)	(310,194)	(42.5)
HomeCo Daily Needs REIT	(194,545)	(186,737)	(25.6)
Imugene Ltd.	(1,689,376)	(163,457)	(22.4)
Ingenia Communities Group	(49,164)	(161,911)	(22.2)
Inghams Group Ltd.	(498,662)	(1,025,171)	(140.4)
Integral Diagnostics Ltd.	(4,946)	(11,204)	(1.5)
InvoCare Ltd.	(76,358)	(624,031)	(85.4)
IRESS Ltd.	(62,737)	(442,730)	(60.6)
Jervois Global Ltd.	(491,844)	(85,676)	(11.7)
Karoon Energy Ltd.	(72,076)	(119,229)	(16.3)
Kelsian Group Ltd.	(51,286)	(212,702)	(29.1)
Leo Lithium Ltd.	(291,767)	(127,275)	(17.4)
Link Administration Holdings Ltd.	(100,114)	(136,451)	(18.7)
Mayne Pharma Group Ltd.	(1,638)	(3,507)	(0.5)
Megaport Ltd.	(8,901)	(37,021)	(5.1)
nib holdings Ltd.	(20,239)	(112,825)	(15.4)
Nickel Industries Ltd.	(86,758)	(67,834)	(9.3)
OceanaGold Corp.	(150,137)	(324,974)	(44.5)
Omni Bridgeway Ltd.	(115,846)	(332,580)	(45.5)
Paladin Energy Ltd.	(297,941)	(181,692)	(24.9)
PEXA Group Ltd.	(6,392)	(59,016)	(8.1)
PointsBet Holdings Ltd.	(323,085)	(325,567)	(44.6)
Sayona Mining Ltd.	(1,864,871)	(348,806)	(47.8)
Select Harvests Ltd.	(19,123)	(54,123)	(7.4)
Sigma Healthcare Ltd.	(274,831)	(123,508)	(16.9)
Super Retail Group Ltd.	(33,642)	(303,588)	(41.6)
Telix Pharmaceuticals Ltd.	(34,174)	(173,053)	(23.7)

Security	Shares	Value	% of Basket Value

Australia (continued)
United Malt Group Ltd.	(139,838)	$(361,582)	(49.5)%
Webjet Ltd.	(5,788)	(28,209)	(3.9)
West African Resources Ltd.	(72,782)	(57,675)	(7.9)

		(8,435,908)

Austria
EVN AG	(1,277)	(26,945)	(3.7)
Semperit AG Holding	(6,932)	(170,254)	(23.3)

		(197,199)

Bahamas
OneSpaWorld Holdings Ltd.	(5,172)	(54,358)	(7.4)

Belgium
Aedifica SA	(2,660)	(233,420)	(32.0)
Bekaert SA	(11,055)	(466,355)	(63.8)
Biocartis Group NV	(30)	(23)	(0.0)
bpost SA	(65,006)	(352,429)	(48.2)
Cofinimmo SA	(7,721)	(702,295)	(96.2)
Kinepolis Group NV	(8,743)	(370,097)	(50.7)
Telenet Group Holding NV	(9,565)	(164,873)	(22.6)
Tessenderlo Group SA	(2,092)	(73,981)	(10.1)
VGP NV	(1,266)	(126,500)	(17.3)
Xior Student Housing NV	(1,561)	(52,445)	(7.2)

		(2,542,418)

Bermuda
Cool Co. Ltd.	(8,369)	(88,660)	(12.2)
Flow Traders Ltd.	(12,527)	(322,219)	(44.1)

		(410,879)

Brazil
ERO Copper Corp.	(15,699)	(257,805)	(35.3)

Canada
Absolute Software Corp.	(20,055)	(233,627)	(32.0)
Adentra, Inc.	(11,090)	(268,384)	(36.7)
Advantage Energy Ltd.	(7,555)	(47,128)	(6.4)
Ag Growth International, Inc.	(2,315)	(86,664)	(11.9)
Algoma Steel Group, Inc.	(11,739)	(98,461)	(13.5)
Allied Properties Real Estate Investment Trust	(321)	(7,160)	(1.0)
Altus Group Ltd.	(3,239)	(138,611)	(19.0)
ATS Corp.	(4,612)	(186,761)	(25.6)
Aurinia Pharmaceuticals, Inc.	(23,096)	(209,019)	(28.6)
Brookfield Asset Management Ltd., Class A	(838)	(27,359)	(3.7)
Brookfield Reinsurance Ltd.	(2,990)	(111,596)	(15.3)
Canadian Western Bank	(655)	(13,843)	(1.9)
Choice Properties Real Estate Investment Trust	(54,605)	(614,360)	(84.1)
Cogeco, Inc.	(4,231)	(188,599)	(25.8)
Converge Technology Solutions Corp.	(67,529)	(292,336)	(40.0)
Definity Financial Corp.	(2,634)	(70,970)	(9.7)
Denison Mines Corp.	(81,294)	(116,697)	(16.0)
Dye & Durham Ltd.	(20,961)	(335,237)	(45.9)
Enerflex Ltd.	(32,675)	(235,752)	(32.3)
Filo Mining Corp.	(24,828)	(443,920)	(60.8)
Frontera Energy Corp.	(6,037)	(55,082)	(7.5)
Headwater Exploration, Inc.	(42,838)	(209,272)	(28.6)
InterRent Real Estate Investment Trust	(3,727)	(40,364)	(5.5)
Jamieson Wellness, Inc.	(1,143)	(31,845)	(4.4)
K92 Mining, Inc.	(2,009)	(11,626)	(1.6)
Lassonde Industries, Inc., Class A	(53)	(4,654)	(0.6)
MAG Silver Corp.	(16,914)	(232,249)	(31.8)

59

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Maple Leaf Foods, Inc.	(40,537)	$(770,494)	(105.5)%
Minto Apartment Real Estate Investment Trust	(23,096)	(294,049)	(40.3)
NorthWest Healthcare Properties Real Estate Investment Trust	(11,294)	(85,476)	(11.7)
Obsidian Energy Ltd.	(990)	(6,563)	(0.9)
Orla Mining Ltd.	(19,756)	(85,227)	(11.7)
Pipestone Energy Corp.	(257,854)	(573,633)	(78.5)
Pollard Banknote Ltd.	(7,921)	(111,801)	(15.3)
Premium Brands Holdings Corp., Class A	(6,924)	(484,167)	(66.3)
Primaris Real Estate Investment Trust	(10,445)	(119,872)	(16.4)
Seabridge Gold, Inc.	(939)	(12,350)	(1.7)
SilverCrest Metals, Inc.	(63,206)	(413,282)	(56.6)
Skeena Resources Ltd.	(123,891)	(738,383)	(101.1)
Solaris Resources, Inc.	(1,390)	(7,261)	(1.0)
Spartan Delta Corp.	(24,683)	(278,821)	(38.2)
Stella-Jones, Inc.	(11,628)	(423,154)	(57.9)
StorageVault Canada, Inc.	(106,774)	(515,995)	(70.6)
Superior Plus Corp.	(29,318)	(237,091)	(32.5)
Tucows, Inc., Class A	(1,405)	(46,604)	(6.4)
Uni-Select, Inc.	(5,361)	(159,877)	(21.9)
Uranium Energy Corp.	(47,581)	(191,751)	(26.3)
Victoria Gold Corp.	(1,318)	(10,391)	(1.4)
Winpak Ltd.	(6,570)	(205,215)	(28.1)
Xenon Pharmaceuticals, Inc.	(9,107)	(355,993)	(48.7)

		(10,439,026)

China
E-Commodities Holdings Ltd.	(118,000)	(24,889)	(3.4)
Fosun Tourism Group	(160,200)	(231,096)	(31.7)

		(255,985)

Cyprus
Atalaya Mining PLC	(7,193)	(30,949)	(4.2)

Denmark
Cadeler A/S	(52,199)	(217,281)	(29.7)
NTG Nordic Transport Group A/S	(3,743)	(153,058)	(21.0)

		(370,339)

Faeroe Islands
Bakkafrost P/F	(252)	(15,590)	(2.1)

Finland
Aktia Bank OYJ	(15,346)	(181,516)	(24.9)
Kemira OYJ	(5,955)	(96,616)	(13.2)
Metsa Board OYJ, Class B	(34,224)	(305,502)	(41.8)
Puuilo OYJ	(17,825)	(122,668)	(16.8)
Sanoma OYJ	(15,438)	(164,217)	(22.5)
Talenom OYJ	(984)	(9,724)	(1.3)
TietoEVRY OYJ	(7,845)	(238,912)	(32.7)
Tokmanni Group Corp.	(41,872)	(539,881)	(73.9)

		(1,659,036)

France
ABC arbitrage	(7,452)	(52,497)	(7.2)
Altarea SCA	(1,621)	(220,933)	(30.2)
Alten SA	(904)	(138,905)	(19.0)
Antin Infrastructure Partners SA	(20,293)	(457,115)	(62.6)
CGG SA	(596,926)	(502,708)	(68.8)
Etablissements Maurel et Prom SA	(3,787)	(15,217)	(2.1)
Euroapi SA	(16,456)	(264,148)	(36.2)
Fnac Darty SA	(2,966)	(110,078)	(15.1)
Maisons du Monde SA	(5,549)	(68,241)	(9.3)

Security	Shares	Value	% of Basket Value

France (continued)
Mercialys SA	(19,660)	$(218,340)	(29.9)%
Metropole Television SA	(1,414)	(22,521)	(3.1)
Societe BIC SA	(2,385)	(173,165)	(23.7)
Sopra Steria Group SACA	(2,176)	(361,919)	(49.5)
Trigano SA	(1,905)	(265,547)	(36.4)
Voltalia SA, Registered Shares	(1,046)	(19,764)	(2.7)

		(2,891,098)

Germany
About You Holding SE	(2,018)	(13,266)	(1.8)
Auto1 Group SE	(892)	(7,226)	(1.0)
BayWa AG	(6,347)	(289,466)	(39.6)
CECONOMY AG	(21,772)	(53,395)	(7.3)
Cewe Stiftung & Co. KGAA	(2,708)	(268,409)	(36.8)
CompuGroup Medical SE & Co. KgaA	(1,686)	(79,018)	(10.8)
Energiekontor AG	(954)	(81,851)	(11.2)
Hamborner REIT AG	(15,532)	(121,568)	(16.7)
Hamburger Hafen und Logistik AG	(2,911)	(41,113)	(5.6)
Indus Holding AG	(2,821)	(74,585)	(10.2)
Instone Real Estate Group SE	(6,345)	(64,746)	(8.9)
Jenoptik AG	(10,206)	(317,183)	(43.4)
JOST Werke AG	(2,262)	(130,971)	(17.9)
Medios AG	(7,683)	(150,633)	(20.6)
PNE AG	(11,507)	(206,718)	(28.3)
SGL Carbon SE	(18,608)	(161,257)	(22.1)
Sixt SE	(294)	(22,310)	(3.1)
Software AG	(4,277)	(119,202)	(16.3)
Stroeer SE & Co. KGaA	(7,052)	(386,668)	(53.0)
Suedzucker AG	(13,651)	(221,463)	(30.3)
Synlab AG	(8,942)	(98,233)	(13.5)
Takkt AG	(7,529)	(116,416)	(15.9)
Vossloh AG	(200)	(8,814)	(1.2)
Wuestenrot & Wuerttembergische AG	(4,652)	(84,931)	(11.6)

		(3,119,442)

Hong Kong
Apollo Future Mobility Group Ltd.	(212,000)	(5,530)	(0.8)
CK Life Sciences International Holdings, Inc.	(486,000)	(50,381)	(6.9)
EC Healthcare	(63,000)	(75,606)	(10.3)
Pacific Textiles Holdings Ltd.	(40,000)	(14,400)	(2.0)
Prosperity REIT	(655,000)	(190,567)	(26.1)
SUNeVision Holdings Ltd.	(160,000)	(92,783)	(12.7)
Viva China Holdings Ltd.	(104,000)	(18,919)	(2.6)

		(448,186)

Ireland
C&C Group PLC	(425,643)	(845,882)	(115.8)
Cairn Homes PLC	(80,431)	(85,503)	(11.7)
COSMO Pharmaceuticals NV	(1,022)	(74,236)	(10.2)
Keywords Studios PLC	(6,776)	(237,996)	(32.6)
Prothena Corp. PLC	(897)	(50,725)	(6.9)

		(1,294,342)

Israel
Camtek Ltd.	(3,382)	(89,214)	(12.2)
Innovid Corp.	(7,537)	(16,958)	(2.3)
Isracard Ltd.	(2,889)	(9,739)	(1.3)
JFrog Ltd.	(585)	(15,040)	(2.1)
Nano Dimension Ltd., ADR	(14,727)	(40,647)	(5.6)

S C H E D U L E O F I N V E S T M E N T S	60

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Perion Network Ltd.	(4,089)	$(137,535)	(18.8)%
Taro Pharmaceutical Industries Ltd.	(2,004)	(59,759)	(8.2)

		(368,892)

Italy
Antares Vision SpA	(15,769)	(146,361)	(20.0)
Ariston Holding NV	(2,749)	(28,451)	(3.9)
Banca Farmafactoring SpA	(1,238)	(11,449)	(1.6)
Digital Bros SpA	(14,669)	(347,024)	(47.5)
doValue SpA	(5,973)	(48,656)	(6.7)
Enav SpA	(6,426)	(29,585)	(4.0)
Fila SpA	(9,028)	(70,229)	(9.6)
Gruppo MutuiOnline SpA	(803)	(25,591)	(3.5)
GVS SpA	(4,019)	(21,234)	(2.9)
Illimity Bank SpA	(8,037)	(65,947)	(9.0)
Industrie De Nora SpA	(6,985)	(130,005)	(17.8)
Italmobiliare SpA	(263)	(7,045)	(1.0)
MFE-MediaForEurope NV, Class A	(493,810)	(216,411)	(29.6)
Technogym SpA	(30,053)	(266,568)	(36.5)
Technoprobe SpA	(4,634)	(34,063)	(4.7)

		(1,448,619)

Japan
77 Bank Ltd.	(2,200)	(39,291)	(5.4)
ADEKA Corp.	(19,300)	(326,580)	(44.7)
Aeon Hokkaido Corp.	(6,600)	(46,322)	(6.3)
Aichi Financial Group, Inc.	(1,800)	(32,149)	(4.4)
Aiful Corp.	(94,500)	(285,720)	(39.1)
Airtrip Corp.	(20,500)	(420,583)	(57.6)
Alpha Systems, Inc.	(3,600)	(116,705)	(16.0)
Appier Group, Inc.	(35,500)	(453,885)	(62.1)
ARCLANDS Corp.	(70,000)	(788,686)	(108.0)
Arcs Co. Ltd.	(1,700)	(28,729)	(3.9)
ARTERIA Networks Corp.	(20,300)	(196,143)	(26.9)
Asahi Holdings, Inc.	(43,400)	(682,826)	(93.5)
Atom Corp.	(55,400)	(338,903)	(46.4)
Awa Bank Ltd.	(27,600)	(464,492)	(63.6)
Axial Retailing, Inc.	(5,300)	(143,696)	(19.7)
Belc Co. Ltd.	(3,600)	(155,113)	(21.2)
Bushiroad, Inc.	(2,000)	(10,476)	(1.4)
Cawachi Ltd.	(1,400)	(24,186)	(3.3)
Chofu Seisakusho Co. Ltd.	(3,500)	(56,963)	(7.8)
COLOPL, Inc.	(29,300)	(150,038)	(20.5)
Colowide Co. Ltd.	(20,100)	(284,730)	(39.0)
Daiho Corp.	(2,000)	(56,471)	(7.7)
Daiki Aluminium Industry Co. Ltd.	(65,500)	(726,087)	(99.4)
Daikokutenbussan Co. Ltd.	(4,200)	(175,904)	(24.1)
Daishi Hokuetsu Financial Group, Inc.	(43,000)	(1,025,906)	(140.5)
Daiwabo Holdings Co. Ltd.	(23,000)	(348,126)	(47.7)
DCM Holdings Co. Ltd.	(18,300)	(166,540)	(22.8)
Dexerials Corp.	(800)	(17,101)	(2.3)
Duskin Co. Ltd.	(2,400)	(56,092)	(7.7)
Earth Corp.	(1,900)	(74,180)	(10.2)
EDION Corp.	(23,900)	(236,057)	(32.3)
eRex Co. Ltd.	(6,500)	(120,321)	(16.5)
ES-Con Japan Ltd.	(58,700)	(379,447)	(51.9)
Exedy Corp.	(58,200)	(782,855)	(107.2)
Fuji Seal International, Inc.	(8,600)	(111,771)	(15.3)
Fuji Soft, Inc.	(2,700)	(161,156)	(22.1)
Fujicco Co. Ltd.	(4,600)	(66,896)	(9.2)
Fujio Food Group, Inc.	(41,200)	(448,635)	(61.4)

Security	Shares	Value	% of Basket Value

Japan (continued)
Fujitec Co. Ltd.	(17,900)	$(443,511)	(60.7)%
Fukushima Galilei Co. Ltd.	(2,800)	(95,045)	(13.0)
GLOBERIDE, Inc.	(19,900)	(408,008)	(55.9)
Glory Ltd.	(66,400)	(1,161,343)	(159.0)
GMO Financial Gate, Inc.	(1,200)	(76,829)	(10.5)
GMO Financial Holdings, Inc.	(24,900)	(105,905)	(14.5)
GMO GlobalSign Holdings KK	(3,200)	(106,659)	(14.6)
Gunze Ltd.	(300)	(9,879)	(1.3)
Hakuto Co. Ltd.	(2,800)	(98,015)	(13.4)
Hanwa Co. Ltd.	(1,400)	(44,578)	(6.1)
Heiwa Real Estate REIT, Inc.	(94)	(109,323)	(15.0)
Hirata Corp.	(6,300)	(311,704)	(42.7)
HIS Co. Ltd.	(6,700)	(109,790)	(15.0)
Hogy Medical Co. Ltd.	(2,800)	(72,721)	(10.0)
Hokuetsu Corp.	(80,800)	(520,146)	(71.2)
Hokuhoku Financial Group, Inc.	(25,800)	(204,335)	(28.0)
Hokuto Corp.	(29,100)	(422,958)	(57.9)
Hoshino Resorts REIT, Inc.	(19)	(108,850)	(14.9)
Hyakugo Bank Ltd.	(121,700)	(393,046)	(53.8)
Ichibanya Co. Ltd.	(2,100)	(76,411)	(10.5)
Idec Corp.	(1,800)	(42,861)	(5.9)
Inabata & Co. Ltd.	(2,600)	(50,468)	(6.9)
Inageya Co. Ltd.	(4,800)	(48,001)	(6.6)
Insource Co. Ltd.	(7,100)	(79,879)	(10.9)
IR Japan Holdings Ltd.	(4,400)	(62,026)	(8.5)
Iriso Electronics Co. Ltd.	(4,700)	(157,723)	(21.6)
Itochu Advance Logistics Investment Corp.	(135)	(145,216)	(19.9)
Itochu Enex Co. Ltd.	(4,600)	(39,428)	(5.4)
Itochu-Shokuhin Co. Ltd.	(1,000)	(38,811)	(5.3)
J Trust Co. Ltd.	(9,000)	(39,529)	(5.4)
Jaccs Co. Ltd.	(4,900)	(158,075)	(21.6)
Japan Display, Inc.	(380,400)	(129,172)	(17.7)
Japan Elevator Service Holdings Co. Ltd.	(4,600)	(64,939)	(8.9)
JDC Corp.	(5,000)	(21,415)	(2.9)
J-Oil Mills, Inc.	(14,400)	(174,930)	(23.9)
JTOWER, Inc.	(6,600)	(316,123)	(43.3)
Juroku Financial Group, Inc.	(2,700)	(64,975)	(8.9)
Kameda Seika Co. Ltd.	(1,800)	(60,879)	(8.3)
Kanamoto Co. Ltd.	(6,100)	(106,097)	(14.5)
Kanto Denka Kogyo Co. Ltd.	(29,600)	(229,784)	(31.5)
Kappa Create Co. Ltd.	(17,400)	(190,012)	(26.0)
Katakura Industries Co. Ltd.	(9,400)	(127,669)	(17.5)
Keiyo Bank Ltd.	(19,900)	(94,523)	(12.9)
KH Neochem Co. Ltd.	(14,800)	(315,451)	(43.2)
Kisoji Co. Ltd.	(24,100)	(398,706)	(54.6)
Ki-Star Real Estate Co. Ltd.	(28,400)	(1,080,391)	(147.9)
Kiyo Bank Ltd.	(55,000)	(699,136)	(95.7)
Koa Corp.	(17,400)	(253,622)	(34.7)
Kohnan Shoji Co. Ltd.	(19,500)	(502,387)	(68.8)
Komeri Co. Ltd.	(18,300)	(375,405)	(51.4)
Konishi Co. Ltd.	(12,600)	(178,613)	(24.5)
Kura Sushi, Inc.	(400)	(9,293)	(1.3)
KYB Corp.	(17,500)	(495,936)	(67.9)
KYORIN Holdings, Inc.	(15,500)	(205,448)	(28.1)
Leopalace21 Corp.	(140,700)	(349,205)	(47.8)
LITALICO, Inc.	(4,700)	(95,950)	(13.1)
Management Solutions Co. Ltd.	(8,500)	(230,910)	(31.6)
Maruha Nichiro Corp.	(17,700)	(336,088)	(46.0)
MARUKA FURUSATO Corp.	(400)	(10,760)	(1.5)
Maruwa Co. Ltd.	(2,300)	(294,008)	(40.2)
Maxvalu Tokai Co. Ltd.	(800)	(17,351)	(2.4)

61

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Meiko Electronics Co. Ltd.	(10,200)	$(228,655)	(31.3)%
Micronics Japan Co. Ltd.	(11,400)	(122,284)	(16.7)
Mitani Sekisan Co. Ltd.	(4,400)	(143,761)	(19.7)
Mitsubishi Estate Logistics REIT Investment Corp.	(87)	(273,467)	(37.4)
Mitsubishi Research Institute, Inc.	(1,900)	(73,926)	(10.1)
Mitsuuroko Group Holdings Co. Ltd.	(11,900)	(108,086)	(14.8)
Mizuno Corp.	(2,500)	(56,724)	(7.8)
Modec, Inc.	(7,800)	(84,896)	(11.6)
Mori Trust Hotel REIT, Inc.	(94)	(97,378)	(13.3)
Musashi Seimitsu Industry Co. Ltd.	(2,600)	(35,831)	(4.9)
Nachi-Fujikoshi Corp.	(16,600)	(501,907)	(68.7)
Nafco Co. Ltd.	(1,900)	(23,835)	(3.3)
Nagawa Co. Ltd.	(8,600)	(528,769)	(72.4)
Nanto Bank Ltd.	(11,900)	(246,848)	(33.8)
Nippon Carbon Co. Ltd.	(24,100)	(820,744)	(112.4)
Nishio Rent All Co. Ltd.	(3,400)	(82,018)	(11.2)
Nissha Co. Ltd.	(33,600)	(499,918)	(68.4)
Nojima Corp.	(13,900)	(149,215)	(20.4)
Noritz Corp.	(11,900)	(137,571)	(18.8)
NS United Kaiun Kaisha Ltd.	(17,500)	(527,040)	(72.2)
NTT UD REIT Investment Corp.	(119)	(121,366)	(16.6)
Ogaki Kyoritsu Bank Ltd.	(29,600)	(443,834)	(60.8)
Oisix ra daichi, Inc.	(31,800)	(536,646)	(73.5)
Okasan Securities Group, Inc.	(18,200)	(58,866)	(8.1)
One REIT, Inc.	(264)	(500,422)	(68.5)
Open Door, Inc.	(45,500)	(642,875)	(88.0)
Optorun Co. Ltd.	(4,700)	(92,747)	(12.7)
Organo Corp.	(14,800)	(376,206)	(51.5)
Osaka Soda Co. Ltd.	(2,800)	(91,516)	(12.5)
Outsourcing, Inc.	(75,000)	(582,840)	(79.8)
Pacific Industrial Co. Ltd.	(26,800)	(222,172)	(30.4)
PAL GROUP Holdings Co. Ltd.	(5,900)	(126,532)	(17.3)
Pharma Foods International Co. Ltd.	(44,100)	(452,431)	(61.9)
Pilot Corp.	(1,900)	(67,815)	(9.3)
Raksul, Inc.	(32,200)	(348,574)	(47.7)
Riken Keiki Co. Ltd.	(7,600)	(271,105)	(37.1)
Riken Vitamin Co. Ltd.	(600)	(8,895)	(1.2)
Ringer Hut Co. Ltd.	(500)	(8,723)	(1.2)
Roland Corp.	(8,000)	(238,862)	(32.7)
Rorze Corp.	(7,200)	(553,445)	(75.8)
Ryosan Co. Ltd.	(7,700)	(174,498)	(23.9)
Ryoyo Electro Corp.	(800)	(14,300)	(2.0)
Saibu Gas Holdings Co. Ltd.	(8,000)	(113,094)	(15.5)
Sakata INX Corp.	(7,500)	(63,201)	(8.6)
SAMTY Co. Ltd.	(17,700)	(279,556)	(38.3)
Samty Residential Investment Corp.	(24)	(20,124)	(2.8)
San-Ai Oil Co. Ltd.	(4,600)	(47,859)	(6.5)
SanBio Co. Ltd.	(4,700)	(26,920)	(3.7)
San-In Godo Bank Ltd.	(6,000)	(37,321)	(5.1)
Sanki Engineering Co. Ltd.	(16,700)	(200,519)	(27.5)
Sansan, Inc.	(20,600)	(256,928)	(35.2)
Sanyo Denki Co. Ltd.	(7,100)	(344,191)	(47.1)
SBS Holdings, Inc.	(7,800)	(178,111)	(24.4)
Sekisui Jushi Corp.	(600)	(9,107)	(1.2)
Senko Group Holdings Co. Ltd.	(26,700)	(206,520)	(28.3)
Shibuya Corp.	(4,000)	(78,002)	(10.7)
Shiga Bank Ltd.	(11,500)	(239,370)	(32.8)
Shima Seiki Manufacturing Ltd.	(1,800)	(27,268)	(3.7)
Shin Nippon Biomedical Laboratories Ltd.	(8,800)	(158,421)	(21.7)
Showa Sangyo Co. Ltd.	(5,100)	(99,496)	(13.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Simplex Holdings, Inc.	(21,700)	$(381,205)	(52.2)%
SOSiLA Logistics REIT, Inc.	(195)	(194,108)	(26.6)
Sparx Group Co. Ltd.	(600)	(8,400)	(1.1)
T Hasegawa Co. Ltd.	(15,600)	(381,898)	(52.3)
Tenma Corp.	(17,300)	(295,394)	(40.4)
Toa Corp.	(11,600)	(224,718)	(30.8)
Toagosei Co. Ltd.	(14,700)	(133,402)	(18.3)
TOC Co. Ltd.	(2,200)	(11,530)	(1.6)
Toho Bank Ltd.	(257,600)	(478,173)	(65.5)
Tokai Tokyo Financial Holdings, Inc.	(89,400)	(260,575)	(35.7)
Tokushu Tokai Paper Co. Ltd.	(10,500)	(235,277)	(32.2)
Tokuyama Corp.	(23,800)	(348,186)	(47.7)
TOMONY Holdings, Inc.	(98,400)	(302,227)	(41.4)
Tomy Co. Ltd.	(44,400)	(438,197)	(60.0)
Topre Corp.	(4,500)	(43,897)	(6.0)
Toyo Tanso Co. Ltd.	(2,700)	(86,232)	(11.8)
Trancom Co. Ltd.	(3,400)	(194,811)	(26.7)
TRE Holdings Corp.	(6,100)	(68,738)	(9.4)
Tsugami Corp.	(6,800)	(75,278)	(10.3)
WingArc1st, Inc.	(3,300)	(50,145)	(6.9)
YAMABIKO Corp.	(24,500)	(214,508)	(29.4)
Yokohama Reito Co. Ltd.	(20,700)	(174,349)	(23.9)
Yokowo Co. Ltd.	(100)	(1,730)	(0.2)
Yonex Co. Ltd.	(13,500)	(132,025)	(18.1)
Zojirushi Corp.	(12,600)	(161,107)	(22.1)

		(41,129,673)

Liechtenstein
Implantica AG, Class A, SDR	(7,960)	(31,094)	(4.3)

Luxembourg
Befesa SA	(9,093)	(521,585)	(71.4)

Macau
MECOM Power and Construction Ltd.	(102,000)	(24,386)	(3.3)

Malta
Kindred Group PLC	(16,970)	(171,010)	(23.4)

Netherlands
AMG Advanced Metallurgical Group NV	(3,494)	(136,485)	(18.7)
Arcadis NV	(4,173)	(181,194)	(24.8)
Basic-Fit NV	(615)	(20,208)	(2.8)
Koninklijke BAM Groep NV	(49,483)	(126,113)	(17.3)
NSI NV	(2,357)	(61,498)	(8.4)
SIF Holding NV	(9)	(109)	(0.0)
TKH Group NV	(3,658)	(166,019)	(22.7)

		(691,626)

New Zealand
Pushpay Holdings Ltd.	(1,058,340)	(887,583)	(121.5)
Warehouse Group Ltd.	(4,317)	(7,255)	(1.0)

		(894,838)

Norway
Aker Carbon Capture ASA	(44,605)	(66,114)	(9.1)
Crayon Group Holding ASA	(23,833)	(240,044)	(32.9)
Europris ASA	(41,535)	(267,593)	(36.6)
FREYR Battery SA	(845)	(7,445)	(1.0)
Hexagon Composites ASA	(34,845)	(117,493)	(16.1)
Hexagon Purus ASA	(6,508)	(17,125)	(2.3)

S C H E D U L E O F I N V E S T M E N T S	62

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Kahoot! ASA	(39,765)	$(70,294)	(9.6)%
Norske Skog ASA	(6,845)	(47,137)	(6.5)

		(833,245)

Portugal
Altri SGPS SA	(45,734)	(230,911)	(31.6)
Corticeira Amorim SGPS SA	(8,835)	(87,309)	(11.9)
CTT-Correios de Portugal SA	(136,432)	(527,752)	(72.3)
Navigator Co. SA	(82,734)	(289,659)	(39.7)
NOS SGPS SA	(94,316)	(404,455)	(55.4)
Semapa-Sociedade de Investimento e Gestao	(680)	(8,974)	(1.2)

		(1,549,060)

Puerto Rico
First BanCorp	(22,802)	(306,687)	(42.0)

Singapore
AEM Holdings Ltd.	(122,500)	(325,181)	(44.5)
AustAsia Group Ltd.	(253,680)	(184,409)	(25.2)
BW Energy Ltd.	(6,037)	(16,961)	(2.3)
Maxeon Solar Technologies Ltd.	(6,714)	(147,439)	(20.2)
OUE Commercial Real Estate Investment Trust	(275,000)	(73,412)	(10.1)
Starhill Global REIT	(394,800)	(171,736)	(23.5)
TDCX, Inc.	(5,937)	(78,250)	(10.7)
Yanlord Land Group Ltd.	(414,500)	(351,046)	(48.1)

		(1,348,434)

Spain
Atresmedia Corp. de Medios de Comunicacion SA	(18,686)	(69,662)	(9.5)
Construcciones y Auxiliar de Ferrocarriles SA	(1,893)	(60,967)	(8.4)
Gestamp Automocion SA	(17,822)	(78,690)	(10.8)
Grenergy Renovables SA	(7,013)	(253,830)	(34.8)
Grupo Catalana Occidente SA	(811)	(25,138)	(3.5)
Opdenergy Holdings SA	(2,011)	(9,685)	(1.3)
Talgo SA	(12,108)	(49,163)	(6.7)
Tecnicas Reunidas SA	(746)	(8,962)	(1.2)
Vidrala SA	(1,758)	(177,338)	(24.3)
Viscofan SA	(2,441)	(157,324)	(21.5)

		(890,759)

Sweden
AcadeMedia AB	(126,912)	(597,770)	(81.8)
Bilia AB, A Shares	(5,432)	(62,764)	(8.6)
Billerud AB	(13,410)	(155,787)	(21.3)
BioArctic AB, Class B	(13,880)	(413,953)	(56.7)
Cint Group AB	(18,454)	(69,266)	(9.5)
Clas Ohlson AB, B Shares	(20,297)	(135,338)	(18.5)
Coor Service Management Holding AB	(35,818)	(228,856)	(31.3)
Dometic Group AB	(5,695)	(35,890)	(4.9)
Duni AB	(5,969)	(51,679)	(7.1)
Dustin Group AB	(41,445)	(139,686)	(19.1)
Electrolux Professional AB, Class B	(18,557)	(86,468)	(11.8)
Granges AB	(18,443)	(154,264)	(21.1)
Hemnet Group AB	(2,779)	(38,692)	(5.3)
Hexpol AB	(23,595)	(254,893)	(34.9)
Hufvudstaden AB, A Shares	(52,253)	(786,938)	(107.7)
Instalco AB	(28,750)	(111,209)	(15.2)
JM AB	(3,535)	(65,900)	(9.0)
KNOW IT AB	(1,772)	(34,634)	(4.8)
Lindab International AB	(3,729)	(52,890)	(7.3)
MEKO AB	(5,108)	(56,614)	(7.8)
Munters Group AB	(13,429)	(128,759)	(17.6)

Security	Shares	Value	% of Basket Value

Sweden (continued)
New Wave Group AB, B Shares	(4,570)	$(102,831)	(14.1)%
PowerCell Sweden AB	(6,927)	(92,878)	(12.7)
Resurs Holding AB	(38,482)	(102,467)	(14.0)
Rvrc Holding AB	(20,195)	(68,734)	(9.4)
SSAB AB, Class B	(61,810)	(421,214)	(57.7)
Stillfront Group AB	(21,211)	(37,020)	(5.1)
Surgical Science Sweden AB	(12,678)	(179,317)	(24.6)
Truecaller AB, Class B	(23,867)	(84,813)	(11.6)
Viaplay Group AB, Class B	(2,201)	(54,343)	(7.4)
Wallenstam AB, B Shares	(13,191)	(60,555)	(8.3)
Wihlborgs Fastigheter AB	(14,246)	(117,289)	(16.1)

		(4,983,711)

Switzerland
ALSO Holding AG, Registered Shares	(1,498)	(305,134)	(41.8)
Bucher Industries AG, Registered Shares	(485)	(220,998)	(30.3)
Bystronic AG	(165)	(123,987)	(17.0)
Daetwyler Holding AG	(983)	(208,481)	(28.5)
dormakaba Holding AG	(1,621)	(677,216)	(92.7)
Forbo Holding AG, Registered Shares	(134)	(176,308)	(24.1)
Interroll Holding AG, Registered Shares	(101)	(314,603)	(43.1)
Komax Holding AG, Registered Shares	(411)	(135,225)	(18.5)
Mobilezone Holding AG, Registered Shares	(3,687)	(66,949)	(9.2)
Mobimo Holding AG, Registered Shares	(1,683)	(432,770)	(59.2)
Peach Property Group AG	(8,566)	(185,411)	(25.4)
PolyPeptide Group AG	(1,959)	(56,916)	(7.8)
SFS Group AG	(2,471)	(284,300)	(38.9)
Siegfried Holding AG, Registered Shares	(131)	(96,236)	(13.2)
SKAN Group AG	(843)	(62,707)	(8.6)
Softwareone Holding AG	(14,493)	(234,009)	(32.0)
St Galler Kantonalbank AG, Registered Shares	(691)	(378,657)	(51.8)
Stadler Rail AG	(1,056)	(40,279)	(5.5)
Trifork Holding AG	(733)	(16,668)	(2.3)
TX Group AG	(234)	(36,687)	(5.0)
Valiant Holding AG, Registered Shares	(1,949)	(222,698)	(30.5)
Zehnder Group AG	(389)	(28,953)	(4.0)

		(4,305,192)

United Kingdom
Assura PLC	(792,488)	(544,688)	(74.6)
Aston Martin Lagonda Global Holdings PLC	(29,791)	(60,877)	(8.3)
Auction Technology Group PLC	(5,721)	(49,654)	(6.8)
Balfour Beatty PLC	(234,024)	(1,057,124)	(144.7)
Bridgepoint Group PLC, Registered Shares	(29,742)	(88,267)	(12.1)
Capita PLC	(23,082)	(7,962)	(1.1)
Close Brothers Group PLC	(17,018)	(203,302)	(27.8)
Coats Group PLC	(98,862)	(88,896)	(12.2)
Computacenter PLC	(1,959)	(53,838)	(7.4)
Cranswick PLC	(7,186)	(281,902)	(38.6)
Dixons Carphone PLC	(246,255)	(197,827)	(27.1)
Elementis PLC	(127,455)	(197,016)	(27.0)
EMIS Group PLC	(17,118)	(396,332)	(54.3)
Energean PLC	(13,345)	(191,670)	(26.2)
Essentra PLC	(92,481)	(247,146)	(33.8)
Finablr PLC	(44,203)	(1)	(0.0)
Firstgroup PLC	(96,686)	(129,212)	(17.7)
GB Group PLC	(5,356)	(23,357)	(3.2)
Greatland Gold PLC	(2,066,688)	(194,661)	(26.6)
Halfords Group PLC	(99,116)	(250,744)	(34.3)
Helios Towers PLC	(67,731)	(89,347)	(12.2)
Hill & Smith PLC	(736)	(11,433)	(1.6)
Home Reit PLC	(350,343)	(164,346)	(22.5)

63

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
IP Group PLC	(64,754)	$(48,697)	(6.7)%
John Wood Group PLC	(25,790)	(45,212)	(6.2)
Kape Technologies PLC	(5,774)	(17,796)	(2.4)
Keller Group PLC	(1,509)	(15,050)	(2.1)
Kier Group PLC	(41,290)	(34,869)	(4.8)
Liontrust Asset Management PLC	(7,332)	(105,052)	(14.4)
LondonMetric Property PLC	(22,297)	(51,953)	(7.1)
Marlowe PLC	(15,755)	(97,506)	(13.3)
Mitie Group PLC	(489,655)	(470,863)	(64.5)
Molten Ventures PLC	(61,163)	(270,583)	(37.0)
Moonpig Group PLC	(5,924)	(8,788)	(1.2)
Oxford Biomedica PLC	(19,218)	(100,932)	(13.8)
Oxford Nanopore Technologies PLC	(68,762)	(200,892)	(27.5)
Petrofac Ltd.	(548,849)	(562,971)	(77.1)
Pets at Home Group PLC	(5,296)	(23,039)	(3.2)
Renewi PLC	(28,849)	(233,742)	(32.0)
S4 Capital PLC	(27,576)	(74,492)	(10.2)
Serica Energy PLC	(10,692)	(33,458)	(4.6)
Supermarket Income Reit PLC	(226,981)	(269,656)	(36.9)
Synthomer PLC	(41,656)	(80,424)	(11.0)
Target Healthcare REIT PLC	(69,073)	(68,977)	(9.4)
TI Fluid Systems PLC	(166,621)	(244,448)	(33.5)
Tullow Oil PLC	(2,309,599)	(1,028,508)	(140.8)
Urban Logistics REIT PLC	(18,333)	(32,434)	(4.4)
Volex PLC	(15,179)	(47,719)	(6.5)
Warehouse Reit PLC	(29,969)	(39,090)	(5.4)
Wincanton PLC	(44,575)	(162,665)	(22.3)
Yellow Cake PLC	(106,210)	(547,216)	(74.9)

		(9,446,634)

United States
23andMe Holding Co., Class A	(10,729)	(26,823)	(3.7)
3D Systems Corp.	(9,243)	(100,379)	(13.7)
908 Devices, Inc.	(3,072)	(28,631)	(3.9)
AAR Corp.	(220)	(11,317)	(1.6)
ABM Industries, Inc.	(13,280)	(622,965)	(85.3)
Accolade, Inc.	(8,400)	(98,028)	(13.4)
Aclaris Therapeutics, Inc.	(5,066)	(85,615)	(11.7)
ACM Research, Inc., Class A	(12,660)	(158,123)	(21.7)
ACV Auctions, Inc., Class A	(12,670)	(124,166)	(17.0)
AdaptHealth Corp., Class A	(5,163)	(110,643)	(15.1)
Addus HomeCare Corp.	(2,162)	(232,458)	(31.8)
Adicet Bio, Inc.	(5,006)	(45,805)	(6.3)
ADTRAN Holdings, Inc.	(7,648)	(144,318)	(19.8)
Aehr Test Systems	(11,465)	(400,816)	(54.9)
Aerovate Therapeutics, Inc.	(3,641)	(83,197)	(11.4)
AeroVironment, Inc.	(328)	(29,182)	(4.0)
Aeva Technologies, Inc.	(21,530)	(36,386)	(5.0)
Agenus, Inc.	(41,152)	(107,407)	(14.7)
Agiliti, Inc.	(16,726)	(308,595)	(42.3)
Agilysys, Inc.	(1,403)	(117,235)	(16.1)
Akero Therapeutics, Inc.	(11,648)	(576,576)	(78.9)
Alamo Group, Inc.	(1,183)	(185,104)	(25.3)
Albany International Corp., Class A	(2,990)	(335,328)	(45.9)
Alexander’s, Inc.	(2,010)	(476,933)	(65.3)
Alkami Technology, Inc.	(28,152)	(460,848)	(63.1)
Allbirds, Inc., Class A	(187,478)	(515,564)	(70.6)
Allovir, Inc.	(1,174)	(6,786)	(0.9)
Alpha & Omega Semiconductor Ltd.	(4,310)	(142,058)	(19.5)
Altimmune, Inc.	(4,362)	(59,498)	(8.1)
Altus Power, Inc., Class A	(1,948)	(15,623)	(2.1)

Security	Shares	Value	% of Basket Value

United States (continued)
ALX Oncology Holdings, Inc.	(472)	$(4,390)	(0.6)%
AMC Networks, Inc., Class A	(9,843)	(182,194)	(24.9)
Amerant Bancorp, Inc.	(8,735)	(243,182)	(33.3)
Ameresco, Inc., Class A	(1,405)	(90,580)	(12.4)
American States Water Co.	(4,330)	(407,756)	(55.8)
American Well Corp., Class A	(6,523)	(25,896)	(3.5)
America’s Car-Mart, Inc.	(5,744)	(494,788)	(67.7)
Amicus Therapeutics, Inc.	(6,239)	(81,357)	(11.1)
AMMO, Inc.	(165,992)	(411,660)	(56.4)
Amplitude, Inc., Class A	(9,745)	(140,133)	(19.2)
Amyris, Inc.	(7,268)	(11,556)	(1.6)
Anavex Life Sciences Corp.	(21,460)	(233,270)	(31.9)
ANI Pharmaceuticals, Inc.	(177)	(7,917)	(1.1)
Apartment Investment and Management Co., Class A	(4,206)	(31,587)	(4.3)
API Group Corp.	(10,487)	(233,231)	(31.9)
Appfolio, Inc., Class A	(235)	(26,398)	(3.6)
Appian Corp., Class A	(6,789)	(280,827)	(38.4)
Arcellx, Inc.	(1,577)	(52,688)	(7.2)
Arcosa, Inc.	(817)	(48,424)	(6.6)
Arcturus Therapeutics Holdings, Inc.	(16,846)	(355,956)	(48.7)
Arcutis Biotherapeutics, Inc.	(13,995)	(231,897)	(31.8)
Ares Commercial Real Estate Corp.	(30,300)	(372,084)	(50.9)
Argan, Inc.	(5,409)	(210,897)	(28.9)
Arko Corp.	(15,643)	(131,245)	(18.0)
ARMOUR Residential REIT, Inc.	(32,951)	(206,932)	(28.3)
Array Technologies, Inc.	(1,392)	(30,944)	(4.2)
Atea Pharmaceuticals, Inc.	(14,196)	(65,727)	(9.0)
Atlanticus Holdings Corp.	(894)	(29,055)	(4.0)
Atlas Air Worldwide Holdings, Inc.	(1,515)	(154,848)	(21.2)
Avanos Medical, Inc.	(570)	(17,465)	(2.4)
AvePoint, Inc.	(32,429)	(144,958)	(19.8)
Avid Technology, Inc.	(3,522)	(106,752)	(14.6)
Babcock & Wilcox Enterprises, Inc.	(51,619)	(342,750)	(46.9)
Balchem Corp.	(7,370)	(962,743)	(131.8)
Banc of California, Inc.	(4,031)	(70,220)	(9.6)
Bank of Hawaii Corp.	(1,319)	(100,890)	(13.8)
BARK, Inc.	(146,628)	(294,722)	(40.4)
Barnes Group, Inc.	(17,920)	(793,139)	(108.6)
Barrett Business Services, Inc.	(260)	(25,839)	(3.5)
BellRing Brands, Inc.	(29,752)	(843,767)	(115.5)
Benson Hill, Inc.	(36,984)	(99,117)	(13.6)
Berkshire Hills Bancorp, Inc.	(2,927)	(90,883)	(12.4)
BioCryst Pharmaceuticals, Inc.	(20,559)	(216,897)	(29.7)
Bionano Genomics, Inc.	(216,800)	(392,408)	(53.7)
Bioxcel Therapeutics, Inc.	(17,982)	(512,847)	(70.2)
Bloomin’ Brands, Inc.	(13,453)	(326,235)	(44.7)
Boston Omaha Corp., Class A	(8,447)	(223,423)	(30.6)
Brady Corp., Class A	(1,476)	(78,922)	(10.8)
Braze, Inc., Class A	(1,441)	(46,112)	(6.3)
Brightsphere Investment Group Inc.	(18,666)	(437,718)	(59.9)
BrightSpire Capital, Inc., Class A	(28,899)	(220,210)	(30.2)
Brinker International, Inc.	(16,298)	(643,119)	(88.1)
Bristow Group, Inc.	(6,349)	(193,898)	(26.5)
Broadmark Realty Capital, Inc.	(43,027)	(188,458)	(25.8)
BRP Group, Inc., Class A	(18,847)	(539,967)	(73.9)
Burford Capital Ltd.	(9,355)	(84,078)	(11.5)
Butterfly Network, Inc.	(90,814)	(249,739)	(34.2)
California Water Service Group	(7,913)	(484,038)	(66.3)
Callon Petroleum Co.	(7,751)	(329,805)	(45.2)
Cano Health, Inc.	(75,821)	(104,633)	(14.3)

S C H E D U L E O F I N V E S T M E N T S	64

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Capitol Federal Financial, Inc.	(14,784)	$(123,742)	(16.9)%
CareMax, Inc.	(27,979)	(131,222)	(18.0)
Caribou Biosciences, Inc.	(36,186)	(260,901)	(35.7)
Carpenter Technology Corp.	(4,414)	(213,152)	(29.2)
Cars.com, Inc.	(19,393)	(331,620)	(45.4)
Cassava Sciences, Inc.	(930)	(26,040)	(3.6)
Cathay General Bancorp	(3,349)	(147,222)	(20.2)
CCC Intelligent Solutions Holdings, Inc.	(34,309)	(317,358)	(43.5)
Celldex Therapeutics, Inc.	(13,213)	(582,165)	(79.7)
Centerspace	(4,705)	(318,152)	(43.6)
Centrus Energy Corp., Class A	(15,551)	(638,369)	(87.4)
Cerevel Therapeutics Holdings, Inc.	(10,263)	(350,481)	(48.0)
Chesapeake Utilities Corp.	(82)	(10,339)	(1.4)
Chuy’s Holdings, Inc.	(2,302)	(78,797)	(10.8)
City Holding Co.	(2,093)	(198,395)	(27.2)
Claros Mortgage Trust, Inc.	(1,686)	(28,224)	(3.9)
Clarus Corp.	(14,825)	(148,991)	(20.4)
Clearfield, Inc.	(1,703)	(121,696)	(16.7)
Cogent Biosciences, Inc.	(15,338)	(230,990)	(31.6)
Cogent Communications Holdings, Inc.	(4,495)	(308,222)	(42.2)
Columbia Financial, Inc.	(11,885)	(235,917)	(32.3)
Community Bank System, Inc.	(7,608)	(439,058)	(60.1)
Community Trust Bancorp, Inc.	(2,281)	(98,265)	(13.5)
Compass Minerals International, Inc.	(1,569)	(73,210)	(10.0)
Compass, Inc., Class A	(2,686)	(10,798)	(1.5)
Conduent, Inc.	(31,016)	(147,946)	(20.3)
Consensus Cloud Solutions, Inc.	(2,249)	(132,174)	(18.1)
ContextLogic, Inc., Class A	(362,283)	(249,214)	(34.1)
Corporate Office Properties Trust	(33,750)	(947,362)	(129.7)
Couchbase, Inc.	(23,797)	(351,958)	(48.2)
Coursera, Inc.	(26,349)	(420,267)	(57.5)
CRA International, Inc.	(177)	(21,035)	(2.9)
Credo Technology Group Holding Ltd.	(21,985)	(381,000)	(52.2)
Crinetics Pharmaceuticals, Inc.	(9,750)	(191,198)	(26.2)
Cross Country Healthcare, Inc.	(10,683)	(296,453)	(40.6)
CryoPort, Inc.	(2,804)	(64,015)	(8.8)
CS Disco, Inc.	(26,742)	(222,226)	(30.4)
CSG Systems International, Inc.	(4,321)	(257,834)	(35.3)
CTI BioPharma Corp.	(54,571)	(301,778)	(41.3)
Cullinan Oncology, Inc.	(7,603)	(88,499)	(12.1)
Cushman & Wakefield PLC	(29,577)	(426,796)	(58.4)
Cutera, Inc.	(1,052)	(36,641)	(5.0)
CVB Financial Corp.	(12,666)	(306,771)	(42.0)
Cytek Biosciences, Inc.	(15,279)	(184,112)	(25.2)
DICE Therapeutics, Inc.	(3,207)	(101,886)	(14.0)
Digital Turbine, Inc.	(6,653)	(115,496)	(15.8)
DocGo, Inc.	(24,467)	(244,670)	(33.5)
Donnelley Financial Solutions, Inc.	(7,321)	(333,911)	(45.7)
Douglas Elliman, Inc.	(30,555)	(142,386)	(19.5)
Dril-Quip, Inc.	(2,057)	(63,170)	(8.7)
Dynex Capital, Inc.	(31,021)	(447,013)	(61.2)
E2open Parent Holdings, Inc.	(59,468)	(410,329)	(56.2)
Easterly Government Properties, Inc., Class A	(2,997)	(48,671)	(6.7)
Eastman Kodak Co.	(155,234)	(560,395)	(76.7)
Edgewell Personal Care Co.	(11,565)	(495,676)	(67.9)
Ellington Financial, Inc.	(19,846)	(272,486)	(37.3)
Elme Communities	(4,493)	(86,266)	(11.8)
Embecta Corp.	(13,147)	(346,949)	(47.5)
Empire State Realty Trust, Inc., Class A	(56,222)	(468,891)	(64.2)
Encore Capital Group, Inc.	(8,948)	(498,583)	(68.3)
Energizer Holdings, Inc.	(15,599)	(578,723)	(79.2)
Energy Fuels, Inc.	(33,572)	(247,523)	(33.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Energy Recovery, Inc.	(2,811)	$(62,207)	(8.5)%
Energy Vault Holdings, Inc.	(12,140)	(51,474)	(7.0)
EnerSys	(8,440)	(700,689)	(95.9)
Enhabit, Inc.	(11,764)	(180,695)	(24.7)
Enovix Corp.	(46,902)	(372,402)	(51.0)
EnPro Industries, Inc.	(2,072)	(250,857)	(34.3)
EQRx, Inc.	(60,622)	(148,524)	(20.3)
Esab Corp.	(1,105)	(63,880)	(8.7)
ESS Tech, Inc.	(65,167)	(144,019)	(19.7)
Essential Properties Realty Trust, Inc.	(1,698)	(43,265)	(5.9)
EverCommerce, Inc.	(4,854)	(50,142)	(6.9)
Evolus, Inc.	(20,394)	(211,894)	(29.0)
Evolv Technologies Holdings, Inc.	(75,817)	(232,000)	(31.8)
Expro Group Holdings NV	(13,817)	(261,003)	(35.7)
F45 Training Holdings, Inc.	(134,418)	(416,696)	(57.1)
Farmland Partners, Inc.	(12,685)	(163,383)	(22.4)
Federal Signal Corp.	(5,853)	(311,672)	(42.7)
Figs, Inc., Class A	(1,117)	(9,997)	(1.4)
First Bancorp/Southern Pines	(1,662)	(66,231)	(9.1)
First Merchants Corp.	(20,003)	(852,928)	(116.8)
Focus Financial Partners, Inc., Class A	(1,059)	(47,814)	(6.5)
Four Corners Property Trust, Inc.	(1,716)	(49,352)	(6.8)
Franchise Group, Inc.	(7,121)	(219,968)	(30.1)
Freshpet, Inc.	(2,929)	(185,494)	(25.4)
Frontier Group Holdings, Inc.	(673)	(8,466)	(1.2)
fuboTV, Inc.	(8,038)	(20,658)	(2.8)
FuelCell Energy, Inc.	(120,641)	(441,546)	(60.5)
Funko, Inc., Class A	(42,556)	(514,928)	(70.5)
Gates Industrial Corp. PLC	(19,469)	(257,185)	(35.2)
Gentherm, Inc.	(1,511)	(112,464)	(15.4)
Genworth Financial, Inc., Class A	(125,037)	(690,204)	(94.5)
German American Bancorp, Inc.	(1,661)	(63,982)	(8.8)
Getty Realty Corp.	(8,178)	(297,925)	(40.8)
Gevo, Inc.	(89,966)	(190,728)	(26.1)
Glacier Bancorp, Inc.	(13,783)	(628,367)	(86.0)
Gladstone Commercial Corp.	(10,004)	(169,968)	(23.3)
Global Net Lease, Inc.	(64,497)	(964,230)	(132.0)
GrafTech International Ltd.	(36,914)	(241,418)	(33.1)
Graham Holdings Co., Class B	(1,559)	(1,018,510)	(139.4)
Grand Canyon Education, Inc.	(4,264)	(497,012)	(68.0)
Granite Construction, Inc.	(231)	(9,836)	(1.3)
Great Southern Bancorp, Inc.	(1,846)	(107,880)	(14.8)
Green Plains, Inc.	(4,021)	(139,810)	(19.1)
Griffon Corp.	(1,473)	(60,216)	(8.2)
Hagerty, Inc., Class A	(10,656)	(102,404)	(14.0)
Harmonic, Inc.	(12,882)	(169,656)	(23.2)
Hawaiian Electric Industries, Inc.	(23,711)	(1,002,264)	(137.2)
Hayward Holdings, Inc.	(19,407)	(261,800)	(35.8)
HCI Group, Inc.	(4,840)	(243,016)	(33.3)
Hecla Mining Co.	(19,986)	(123,314)	(16.9)
Heritage Commerce Corp.	(16,948)	(205,410)	(28.1)
Heska Corp.	(414)	(37,028)	(5.1)
Hillman Solutions Corp.	(15,927)	(152,899)	(20.9)
Hippo Holdings, Inc.	(5,210)	(87,424)	(12.0)
HNI Corp.	(4,953)	(157,357)	(21.5)
Honest Co., Inc.	(38,050)	(125,565)	(17.2)
Humacyte, Inc.	(5,475)	(14,399)	(2.0)
Huron Consulting Group, Inc.	(2,007)	(136,556)	(18.7)
Hyliion Holdings Corp.	(54,078)	(193,599)	(26.5)
Hyster-Yale Materials Handling, Inc.	(4,496)	(145,805)	(20.0)
Ichor Holdings Ltd.	(14,782)	(499,632)	(68.4)
ImmunityBio, Inc.	(34,505)	(131,119)	(18.0)

65

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Immunovant, Inc.	(10,583)	$(188,060)	(25.7)%
Independent Bank Corp.	(8,283)	(660,072)	(90.4)
indie Semiconductor, Inc., Class A	(33,680)	(268,430)	(36.8)
Indus Realty Trust, Inc.	(8,166)	(523,441)	(71.7)
Inhibrx, Inc.	(5,955)	(148,875)	(20.4)
Innospec, Inc.	(2,219)	(250,791)	(34.3)
Inotiv, Inc.	(15,641)	(113,397)	(15.5)
Insight Enterprises, Inc.	(7,575)	(853,854)	(116.9)
Insteel Industries, Inc.	(4,049)	(121,430)	(16.6)
Integer Holdings Corp.	(1,005)	(66,139)	(9.1)
InterDigital, Inc.	(760)	(53,162)	(7.3)
Interface, Inc., Class A	(9,026)	(102,716)	(14.1)
International Bancshares Corp.	(5,258)	(246,442)	(33.7)
InvenTrust Properties Corp.	(5,404)	(134,397)	(18.4)
IonQ, Inc.	(45,342)	(201,318)	(27.6)
iTeos Therapeutics, Inc.	(2,641)	(55,197)	(7.6)
Itron, Inc.	(870)	(49,999)	(6.8)
IVERIC bio, Inc.	(33,398)	(771,494)	(105.6)
Jack in the Box, Inc.	(4,423)	(336,060)	(46.0)
JBG SMITH Properties	(3,086)	(62,152)	(8.5)
Joby Aviation, Inc.	(202,437)	(894,772)	(122.5)
John B Sanfilippo & Son, Inc.	(2,189)	(184,992)	(25.3)
John Wiley & Sons, Inc., Class A	(336)	(15,389)	(2.1)
Johnson Outdoors, Inc., Class A	(167)	(11,433)	(1.6)
KB Home	(1,317)	(50,639)	(6.9)
Kemper Corp.	(1,066)	(62,606)	(8.6)
Kennametal, Inc.	(3,182)	(90,687)	(12.4)
Kennedy-Wilson Holdings, Inc.	(42,286)	(756,074)	(103.5)
Keros Therapeutics, Inc.	(3,069)	(179,751)	(24.6)
Kezar Life Sciences, Inc.	(5,879)	(42,152)	(5.8)
Kimball Electronics, Inc.	(18,666)	(476,356)	(65.2)
Kinetik Holdings, Inc., Class A	(2,739)	(85,703)	(11.7)
KKR Real Estate Finance Trust, Inc.	(57,255)	(912,072)	(124.9)
Kontoor Brands Inc.	(5,455)	(260,531)	(35.7)
Kosmos Energy Ltd.	(35,753)	(282,806)	(38.7)
Krispy Kreme, Inc.	(9,789)	(119,426)	(16.4)
Krystal Biotech, Inc.	(4,036)	(335,472)	(45.9)
Kura Sushi USA, Inc., Class A	(2,417)	(150,192)	(20.6)
Lakeland Bancorp, Inc.	(731)	(14,086)	(1.9)
Lakeland Financial Corp.	(551)	(38,961)	(5.3)
Latham Group, Inc.	(26,648)	(117,251)	(16.1)
Leonardo DRS, Inc.	(12,234)	(163,324)	(22.4)
Leslie’s, Inc.	(45,034)	(697,577)	(95.5)
Lexicon Pharmaceuticals, Inc.	(69,502)	(155,684)	(21.3)
Lexington Realty Trust	(640)	(7,392)	(1.0)
LGI Homes, Inc.	(762)	(86,754)	(11.9)
Liberty Energy, Inc., Class A	(10,157)	(160,785)	(22.0)
Liberty Media Corp.-Liberty Braves, Class C	(8,304)	(287,983)	(39.4)
Lightwave Logic, Inc.	(38,276)	(240,756)	(33.0)
Lordstown Motors Corp., Class A	(258,844)	(339,086)	(46.4)
Lovesac Co.	(2,521)	(64,891)	(8.9)
LTC Properties, Inc.	(5,698)	(217,379)	(29.8)
Luminar Technologies, Inc., Class A	(81,408)	(542,991)	(74.3)
Madison Square Garden Entertainment Corp.	(563)	(29,439)	(4.0)
Markforged Holding Corp.	(40,965)	(54,893)	(7.5)
Materion Corp.	(7,180)	(647,995)	(88.7)
Mativ Holdings, Inc.	(13,105)	(361,174)	(49.4)
Matterport, Inc.	(115,604)	(406,926)	(55.7)
Matthews International Corp., Class A	(19,406)	(718,798)	(98.4)
MaxCyte, Inc.	(3,944)	(23,033)	(3.2)
Mercury Systems, Inc.	(3,729)	(186,394)	(25.5)
MeridianLink, Inc.	(1,658)	(26,329)	(3.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Mersana Therapeutics, Inc.	(7,004)	$(46,086)	(6.3)%
Mesa Laboratories, Inc.	(1,920)	(373,517)	(51.1)
Methode Electronics, Inc.	(7,045)	(336,328)	(46.0)
MGP Ingredients, Inc.	(363)	(35,407)	(4.8)
Microvast Holdings, Inc.	(9,994)	(16,290)	(2.2)
MicroVision, Inc.	(39,902)	(100,154)	(13.7)
Minerals Technologies, Inc.	(3,570)	(247,937)	(33.9)
Mirum Pharmaceuticals, Inc.	(6,810)	(159,899)	(21.9)
Mission Produce, Inc.	(14,577)	(181,629)	(24.9)
Montrose Environmental Group, Inc.	(5,296)	(286,831)	(39.3)
Mueller Water Products, Inc., Class A	(35,903)	(454,173)	(62.2)
N-able, Inc.	(22,807)	(234,228)	(32.1)
NanoString Technologies, Inc.	(8,518)	(90,120)	(12.3)
National HealthCare Corp.	(4,256)	(253,402)	(34.7)
National Presto Industries, Inc.	(3,527)	(270,203)	(37.0)
Navient Corp.	(3,845)	(72,940)	(10.0)
Navitas Semiconductor Corp.	(15,428)	(76,523)	(10.5)
NBT Bancorp, Inc.	(7,217)	(283,700)	(38.8)
Necessity Retail REIT, Inc.	(20,601)	(140,705)	(19.3)
Nelnet, Inc., Class A	(9,285)	(886,625)	(121.4)
NetScout Systems, Inc.	(12,378)	(397,334)	(54.4)
NETSTREIT Corp.	(29,957)	(603,034)	(82.6)
Newmark Group, Inc., Class A	(18,963)	(162,513)	(22.3)
NewMarket Corp.	(379)	(130,569)	(17.9)
NextDecade Corp.	(32,185)	(192,788)	(26.4)
Nextdoor Holdings, Inc.	(166,159)	(408,751)	(56.0)
NexTier Oilfield Solutions, Inc.	(25,596)	(241,114)	(33.0)
Nicolet Bankshares, Inc.	(192)	(13,995)	(1.9)
Nkarta, Inc.	(18,650)	(99,405)	(13.6)
nLight, Inc.	(23,217)	(287,891)	(39.4)
Northern Oil and Gas, Inc.	(5,422)	(181,745)	(24.9)
Northwest Bancshares, Inc.	(36,129)	(510,864)	(69.9)
Nuvalent, Inc., Class A	(4,859)	(146,985)	(20.1)
Nuvation Bio, Inc.	(4,406)	(10,839)	(1.5)
Ocugen, Inc.	(245,338)	(311,579)	(42.7)
ODP Corp.	(16,451)	(848,872)	(116.2)
O-I Glass, Inc.	(34,317)	(660,602)	(90.4)
Olo, Inc., Class A	(56,803)	(455,560)	(62.4)
OmniAb, Inc.	(73,936)	(306,095)	(41.9)
One Liberty Properties, Inc.	(6,619)	(159,584)	(21.9)
OneSpan, Inc.	(12,417)	(171,479)	(23.5)
Open Lending Corp., Class A	(2,238)	(19,627)	(2.7)
Opendoor Technologies, Inc.	(93,209)	(204,128)	(27.9)
OraSure Technologies, Inc.	(2,264)	(12,633)	(1.7)
Orion Office REIT, Inc.	(26,476)	(255,493)	(35.0)
OrthoPediatrics Corp.	(1,531)	(72,156)	(9.9)
Outset Medical, Inc.	(31,826)	(894,947)	(122.5)
Pacific Biosciences of California, Inc.	(18,125)	(201,006)	(27.5)
Pacific Premier Bancorp, Inc.	(2,962)	(95,791)	(13.1)
Patterson Cos., Inc.	(17,560)	(530,136)	(72.6)
Peapack-Gladstone Financial Corp.	(3,677)	(136,380)	(18.7)
Pediatrix Medical Group, Inc.	(3,345)	(51,346)	(7.0)
PennyMac Mortgage Investment Trust	(7,646)	(116,602)	(16.0)
Perella Weinberg Partners, Class A	(26,951)	(276,248)	(37.8)
Phathom Pharmaceuticals, Inc.	(14,731)	(175,741)	(24.1)
Physicians Realty Trust	(44,214)	(701,234)	(96.0)
Pitney Bowes, Inc.	(72,621)	(312,997)	(42.9)
Planet Labs PBC	(55,389)	(274,176)	(37.5)
Plexus Corp.	(3,460)	(332,125)	(45.5)
Pliant Therapeutics, Inc.	(1,921)	(67,312)	(9.2)
Plymouth Industrial REIT, Inc.	(25,219)	(564,401)	(77.3)
Point Biopharma Global, Inc.	(1,379)	(11,032)	(1.5)

S C H E D U L E O F I N V E S T M E N T S	66

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Portillo’s, Inc., Class A	(7,252)	$(163,605)	(22.4)%
PotlatchDeltic Corp.	(913)	(44,691)	(6.1)
PowerSchool Holdings, Inc., Class A	(4,034)	(90,846)	(12.4)
Premier, Inc., Class A	(8,148)	(271,817)	(37.2)
PROCEPT BioRobotics Corp.	(4,976)	(193,517)	(26.5)
Progress Software Corp.	(8,747)	(463,941)	(63.5)
Proterra, Inc.	(171,398)	(874,130)	(119.7)
Provention Bio, Inc.	(2,057)	(17,814)	(2.4)
Pulmonx Corp.	(14,557)	(129,412)	(17.7)
PureCycle Technologies, Inc.	(32,587)	(273,079)	(37.4)
Purple Innovation, Inc., Class A	(111,983)	(649,501)	(88.9)
Quanterix Corp.	(3,732)	(52,733)	(7.2)
Quantum-Si, Inc.	(46,173)	(102,504)	(14.0)
Rackspace Technology, Inc.	(208,085)	(624,255)	(85.5)
Ready Capital Corp.	(59,143)	(782,462)	(107.1)
Reata Pharmaceuticals, Inc., Class A	(4,540)	(196,718)	(26.9)
REC Silicon ASA	(77,581)	(110,546)	(15.1)
Recursion Pharmaceuticals, Inc.	(39,151)	(326,128)	(44.7)
Relay Therapeutics, Inc.	(360)	(7,726)	(1.1)
Rent-A-Center, Inc.	(2,682)	(72,119)	(9.9)
Replimune Group, Inc.	(267)	(7,436)	(1.0)
Resideo Technologies, Inc.	(2,836)	(54,536)	(7.5)
REV Group, Inc.	(29,872)	(382,660)	(52.4)
Reynolds Consumer Products, Inc.	(6,412)	(190,885)	(26.1)
Rimini Street, Inc.	(40,297)	(181,337)	(24.8)
RLI Corp.	(1,808)	(239,470)	(32.8)
Rocket Lab USA, Inc.	(106,371)	(528,664)	(72.4)
Rover Group, Inc., Class A	(47,441)	(194,034)	(26.6)
RXO, Inc.	(7,275)	(133,278)	(18.2)
S&T Bancorp, Inc.	(3,060)	(111,323)	(15.2)
Safety Insurance Group, Inc.	(9,507)	(802,296)	(109.8)
Sage Therapeutics, Inc.	(607)	(26,914)	(3.7)
Sally Beauty Holdings, Inc.	(4,037)	(62,896)	(8.6)
Samsara, Inc., Class A	(3,226)	(44,003)	(6.0)
Saul Centers, Inc.	(622)	(26,628)	(3.6)
Schrodinger, Inc.	(7,202)	(174,144)	(23.8)
Seaboard Corp.	(29)	(113,695)	(15.6)
Seer, Inc., Class A	(31,962)	(145,427)	(19.9)
Sema4 Holdings Corp., Class A	(206,417)	(87,686)	(12.0)
Senseonics Holdings, Inc.	(16,340)	(18,464)	(2.5)
SES AI Corp.	(27,427)	(90,509)	(12.4)
Shake Shack, Inc., Class A	(267)	(15,187)	(2.1)
Shenandoah Telecommunications Co.	(7,091)	(138,629)	(19.0)
SI-BONE, Inc.	(16,279)	(277,231)	(38.0)
Silk Road Medical, Inc.	(3,241)	(176,181)	(24.1)
SilverBow Resources, Inc.	(1,315)	(34,545)	(4.7)
Silvergate Capital Corp., Class A	(3,287)	(46,807)	(6.4)
Simmons First National Corp., Class A	(5,918)	(132,031)	(18.1)
Simply Good Foods Co.	(2,292)	(83,200)	(11.4)
SITE Centers Corp.	(14,627)	(199,659)	(27.3)
SiTime Corp.	(2,162)	(249,127)	(34.1)
SJW Group.	(5,461)	(422,736)	(57.9)
Skillsoft Corp.	(5,289)	(10,155)	(1.4)
Skillz, Inc., Class A	(19,683)	(15,735)	(2.2)
SmartRent, Inc.	(54,026)	(157,756)	(21.6)
Snap One Holdings Corp.	(2,305)	(22,105)	(3.0)
Solid Power, Inc.	(133,984)	(448,846)	(61.5)
SomaLogic, Inc.	(79,406)	(276,333)	(37.8)
Sonos, Inc.	(16,122)	(297,290)	(40.7)
Spectrum Brands Holdings, Inc.	(546)	(37,062)	(5.1)
SpringWorks Therapeutics, Inc.	(8,004)	(251,326)	(34.4)
Sprout Social, Inc., Class A	(1,775)	(113,547)	(15.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Squarespace, Inc., Class A	(1,501)	$(35,604)	(4.9)%
St Joe Co.	(1,566)	(73,759)	(10.1)
Stem, Inc.	(34,031)	(335,546)	(45.9)
Stepan Co.	(72)	(7,908)	(1.1)
StepStone Group, Inc., Class A	(10,942)	(319,397)	(43.7)
Stock Yards Bancorp, Inc.	(2,908)	(174,364)	(23.9)
Strategic Education, Inc.	(3,623)	(338,207)	(46.3)
Sumo Logic, Inc.	(16,541)	(195,680)	(26.8)
Sun Country Airlines Holdings, Inc.	(12,065)	(225,254)	(30.8)
Sunstone Hotel Investors, Inc.	(21,070)	(231,559)	(31.7)
Sweetgreen, Inc., Class A	(4,471)	(46,364)	(6.3)
Talos Energy, Inc.	(7,689)	(152,319)	(20.9)
TaskUS, Inc., Class A	(11,388)	(212,386)	(29.1)
Tejon Ranch Co.	(2,869)	(57,437)	(7.9)
Telephone and Data Systems, Inc.	(1,811)	(24,213)	(3.3)
Telos Corp.	(14,332)	(69,510)	(9.5)
Tennant Co.	(4,055)	(284,377)	(38.9)
Terex Corp.	(2,500)	(127,425)	(17.4)
Texas Capital Bancshares, Inc.	(3,502)	(231,377)	(31.7)
TimkenSteel Corp.	(4,054)	(79,742)	(10.9)
Towne Bank	(5,251)	(159,998)	(21.9)
TPI Composites, Inc.	(3,442)	(44,918)	(6.2)
Traeger, Inc.	(152,660)	(554,156)	(75.9)
TransMedics Group, Inc.	(5,815)	(366,461)	(50.2)
Treace Medical Concepts, Inc.	(2,878)	(66,453)	(9.1)
Tredegar Corp.	(69,059)	(837,686)	(114.7)
TreeHouse Foods, Inc.	(17,100)	(828,153)	(113.4)
TriCo Bancshares	(3,922)	(198,257)	(27.1)
TriMas Corp.	(272)	(8,375)	(1.1)
Trinseo PLC	(4,972)	(137,973)	(18.9)
Tronox Holdings PLC	(1,113)	(19,088)	(2.6)
TrustCo Bank Corp.	(1,338)	(48,048)	(6.6)
Trustmark Corp.	(13,551)	(394,605)	(54.0)
Twist Bioscience Corp.	(2,587)	(74,221)	(10.2)
Two Harbors Investment Corp.	(23,775)	(426,515)	(58.4)
UMB Financial Corp.	(2,881)	(259,837)	(35.6)
UMH Properties, Inc.	(19,748)	(353,884)	(48.5)
UniFirst Corp.	(5,490)	(1,089,436)	(149.2)
Unisys Corp.	(24,098)	(130,370)	(17.9)
Uniti Group, Inc.	(31,752)	(209,246)	(28.6)
Universal Corp.	(9,909)	(538,752)	(73.8)
Universal Health Realty Income Trust	(8,749)	(479,533)	(65.7)
Urstadt Biddle Properties, Inc., Class A	(15,658)	(294,057)	(40.3)
US Physical Therapy, Inc.	(179)	(17,748)	(2.4)
Vaxcyte, Inc.	(11,440)	(518,804)	(71.0)
Vector Group Ltd.	(8,059)	(104,364)	(14.3)
Velo3D, Inc.	(72,303)	(173,527)	(23.8)
Ventyx Biosciences, Inc.	(15,427)	(647,934)	(88.7)
Vera Therapeutics, Inc., Class A	(41,617)	(352,912)	(48.3)
Verra Mobility Corp., Class A	(18,021)	(278,064)	(38.1)
Veru, Inc.	(45,802)	(263,820)	(36.1)
Vesync Co. Ltd.	(42,000)	(22,843)	(3.1)
Victoria’s Secret & Co.	(1,614)	(68,030)	(9.3)
Virgin Galactic Holdings, Inc.	(72,041)	(397,666)	(54.4)
Viridian Therapeutics, Inc.	(3,216)	(117,448)	(16.1)
Vista Outdoor, Inc.	(10,270)	(301,424)	(41.3)
Vital Energy, Inc.	(135)	(7,598)	(1.0)
Vobile Group Ltd.	(465,000)	(266,758)	(36.5)
Vuzix Corp.	(39,136)	(203,899)	(27.9)
W&T Offshore, Inc.	(8,849)	(55,041)	(7.5)
WD-40 Co.	(414)	(72,260)	(9.9)
Werner Enterprises, Inc.	(1,766)	(82,949)	(11.4)

67

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
WeWork, Inc., Class A	(308,070)	$(489,831)	(67.1)%
White Mountains Insurance Group Ltd.	(944)	(1,442,394)	(197.5)
WideOpenWest, Inc.	(5,356)	(61,540)	(8.4)
Workhorse Group, Inc.	(210,134)	(464,396)	(63.6)
WW International, Inc.	(30,516)	(151,665)	(20.8)
Xenia Hotels & Resorts, Inc.	(8,762)	(130,554)	(17.9)
Xperi, Inc.	(10,068)	(104,204)	(14.3)
Zentalis Pharmaceuticals, Inc.	(10,567)	(249,381)	(34.1)

		(112,965,360)

Preferred Stocks

Germany
Einhell Germany AG	(809)	(136,314)	(18.6)
Jungheinrich AG	(6,660)	(264,867)	(36.3)

Rights

Austria
Immofinanz AG	(34,134)	(0)	0.0

Warrants

Australia
PointsBet Holdings Ltd., (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)	(9,593)	(0)	0.0

Total Reference Entity — Short		(214,734,546)

Net Value of Reference Entity — Goldman Sachs & Co.		$730,406

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates on February 27, 2023 and August 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	124,805	$676,852	30.3%
Allkem Ltd.	21,602	200,552	9.0
Altium Ltd.	587	16,252	0.7
ANZ Group Holdings Ltd.	176	3,132	0.1
Aristocrat Leisure Ltd.	16,110	388,947	17.4
ASX Ltd.	829	40,567	1.8
Aurizon Holdings Ltd.	203,020	530,645	23.8
Bank of Queensland Ltd.	32,867	162,522	7.3
BHP Group Ltd.	6,072	212,654	9.5
Boral Ltd.	93,623	228,749	10.3
Challenger Ltd.	78,688	403,415	18.1
Charter Hall Group	68,477	674,264	30.2
Coles Group Ltd.	15,483	194,739	8.7
Computershare Ltd.	1,171	19,722	0.9
CSR Ltd.	14,157	52,983	2.4
Deterra Royalties Ltd.	30,672	106,417	4.8
Domain Holdings Australia Ltd.	19,129	43,764	2.0
Domino’s Pizza Enterprises Ltd.	3,150	169,810	7.6
Downer EDI Ltd.	427,888	1,145,051	51.3

Security	Shares	Value	% of Basket Value

Australia (continued)
Flight Centre Travel Group Ltd.	41,203	$497,727	22.3%
GPT Group	32,110	104,086	4.7
IDP Education Ltd.	18,262	406,392	18.2
Iluka Resources Ltd.	69,583	535,419	24.0
Insignia Financial Ltd.	217,207	539,226	24.2
Magellan Financial Group Ltd.	12,642	80,364	3.6
Medibank Private Ltd.	386,069	804,291	36.0
Mineral Resources Ltd.	6,307	399,297	17.9
Origin Energy Ltd.	189,456	1,005,930	45.1
Orora Ltd.	73,054	154,577	6.9
OZ Minerals Ltd.	26,147	517,890	23.2
Perpetual Ltd.	4,875	88,319	4.0
Pilbara Minerals Ltd.	12,248	41,667	1.9
Pro Medicus Ltd.	13,501	644,790	28.9
QBE Insurance Group Ltd.	7,926	77,333	3.5
REA Group Ltd.	155	13,899	0.6
Region RE Ltd., Registered Shares	22,335	42,859	1.9
Rio Tinto PLC	6,011	470,669	21.1
SEEK Ltd.	14,202	245,964	11.0
Star Entertainment Group Ltd.	26,534	36,613	1.6
Steadfast Group Ltd.	17,278	64,191	2.9
Suncorp Group Ltd.	7,605	67,603	3.0
Treasury Wine Estates Ltd.	106,861	1,100,752	49.3
Westpac Banking Corp.	81,783	1,376,070	61.7
WiseTech Global Ltd.	4,652	201,709	9.0
Worley Ltd.	8,056	88,436	4.0

		14,877,110

Austria
ANDRITZ AG	1,414	84,559	3.8
Raiffeisen Bank International AG	24,849	447,087	20.0
Verbund AG	359	30,567	1.4

		562,213

Belgium
Ackermans & van Haaren NV	265	45,860	2.0
Ageas SA/NV	3,499	170,828	7.7
Anheuser-Busch InBev SA	27,514	1,660,793	74.4
Euronav NV	74,841	1,177,997	52.8
Sofina SA	1,692	401,972	18.0

		3,457,450

Bermuda
Hiscox Ltd.	20,498	285,294	12.8

Canada
Algonquin Power & Utilities Corp.	35,673	260,064	11.7
ARC Resources Ltd.	14,391	167,213	7.5
Aritzia, Inc.	2,229	80,395	3.6
Birchcliff Energy Ltd.	10,439	66,923	3.0
Bombardier, Inc., Class B	5,727	276,633	12.4
Canada Goose Holdings, Inc.	2,249	54,403	2.4
CGI, Inc.	19,727	1,690,780	75.8
Crescent Point Energy Corp.	143,731	1,073,756	48.1
Element Fleet Management Corp.	15,630	220,844	9.9
Emera, Inc.	3,066	122,082	5.5
Empire Co. Ltd.	1,006	28,950	1.3
Enerplus Corp.	52,401	929,832	41.7
First Majestic Silver Corp.	33,458	264,284	11.8
First Quantum Minerals Ltd.	56,461	1,309,948	58.7
FirstService Corp.	1,873	267,672	12.0
GFL Environmental, Inc.	2,808	86,653	3.9

S C H E D U L E O F I N V E S T M E N T S	68

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Gildan Activewear, Inc.	52,655	$1,651,022	74.0%
Imperial Oil Ltd.	11,751	642,240	28.8
Ivanhoe Mines Ltd., Class A	20,003	187,920	8.4
Kinaxis, Inc.	3,957	459,923	20.6
Lithium Americas Corp.	11,223	282,230	12.6
Lululemon Athletica, Inc.	3,033	930,767	41.7
Lundin Mining Corp.	2,815	21,305	1.0
MEG Energy Corp.	20,697	342,059	15.3
Methanex Corp.	6,689	316,616	14.2
National Bank of Canada	5,640	423,673	19.0
Northland Power, Inc.	1,031	27,694	1.2
NuVista Energy Ltd.	5,762	48,286	2.2
Pan American Silver Corp.	44,070	803,200	36.0
RioCan Real Estate Investment Trust	10,078	174,815	7.8
Ritchie Bros Auctioneers, Inc.	3,082	186,372	8.3
Stantec, Inc.	9,546	497,622	22.3
Stelco Holdings, Inc.	1,306	50,815	2.3
Suncor Energy, Inc.	29,831	1,035,358	46.4
TC Energy Corp.	22,551	971,665	43.5
Teck Resources Ltd., Class B	4,242	183,510	8.2
TELUS Corp.	48,110	1,036,649	46.5
Toronto-Dominion Bank	14,114	976,540	43.8
Tourmaline Oil Corp.	4,099	191,033	8.6
TransAlta Corp.	12,527	121,641	5.4
West Fraser Timber Co. Ltd.	1,797	156,247	7.0

		18,619,634

China
Budweiser Brewing Co. APAC Ltd.	189,400	597,617	26.8

Denmark
AP Moller - Maersk A/S, Class A	70	149,166	6.7
Carlsberg A/S, Class B	6,993	992,737	44.5
Coloplast A/S, Class B	2,353	284,088	12.7
D/S Norden A/S	4,777	257,506	11.5
Genmab A/S	342	134,029	6.0
H Lundbeck A/S	11,703	43,486	2.0
Jyske Bank AS, Registered Shares	1,857	133,933	6.0
Novozymes A/S	14,629	761,243	34.1
ROCKWOOL A/S, B Shares	998	286,139	12.8
Royal Unibrew A/S	3,213	225,623	10.1
SimCorp A/S	2,027	141,951	6.4

		3,409,901

Finland
Kone OYJ, Class B	4,496	245,194	11.0
Metso Outotec OYJ	4,335	49,822	2.2
Neste OYJ	2,607	124,620	5.6
Nokia OYJ	61,172	290,048	13.0
Nokian Renkaat OYJ	21,875	262,031	11.8
Wartsila OYJ Abp	58,049	552,104	24.7

		1,523,819

France
Accor SA	35,086	1,138,820	51.0
Aeroports de Paris	729	113,095	5.1
Air Liquide SA	9,495	1,511,853	67.8
ALD SA	84,279	1,059,534	47.5
Alstom SA	14,901	443,084	19.9
Bouygues SA	1,994	65,690	2.9
Bureau Veritas SA	869	24,846	1.1
Carrefour SA	61,456	1,168,953	52.4

Security	Shares	Value	% of Basket Value

France (continued)
Cie Generale des Etablissements Michelin SCA	20,876	$660,095	29.6%
Covivio	10,043	689,395	30.9
Danone SA	15,443	846,883	38.0
Engie SA	462,267	6,564,129	294.2
Faurecia SE	13,199	262,310	11.8
Gaztransport Et Technigaz SA	4,423	488,990	21.9
Gecina SA	4,884	578,508	25.9
Hermes International	137	256,397	11.5
ICADE	15,460	734,353	32.9
Kering SA	94	58,301	2.6
Klepierre SA	77,122	1,957,383	87.7
LVMH Moet Hennessy Louis Vuitton SE	1,887	1,647,305	73.8
Neoen SA	30,860	1,158,775	51.9
Pernod Ricard SA	3,472	718,808	32.2
Remy Cointreau SA	6,137	1,155,530	51.8
Renault SA	38,906	1,581,896	70.9
Schneider Electric SE	9,334	1,514,120	67.9
Societe Generale SA	30,001	893,027	40.0
Ubisoft Entertainment SA	3,554	73,591	3.3
Valeo	56,710	1,239,383	55.5
Vinci SA	858	96,673	4.3
Wendel SE	8,430	892,636	40.0

		29,594,363

Germany
1&1 AG	7,591	105,959	4.7
Adidas AG	21,427	3,450,094	154.6
Allianz SE, Registered Shares	873	208,746	9.3
BASF SE	6,655	381,567	17.1
Bayerische Motoren Werke AG	9,392	956,713	42.9
Beiersdorf AG	4,969	604,119	27.1
Commerzbank AG	10,962	125,311	5.6
Covestro AG	6,003	276,405	12.4
DWS Group GmbH & Co. KGaA	18,563	667,693	29.9
E.ON SE	113,507	1,237,557	55.5
Encavis AG	1,318	25,537	1.1
Evonik Industries AG	17,855	396,891	17.8
Fraport AG Frankfurt Airport Services Worldwide	20,832	1,185,574	53.1
Freenet AG	39,341	956,350	42.9
K&S AG, Registered Shares	9,327	223,255	10.0
Knorr-Bremse AG	7,204	473,505	21.2
LANXESS AG	479	23,907	1.1
Mercedes-Benz Group AG	11,709	871,290	39.0
Nemetschek SE	2,408	128,742	5.8
ProSiebenSat.1 Media SE	54,594	561,509	25.2
Rheinmetall AG	343	80,145	3.6
SAP SE	7,919	938,718	42.1
Scout24 SE	5,550	323,110	14.5
Siemens AG, Registered Shares	9,853	1,539,091	69.0
Siemens Energy AG	14,224	297,407	13.3
SMA Solar Technology AG	261	22,019	1.0
SUSE SA	721	13,996	0.6
Talanx AG	12,024	594,836	26.7
TeamViewer AG	1,244	17,524	0.8
thyssenkrupp AG	2,804	22,028	1.0
VERBIO Vereinigte BioEnergie AG	316	19,921	0.9
Wacker Chemie AG	2,443	369,234	16.5

		17,098,753

Hong Kong
AIA Group Ltd.	66,400	750,828	33.6
ASMPT Ltd.	25,100	207,317	9.3

69

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Bank of East Asia Ltd.	186,800	$239,966	10.8%
Cafe de Coral Holdings Ltd.	60,000	105,039	4.7
Cathay Pacific Airways Ltd.	778,000	775,364	34.7
Dah Sing Banking Group Ltd.	204,000	164,955	7.4
First Pacific Co. Ltd.	310,000	108,107	4.8
Galaxy Entertainment Group Ltd.	27,000	187,955	8.4
Haitong International Securities Group Ltd.	53,900	6,203	0.3
Hang Lung Group Ltd.	7,000	12,918	0.6
Hang Lung Properties Ltd.	185,000	348,826	15.6
Hongkong Land Holdings Ltd.	44,900	219,506	9.8
Hysan Development Co. Ltd.	6,000	20,187	0.9
Link REIT	61,800	494,669	22.2
New World Development Co. Ltd.	5,000	14,944	0.7
Shangri-La Asia Ltd.	18,000	15,716	0.7
SITC International Holdings Co. Ltd.	72,000	157,291	7.1
Swire Pacific Ltd., Class A	54,000	494,850	22.2
Swire Properties Ltd.	266,000	747,608	33.5
United Energy Group Ltd.	2,804,000	275,767	12.4
Wharf Holdings Ltd.	30,000	78,154	3.5
Yue Yuen Industrial Holdings Ltd.	160,500	263,296	11.8

		5,689,466

Ireland
AIB Group PLC	14,374	60,379	2.7
Alkermes PLC	8,281	237,168	10.6
Experian PLC	5,117	187,126	8.4
Glanbia PLC	26,957	328,954	14.7
James Hardie Industries PLC	15,479	347,326	15.6
Kerry Group PLC, Class A	836	78,333	3.5
Kingspan Group PLC	18,064	1,161,805	52.1
Medtronic PLC	27,562	2,306,664	103.4

		4,707,755

Israel
Alony Hetz Properties & Investments Ltd.	24,219	259,851	11.6
Check Point Software Technologies Ltd.	3,407	433,371	19.4
Elbit Systems Ltd.	1,203	201,965	9.0
Gav-Yam Lands Corp. Ltd.	7,600	61,405	2.8
Harel Insurance Investments & Financial Services Ltd.	7,685	74,343	3.3
Nice Ltd.	1,886	390,041	17.5
Nova Ltd.	4,126	374,228	16.8
Phoenix Holdings Ltd.	18,261	196,390	8.8
Tower Semiconductor Ltd.	903	37,736	1.7
Wix.com Ltd.	12,486	1,086,032	48.7

		3,115,362

Italy
A2A SpA	1,064,814	1,603,059	71.8
Azimut Holding SpA	6,053	151,117	6.8
Banca Generali SpA	412	15,139	0.7
Buzzi Unicem SpA	11,218	252,609	11.3
Enel SpA	325,660	1,917,525	85.9
FinecoBank Banca Fineco SpA	5,340	95,863	4.3
Hera SpA	59,977	172,291	7.7
Infrastrutture Wireless Italiane SpA	13,507	148,020	6.6
Intesa Sanpaolo SpA	465,448	1,223,788	54.9
Italgas SpA	23,371	136,807	6.1
Iveco Group NV	2,846	23,310	1.0
Mediobanca Banca di Credito Finanziario SpA	6,662	71,616	3.2
Moncler SpA	18,231	1,141,035	51.1
PRADA SpA	176,400	1,127,999	50.6

Security	Shares	Value	% of Basket Value

Italy (continued)
Prysmian SpA	6,564	$268,059	12.0%
Recordati Industria Chimica e Farmaceutica SpA	3,097	135,675	6.1
Reply SpA	4,107	533,118	23.9
Saipem SpA	30,394	46,543	2.1
Snam SpA	18,987	96,711	4.3
UniCredit SpA	8,180	159,765	7.2
UnipolSai Assicurazioni SpA	98,560	262,171	11.8

		9,582,220

Japan
Acom Co. Ltd.	157,100	391,625	17.6
Aeon Co. Ltd.	8,800	180,415	8.1
AEON Financial Service Co. Ltd.	12,700	128,734	5.8
Ain Holdings, Inc.	2,400	103,774	4.7
Aisin Corp.	9,500	277,167	12.4
Alfresa Holdings Corp.	48,300	604,571	27.1
Amano Corp.	3,800	69,525	3.1
ANA Holdings, Inc.	2,200	48,692	2.2
Anritsu Corp.	34,900	334,321	15.0
Aozora Bank Ltd.	38,400	767,777	34.4
Astellas Pharma, Inc.	13,500	198,722	8.9
AZ-COM MARUWA Holdings, Inc.	13,400	169,131	7.6
Benesse Holdings, Inc.	37,400	572,055	25.6
Brother Industries Ltd.	20,900	324,625	14.5
Canon Marketing Japan, Inc.	3,300	78,327	3.5
Canon, Inc.	12,900	286,281	12.8
Coca-Cola Bottlers Japan Holdings, Inc.	107,000	1,126,589	50.5
COMSYS Holdings Corp.	103,100	1,966,364	88.1
Cosmos Pharmaceutical Corp.	2,900	283,351	12.7
CyberAgent, Inc.	57,600	538,672	24.1
Daicel Corp.	18,100	133,547	6.0
Dai-ichi Life Holdings, Inc.	5,300	124,353	5.6
Daiichi Sankyo Co. Ltd.	9,400	295,225	13.2
Daikin Industries Ltd.	1,700	295,281	13.2
Daiwa House Industry Co. Ltd.	4,900	117,674	5.3
DeNA Co. Ltd.	45,400	636,589	28.5
DMG Mori Co. Ltd.	64,700	988,242	44.3
Dowa Holdings Co. Ltd.	12,500	436,414	19.6
Ebara Corp.	26,200	1,112,441	49.9
EXEO Group, Inc.	30,800	560,054	25.1
Ezaki Glico Co. Ltd.	2,500	69,860	3.1
Fast Retailing Co. Ltd.	1,800	1,093,247	49.0
Fuji Media Holdings, Inc.	35,300	298,146	13.4
Fujitsu Ltd.	5,900	840,038	37.6
GMO internet group, Inc.	10,900	214,511	9.6
GMO Payment Gateway, Inc.	17,800	1,647,068	73.8
Hamamatsu Photonics KK	3,100	165,634	7.4
Horiba Ltd.	1,300	59,868	2.7
House Foods Group, Inc.	4,500	96,009	4.3
Hulic Co. Ltd.	131,700	1,082,546	48.5
Information Services International-Dentsu Ltd.	5,600	185,518	8.3
INFRONEER Holdings, Inc.	66,200	528,438	23.7
Internet Initiative Japan, Inc.	7,000	131,360	5.9
Itochu Techno-Solutions Corp.	28,500	705,589	31.6
J Front Retailing Co. Ltd.	73,700	686,404	30.8
Japan Post Bank Co. Ltd.	59,700	530,427	23.8
JTEKT Corp.	8,900	65,978	3.0
Kadokawa Corp.	15,900	297,510	13.3
Kakaku.com, Inc.	5,800	96,698	4.3
Kandenko Co. Ltd.	35,400	237,928	10.7
Kaneka Corp.	13,700	359,685	16.1
Kawasaki Kisen Kaisha Ltd.	15,300	319,477	14.3

S C H E D U L E O F I N V E S T M E N T S	70

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
KDDI Corp.	18,300	$571,755	25.6%
Kenedix Office Investment Corp.	41	97,398	4.4
Kinden Corp.	61,600	706,031	31.6
Kirin Holdings Co. Ltd.	38,300	590,192	26.5
Koei Tecmo Holdings Co. Ltd.	3,300	59,680	2.7
Koito Manufacturing Co. Ltd.	75,500	1,273,547	57.1
Kokuyo Co. Ltd.	35,600	507,625	22.8
Kose Corp.	3,000	330,999	14.8
K’s Holdings Corp.	23,400	206,878	9.3
Kubota Corp.	46,600	700,318	31.4
Kusuri no Aoki Holdings Co. Ltd.	6,700	377,505	16.9
Kyocera Corp.	15,800	819,884	36.7
Kyowa Kirin Co. Ltd.	9,600	214,089	9.6
Lawson, Inc.	55,900	2,235,232	100.2
Lintec Corp.	13,500	233,780	10.5
Lion Corp.	57,000	630,974	28.3
Lixil Corp.	13,000	224,429	10.1
Mani, Inc.	28,000	409,557	18.4
Maruichi Steel Tube Ltd.	1,700	36,605	1.6
McDonald’s Holdings Co. Japan Ltd.	9,300	367,419	16.5
Medipal Holdings Corp.	1,800	24,032	1.1
MISUMI Group, Inc.	3,400	85,569	3.8
Mitsubishi Chemical Group Corp.	37,300	209,307	9.4
Mitsubishi Electric Corp.	41,800	460,667	20.6
Mitsubishi Estate Co. Ltd.	60,200	773,758	34.7
Mitsubishi Gas Chemical Co., Inc.	72,200	1,055,023	47.3
Mitsubishi HC Capital, Inc.	56,100	286,343	12.8
Mitsubishi UFJ Financial Group, Inc.	269,900	1,976,985	88.6
Mitsui Chemicals, Inc.	14,800	348,370	15.6
Mitsui Fudosan Co. Ltd.	17,400	326,139	14.6
Mizuho Financial Group, Inc.	15,400	240,555	10.8
MS&AD Insurance Group Holdings, Inc.	43,100	1,382,377	62.0
Nabtesco Corp.	1,500	43,918	2.0
Nagoya Railroad Co. Ltd.	14,200	234,795	10.5
NEC Corp.	7,900	285,408	12.8
NEC Networks & System Integration Corp.	48,200	643,683	28.8
Nexon Co. Ltd.	1,700	40,814	1.8
NGK Insulators Ltd.	40,600	561,956	25.2
NGK Spark Plug Co. Ltd.	12,100	236,447	10.6
Nidec Corp.	2,500	138,547	6.2
Nihon M&A Center Holdings, Inc.	25,100	256,607	11.5
Nippon Express Holdings, Inc.	1,100	63,466	2.8
Nippon Shinyaku Co. Ltd.	3,100	159,545	7.2
Nippon Telegraph & Telephone Corp.	136,400	4,090,025	183.3
Nippon Television Holdings, Inc.	148,300	1,198,967	53.7
Nipro Corp.	23,600	189,447	8.5
Nissan Motor Co. Ltd.	200,000	718,588	32.2
Nitto Denko Corp.	2,900	187,449	8.4
Nomura Real Estate Holdings, Inc.	34,200	753,783	33.8
Nomura Research Institute Ltd.	47,400	1,137,959	51.0
NS Solutions Corp.	19,200	494,179	22.1
NSK Ltd.	141,000	793,035	35.5
Obayashi Corp.	373,200	2,894,809	129.7
OBIC Business Consultants Co. Ltd.	4,500	176,725	7.9
Odakyu Electric Railway Co. Ltd.	8,100	106,494	4.8
Olympus Corp.	4,200	78,958	3.5
Omron Corp.	21,600	1,249,788	56.0
Oracle Corp. Japan	900	61,656	2.8
Oriental Land Co. Ltd.	1,800	299,916	13.4
Otsuka Corp.	35,300	1,161,354	52.0
Otsuka Holdings Co. Ltd.	7,300	234,187	10.5

Security	Shares	Value	% of Basket Value

Japan (continued)
PALTAC Corp.	1,600	$57,931	2.6%
Panasonic Holdings Corp.	37,200	344,969	15.5
Penta-Ocean Construction Co. Ltd.	35,500	177,059	7.9
Pigeon Corp.	2,500	39,732	1.8
Pola Orbis Holdings, Inc.	69,800	1,007,055	45.1
Resona Holdings, Inc.	10,000	55,337	2.5
Ricoh Co. Ltd.	60,000	465,757	20.9
Rohm Co. Ltd.	3,800	304,500	13.6
Sanrio Co. Ltd.	6,800	259,367	11.6
Santen Pharmaceutical Co. Ltd.	94,700	738,258	33.1
Sapporo Holdings Ltd.	13,900	339,453	15.2
Sawai Group Holdings Co. Ltd.	24,000	742,554	33.3
Sega Sammy Holdings, Inc.	9,600	152,011	6.8
Shimizu Corp.	107,300	601,491	27.0
Shiseido Co. Ltd.	400	20,790	0.9
Skylark Holdings Co. Ltd.	55,600	661,689	29.7
SoftBank Group Corp.	18,100	856,891	38.4
Sohgo Security Services Co. Ltd.	38,500	1,059,977	47.5
Sompo Holdings, Inc.	19,900	856,673	38.4
Sugi Holdings Co. Ltd.	9,500	415,227	18.6
Sumitomo Bakelite Co. Ltd.	5,500	179,212	8.0
Sumitomo Corp.	10,100	181,294	8.1
Sumitomo Electric Industries Ltd.	21,800	261,952	11.7
Sumitomo Forestry Co. Ltd.	10,200	190,715	8.5
Sumitomo Heavy Industries Ltd.	10,000	222,373	10.0
Sumitomo Mitsui Trust Holdings, Inc.	12,200	444,429	19.9
Sumitomo Pharma Co. Ltd.	23,100	162,413	7.3
Sumitomo Realty & Development Co. Ltd.	24,700	602,115	27.0
Sumitomo Rubber Industries Ltd.	6,600	58,593	2.6
Sundrug Co. Ltd.	18,600	526,256	23.6
Suntory Beverage & Food Ltd.	39,100	1,320,319	59.2
T&D Holdings, Inc.	15,800	252,899	11.3
Taisei Corp.	35,700	1,232,434	55.2
Taisho Pharmaceutical Holdings Co. Ltd.	13,500	567,887	25.5
Takara Bio, Inc.	19,600	259,466	11.6
TBS Holdings, Inc.	23,800	277,851	12.5
Terumo Corp.	11,400	331,858	14.9
Toda Corp.	34,200	186,543	8.4
Tokyo Ohka Kogyo Co. Ltd.	11,200	552,008	24.7
Tokyo Tatemono Co. Ltd.	97,400	1,207,517	54.1
Toray Industries, Inc.	34,600	212,584	9.5
Toyo Tire & Rubber Co. Ltd.	13,500	161,507	7.2
Toyoda Gosei Co. Ltd.	12,700	210,872	9.5
Toyota Boshoku Corp.	6,200	91,958	4.1
Trend Micro, Inc.	17,200	851,641	38.2
TS Tech Co. Ltd.	43,700	544,358	24.4
Tsumura & Co.	3,300	70,561	3.2
Tsuruha Holdings, Inc.	30,500	2,245,640	100.6
Ube Industries Ltd.	43,800	687,019	30.8
Ulvac, Inc.	2,700	126,311	5.7
Welcia Holdings Co. Ltd.	16,200	362,081	16.2
Yakult Honsha Co. Ltd.	7,200	513,993	23.0
Yamaguchi Financial Group, Inc.	17,600	121,728	5.5
Yamato Kogyo Co. Ltd.	2,300	87,174	3.9
Yamazaki Baking Co. Ltd.	24,500	286,643	12.8
Yaskawa Electric Corp.	12,200	476,887	21.4
Z Holdings Corp.	32,000	93,111	4.2
Zensho Holdings Co. Ltd.	1,300	33,183	1.5
ZOZO, Inc.	25,300	655,857	29.4

		85,125,967

71

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Luxembourg
ArcelorMittal SA	6,455	$200,253	9.0%

Macau
Wynn Macau Ltd.	158,400	181,294	8.1

Netherlands
ABN AMRO Bank NV	29,551	490,474	22.0
ASML Holding NV	714	467,753	21.0
ASR Nederland NV	9,674	457,885	20.5
CTP NV	1,150	16,609	0.7
Heineken Holding NV	6,450	532,550	23.9
Koninklijke Philips NV	46,764	807,402	36.2
Koninklijke Vopak NV	16,836	507,278	22.7
Randstad NV	13,351	855,777	38.4
Signify NV	6,313	228,565	10.2

		4,364,293

New Zealand
a2 Milk Co. Ltd.	63,698	307,995	13.8
Infratil Ltd.	62,942	362,360	16.2

		670,355

Norway
AutoStore Holdings Ltd.	63,587	146,840	6.6
Equinor ASA	44,364	1,352,066	60.6
Gjensidige Forsikring ASA	21,183	380,731	17.1
Golden Ocean Group Ltd.	17,096	163,552	7.3
Kongsberg Gruppen ASA	17,524	697,660	31.3
NEL ASA	41,977	71,942	3.2
Nordic Semiconductor ASA	10,533	167,960	7.5
TOMRA Systems ASA	24,845	438,597	19.7
Var Energi ASA	198,191	602,872	27.0

		4,022,220

Poland
InPost SA	20,813	200,994	9.0

Portugal
EDP - Energias de Portugal SA	34,042	168,686	7.6

Singapore
City Developments Ltd.	27,100	171,999	7.7
ComfortDelGro Corp. Ltd.	139,000	127,345	5.7
NetLink NBN Trust	141,200	94,168	4.2
SATS Ltd.	203,700	470,080	21.1
Sembcorp Industries Ltd.	271,600	748,984	33.6
Singapore Post Ltd.	535,400	228,723	10.3
StarHub Ltd.	83,100	72,278	3.2
Suntec Real Estate Investment Trust	394,300	421,563	18.9

		2,335,140

Spain
Acciona SA	533	103,988	4.7
Banco Bilbao Vizcaya Argentaria SA	133,566	943,480	42.3
Banco de Sabadell SA	27,359	35,768	1.6
Bankinter SA	43,883	316,616	14.2
EDP Renovaveis SA	10,764	234,129	10.5
Fluidra SA	9,400	165,948	7.4
IBERDROLA S.A	306	3,574	0.2
Indra Sistemas SA	4,264	52,065	2.3
Inmobiliaria Colonial Socimi SA	11,795	86,030	3.9
Mapfre SA	21,119	42,480	1.9

Security	Shares	Value	% of Basket Value

Spain (continued)
Merlin Properties Socimi SA	86,344	$843,812	37.8%
Repsol SA	74,917	1,230,649	55.1
Solaria Energia y Medio Ambiente SA	15,046	308,724	13.8

		4,367,263

Sweden
Alfa Laval AB	11,639	365,763	16.4
Atlas Copco AB, A Shares	21,725	257,790	11.6
Atlas Copco AB, B Shares	54,371	573,484	25.7
Avanza Bank Holding AB	24,906	574,671	25.8
Castellum AB	2,522	34,438	1.5
Electrolux AB, Class B	957	13,555	0.6
Elekta AB, B Shares	31,721	230,891	10.3
Epiroc AB, Class B	12,981	216,425	9.7
EQT AB	15,984	360,675	16.2
Getinge AB, B Shares	4,266	96,103	4.3
H & M Hennes & Mauritz AB, B Shares	12,466	153,535	6.9
Industrivarden AB, A Shares	12,708	336,639	15.1
Industrivarden AB, C Shares	37,944	999,622	44.8
Investor AB, A Shares	6,955	138,812	6.2
L E Lundbergforetagen AB, B Shares	5,306	245,706	11.0
Saab AB, Class B	15,638	640,196	28.7
SKF AB	12,791	226,379	10.1
Spotify Technology SA	10,413	1,173,753	52.6
Sweco AB, B Shares	9,890	107,285	4.8
Tele2 AB, B Shares	43,929	379,394	17.0
Thule Group AB	3,959	94,873	4.3
Volvo AB, A Shares	2,293	47,634	2.1

		7,267,623

Switzerland
ABB Ltd., Registered Shares	37,027	1,289,119	57.8
Accelleron Industries AG	4,675	110,420	5.0
Banque Cantonale Vaudoise, Registered Shares	5,139	488,498	21.9
Belimo Holding AG, Registered Shares	882	465,206	20.8
Chocoladefabriken Lindt & Spruengli AG	99	1,087,289	48.7
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	112,559	5.0
Clariant AG, Registered Shares	28,378	486,638	21.8
Geberit AG, Registered Shares	2,614	1,487,320	66.7
Georg Fischer AG, Registered Shares	7,563	521,450	23.4
Idorsia Ltd.	18,194	306,036	13.7
Partners Group Holding AG	476	446,629	20.0
Roche Holding AG	342	125,186	5.6
SGS SA, Registered Shares	157	382,866	17.2
Sika AG, Registered Shares	4,160	1,182,051	53.0
Straumann Holding AG, Registered Shares	946	122,913	5.5
Swatch Group AG	2,177	788,223	35.3
TE Connectivity Ltd.	760	96,634	4.3
Tecan Group AG, Registered Shares	241	101,141	4.5
Temenos AG, Registered Shares	9,531	680,329	30.5
VAT Group AG	1,948	606,420	27.2

		10,886,927

United Kingdom
Ashtead Group PLC	2,335	153,804	6.9
AstraZeneca PLC	3,029	396,837	17.8
Atlantica Sustainable Infrastructure PLC	44,606	1,223,097	54.8
Aviva PLC	39,770	224,297	10.0
Beazley PLC	183,179	1,507,453	67.6

S C H E D U L E O F I N V E S T M E N T S	72

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Bellway PLC	6,165	$161,249	7.2%
Burberry Group PLC	38,128	1,161,414	52.0
Centrica PLC	929,160	1,157,549	51.9
ConvaTec Group PLC	249,832	724,629	32.5
Croda International PLC	12,764	1,087,962	48.8
Derwent London PLC	8,381	267,352	12.0
Diageo PLC	40,538	1,772,567	79.4
Diploma PLC	4,850	164,063	7.4
Direct Line Insurance Group PLC	594,324	1,303,141	58.4
Dr. Martens PLC	91,910	176,151	7.9
Drax Group PLC	103,660	827,878	37.1
easyJet PLC	49,898	303,958	13.6
Hammerson PLC	45	15	0.0
Hargreaves Lansdown PLC	48,668	535,797	24.0
Hays PLC	349,084	532,614	23.9
IMI PLC	103,540	1,853,893	83.1
Indivior PLC	51,043	1,225,613	54.9
Intermediate Capital Group PLC	15,875	273,168	12.2
ITV PLC	1,136,065	1,137,691	51.0
Johnson Matthey PLC	30,432	850,050	38.1
Kingfisher PLC	24,714	85,261	3.8
Liberty Global PLC, Class A	18,470	400,614	18.0
Liberty Global PLC, Class C	22,755	508,574	22.8
LivaNova PLC	7,640	429,368	19.2
London Stock Exchange Group PLC	5,453	497,885	22.3
Melrose Industries PLC	61,759	108,891	4.9
Moneysupermarket.com Group PLC	3	9	0.0
Nomad Foods Ltd.	29,337	521,905	23.4
Persimmon PLC	8,337	145,608	6.5
Renishaw PLC	2,775	135,443	6.1
Rotork PLC	32,324	127,332	5.7
Schroders PLC	160,319	948,092	42.5
Segro PLC	90,303	929,542	41.7
Shell PLC	5,322	156,242	7.0
Smith & Nephew PLC	5,467	75,501	3.4
Spectris PLC	481	19,069	0.9
Spirax-Sarco Engineering PLC	7,732	1,104,454	49.5
SSE PLC	114,065	2,434,680	109.1
St. James’s Place PLC	13,727	208,153	9.3
TechnipFMC PLC	51,061	709,237	31.8
Travis Perkins PLC	86,795	1,088,823	48.8
Tritax Big Box REIT PLC	192,406	370,721	16.6
UNITE Group PLC	2,041	25,143	1.1
United Utilities Group PLC	1,925	25,189	1.1
Weir Group PLC	10,668	235,165	10.5
WPP PLC	3,033	35,437	1.6

		30,348,580

United States
3M Co.	3,695	425,221	19.1
A O Smith Corp.	16,994	1,150,494	51.6
Acadia Healthcare Co., Inc.	7,053	592,593	26.6
Acuity Brands, Inc.	339	63,908	2.9
Adobe, Inc.	5,564	2,060,572	92.3
Advance Auto Parts, Inc.	13,190	2,008,573	90.0
AECOM	40,085	3,498,218	156.8
Agilent Technologies, Inc.	1,173	178,390	8.0
Akamai Technologies, Inc.	5,805	516,355	23.1
Alcoa Corp.	300	15,672	0.7
Align Technology Inc.	2,856	770,349	34.5
Allstate Corp.	14,619	1,878,103	84.2

Security	Shares	Value	% of Basket Value

United States (continued)
Ally Financial, Inc.	20,889	$678,684	30.4%
Alnylam Pharmaceuticals, Inc.	2,238	506,683	22.7
Alphabet, Inc., Class A	20,473	2,023,551	90.7
Alphabet, Inc., Class C	30,447	3,040,742	136.3
Amazon.com, Inc.	7,881	812,768	36.4
Amedisys, Inc.	5,470	528,730	23.7
American Express Co.	2,245	392,718	17.6
American Financial Group, Inc.	4,461	636,094	28.5
American Homes 4 Rent, Class A	2,964	101,636	4.6
AMETEK, Inc.	1,234	178,831	8.0
Analog Devices, Inc.	5,113	876,726	39.3
ANSYS, Inc.	3,139	836,104	37.5
Aon PLC, Class A	1,949	621,107	27.8
APA Corp.	16,138	715,398	32.1
Apple, Inc.	11,499	1,659,191	74.4
Applied Materials, Inc.	11,531	1,285,591	57.6
Armstrong World Industries, Inc.	23,512	1,820,064	81.6
Arrow Electronics, Inc.	7,966	935,925	41.9
Arthur J Gallagher & Co.	247	48,343	2.2
ASGN, Inc.	15,809	1,437,829	64.4
Autodesk, Inc.	8,778	1,888,674	84.6
AutoNation, Inc.	6,716	851,052	38.1
AutoZone, Inc.	1,334	3,253,426	145.8
Avery Dennison Corp.	9,240	1,750,426	78.4
Avis Budget Group, Inc.	1,274	254,851	11.4
AZEK Co., Inc., Class A	5,508	132,908	6.0
Baker Hughes Co., Class A	17,069	541,770	24.3
Bank of America Corp.	35,369	1,254,892	56.2
Bank of New York Mellon Corp.	18,532	937,163	42.0
Bausch Health Cos., Inc.	16,448	126,214	5.7
Baxter International, Inc.	22,391	1,023,045	45.9
Beacon Roofing Supply, Inc.	4,130	234,914	10.5
Becton Dickinson and Co.	1,864	470,138	21.1
Berry Global Group, Inc.	24,421	1,507,508	67.6
BioMarin Pharmaceutical, Inc.	3,182	367,044	16.5
Bio-Rad Laboratories, Inc., Class A	1,504	703,060	31.5
Black Hills Corp.	560	40,533	1.8
Blueprint Medicines Corp.	4,843	226,362	10.1
Boeing Co.	140	29,820	1.3
Booz Allen Hamilton Holding Corp., Class A	2,246	212,561	9.5
BorgWarner, Inc.	1,953	92,338	4.1
Boston Beer Co., Inc., Class A	1,321	513,354	23.0
Boston Scientific Corp.	25,732	1,190,105	53.3
Box, Inc., Class A	30,590	978,574	43.9
Boyd Gaming Corp.	8,962	558,422	25.0
Bright Horizons Family Solutions, Inc.	1,129	86,685	3.9
Brighthouse Financial, Inc.	30,121	1,694,909	76.0
Brixmor Property Group, Inc.	7,798	183,487	8.2
Brown-Forman Corp., Class B	2,718	180,964	8.1
Bruker Corp.	4,405	308,879	13.8
Builders FirstSource, Inc.	7,359	586,512	26.3
BWX Technologies, Inc.	2,071	126,041	5.7
CACI International, Inc., Class A	4,694	1,446,174	64.8
Camden Property Trust	568	69,983	3.1
Capital One Financial Corp.	19,283	2,294,677	102.8
Capri Holdings Ltd.	2,926	194,550	8.7
Carlisle Cos., Inc.	6,989	1,753,261	78.6
Carnival Corp.	49,660	537,321	24.1
Carnival PLC	54,716	522,769	23.4
Carter’s, Inc.	33,170	2,765,383	123.9
Catalent, Inc.	4,745	254,095	11.4

73

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CBRE Group, Inc., Class A	2,081	$177,946	8.0%
CH Robinson Worldwide, Inc.	4,521	452,869	20.3
Charles River Laboratories International, Inc.	5,587	1,359,038	60.9
Chart Industries, Inc.	8,980	1,203,140	53.9
Chemed Corp.	958	483,924	21.7
Cheniere Energy, Inc.	13,061	1,995,590	89.4
Chevron Corp.	3,871	673,631	30.2
Chewy, Inc., Class A	3,395	152,979	6.9
Chipotle Mexican Grill, Inc., Class A	21	34,574	1.6
Cintas Corp.	90	39,937	1.8
Cirrus Logic, Inc.	27,299	2,467,557	110.6
Citigroup, Inc.	31,865	1,663,990	74.6
Clearway Energy, Inc., Class C	35,892	1,212,791	54.4
CMS Energy Corp.	2,418	152,793	6.8
Coca-Cola Co.	52,317	3,208,078	143.8
Cognex Corp.	1,184	64,812	2.9
Cognizant Technology Solutions Corp., Class A	12,017	802,135	35.9
Colgate-Palmolive Co.	46,667	3,478,092	155.9
Columbia Sportswear Co.	315	30,208	1.4
Comerica, Inc.	286	20,967	0.9
Commercial Metals Co.	13,340	723,962	32.4
Comstock Resources, Inc.	13,128	159,505	7.1
Costco Wholesale Corp.	1,189	607,745	27.2
Credit Acceptance Corp.	2,027	937,771	42.0
Crimson Wine Group Ltd.	1	6	0.0
Crocs, Inc.	2,365	287,986	12.9
Crown Holdings, Inc.	5,968	526,139	23.6
CSX Corp.	9,504	293,864	13.2
Cummins, Inc.	1,285	320,659	14.4
CVS Health Corp.	8,870	782,511	35.1
Cytokinetics, Inc.	2,554	108,494	4.9
Danaher Corp.	14,259	3,769,794	168.9
Darling Ingredients, Inc.	1,676	111,102	5.0
DaVita, Inc.	9,141	753,127	33.8
Deckers Outdoor Corp.	6,227	2,661,918	119.3
Dell Technologies, Inc., Class C	832	33,796	1.5
DENTSPLY SIRONA, Inc.	10,768	396,585	17.8
Devon Energy Corp.	306	19,351	0.9
Dick’s Sporting Goods, Inc.	448	58,580	2.6
DocuSign, Inc., Class A	2,170	131,589	5.9
Dolby Laboratories, Inc., Class A	14,737	1,172,476	52.5
Dollar General Corp.	798	186,413	8.4
Dollar Tree, Inc.	916	137,565	6.2
Domino’s Pizza, Inc.	6,671	2,354,863	105.5
Donaldson Co., Inc.	1,327	82,738	3.7
DoubleVerify Holdings, Inc.	682	18,544	0.8
Dropbox, Inc., Class A	4,634	107,648	4.8
DuPont de Nemours, Inc.	15,063	1,113,909	49.9
DXC Technology Co.	15,879	456,204	20.4
Eagle Materials, Inc.	1,685	246,145	11.0
Eastman Chemical Co.	5,749	506,889	22.7
Eaton Corp. PLC	1,533	248,668	11.1
eBay, Inc.	40,131	1,986,484	89.0
Ecolab, Inc.	2,016	312,137	14.0
Edwards Lifesciences Corp.	19,991	1,533,310	68.7
Electronic Arts, Inc.	7,836	1,008,336	45.2
Eli Lilly & Co.	6,228	2,143,366	96.1
Emerson Electric Co.	9,879	891,283	39.9
Enovis Corp.	5,987	376,882	16.9
Envista Holdings Corp.	49,173	1,917,255	85.9
EOG Resources, Inc.	16,978	2,245,340	100.6
EPAM Systems, Inc.	2,741	911,794	40.9

Security	Shares	Value	% of Basket Value

United States (continued)
Equinix, Inc.	1,170	$863,612	38.7%
Equity Residential	22,626	1,440,145	64.5
Essex Property Trust, Inc.	1,445	326,671	14.6
Etsy, Inc.	1,200	165,096	7.4
Evergy, Inc.	2,142	134,196	6.0
Exelixis, Inc.	12,687	223,545	10.0
Expedia Group, Inc.	1,974	225,628	10.1
F5, Inc.	9,484	1,400,407	62.8
FactSet Research Systems, Inc.	3,304	1,397,394	62.6
Fair Isaac Corp.	329	219,098	9.8
FedEx Corp.	587	113,796	5.1
First Solar, Inc.	832	147,763	6.6
Flex Ltd.	36,313	847,909	38.0
Floor & Decor Holdings, Inc., Class A	1,105	100,301	4.5
Flowserve Corp.	12,537	431,524	19.3
Fluor Corp.	11,411	419,354	18.8
Ford Motor Co.	154,078	2,081,594	93.3
Fortinet, Inc.	11,841	619,758	27.8
Fox Corp., Class A	112,525	3,819,098	171.2
Fox Corp., Class B	27,184	861,733	38.6
FTI Consulting, Inc.	5,542	884,060	39.6
Garmin Ltd.	14,043	1,388,572	62.2
Gartner, Inc.	1,515	512,282	23.0
General Dynamics Corp.	7,213	1,681,062	75.3
General Electric Co.	1,121	90,218	4.0
General Motors Co.	17,926	704,850	31.6
Gentex Corp.	43,427	1,281,531	57.4
Globus Medical, Inc., Class A	11,642	878,971	39.4
Goodyear Tire & Rubber Co.	3,331	37,474	1.7
Graco, Inc.	27,557	1,882,694	84.4
Grocery Outlet Holding Corp.	39,426	1,198,156	53.7
Guidewire Software, Inc.	3,931	287,906	12.9
Halliburton Co.	24,307	1,001,935	44.9
Halozyme Therapeutics, Inc.	2,166	112,134	5.0
Hanover Insurance Group, Inc.	3,252	437,654	19.6
HB Fuller Co.	3,503	242,057	10.8
HCA Healthcare, Inc.	2,494	636,145	28.5
HEICO Corp.	3,735	638,498	28.6
HEICO Corp., Class A	10,972	1,466,737	65.7
Helmerich & Payne, Inc.	2,764	133,888	6.0
Henry Schein, Inc.	32,482	2,798,324	125.4
Hexcel Corp.	5,518	389,460	17.5
Home Depot, Inc.	4,852	1,572,873	70.5
Hormel Foods Corp.	11,988	543,176	24.3
HP, Inc.	49,430	1,440,390	64.6
HubSpot, Inc.	800	277,608	12.4
Huntsman Corp.	11,789	373,593	16.7
ICU Medical, Inc.	1,371	264,918	11.9
IDACORP, Inc.	2,842	300,712	13.5
IDEXX Laboratories, Inc.	166	79,763	3.6
Illinois Tool Works, Inc.	6,065	1,431,583	64.2
Illumina, Inc.	631	135,160	6.1
Incyte Corp.	6,482	551,877	24.7
Integra LifeSciences Holdings Corp.	4,205	240,946	10.8
International Paper Co.	47,746	1,996,738	89.5
Intuit, Inc.	699	295,446	13.2
Invesco Ltd.	80,159	1,483,743	66.5
Ionis Pharmaceuticals, Inc.	18,084	721,009	32.3
IQVIA Holdings, Inc.	5,423	1,244,090	55.8
Iron Mountain, Inc.	14,605	797,141	35.7
Jacobs Solutions, Inc.	12,901	1,593,919	71.4
JB Hunt Transport Services, Inc.	5,148	973,229	43.6

S C H E D U L E O F I N V E S T M E N T S	74

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Jefferies Financial Group, Inc.	30,446	$1,195,919	53.6%
Johnson & Johnson	1,490	243,496	10.9
Johnson Controls International PLC	217	15,097	0.7
Jones Lang LaSalle, Inc.	9,872	1,825,037	81.8
Juniper Networks, Inc.	1,149	37,113	1.7
KBR, Inc.	5,202	266,498	11.9
Kellogg Co.	29,754	2,040,529	91.4
KeyCorp	37,429	718,263	32.2
Keysight Technologies, Inc.	918	164,643	7.4
Kilroy Realty Corp.	14,392	590,648	26.5
Kimco Realty Corp.	6,354	142,711	6.4
Kirby Corp.	620	43,884	2.0
Knight-Swift Transportation Holdings, Inc.	6,998	413,582	18.5
Kroger Co.	1,332	59,447	2.7
L3Harris Technologies, Inc.	1,529	328,460	14.7
Laboratory Corp. of America Holdings	1,369	345,152	15.5
Lam Research Corp.	1,458	729,146	32.7
Lamar Advertising Co., Class A	4,880	519,915	23.3
Landstar System, Inc.	9,214	1,592,456	71.4
Lear Corp.	11,528	1,680,552	75.3
Leidos Holdings, Inc.	422	41,710	1.9
Lennar Corp., Class A	3,775	386,560	17.3
Lennox International, Inc.	3,745	976,022	43.7
Liberty Broadband Corp.	743	66,707	3.0
Liberty Latin America Ltd., Class A	2	20	0.0
Lincoln National Corp.	40,511	1,435,305	64.3
LKQ Corp.	5,525	325,754	14.6
Louisiana-Pacific Corp.	23,417	1,594,464	71.5
Lowe’s Cos., Inc.	19,784	4,120,018	184.6
LPL Financial Holdings, Inc.	5,383	1,276,417	57.2
Lumen Technologies, Inc.	52,081	273,425	12.3
Lumentum Holdings, Inc.	8,940	538,009	24.1
M&T Bank Corp.	3,982	621,192	27.8
MACOM Technology Solutions Holdings, Inc.	20,334	1,362,785	61.1
Macy’s, Inc.	58,093	1,372,738	61.5
Manhattan Associates, Inc.	11,009	1,435,133	64.3
ManpowerGroup, Inc.	23,201	2,022,199	90.6
Marathon Oil Corp.	11,341	311,537	14.0
Marathon Petroleum Corp.	14,554	1,870,480	83.8
Marriott International, Inc., Class A	9,242	1,609,772	72.1
Marriott Vacations Worldwide Corp.	1,371	219,415	9.8
Marsh & McLennan Cos., Inc.	1,083	189,428	8.5
Martin Marietta Materials, Inc.	3,187	1,146,173	51.4
Masco Corp.	6,539	347,875	15.6
Masimo Corp.	592	100,687	4.5
Mastercard, Inc., Class A	2,720	1,008,032	45.2
Matador Resources Co.	10,556	698,385	31.3
MaxLinear, Inc.	18,782	773,818	34.7
McCormick & Co., Inc.	17,130	1,286,806	57.7
Medical Properties Trust, Inc.	39,188	507,485	22.7
Meritage Homes Corp.	492	52,983	2.4
Meta Platforms, Inc., Class A	20,052	2,987,146	133.9
Mettler-Toledo International, Inc.	710	1,088,373	48.8
MGIC Investment Corp.	68,987	974,096	43.7
MGM Resorts International	41,866	1,733,671	77.7
Microsoft Corp.	9,239	2,289,517	102.6
Mohawk Industries, Inc.	19,142	2,298,189	103.0
Molson Coors Beverage Co., Class B	24,182	1,271,490	57.0
Moody’s Corp.	5,762	1,859,685	83.3
MP Materials Corp.	6,423	208,812	9.4
NetApp, Inc.	1,348	89,278	4.0
Neurocrine Biosciences, Inc.	5,121	568,073	25.5

Security	Shares	Value	% of Basket Value

United States (continued)
New York Community Bancorp, Inc.	139,610	$1,394,704	62.5%
Newmont Corp.	12,280	649,980	29.1
Nordson Corp.	3,075	748,147	33.5
Northern Trust Corp.	6,814	660,754	29.6
Northrop Grumman Corp.	1,198	536,752	24.1
NRG Energy, Inc.	26,225	897,419	40.2
NVIDIA Corp.	4,146	810,004	36.3
NVR, Inc.	66	347,820	15.6
Occidental Petroleum Corp.	7,359	476,790	21.4
Ollie’s Bargain Outlet Holdings, Inc.	6,981	382,280	17.1
OneMain Holdings, Inc.	986	42,536	1.9
Oshkosh Corp.	449	45,250	2.0
Otis Worldwide Corp.	611	50,243	2.3
Outfront Media, Inc.	22,194	441,661	19.8
Ovintiv, Inc.	8,047	396,154	17.8
Ovintiv, Inc.	2,615	128,554	5.8
PacWest Bancorp	84,634	2,340,976	104.9
Papa John’s International, Inc.	14,540	1,304,093	58.4
Paramount Global, Class B	7,648	177,128	7.9
Park Hotels & Resorts, Inc.	179,356	2,638,327	118.2
Patterson-UTI Energy, Inc.	36,303	609,890	27.3
PBF Energy, Inc., Class A	16,807	705,726	31.6
PDC Energy, Inc.	3,498	236,920	10.6
Penske Automotive Group, Inc.	7,804	997,507	44.7
Perrigo Co. PLC	5,794	216,811	9.7
Petco Health & Wellness Co., Inc., Class A	16,037	187,473	8.4
Pinnacle Financial Partners, Inc.	3,793	298,623	13.4
Pinterest, Inc., Class A	5,761	151,457	6.8
Polaris, Inc.	706	81,077	3.6
Portland General Electric Co.	7,448	354,376	15.9
Post Holdings, Inc.	2,164	205,472	9.2
PPG Industries, Inc.	10,872	1,417,056	63.5
Primo Water Corp.	40,963	640,360	28.7
Prudential Financial, Inc.	345	36,204	1.6
PTC Therapeutics, Inc.	4,315	198,015	8.9
Public Service Enterprise Group, Inc.	10,655	659,864	29.6
PulteGroup, Inc.	21,589	1,228,198	55.0
PVH Corp.	4,252	382,255	17.1
Qorvo, Inc.	8,152	885,796	39.7
Qualys, Inc.	243	28,032	1.3
Ralph Lauren Corp., Class A	13,672	1,693,277	75.9
Range Resources Corp.	848	21,217	1.0
Red Rock Resorts, Inc., Class A	6,235	280,637	12.6
Reinsurance Group of America, Inc.	3,688	559,728	25.1
Reliance Steel & Aluminum Co.	10,657	2,423,935	108.6
Repligen Corp.	1,978	366,523	16.4
Republic Services, Inc., Class A	8,681	1,083,562	48.6
ResMed, Inc.	2,679	611,803	27.4
RingCentral, Inc., Class A	1,662	64,868	2.9
Robert Half International, Inc.	6,968	585,033	26.2
ROBLOX Corp., Class A	7,590	282,424	12.7
Royal Caribbean Cruises Ltd.	2,942	191,053	8.6
RPM International, Inc.	3,923	352,717	15.8
S&P Global, Inc.	1,701	637,773	28.6
Saia, Inc.	639	174,306	7.8
Salesforce, Inc.	2,894	486,105	21.8
Sarepta Therapeutics, Inc.	310	38,741	1.7
SBA Communications Corp., Class A	1,185	352,573	15.8
Schlumberger Ltd.	8,408	479,088	21.5
Scotts Miracle-Gro Co.	3,137	226,460	10.2
Seagen, Inc.	4,435	618,594	27.7
SEI Investments Co.	5,093	317,956	14.3

75

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
ServiceNow, Inc.	626	$284,911	12.8%
Sherwin-Williams Co.	7,958	1,882,783	84.4
Silicon Laboratories, Inc.	13,031	2,044,694	91.6
Sims Ltd.	9,142	99,263	4.5
Sirius XM Holdings, Inc.	139,519	807,815	36.2
SiteOne Landscape Supply, Inc.	7,861	1,191,020	53.4
SM Energy Co.	679	22,319	1.0
Snap, Inc., Class A	50,326	581,769	26.1
Southwest Airlines Co.	66,141	2,365,864	106.0
Stifel Financial Corp.	26,543	1,789,264	80.2
Stryker Corp.	2,734	693,917	31.1
SVB Financial Group	7,652	2,314,271	103.7
Syneos Health, Inc.	77,860	2,796,731	125.3
Synopsys, Inc.	1,238	437,942	19.6
Synovus Financial Corp.	11,504	482,593	21.6
T Rowe Price Group, Inc.	833	97,020	4.3
Take-Two Interactive Software, Inc.	6,075	687,872	30.8
Tapestry, Inc.	10,533	479,989	21.5
Target Corp.	65	11,189	0.5
TD SYNNEX Corp.	17,515	1,789,157	80.2
Teleflex, Inc.	6,593	1,604,868	71.9
Tempur Sealy International, Inc.	6,962	283,701	12.7
Tenet Healthcare Corp.	11,609	636,754	28.5
Teradata Corp.	27,872	972,175	43.6
Teradyne, Inc.	39,640	4,031,388	180.7
Tetra Tech, Inc.	4,344	675,579	30.3
Texas Instruments, Inc.	7,193	1,274,672	57.1
Textron, Inc.	2,241	163,257	7.3
Thermo Fisher Scientific, Inc.	668	380,980	17.1
Timken Co.	1,748	143,948	6.5
Toll Brothers, Inc.	29,333	1,745,020	78.2
TopBuild Corp.	1,950	390,117	17.5
Toro Co.	3,168	353,295	15.8
Tractor Supply Co.	2,867	653,647	29.3
Travel & Leisure Co.	45,082	1,910,124	85.6
Trex Co., Inc.	25,300	1,333,816	59.8
Trimble, Inc.	22,785	1,322,897	59.3
Tyler Technologies, Inc.	982	316,960	14.2
U.S. Bancorp	16,672	830,266	37.2
U.S. Steel Corp.	3,846	109,573	4.9
UGI Corp.	24,479	974,999	43.7
Umpqua Holdings Corp.	27,922	508,180	22.8
Union Pacific Corp.	2,525	515,580	23.1
United Parcel Service, Inc., Class B	9,204	1,704,857	76.4
United Therapeutics Corp.	2,424	637,924	28.6
Universal Display Corp.	5,915	783,915	35.1
Vail Resorts, Inc.	3,289	862,836	38.7
Veeva Systems, Inc., Class A	12,286	2,095,377	93.9
VeriSign, Inc.	6,570	1,432,588	64.2
Verisk Analytics, Inc., Class A	14,453	2,627,411	117.8
Verizon Communications, Inc.	9,582	398,324	17.9
Vertex Pharmaceuticals, Inc.	1,218	393,536	17.6
VF Corp.	33,923	1,049,578	47.0
Virtu Financial, Inc., Class A	2,306	44,529	2.0
Visa, Inc., Class A	1,494	343,934	15.4
Visteon Corp.	1,156	180,729	8.1
Vistra Corp.	98,616	2,274,085	101.9
Vitesse Energy, Inc.	4,270	68,149	3.1
Walgreens Boots Alliance, Inc.	17,643	650,321	29.1
Walmart, Inc.	1,074	154,516	6.9
Warner Bros Discovery, Inc.	13,104	194,201	8.7

Security	Shares	Value	% of Basket Value

United States (continued)
Waste Management, Inc.	3,932	$608,398	27.3%
Waters Corp.	2,803	921,010	41.3
Watsco, Inc.	2,284	656,353	29.4
Wells Fargo & Co.	43,175	2,023,612	90.7
West Pharmaceutical Services, Inc.	1,401	372,106	16.7
Western Digital Corp.	14,371	631,605	28.3
Westlake Corp.	146	17,922	0.8
Westrock Co.	19,070	748,307	33.5
Weyerhaeuser Co.	24,554	845,394	37.9
Whirlpool Corp.	8,742	1,360,168	61.0
Williams Cos., Inc.	10,216	329,364	14.8
Williams-Sonoma, Inc.	1,578	212,935	9.5
World Wrestling Entertainment, Inc., Class A	4,476	378,759	17.0
Wynn Resorts Ltd.	720	74,621	3.3
Xylem, Inc.	8,788	914,040	41.0
YETI Holdings, Inc.	893	39,971	1.8
Yum! Brands, Inc.	14,834	1,935,985	86.8
Zillow Group, Inc., Class C	1,263	55,837	2.5
Zoetis, Inc.	7,317	1,210,890	54.3
Zurn Elkay Water Solutions Corp.	8,410	183,843	8.2

		331,140,313

Preferred Stocks

Germany
Bayerische Motoren Werke AG	3,194	302,596	13.5
Fuchs Petrolub SE	3,728	148,726	6.7
Porsche Automobil Holding SE	5,555	332,171	14.9

		783,493

United States
AMC Entertainment Holdings, Inc.	48,841	118,195	5.3

Rights

Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)	10,017	5,082	0.2

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	1,580	296	0.0

Total Reference Entity — Long		595,307,931

Reference Entity — Short

Common Stocks

Australia
ALS Ltd.	(132,164)	(1,226,213)	(55.0)
Ampol Ltd.	(21,499)	(466,225)	(20.9)
APA Group	(221,356)	(1,656,608)	(74.2)
Atlas Arteria Ltd.	(737,129)	(3,584,972)	(160.7)
Beach Energy Ltd.	(512,370)	(550,586)	(24.7)
BlueScope Steel Ltd.	(268,612)	(3,662,922)	(164.2)
Champion Iron Ltd.	(28,904)	(147,077)	(6.6)
Cleanaway Waste Management Ltd.	(827,301)	(1,603,022)	(71.8)
Cochlear Ltd.	(1,654)	(249,881)	(11.2)
Core Lithium Ltd.	(276,379)	(230,477)	(10.3)
CSL Ltd.	(4,152)	(876,697)	(39.3)
Evolution Mining Ltd.	(221,303)	(502,890)	(22.5)
Glencore PLC	(51,266)	(343,322)	(15.4)
Goodman Group	(113,000)	(1,611,784)	(72.2)

S C H E D U L E O F I N V E S T M E N T S	76

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
IGO Ltd.	(117,917)	$(1,225,779)	(54.9)%
Incitec Pivot Ltd.	(469,872)	(1,148,936)	(51.5)
Lendlease Corp. Ltd.	(3,998)	(24,413)	(1.1)
Liontown Resources Ltd.	(47,830)	(53,843)	(2.4)
Lottery Corp. Ltd.	(796,465)	(2,656,333)	(119.0)
Newcrest Mining Ltd.	(2,318)	(36,794)	(1.7)
Newcrest Mining Ltd.	(119,837)	(1,904,101)	(85.3)
NEXTDC Ltd.	(57,399)	(405,643)	(18.2)
Northern Star Resources Ltd.	(196,255)	(1,748,734)	(78.4)
Nufarm Ltd.	(144,608)	(608,485)	(27.3)
Orica Ltd.	(15,712)	(164,875)	(7.4)
Ramsay Health Care Ltd.	(4,179)	(197,473)	(8.9)
Reece Ltd.	(37,868)	(435,251)	(19.5)
Santos Ltd.	(1,067,127)	(5,447,546)	(244.1)
Scentre Group	(534,269)	(1,159,260)	(52.0)
Seven Group Holdings Ltd.	(172,212)	(2,771,705)	(124.2)
South32 Ltd.	(1,039,167)	(3,334,613)	(149.4)
Telstra Corp. Ltd.	(47,943)	(138,564)	(6.2)
Transurban Group	(250,915)	(2,460,005)	(110.2)
Wesfarmers Ltd.	(3,093)	(109,049)	(4.9)
Woodside Energy Group Ltd.	(1)	(26)	(0.0)
Woolworths Group Ltd.	(32,869)	(840,048)	(37.6)

		(43,584,152)

Austria
OMV AG	(13,188)	(660,590)	(29.6)
Voestalpine AG	(1,997)	(66,354)	(3.0)

		(726,944)

Belgium
Elia Group SA	(1,277)	(179,314)	(8.0)
Galapagos NV	(1,942)	(85,950)	(3.9)
UCB SA	(4,243)	(348,370)	(15.6)

		(613,634)

Bermuda
RenaissanceRe Holdings Ltd.	(1,041)	(203,713)	(9.1)
Triton International Ltd.	(8,484)	(599,310)	(26.9)

		(803,023)

Brazil
MercadoLibre, Inc.	(660)	(779,915)	(34.9)

Canada
Agnico Eagle Mines Ltd.	(10,138)	(572,522)	(25.6)
Air Canada	(16,611)	(281,896)	(12.6)
Alimentation Couche-Tard, Inc.	(1,364)	(62,288)	(2.8)
Atco Ltd., Class I	(10,731)	(341,476)	(15.3)
Barrick Gold Corp.	(20,324)	(397,453)	(17.8)
BlackBerry Ltd.	(26,990)	(115,218)	(5.2)
Boyd Group Services, Inc.	(5,621)	(859,615)	(38.5)
BRP, Inc.	(7,748)	(646,545)	(29.0)
CAE, Inc.	(45,101)	(1,018,590)	(45.6)
Cameco Corp.	(22,128)	(619,162)	(27.7)
Canadian Apartment Properties REIT	(49,168)	(1,818,094)	(81.5)
Canadian Natural Resources Ltd.	(2,639)	(161,983)	(7.3)
Canadian Pacific Railway Ltd.	(9,575)	(755,753)	(33.9)
Canadian Solar, Inc.	(23,584)	(992,179)	(44.5)
Canadian Tire Corp. Ltd., Class A	(9,894)	(1,176,379)	(52.7)
Canadian Utilities Ltd., Class A	(14,753)	(410,030)	(18.4)
CCL Industries, Inc., Class B	(8,572)	(400,914)	(18.0)
CI Financial Corp.	(52,152)	(622,038)	(27.9)
Colliers International Group, Inc.	(2,381)	(255,413)	(11.4)

Security	Shares	Value	% of Basket Value

Canada (continued)
Constellation Software, Inc.	(150)	$(265,015)	(11.9)%
Descartes Systems Group, Inc.	(548)	(39,992)	(1.8)
Dollarama, Inc.	(22,972)	(1,373,779)	(61.6)
Dream Industrial Real Estate Investment Trust	(56,922)	(598,931)	(26.8)
Fairfax Financial Holdings Ltd.	(149)	(98,643)	(4.4)
Finning International, Inc.	(82,471)	(2,326,828)	(104.3)
Fortis, Inc.	(7,419)	(304,834)	(13.7)
George Weston Ltd.	(4,114)	(529,250)	(23.7)
Hydro One Ltd.	(3,251)	(88,889)	(4.0)
iA Financial Corp., Inc.	(985)	(60,800)	(2.7)
IGM Financial, Inc.	(6,289)	(196,296)	(8.8)
Intact Financial Corp.	(3,795)	(550,561)	(24.7)
Lightspeed Commerce, Inc.	(81,377)	(1,472,131)	(66.0)
Loblaw Cos. Ltd.	(16,641)	(1,490,817)	(66.8)
Magna International, Inc.	(6,443)	(418,283)	(18.7)
Metro, Inc.	(2,748)	(149,157)	(6.7)
NexGen Energy Ltd.	(21,469)	(103,589)	(4.6)
Nutrien Ltd.	(17,477)	(1,446,708)	(64.8)
Onex Corp.	(5,609)	(289,903)	(13.0)
Open Text Corp.	(54,676)	(1,833,971)	(82.2)
Osisko Gold Royalties Ltd.	(14,544)	(194,678)	(8.7)
Paramount Resources Ltd., Class A	(1,871)	(43,254)	(1.9)
Parkland Corp.	(42,893)	(1,007,730)	(45.2)
Pembina Pipeline Corp.	(902)	(32,004)	(1.4)
Quebecor, Inc., Class B	(41,357)	(980,968)	(44.0)
Restaurant Brands International, Inc.	(14,701)	(983,676)	(44.1)
Rogers Communications, Inc., Class B	(74,004)	(3,598,000)	(161.2)
Saputo, Inc.	(20,930)	(576,989)	(25.9)
Shaw Communications, Inc., Class B	(131,533)	(3,914,702)	(175.4)
Shopify, Inc., Class A	(3,644)	(179,578)	(8.0)
SNC-Lavalin Group, Inc.	(16,213)	(347,887)	(15.6)
SSR Mining, Inc.	(21,817)	(368,604)	(16.5)
Sun Life Financial, Inc.	(27,914)	(1,402,676)	(62.9)
Thomson Reuters Corp.	(11,399)	(1,356,006)	(60.8)
Toromont Industries Ltd.	(8,149)	(650,977)	(29.2)
Tricon Residential, Inc.	(46,730)	(405,645)	(18.2)
WSP Global, Inc.	(5,777)	(736,719)	(33.0)

		(41,926,018)

Denmark
Ambu A/S, Class B	(32,955)	(455,217)	(20.4)

Finland
Elisa OYJ	(4,600)	(262,076)	(11.7)
Fortum OYJ	(38,861)	(584,168)	(26.2)
Kesko OYJ, B Shares	(9,666)	(225,155)	(10.1)
Kojamo OYJ	(14,954)	(229,613)	(10.3)
Stora Enso OYJ, R Shares	(13,639)	(194,975)	(8.7)
UPM-Kymmene OYJ	(3,497)	(126,753)	(5.7)

		(1,622,740)

France
Air France-KLM	(208,039)	(351,690)	(15.8)
Airbus SE	(1,662)	(208,358)	(9.3)
Amundi SA	(8,323)	(544,907)	(24.4)
BioMerieux	(8,474)	(863,889)	(38.7)
BNP Paribas SA	(15,388)	(1,056,877)	(47.4)
Capgemini SE	(10,425)	(1,978,515)	(88.7)
Cie de L’Odet SE	(132)	(204,991)	(9.2)
Constellium SE, Class A	(5,625)	(81,731)	(3.7)
Credit Agricole SA	(36,377)	(438,024)	(19.6)
Eiffage SA	(11,106)	(1,186,238)	(53.2)
Elis SA	(7,997)	(140,454)	(6.3)

77

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Eramet SA	(1,628)	$(162,707)	(7.3)%
EssilorLuxottica SA	(3,020)	(554,108)	(24.8)
Eurazeo SE	(2,816)	(197,534)	(8.8)
Getlink SE	(9,364)	(158,381)	(7.1)
Ipsen SA	(6,901)	(724,847)	(32.5)
La Francaise des Jeux SAEM	(6,303)	(269,693)	(12.1)
L’Oreal SA	(5,607)	(2,315,195)	(103.8)
Orange SA	(225,078)	(2,381,944)	(106.7)
Safran SA	(1,853)	(266,453)	(11.9)
Sanofi	(2,455)	(240,405)	(10.8)
Sartorius Stedim Biotech	(695)	(242,436)	(10.9)
Sodexo SA	(2,569)	(254,672)	(11.4)
Somfy SA	(7,311)	(1,136,431)	(50.9)
Technip Energies NV	(830)	(16,091)	(0.7)
Thales SA	(2,103)	(278,141)	(12.5)
TotalEnergies SE	(27,041)	(1,671,695)	(74.9)
Unibail-Rodamco-Westfield	(9,575)	(619,649)	(27.8)
Vallourec SA	(25,722)	(375,463)	(16.8)
Worldline SA	(1,449)	(65,735)	(2.9)

		(18,987,254)

Germany
Aurubis AG	(2,996)	(316,847)	(14.2)
Bayer AG, Registered Shares	(12,946)	(805,823)	(36.1)
Bechtle AG	(6,020)	(253,687)	(11.4)
Brenntag SE	(5,466)	(408,026)	(18.3)
Continental AG	(5,220)	(366,523)	(16.4)
CTS Eventim AG & Co. KGaA	(4,851)	(340,524)	(15.3)
Delivery Hero SE	(8,305)	(502,094)	(22.5)
Deutsche Bank AG, Registered Shares	(24,570)	(327,904)	(14.7)
Deutsche Boerse AG	(4,246)	(759,789)	(34.1)
Deutsche Post AG, Registered Shares	(646)	(27,815)	(1.3)
Deutsche Wohnen SE	(2,401)	(56,710)	(2.5)
Evotec SE	(6,985)	(137,347)	(6.2)
Fresenius Medical Care AG & Co. KGaA	(16,356)	(614,244)	(27.5)
Fresenius SE & Co. KGaA	(36,273)	(1,051,223)	(47.1)
Hella GmbH & Co. KGaA	(675)	(56,818)	(2.5)
HelloFresh SE	(2,342)	(56,937)	(2.6)
HOCHTIEF AG	(4,075)	(258,349)	(11.6)
HUGO BOSS AG	(11,228)	(762,495)	(34.2)
Infineon Technologies AG	(1,044)	(37,595)	(1.7)
MTU Aero Engines AG	(57)	(14,245)	(0.6)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	(1,176)	(424,780)	(19.0)
Nordex SE	(2,521)	(38,311)	(1.7)
Rational AG	(144)	(94,721)	(4.2)
Siemens Healthineers AG	(4,882)	(261,815)	(11.7)
Sixt SE	(8,222)	(1,022,249)	(45.8)
Symrise AG, Class A	(4,279)	(454,899)	(20.4)
Telefonica Deutschland Holding AG	(72,806)	(214,441)	(9.6)
Vantage Towers AG	(31,020)	(1,134,225)	(50.8)
Vonovia SE	(21,142)	(597,217)	(26.8)

		(11,397,653)

Hong Kong
BOC Hong Kong Holdings Ltd.	(125,500)	(438,608)	(19.7)
CK Asset Holdings Ltd.	(36,500)	(233,363)	(10.5)
CK Hutchison Holdings Ltd.	(197,500)	(1,256,880)	(56.3)
CK Infrastructure Holdings Ltd.	(73,000)	(406,139)	(18.2)
CLP Holdings Ltd.	(214,500)	(1,593,720)	(71.4)
Guotai Junan International Holdings Ltd.	(259,000)	(25,841)	(1.2)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Hang Seng Bank Ltd.	(18,800)	$(313,081)	(14.0)%
Henderson Land Development Co. Ltd.	(130,000)	(480,219)	(21.5)
HKT Trust & HKT Ltd., Class SS	(2,503,000)	(3,279,370)	(147.0)
Hong Kong & China Gas Co. Ltd.	(460,000)	(461,849)	(20.7)
Kerry Logistics Network Ltd.	(80,500)	(157,198)	(7.1)
Man Wah Holdings Ltd.	(371,200)	(429,160)	(19.2)
NWS Holdings Ltd.	(166,000)	(156,441)	(7.0)
PCCW Ltd.	(5,795,000)	(2,847,449)	(127.6)
Power Assets Holdings Ltd.	(155,500)	(879,845)	(39.4)
Sino Land Co. Ltd.	(686,373)	(891,926)	(40.0)
VTech Holdings Ltd.	(48,600)	(321,285)	(14.4)
Wharf Real Estate Investment Co. Ltd.	(3,000)	(17,174)	(0.8)
Xinyi Glass Holdings Ltd.	(1,366,000)	(2,908,387)	(130.3)

		(17,097,935)

Ireland
AerCap Holdings NV	(39,294)	(2,483,774)	(111.3)
DCC PLC	(17,571)	(1,000,807)	(44.9)
ICON PLC, ADR	(62)	(14,304)	(0.6)
Jazz Pharmaceuticals PLC	(1,566)	(245,329)	(11.0)
Smurfit Kappa Group PLC	(722)	(30,313)	(1.4)

		(3,774,527)

Israel
Azrieli Group Ltd.	(16,475)	(1,061,198)	(47.6)
Bank Hapoalim BM	(14,402)	(129,626)	(5.8)
Bank Leumi Le-Israel BM	(463,165)	(4,093,166)	(183.4)
Fox Wizel Ltd.	(1,289)	(116,582)	(5.2)
Global-e Online Ltd.	(9,308)	(278,961)	(12.5)
ICL Group Ltd.	(9,654)	(76,649)	(3.4)
Israel Corp. Ltd.	(85)	(31,299)	(1.4)
Maytronics Ltd.	(13,307)	(162,208)	(7.3)
Mizrahi Tefahot Bank Ltd.	(5,362)	(177,110)	(7.9)
Shapir Engineering and Industry Ltd.	(3,233)	(24,526)	(1.1)
Shufersal Ltd.	(145,809)	(818,176)	(36.7)
SolarEdge Technologies, Inc.	(522)	(166,586)	(7.5)
Strauss Group Ltd.	(41,040)	(1,050,088)	(47.1)
Teva Pharmaceutical Industries Ltd.	(61,055)	(641,751)	(28.8)
Teva Pharmaceutical Industries Ltd., ADR	(1,383)	(14,577)	(0.6)

		(8,842,503)

Italy
Assicurazioni Generali SpA	(39,081)	(762,912)	(34.2)
DiaSorin SpA	(3,377)	(439,617)	(19.7)
Eni SpA	(1,697)	(26,114)	(1.2)
Interpump Group SpA	(5,430)	(283,174)	(12.7)
Leonardo SpA	(15,996)	(164,729)	(7.4)
Nexi SpA	(12,936)	(113,932)	(5.1)
Poste Italiane SpA	(26,023)	(278,030)	(12.4)

		(2,068,508)

Japan
Activia Properties, Inc.	(20)	(59,893)	(2.7)
Advance Residence Investment Corp.	(64)	(156,337)	(7.0)
Advantest Corp.	(4,000)	(286,724)	(12.8)
Alps Alpine Co. Ltd.	(29,900)	(306,355)	(13.7)
Asics Corp.	(10,600)	(252,286)	(11.3)
Bandai Namco Holdings, Inc.	(5,100)	(341,056)	(15.3)
Bank of Kyoto Ltd.	(15,500)	(721,186)	(32.3)
Benefit One, Inc.	(19,900)	(328,450)	(14.7)
BIPROGY, Inc.	(7,200)	(188,112)	(8.4)
Calbee, Inc.	(1,500)	(33,876)	(1.5)

S C H E D U L E O F I N V E S T M E N T S	78

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Capcom Co. Ltd.	(1,700)	$(55,086)	(2.5)%
Central Japan Railway Co.	(2,900)	(353,727)	(15.9)
Chiba Bank Ltd.	(25,500)	(192,943)	(8.6)
Chugai Pharmaceutical Co. Ltd.	(1,800)	(46,665)	(2.1)
Chugin Financial Group, Inc.	(8,100)	(58,941)	(2.6)
Cosmo Energy Holdings Co. Ltd.	(500)	(14,022)	(0.6)
Credit Saison Co. Ltd.	(12,100)	(158,528)	(7.1)
Daido Steel Co. Ltd.	(6,900)	(260,890)	(11.7)
Daifuku Co. Ltd.	(300)	(16,519)	(0.7)
Daito Trust Construction Co. Ltd.	(700)	(69,173)	(3.1)
Daiwa House REIT Investment Corp.	(183)	(398,159)	(17.8)
Daiwa Office Investment Corp.	(13)	(61,217)	(2.7)
Daiwa Securities Living Investments Corp.	(301)	(251,849)	(11.3)
Descente Ltd.	(10,000)	(277,014)	(12.4)
Disco Corp.	(1,400)	(420,606)	(18.8)
Electric Power Development Co. Ltd.	(44,400)	(716,551)	(32.1)
ENEOS Holdings, Inc.	(34,800)	(123,838)	(5.5)
Fancl Corp.	(1,100)	(22,338)	(1.0)
FANUC Corp.	(300)	(53,007)	(2.4)
FP Corp.	(13,100)	(355,988)	(16.0)
Fuji Electric Co. Ltd.	(3,500)	(141,673)	(6.3)
Fuji Kyuko Co. Ltd.	(2,800)	(98,366)	(4.4)
Fujitsu General Ltd.	(29,100)	(822,539)	(36.9)
Furukawa Electric Co. Ltd.	(10,100)	(196,025)	(8.8)
Fuyo General Lease Co. Ltd.	(3,500)	(240,547)	(10.8)
GLP J-Reit	(75)	(84,867)	(3.8)
Goldwin, Inc.	(8,200)	(624,694)	(28.0)
GS Yuasa Corp.	(13,400)	(234,487)	(10.5)
Hakuhodo DY Holdings, Inc.	(15,700)	(169,675)	(7.6)
Harmonic Drive Systems, Inc.	(2,600)	(87,570)	(3.9)
Haseko Corp.	(1,600)	(18,511)	(0.8)
Heiwa Corp.	(14,900)	(270,346)	(12.1)
Hikari Tsushin, Inc.	(1,900)	(271,203)	(12.2)
Hirogin Holdings, Inc.	(27,800)	(144,962)	(6.5)
Hisamitsu Pharmaceutical Co., Inc.	(700)	(21,798)	(1.0)
Hitachi Construction Machinery Co. Ltd.	(3,700)	(87,258)	(3.9)
Honda Motor Co. Ltd.	(1,800)	(44,526)	(2.0)
Hoshizaki Corp.	(16,400)	(589,519)	(26.4)
Hoya Corp.	(100)	(10,997)	(0.5)
Ibiden Co. Ltd.	(13,100)	(511,278)	(22.9)
Idemitsu Kosan Co. Ltd.	(16,000)	(400,012)	(17.9)
Iida Group Holdings Co. Ltd.	(29,400)	(490,111)	(22.0)
Industrial & Infrastructure Fund Investment Corp.	(192)	(212,782)	(9.5)
Inpex Corp.	(103,200)	(1,134,028)	(50.8)
Ito En Ltd.	(1,300)	(46,384)	(2.1)
ITOCHU Corp.	(16,600)	(536,542)	(24.0)
Itoham Yonekyu Holdings, Inc.	(11,700)	(64,238)	(2.9)
Iwatani Corp.	(18,900)	(814,612)	(36.5)
Iyogin Holdings, Inc.	(34,900)	(196,968)	(8.8)
Izumi Co. Ltd.	(18,800)	(425,665)	(19.1)
Japan Aviation Electronics Industry Ltd.	(6,400)	(109,950)	(4.9)
Japan Hotel REIT Investment Corp.	(478)	(302,902)	(13.6)
Japan Logistics Fund, Inc.	(30)	(68,407)	(3.1)
Japan Metropolitan Fund Invest	(296)	(228,833)	(10.3)
Japan Post Holdings Co Ltd.	(23,800)	(208,951)	(9.4)
Japan Post Insurance Co. Ltd.	(51,300)	(915,190)	(41.0)
Japan Prime Realty Investment Corp.	(28)	(75,959)	(3.4)
Japan Real Estate Investment Corp.	(225)	(964,685)	(43.2)
JGC Holdings Corp.	(8,500)	(111,028)	(5.0)
JMDC, Inc.	(15,700)	(518,860)	(23.3)
Justsystems Corp.	(8,600)	(214,181)	(9.6)
Kajima Corp.	(60,300)	(740,561)	(33.2)

Security	Shares	Value	% of Basket Value

Japan (continued)
Kansai Electric Power Co., Inc.	(10,900)	$(104,826)	(4.7)%
Kansai Paint Co. Ltd.	(13,300)	(187,306)	(8.4)
Katitas Co. Ltd.	(800)	(19,616)	(0.9)
Kawasaki Heavy Industries Ltd.	(5,400)	(123,566)	(5.5)
Keihan Holdings Co. Ltd.	(7,800)	(209,863)	(9.4)
Keikyu Corp.	(1,800)	(18,653)	(0.8)
Keisei Electric Railway Co. Ltd.	(8,400)	(245,019)	(11.0)
Keyence Corp.	(400)	(184,148)	(8.3)
Kikkoman Corp.	(11,800)	(624,127)	(28.0)
Kintetsu Group Holdings Co. Ltd.	(7,200)	(234,468)	(10.5)
Kobayashi Pharmaceutical Co. Ltd.	(4,600)	(330,244)	(14.8)
Kobe Steel Ltd.	(59,500)	(320,558)	(14.4)
Komatsu Ltd.	(7,500)	(184,308)	(8.3)
Kotobuki Spirits Co. Ltd.	(4,200)	(275,872)	(12.4)
Kurita Water Industries Ltd.	(1,800)	(81,393)	(3.6)
Kyudenko Corp.	(11,400)	(295,483)	(13.2)
Kyushu Electric Power Co., Inc.	(35,900)	(206,663)	(9.3)
Kyushu Financial Group, Inc.	(30,900)	(113,573)	(5.1)
Kyushu Railway Co.	(13,700)	(307,108)	(13.8)
LaSalle Logiport REIT	(132)	(159,932)	(7.2)
Lasertec Corp.	(200)	(37,865)	(1.7)
Mabuchi Motor Co. Ltd.	(11,000)	(315,044)	(14.1)
Marubeni Corp.	(72,600)	(890,699)	(39.9)
Marui Group Co. Ltd.	(13,100)	(223,231)	(10.0)
Matsui Securities Co. Ltd.	(30,200)	(180,844)	(8.1)
MatsukiyoCocokara & Co.	(900)	(44,896)	(2.0)
Mazda Motor Corp.	(2,700)	(21,492)	(1.0)
Mebuki Financial Group, Inc.	(104,500)	(272,203)	(12.2)
Miraca Holdings, Inc.	(1,800)	(38,205)	(1.7)
Mitsubishi Corp.	(6,200)	(207,613)	(9.3)
Mitsui & Co. Ltd.	(9,200)	(271,425)	(12.2)
Mitsui Fudosan Logistics Park, Inc.	(294)	(1,026,079)	(46.0)
Mitsui OSK Lines Ltd.	(7,900)	(196,068)	(8.8)
Miura Co. Ltd.	(8,500)	(212,698)	(9.5)
MonotaRO Co. Ltd.	(18,700)	(283,274)	(12.7)
Mori Hills REIT Investment Corp.	(166)	(188,632)	(8.5)
Morinaga & Co. Ltd.	(11,200)	(332,089)	(14.9)
Nagase & Co. Ltd.	(17,200)	(277,562)	(12.4)
Nextage Co. Ltd.	(8,300)	(186,693)	(8.4)
NHK Spring Co. Ltd.	(47,300)	(334,343)	(15.0)
Nifco, Inc.	(11,800)	(306,289)	(13.7)
Nihon Kohden Corp.	(13,700)	(359,913)	(16.1)
Nikon Corp.	(1,800)	(17,772)	(0.8)
Nippon Building Fund, Inc.	(36)	(157,333)	(7.1)
Nippon Kayaku Co. Ltd.	(70,600)	(655,602)	(29.4)
Nippon Paint Holdings Co. Ltd.	(31,100)	(283,927)	(12.7)
Nippon Sanso Holdings Corp.	(31,900)	(520,317)	(23.3)
Nippon Shokubai Co. Ltd.	(1,900)	(80,437)	(3.6)
Nippon Steel Corp.	(22,300)	(464,168)	(20.8)
Nippon Yusen KK	(4,100)	(97,534)	(4.4)
Nisshin Seifun Group, Inc.	(22,800)	(285,581)	(12.8)
Nitori Holdings Co. Ltd.	(5,000)	(661,779)	(29.7)
Noevir Holdings Co. Ltd.	(2,200)	(96,877)	(4.3)
NOF Corp.	(2,600)	(110,753)	(5.0)
NOK Corp.	(26,900)	(255,478)	(11.4)
Nomura Holdings, Inc.	(377,600)	(1,506,937)	(67.5)
OKUMA Corp.	(1,800)	(72,959)	(3.3)
Open House Co. Ltd.	(2,100)	(79,444)	(3.6)
Orix JREIT, Inc.	(14)	(19,262)	(0.9)
OSG Corp.	(17,300)	(271,522)	(12.2)
Pan Pacific International Holdings Corp.	(7,300)	(135,000)	(6.0)
Park24 Co. Ltd.	(4,900)	(83,108)	(3.7)

79

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
PeptiDream, Inc.	(6,100)	$(95,242)	(4.3)%
Persol Holdings Co. Ltd.	(38,200)	(837,554)	(37.5)
Rakus Co. Ltd.	(4,900)	(67,152)	(3.0)
Relo Group, Inc.	(14,900)	(252,501)	(11.3)
Renesas Electronics Corp.	(4,300)	(44,230)	(2.0)
Rengo Co. Ltd.	(43,900)	(309,846)	(13.9)
RENOVA, Inc.	(300)	(5,221)	(0.2)
Resonac Holdings Corp.	(12,200)	(208,505)	(9.3)
Rohto Pharmaceutical Co. Ltd.	(10,400)	(191,895)	(8.6)
Sankyu, Inc.	(5,900)	(231,821)	(10.4)
Sanwa Holdings Corp.	(16,900)	(178,910)	(8.0)
SCREEN Holdings Co. Ltd.	(900)	(67,065)	(3.0)
Seiko Epson Corp.	(20,500)	(317,914)	(14.2)
Sekisui Chemical Co. Ltd.	(45,900)	(642,980)	(28.8)
Sekisui House Ltd.	(28,500)	(538,629)	(24.1)
Seven & i Holdings Co. Ltd.	(33,500)	(1,581,632)	(70.9)
SG Holdings Co. Ltd.	(11,100)	(171,288)	(7.7)
Sharp Corp.	(15,300)	(127,175)	(5.7)
SHIFT, Inc.	(100)	(18,664)	(0.8)
Shikoku Electric Power Co., Inc.	(13,800)	(79,788)	(3.6)
Shimano, Inc.	(2,500)	(445,839)	(20.0)
Shin-Etsu Chemical Co. Ltd.	(21,100)	(3,110,626)	(139.4)
Shinko Electric Industries Co. Ltd.	(22,600)	(635,874)	(28.5)
Shinsei Bank Ltd.	(16,100)	(296,953)	(13.3)
Ship Healthcare Holdings, Inc.	(3,800)	(73,785)	(3.3)
Shizuoka Financial Group, Inc.	(35,900)	(304,132)	(13.6)
Shochiku Co. Ltd.	(1,800)	(153,471)	(6.9)
Sojitz Corp.	(33,200)	(658,233)	(29.5)
Sony Group Corp.	(10,400)	(929,256)	(41.6)
Sotetsu Holdings, Inc.	(19,600)	(335,078)	(15.0)
Square Enix Holdings Co. Ltd.	(5,700)	(269,560)	(12.1)
Stanley Electric Co. Ltd.	(17,700)	(380,926)	(17.1)
Sumitomo Metal Mining Co. Ltd.	(42,800)	(1,737,818)	(77.9)
Sumitomo Mitsui Financial Group, Inc.	(2,800)	(121,691)	(5.5)
Suzuken Co. Ltd./Aichi Japan	(2,100)	(55,310)	(2.5)
Taiheiyo Cement Corp.	(26,000)	(448,069)	(20.1)
Taiyo Yuden Co. Ltd.	(13,800)	(468,724)	(21.0)
Takara Holdings, Inc.	(21,900)	(177,962)	(8.0)
Takashimaya Co. Ltd.	(31,000)	(433,110)	(19.4)
Takeda Pharmaceutical Co. Ltd.	(61,900)	(1,945,973)	(87.2)
TIS, Inc.	(7,600)	(219,149)	(9.8)
Toho Gas Co. Ltd.	(7,800)	(152,971)	(6.9)
Tokai Carbon Co. Ltd.	(158,500)	(1,367,481)	(61.3)
Tokyo Gas Co. Ltd.	(16,100)	(337,129)	(15.1)
TOPPAN, Inc.	(6,000)	(96,673)	(4.3)
Toshiba TEC Corp.	(3,500)	(99,596)	(4.5)
Toyo Suisan Kaisha Ltd.	(5,300)	(219,000)	(9.8)
Toyota Tsusho Corp.	(3,900)	(165,134)	(7.4)
United Urban Investment Corp.	(89)	(101,273)	(4.5)
Visional, Inc.	(6,000)	(434,751)	(19.5)
West Japan Railway Co.	(10,100)	(422,973)	(19.0)
Yamaha Corp.	(10,900)	(423,836)	(19.0)
Yamaha Motor Co. Ltd.	(14,500)	(357,145)	(16.0)
Yamato Holdings Co. Ltd.	(13,800)	(241,458)	(10.8)
Yokogawa Electric Corp.	(14,200)	(249,346)	(11.2)

		(60,161,016)

Jersey
Novocure Ltd.	(5,383)	(490,822)	(22.0)

Security	Shares	Value	% of Basket Value

Luxembourg
APERAM SA	(616)	$(24,309)	(1.1)%
Aroundtown SA	(95,548)	(266,025)	(11.9)
Eurofins Scientific SE	(4,409)	(316,257)	(14.2)

		(606,591)

Macau
Sands China Ltd.	(111,600)	(418,510)	(18.8)

Netherlands
Aalberts NV	(352)	(16,644)	(0.7)
Akzo Nobel NV	(3,690)	(274,850)	(12.3)
ASM International NV	(646)	(218,481)	(9.8)
BE Semiconductor Industries NV	(7,132)	(510,126)	(22.9)
Euronext NV	(3,466)	(280,857)	(12.6)
IMCD NV	(971)	(153,934)	(6.9)
JDE Peet’s NV	(1,575)	(47,156)	(2.1)
Koninklijke Ahold Delhaize NV	(21,483)	(641,202)	(28.7)
NXP Semiconductors NV	(2,065)	(380,600)	(17.1)
OCI NV	(1,171)	(39,861)	(1.8)
SBM Offshore NV	(30,356)	(477,228)	(21.4)
Stellantis NV	(214,652)	(3,374,542)	(151.2)
Universal Music Group NV	(11,975)	(306,109)	(13.7)

		(6,721,590)

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(2,149)	(35,268)	(1.6)
Mainfreight Ltd.	(5,542)	(256,511)	(11.5)

		(291,779)

Portugal
Banco Comercial Portugues SA	(3,661,015)	(779,975)	(35.0)
Jeronimo Martins SGPS SA	(1,137)	(24,685)	(1.1)

		(804,660)

Singapore
Ascendas Real Estate Investment Trust	(238,000)	(523,750)	(23.5)
DBS Group Holdings Ltd.	(600)	(16,345)	(0.7)
Genting Singapore Ltd.	(701,300)	(531,136)	(23.8)
Jardine Cycle & Carriage Ltd.	(7,500)	(166,272)	(7.5)
Sea Ltd., ADR	(35,837)	(2,309,695)	(103.5)
Singapore Exchange Ltd.	(66,900)	(471,211)	(21.1)
Singapore Technologies Engineering Ltd.	(78,900)	(221,831)	(9.9)
Singapore Telecommunications Ltd.	(12,700)	(24,322)	(1.1)
UOL Group Ltd.	(61,900)	(330,271)	(14.8)
Venture Corp. Ltd.	(140,500)	(1,984,050)	(88.9)

		(6,578,883)

South Africa
Investec PLC	(48,811)	(311,474)	(14.0)

Spain
Amadeus IT Group SA	(17,485)	(1,101,624)	(49.4)
CaixaBank SA	(19,699)	(87,098)	(3.9)
Cellnex Telecom SA	(6,881)	(268,407)	(12.0)
Corp. ACCIONA Energias Renovables SA	(8,910)	(364,366)	(16.3)
Endesa SA	(15,784)	(314,681)	(14.1)
Grifols SA	(18,062)	(239,106)	(10.7)
Red Electrica Corp. SA	(1,301)	(23,026)	(1.1)

		(2,398,308)

Sweden
Sinch AB	(284,989)	(1,178,136)	(52.8)

Switzerland
Adecco Group AG, Registered Shares	(25,141)	(933,754)	(41.8)

S C H E D U L E O F I N V E S T M E N T S	80

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Alcon, Inc.	(4,107)	$(309,908)	(13.9)%
Bachem Holding AG	(1,653)	(146,181)	(6.6)
Baloise Holding AG, Registered Shares	(1,146)	(188,486)	(8.5)
Barry Callebaut AG, Registered Shares	(624)	(1,303,744)	(58.4)
Chubb Ltd.	(3,708)	(843,533)	(37.8)
Emmi AG, Registered Shares	(827)	(770,473)	(34.5)
EMS-Chemie Holding AG, Registered Shares	(372)	(277,319)	(12.4)
Flughafen Zurich AG, Registered Shares	(2,251)	(410,118)	(18.4)
Galenica AG	(21,390)	(1,672,860)	(75.0)
Kuehne & Nagel International AG, Registered Shares	(49)	(11,684)	(0.5)
Mediclinic International PLC	(33,384)	(204,256)	(9.2)
On Holding AG, Class A	(12,476)	(289,443)	(13.0)
Roche Holding AG	(8,057)	(2,515,157)	(112.7)
Schindler Holding AG, Registered Shares	(3,885)	(785,893)	(35.2)
SIG Group AG	(15,944)	(395,187)	(17.7)
Sonova Holding AG, Registered Shares	(171)	(42,762)	(1.9)
Swiss Life Holding AG, Registered Shares	(1,107)	(655,175)	(29.4)
Swisscom AG, Registered Shares	(1,307)	(772,248)	(34.6)
Zurich Insurance Group AG	(6,913)	(3,418,676)	(153.2)

		(15,946,857)

Thailand
Fabrinet	(5,722)	(753,359)	(33.8)

United Kingdom
Admiral Group PLC	(13,537)	(368,008)	(16.5)
Amcor PLC	(145,119)	(1,750,135)	(78.4)
Anglo American PLC	(13,320)	(574,497)	(25.7)
Associated British Foods PLC	(35,664)	(818,674)	(36.7)
Barratt Developments PLC	(19,628)	(111,560)	(5.0)
Berkeley Group Holdings PLC	(45,265)	(2,317,914)	(103.9)
BP PLC	(73,665)	(444,955)	(19.9)
British American Tobacco PLC	(52,756)	(2,022,338)	(90.6)
Bunzl PLC	(2,730)	(100,222)	(4.5)
Clarivate PLC	(79,906)	(888,555)	(39.8)
CNH Industrial NV	(6,478)	(114,605)	(5.1)
Coca-Cola Europacific Partners PLC	(21,834)	(1,227,507)	(55.0)
Compass Group PLC	(8,257)	(197,243)	(8.8)
Dechra Pharmaceuticals PLC	(5,196)	(184,282)	(8.3)
DS Smith PLC	(146,330)	(640,619)	(28.7)
Farfetch Ltd., Class A	(134,145)	(914,869)	(41.0)
Ferguson PLC	(4,617)	(650,512)	(29.2)
Future PLC	(26,314)	(489,987)	(22.0)
Greggs PLC, Registered Shares	(27,569)	(920,583)	(41.3)
GSK PLC	(4,699)	(82,538)	(3.7)
Haleon PLC	(18,238)	(73,087)	(3.3)
Harbour Energy PLC	(115,891)	(448,244)	(20.1)
Imperial Brands PLC	(32,926)	(825,989)	(37.0)
Inchcape PLC	(9,464)	(106,704)	(4.8)
InterContinental Hotels Group PLC	(6,778)	(470,553)	(21.1)
International Consolidated Airlines Group SA	(10,671)	(22,305)	(1.0)
International Distributions Services PLC	(69,164)	(195,768)	(8.8)
Janus Henderson Group PLC	(8,048)	(208,604)	(9.4)
Linde PLC	(755)	(249,860)	(11.2)
LXI REIT PLC	(103,160)	(143,592)	(6.4)
M&G PLC	(34,313)	(85,691)	(3.8)
Mondi PLC	(18,258)	(344,306)	(15.4)
National Grid PLC	(6,095)	(77,485)	(3.5)
Next PLC	(24,125)	(1,975,214)	(88.5)
nVent Electric PLC	(36,858)	(1,465,106)	(65.7)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Ocado Group PLC	(15,677)	$(125,453)	(5.6)%
Pentair PLC	(366)	(20,269)	(0.9)
Prudential PLC	(104,813)	(1,741,473)	(78.0)
RELX PLC	(6,276)	(186,453)	(8.4)
Rentokil Initial PLC	(6,862)	(41,512)	(1.9)
Rightmove PLC	(22,566)	(163,962)	(7.4)
Smiths Group PLC	(8,586)	(183,285)	(8.2)
Tate & Lyle PLC	(22,798)	(212,296)	(9.5)
Taylor Wimpey PLC	(238,815)	(346,502)	(15.5)
Vistry Group PLC	(44,473)	(408,198)	(18.3)
Vodafone Group PLC	(524,576)	(605,262)	(27.1)
Watches of Switzerland Group PLC	(50,972)	(598,368)	(26.8)
Whitbread PLC	(27,456)	(1,034,054)	(46.3)
Wise PLC, Class A	(14,486)	(97,109)	(4.4)

		(27,276,307)

United States
10X Genomics, Inc., Class A	(1,787)	(83,685)	(3.8)
Abbott Laboratories	(2,821)	(311,862)	(14.0)
Academy Sports & Outdoors, Inc.	(16,830)	(983,209)	(44.1)
Adient PLC	(3,019)	(135,915)	(6.1)
AES Corp.	(27,738)	(760,299)	(34.1)
Aflac, Inc.	(7,979)	(586,456)	(26.3)
AGCO Corp.	(11,994)	(1,656,731)	(74.2)
agilon health, Inc.	(44,978)	(978,721)	(43.9)
Agree Realty Corp.	(11,680)	(871,678)	(39.1)
Air Lease Corp., Class A	(4,559)	(205,018)	(9.2)
Air Products & Chemicals, Inc.	(362)	(116,025)	(5.2)
Airbnb, Inc., Class A	(6,592)	(732,437)	(32.8)
Alaska Air Group, Inc.	(1,987)	(102,013)	(4.6)
Albemarle Corp.	(50)	(14,072)	(0.6)
Albertsons Cos., Inc., Class A	(27,984)	(593,261)	(26.6)
Alight, Inc., Class A	(192,751)	(1,809,932)	(81.1)
Allegheny Technologies, Inc.	(1,743)	(63,428)	(2.8)
Alliant Energy Corp.	(51,019)	(2,756,557)	(123.5)
Altria Group, Inc.	(423)	(19,052)	(0.9)
Amdocs Ltd.	(21,856)	(2,009,222)	(90.0)
Ameren Corp.	(2,102)	(182,601)	(8.2)
American Equity Investment Life Holding Co.	(1,421)	(67,711)	(3.0)
American Tower Corp.	(1,242)	(277,450)	(12.4)
Americold Realty Trust	(96,332)	(3,025,788)	(135.6)
Ameriprise Financial, Inc.	(5,723)	(2,003,737)	(89.8)
AmerisourceBergen Corp.	(6,030)	(1,018,829)	(45.7)
Amkor Technology, Inc.	(53,194)	(1,556,456)	(69.8)
AMN Healthcare Services, Inc.	(3,151)	(301,992)	(13.5)
Annaly Capital Management, Inc.	(23,859)	(559,971)	(25.1)
Antero Midstream Corp.	(11,303)	(123,203)	(5.5)
Apartment Income REIT Corp.	(5,525)	(211,386)	(9.5)
Apellis Pharmaceuticals, Inc.	(3,636)	(191,726)	(8.6)
Apollo Global Management, Inc.	(39,230)	(2,776,699)	(124.4)
Apple Hospitality REIT, Inc.	(25,096)	(444,952)	(19.9)
AppLovin Corp., Class A	(46,947)	(596,227)	(26.7)
AptarGroup, Inc.	(5,685)	(657,413)	(29.5)
Aramark	(19,808)	(882,050)	(39.5)
Archer-Daniels-Midland Co.	(36,891)	(3,056,419)	(137.0)
Asbury Automotive Group, Inc.	(532)	(117,040)	(5.2)
Assurant, Inc.	(4,855)	(643,724)	(28.9)
Atkore, Inc.	(8,830)	(1,150,107)	(51.5)
Atmos Energy Corp.	(4,981)	(585,467)	(26.2)
Automatic Data Processing, Inc.	(10,852)	(2,450,490)	(109.8)
Avangrid, Inc.	(7,445)	(313,956)	(14.1)

81

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Axalta Coating Systems Ltd.	(2,840)	$(85,484)	(3.8)%
Axon Enterprise, Inc.	(5,115)	(999,676)	(44.8)
Ball Corp.	(5,994)	(349,091)	(15.6)
Bank OZK	(1,098)	(50,146)	(2.2)
Bath & Body Works, Inc.	(15,716)	(723,093)	(32.4)
Bentley Systems, Inc., Class B	(44,858)	(1,751,705)	(78.5)
Bill.com Holdings, Inc.	(217)	(25,090)	(1.1)
BJ’s Wholesale Club Holdings, Inc.	(299)	(21,669)	(1.0)
Blackline, Inc.	(1,637)	(117,537)	(5.3)
Blackstone Mortgage Trust, Inc., Class A	(72,842)	(1,736,553)	(77.8)
Bloom Energy Corp., Class A	(7,562)	(188,521)	(8.5)
Blue Owl Capital, Inc., Class A	(30,032)	(377,803)	(16.9)
Boston Properties, Inc.	(21,319)	(1,589,118)	(71.2)
Broadcom, Inc.	(1,240)	(725,412)	(32.5)
Broadridge Financial Solutions, Inc.	(492)	(73,977)	(3.3)
Brunswick Corp.	(14,288)	(1,204,907)	(54.0)
Bumble, Inc., Class A	(35,886)	(924,064)	(41.4)
Bunge Ltd.	(6,009)	(595,492)	(26.7)
Burlington Stores, Inc.	(3,783)	(869,447)	(39.0)
Cactus, Inc., Class A	(11,101)	(600,675)	(26.9)
Caesars Entertainment, Inc.	(13,197)	(687,036)	(30.8)
Calix, Inc.	(8,765)	(461,390)	(20.7)
Callaway Golf Co.	(44,798)	(1,097,103)	(49.2)
Campbell Soup Co.	(6,012)	(312,203)	(14.0)
CarMax, Inc.	(11,154)	(785,799)	(35.2)
Celanese Corp., Class A	(6,490)	(799,568)	(35.8)
Celsius Holdings, Inc.	(2,103)	(210,973)	(9.5)
CenterPoint Energy, Inc.	(36,704)	(1,105,524)	(49.5)
Ceridian HCM Holding, Inc.	(6,308)	(455,942)	(20.4)
ChampionX Corp.	(24,749)	(817,212)	(36.6)
Charles Schwab Corp.	(3,721)	(288,080)	(12.9)
Chemours Co.	(12,089)	(439,919)	(19.7)
Choice Hotels International, Inc.	(200)	(24,578)	(1.1)
Chord Energy Corp.	(114)	(16,340)	(0.7)
Cisco Systems, Inc.	(55,810)	(2,716,273)	(121.7)
Citizens Financial Group, Inc.	(24,384)	(1,056,315)	(47.3)
Civitas Resources, Inc.	(9,165)	(609,931)	(27.3)
Clear Secure, Inc., Class A	(1,243)	(39,018)	(1.8)
Cleveland-Cliffs, Inc.	(61,253)	(1,307,752)	(58.6)
Cloudflare, Inc., Class A	(5,832)	(308,571)	(13.8)
Coherent Corp.	(20,258)	(879,197)	(39.4)
Comcast Corp., Class A	(37,793)	(1,487,155)	(66.6)
Commerce Bancshares, Inc.	(2,110)	(140,442)	(6.3)
Conagra Brands, Inc.	(27,545)	(1,024,399)	(45.9)
Concentrix Corp.	(5,822)	(825,618)	(37.0)
Confluent, Inc., Class A	(48,723)	(1,125,501)	(50.4)
Constellation Energy Corp.	(7,623)	(650,699)	(29.2)
Copart, Inc.	(10,445)	(695,741)	(31.2)
Corebridge Financial, Inc.	(333,821)	(7,263,945)	(325.5)
Corning, Inc.	(17,309)	(599,064)	(26.8)
Corteva, Inc.	(23,409)	(1,508,710)	(67.6)
Costar Group, Inc.	(2,894)	(225,443)	(10.1)
Coty, Inc., Class A	(42,336)	(421,667)	(18.9)
Crane Holdings Co.	(10,215)	(1,184,021)	(53.1)
Crowdstrike Holdings, Inc., Class A	(1,014)	(107,383)	(4.8)
CubeSmart	(2,937)	(134,485)	(6.0)
Cullen/Frost Bankers, Inc.	(12,097)	(1,575,997)	(70.6)
Datadog, Inc., Class A	(11,014)	(823,957)	(36.9)
Deere & Co.	(280)	(118,395)	(5.3)
Delta Air Lines, Inc.	(19,858)	(776,448)	(34.8)
Diamondback Energy, Inc.	(2,024)	(295,747)	(13.3)
Digital Realty Trust, Inc.	(3,801)	(435,671)	(19.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Diodes, Inc.	(1,907)	$(170,085)	(7.6)%
Discover Financial Services	(3,549)	(414,275)	(18.6)
DoorDash, Inc., Class A	(2,788)	(161,481)	(7.2)
Dow, Inc.	(22,851)	(1,356,207)	(60.8)
Dr Horton Inc.	(5,225)	(515,655)	(23.1)
DTE Energy Co.	(1,227)	(142,786)	(6.4)
DTE Midstream LLC	(7,494)	(409,622)	(18.4)
Elanco Animal Health, Inc.	(21,311)	(292,600)	(13.1)
Elastic NV	(3,906)	(229,829)	(10.3)
EMCOR Group, Inc.	(9,413)	(1,395,477)	(62.5)
Encompass Health Corp.	(26,104)	(1,630,195)	(73.1)
Endeavor Group Holdings, Inc., Class A	(26,900)	(603,367)	(27.0)
Ensign Group, Inc.	(1,750)	(163,187)	(7.3)
Equitable Holdings, Inc.	(88,031)	(2,823,154)	(126.5)
Essential Utilities Inc.	(44,603)	(2,084,298)	(93.4)
Estee Lauder Cos., Inc., Class A	(3,818)	(1,057,891)	(47.4)
Euronet Worldwide, Inc.	(2,312)	(260,516)	(11.7)
Evercore, Inc., Class A	(4,607)	(598,035)	(26.8)
Exact Sciences Corp.	(9,926)	(670,203)	(30.0)
Exelon Corp.	(2,949)	(124,418)	(5.6)
ExlService Holdings, Inc.	(2,468)	(421,041)	(18.9)
Extra Space Storage, Inc.	(7,283)	(1,149,476)	(51.5)
Fastenal Co.	(2,292)	(115,861)	(5.2)
Federal Realty Investment Trust	(19,577)	(2,183,423)	(97.9)
Fidelity National Financial, Inc.	(1,952)	(85,947)	(3.9)
First Citizens BancShares, Inc., Class A	(2,423)	(1,884,319)	(84.4)
First Republic Bank	(7,786)	(1,096,892)	(49.2)
FirstEnergy Corp.	(17,736)	(726,289)	(32.6)
Fiserv, Inc.	(30,715)	(3,276,676)	(146.8)
Five Below, Inc.	(4,700)	(926,511)	(41.5)
FMC Corp.	(16,957)	(2,257,485)	(101.2)
FNB Corp.	(109,851)	(1,567,574)	(70.3)
Fortive Corp.	(207)	(14,082)	(0.6)
Freshworks, Inc., Class A	(43,811)	(708,862)	(31.8)
Frontier Communications Parent, Inc.	(40,718)	(1,205,660)	(54.0)
GE Healthcare, Inc.	(4,377)	(304,289)	(13.6)
Generac Holdings, Inc.	(13,018)	(1,569,971)	(70.4)
Genuine Parts Co.	(351)	(58,905)	(2.6)
Gitlab, Inc., Class A	(1,591)	(78,611)	(3.5)
Globe Life, Inc.	(1,655)	(200,007)	(9.0)
GoDaddy, Inc., Class A	(8,781)	(721,184)	(32.3)
Graphic Packaging Holding Co.	(40,165)	(967,575)	(43.4)
Guardant Health, Inc.	(17,821)	(560,114)	(25.1)
GXO Logistics, Inc.	(17,755)	(929,119)	(41.6)
Hancock Whitney Corp.	(19,580)	(1,007,978)	(45.2)
Harley-Davidson, Inc.	(6,269)	(288,562)	(12.9)
Hartford Financial Services Group, Inc.	(4,574)	(354,988)	(15.9)
Hasbro, Inc.	(16,476)	(974,885)	(43.7)
Healthcare Realty Trust, Inc., Class A	(106,867)	(2,300,846)	(103.1)
Healthpeak Properties, Inc.	(15,798)	(434,129)	(19.5)
Hershey Co.	(726)	(163,060)	(7.3)
Hess Corp.	(3,657)	(549,135)	(24.6)
Highwoods Properties, Inc.	(45,247)	(1,374,151)	(61.6)
Hilton Grand Vacations, Inc.	(11,305)	(535,405)	(24.0)
Home BancShares, Inc.	(72,556)	(1,731,912)	(77.6)
Houlihan Lokey, Inc., Class A	(7,534)	(746,393)	(33.5)
Howmet Aerospace Inc.	(63,032)	(2,564,772)	(114.9)
Hubbell, Inc., Class B	(2,050)	(469,265)	(21.0)
Huntington Bancshares, Inc.	(153,052)	(2,321,799)	(104.1)
Hyatt Hotels Corp., Class A	(301)	(32,845)	(1.5)
IAA, Inc.	(7,530)	(425,445)	(19.1)
IAA, Inc.	(14,261)	(595,112)	(26.7)

S C H E D U L E O F I N V E S T M E N T S	82

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
IDEX Corp.	(2,719)	$(651,690)	(29.2)%
Independence Realty Trust, Inc.	(128,827)	(2,425,812)	(108.7)
Ingersoll Rand, Inc.	(19,620)	(1,098,720)	(49.2)
Ingredion, Inc.	(8,537)	(877,604)	(39.3)
Inspire Medical Systems, Inc.	(1,143)	(289,248)	(13.0)
Interactive Brokers Group, Inc., Class A	(8,011)	(640,399)	(28.7)
International Business Machines Corp.	(11,410)	(1,537,269)	(68.9)
International Flavors & Fragrances, Inc.	(23,718)	(2,667,326)	(119.5)
International Game Technology PLC	(17,638)	(466,525)	(20.9)
Interpublic Group of Cos., Inc.	(23,748)	(865,852)	(38.8)
Intra-Cellular Therapies, Inc.	(16,857)	(807,787)	(36.2)
iRhythm Technologies, Inc.	(9,976)	(980,641)	(44.0)
Iridium Communications, Inc.	(1,933)	(115,671)	(5.2)
JPMorgan Chase & Co.	(17,356)	(2,429,146)	(108.9)
Karuna Therapeutics, Inc.	(1,218)	(242,857)	(10.9)
Keurig Dr Pepper, Inc.	(2,256)	(79,592)	(3.6)
Kimberly-Clark Corp.	(18,061)	(2,348,111)	(105.2)
Kinsale Capital Group, Inc.	(3,989)	(1,110,697)	(49.8)
Kite Realty Group Trust	(36,248)	(786,582)	(35.3)
Kraft Heinz Co.	(37,971)	(1,538,965)	(69.0)
Lancaster Colony Corp.	(943)	(180,971)	(8.1)
Leggett & Platt, Inc.	(65,302)	(2,387,441)	(107.0)
Levi Strauss & Co., Class A	(29,925)	(550,620)	(24.7)
Liberty Media Corp.-Liberty Formula One,
Class C	(6,349)	(449,509)	(20.1)
Lincoln Electric Holdings, Inc.	(3,347)	(558,514)	(25.0)
Lithia Motors, Inc., Class A	(1,203)	(316,630)	(14.2)
Littelfuse, Inc.	(1,259)	(323,173)	(14.5)
Live Nation Entertainment, Inc.	(6,431)	(517,631)	(23.2)
Livent Corp.	(3,679)	(95,360)	(4.3)
Loews Corp.	(20,179)	(1,240,605)	(55.6)
LyondellBasell Industries NV, Class A	(15,317)	(1,481,001)	(66.4)
Madison Square Garden Sports Corp.	(2,632)	(478,603)	(21.5)
Maravai LifeSciences Holdings, Inc., Class A	(83,038)	(1,217,337)	(54.6)
Markel Corp.	(209)	(294,477)	(13.2)
MarketAxess Holdings, Inc.	(1,645)	(598,533)	(26.8)
Marqeta, Inc., Class A	(39,682)	(263,092)	(11.8)
MasTec, Inc.	(7,768)	(763,051)	(34.2)
Mattel, Inc.	(4,863)	(99,497)	(4.5)
Maximus, Inc.	(58,578)	(4,384,563)	(196.5)
MDU Resources Group, Inc.	(32,404)	(1,001,608)	(44.9)
Medpace Holdings, Inc.	(6,899)	(1,525,162)	(68.4)
Merck & Co., Inc.	(3,267)	(350,908)	(15.7)
Microchip Technology, Inc.	(6,445)	(500,261)	(22.4)
Mid-America Apartment Communities, Inc.	(607)	(101,199)	(4.5)
MKS Instruments, Inc.	(9,953)	(1,018,391)	(45.6)
Moderna, Inc.	(3,248)	(571,843)	(25.6)
Molina Healthcare, Inc.	(1,674)	(522,003)	(23.4)
MongoDB, Inc., Class A	(1,420)	(304,178)	(13.6)
Morgan Stanley	(15,782)	(1,536,062)	(68.8)
Motorola Solutions, Inc.	(11,510)	(2,958,185)	(132.6)
MP Materials Corp.	(104,245)	(3,389,005)	(151.9)
Murphy Oil Corp.	(807)	(35,193)	(1.6)
Murphy USA, Inc.	(6,044)	(1,644,149)	(73.7)
Natera, Inc.	(14,462)	(620,854)	(27.8)
National Retail Properties, Inc.	(18,966)	(898,040)	(40.2)
National Storage Affiliates Trust	(1,933)	(78,866)	(3.5)
nCino, Inc.	(59,048)	(1,688,773)	(75.7)
NCR Corp.	(14,515)	(398,001)	(17.8)
Neogen Corp.	(1,608)	(34,427)	(1.5)
Netflix, Inc.	(1,831)	(647,918)	(29.0)
New Jersey Resources Corp.	(3,747)	(187,050)	(8.4)

Security	Shares	Value	% of Basket Value

United States (continued)
New Residential Investment Corp.	(159,705)	$(1,502,824)	(67.4)%
New York Times Co., Class A	(3,851)	(134,169)	(6.0)
Newell Brands, Inc.	(46,555)	(743,018)	(33.3)
News Corp., Class A	(104,629)	(2,119,784)	(95.0)
NextEra Energy, Inc.	(5,388)	(402,106)	(18.0)
Norwegian Cruise Line Holdings Ltd.	(13,216)	(201,015)	(9.0)
Novanta, Inc.	(17,528)	(2,830,246)	(126.8)
Nutanix, Inc., Class A	(533)	(14,855)	(0.7)
Oak Street Health, Inc.	(31,221)	(907,282)	(40.7)
OGE Energy Corp.	(45,104)	(1,773,489)	(79.5)
Okta, Inc.	(27,279)	(2,008,007)	(90.0)
Old Dominion Freight Line, Inc.	(1,441)	(480,199)	(21.5)
Old National Bancorp	(71,647)	(1,253,822)	(56.2)
Old Republic International Corp.	(43,132)	(1,138,253)	(51.0)
Olin Corp.	(8,808)	(568,909)	(25.5)
Omnicom Group, Inc.	(32,529)	(2,797,169)	(125.4)
ONEOK, Inc.	(5,050)	(345,824)	(15.5)
Onto Innovation, Inc.	(15,243)	(1,198,862)	(53.7)
Option Care Health, Inc.	(1,873)	(54,073)	(2.4)
Organon & Co.	(12,267)	(369,605)	(16.6)
PACCAR, Inc.	(14,476)	(1,582,372)	(70.9)
Palantir Technologies, Inc., Class A	(33,751)	(262,583)	(11.8)
Palo Alto Networks, Inc.	(3,327)	(527,795)	(23.7)
Parker-Hannifin Corp.	(4,367)	(1,423,642)	(63.8)
PayPal Holdings, Inc.	(6,181)	(503,690)	(22.6)
Peloton Interactive, Inc., Class A	(120,576)	(1,559,048)	(69.9)
Penumbra, Inc.	(1,340)	(335,549)	(15.0)
Performance Food Group Co.	(13,676)	(838,612)	(37.6)
Permian Resources Corp., Class A	(37,648)	(409,234)	(18.3)
PG&E Corp.	(35,320)	(561,588)	(25.2)
Philip Morris International, Inc.	(37,927)	(3,953,510)	(177.2)
Phillips 66	(11,212)	(1,124,227)	(50.4)
Phillips Edison & Co., Inc.	(19,742)	(661,752)	(29.7)
Pilgrim’s Pride Corp.	(36,485)	(885,856)	(39.7)
Plug Power, Inc.	(103,859)	(1,767,680)	(79.2)
Pool Corp.	(855)	(329,697)	(14.8)
Principal Financial Group, Inc.	(43,881)	(4,061,187)	(182.0)
Procore Technologies, Inc.	(29,561)	(1,653,938)	(74.1)
Progyny, Inc.	(18,192)	(625,623)	(28.0)
Prometheus Biosciences, Inc.	(1,157)	(131,505)	(5.9)
Prosperity Bancshares, Inc.	(38,958)	(2,955,354)	(132.4)
PTC, Inc.	(3,001)	(404,775)	(18.1)
Public Storage	(9,318)	(2,835,840)	(127.1)
QUALCOMM, Inc.	(5,728)	(763,027)	(34.2)
Qualtrics International, Inc., Class A	(165,899)	(2,616,227)	(117.3)
Quanta Services, Inc.	(8,040)	(1,223,608)	(54.8)
Quest Diagnostics, Inc.	(1,060)	(157,389)	(7.1)
QuidelOrtho Corp.	(7,431)	(636,168)	(28.5)
Rambus, Inc.	(17,526)	(709,277)	(31.8)
Raymond James Financial, Inc.	(8,407)	(948,057)	(42.5)
Raytheon Technologies Corp.	(6,383)	(637,343)	(28.6)
RBC Bearings, Inc.	(6,766)	(1,650,701)	(74.0)
Realty Income Corp.	(32,701)	(2,218,109)	(99.4)
Regency Centers Corp., Registered Shares	(14,120)	(940,816)	(42.2)
Regions Financial Corp., Registered Shares	(8,123)	(191,215)	(8.6)
Rexford Industrial Realty, Inc.	(2,899)	(184,000)	(8.2)
RH	(3,213)	(1,002,424)	(44.9)
Rivian Automotive, Inc., Class A	(922)	(17,887)	(0.8)
Robinhood Markets, Inc., Class A	(22,852)	(237,889)	(10.7)
Roku, Inc.	(1,681)	(96,657)	(4.3)
Ross Stores, Inc.	(25,399)	(3,001,908)	(134.5)
Ryan Specialty Holdings, Inc.	(13,933)	(593,824)	(26.6)

83

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Science Applications International Corp.	(5,739)	$(595,593)	(26.7)%
Sealed Air Corp.	(4,645)	(254,360)	(11.4)
SeaWorld Entertainment, Inc.	(5,676)	(354,126)	(15.9)
Selective Insurance Group, Inc.	(2,757)	(261,915)	(11.7)
Sensata Technologies Holding PLC	(9,580)	(487,143)	(21.8)
SentinelOne, Inc., Class A	(170,362)	(2,570,763)	(115.2)
Shift4 Payments, Inc., Class A	(1,411)	(90,360)	(4.1)
Shoals Technologies Group, Inc., Class A	(10,193)	(284,283)	(12.7)
Shockwave Medical, Inc.	(1,506)	(283,023)	(12.7)
Silgan Holdings, Inc.	(13,097)	(705,797)	(31.6)
Skechers U.S.A., Inc., Class A	(2,955)	(142,283)	(6.4)
Skyworks Solutions, Inc.	(602)	(66,021)	(3.0)
SLM Corp.	(38,958)	(684,492)	(30.7)
Smartsheet, Inc., Class A	(5,605)	(242,192)	(10.9)
Snowflake, Inc., Class A	(8,594)	(1,344,445)	(60.3)
South State Corp.	(21,058)	(1,676,217)	(75.1)
Southern Co.	(6,036)	(408,516)	(18.3)
Southwest Gas Holdings, Inc.	(6,237)	(417,442)	(18.7)
Spirit AeroSystems Holdings, Inc., Class A	(31,893)	(1,152,932)	(51.7)
SPS Commerce, Inc.	(283)	(38,511)	(1.7)
SS&C Technologies Holdings, Inc.	(28,241)	(1,704,344)	(76.4)
STAG Industrial, Inc.	(40,194)	(1,430,906)	(64.1)
Starwood Property Trust, Inc.	(28,316)	(591,521)	(26.5)
SunPower Corp.	(7,106)	(123,858)	(5.6)
Super Micro Computer, Inc.	(8,735)	(631,803)	(28.3)
Sysco Corp.	(13,322)	(1,031,922)	(46.2)
Teledyne Technologies, Inc.	(6,991)	(2,966,002)	(132.9)
Terreno Realty Corp.	(13,979)	(900,667)	(40.4)
Tesla, Inc.	(4,996)	(865,407)	(38.8)
Texas Roadhouse, Inc., Class A	(2,203)	(221,247)	(9.9)
T-Mobile U.S., Inc.	(3,052)	(455,694)	(20.4)
Toast, Inc., Class A	(20,173)	(450,060)	(20.2)
Trade Desk, Inc., Class A	(21,915)	(1,111,090)	(49.8)
Tradeweb Markets, Inc., Class A	(6,485)	(483,392)	(21.7)
TransUnion	(344)	(24,682)	(1.1)
Travelers Cos., Inc.	(2,735)	(522,713)	(23.4)
TripAdvisor, Inc.	(698)	(16,263)	(0.7)
Truist Financial Corp.	(4,530)	(223,737)	(10.0)
Twilio, Inc., Class A	(4,028)	(241,036)	(10.8)
Uber Technologies, Inc.	(21,083)	(652,097)	(29.2)
UFP Industries, Inc.	(2,311)	(216,194)	(9.7)
U-Haul Holding Co.	(431)	(26,631)	(1.2)
UiPath, Inc., Class A	(91,120)	(1,399,603)	(62.7)
Ulta Salon Cosmetics & Fragrance, Inc.	(377)	(193,763)	(8.7)
United Bankshares, Inc.	(26,311)	(1,057,702)	(47.4)
United Rentals, Inc.	(2,411)	(1,063,130)	(47.6)
Universal Health Services, Inc., Class B	(1,575)	(233,431)	(10.5)
Valaris Ltd.	(7,379)	(536,011)	(24.0)
Valley National Bancorp	(92,971)	(1,104,495)	(49.5)
Valvoline, Inc.	(5,931)	(217,430)	(9.7)
Vertiv Holdings Co., Class A	(23,542)	(334,767)	(15.0)
Viatris, Inc.	(38,512)	(468,306)	(21.0)
Vir Biotechnology, Inc.	(8,812)	(260,395)	(11.7)
Vontier Corp.	(32,317)	(744,260)	(33.4)
Walt Disney Co.	(17,300)	(1,876,877)	(84.1)
Waste Connections, Inc.	(452)	(60,071)	(2.7)
Webster Financial Corp.	(32,024)	(1,686,064)	(75.6)
WEC Energy Group, Inc.	(2,431)	(228,490)	(10.2)
Welltower, Inc.	(8,034)	(602,871)	(27.0)
Western Alliance Bancorp	(4,236)	(319,267)	(14.3)
Western Union Co.	(26,804)	(379,813)	(17.0)

Security	Shares	Value	% of Basket Value

United States (continued)
Westinghouse Air Brake Technologies Corp.	(2,310)	$(239,801)	(10.7)%
WillScot Mobile Mini Holdings Corp.	(28,318)	(1,372,290)	(61.5)
Wingstop, Inc.	(4,489)	(711,372)	(31.9)
Wolfspeed, Inc.	(9,558)	(736,062)	(33.0)
Workiva, Inc., Class A	(3,553)	(307,441)	(13.8)
WR Berkley Corp.	(2,245)	(157,464)	(7.1)
WW Grainger, Inc.	(80)	(47,158)	(2.1)
Xcel Energy, Inc.	(8,602)	(591,560)	(26.5)
Zimmer Biomet Holdings, Inc.	(5,323)	(677,831)	(30.4)
ZoomInfo Technologies, Inc., Class A	(9,213)	(260,083)	(11.7)
Zscaler, Inc.	(6,994)	(868,375)	(38.9)

		(313,743,610)

Uruguay
Globant SA	(5,397)	(875,286)	(39.2)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(20,734)	(1,478,340)	(66.2)
Volkswagen AG	(2,616)	(361,015)	(16.2)

Total Reference Entity — Short		(593,076,566)

Net Value of Reference Entity — Goldman Sachs & Co.		$2,231,365

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date on July 5, 2023 and October 03, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AGL Energy Ltd.	260,941	$1,415,154	55.8%
Allkem Ltd.	120,701	1,120,581	44.2
ANZ Group Holdings Ltd.	53,072	944,490	37.3
ASX Ltd.	3,594	175,873	6.9
Aurizon Holdings Ltd.	242,746	634,480	25.0
Bank of Queensland Ltd.	70,857	350,377	13.8
BHP Group Ltd.	4,528	158,580	6.3
Challenger Ltd.	220,455	1,130,220	44.6
Charter Hall Group	72,964	718,446	28.3
Coles Group Ltd.	64,233	807,899	31.9
Commonwealth Bank of Australia	6,082	474,773	18.7
Computershare Ltd.	6,625	111,577	4.4
Domain Holdings Australia Ltd.	115,927	265,223	10.5
Downer EDI Ltd.	676,523	1,810,412	71.4
Flight Centre Travel Group Ltd.	179,459	2,167,841	85.5
IDP Education Ltd.	34,940	777,535	30.7
Iluka Resources Ltd.	29,367	225,969	8.9
Magellan Financial Group Ltd.	10,513	66,830	2.6
Medibank Private Ltd.	365,487	761,413	30.0
Mineral Resources Ltd.	33,418	2,115,696	83.5
Origin Energy Ltd.	288,396	1,531,259	60.4
Orora Ltd.	44,192	93,507	3.7
OZ Minerals Ltd.	57,644	1,141,746	45.0
Pilbara Minerals Ltd.	42,766	145,486	5.7
Pro Medicus Ltd.	29,325	1,400,524	55.2
Qantas Airways Ltd.	9,787	44,177	1.7

S C H E D U L E O F I N V E S T M E N T S	84

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
QBE Insurance Group Ltd.	1,543	$15,055	0.6%
REA Group Ltd.	1,706	152,980	6.0
Region RE Ltd., Registered Shares	209,416	401,847	15.9
SEEK Ltd.	19,354	335,191	13.2
Star Entertainment Group Ltd.	106,437	146,868	5.8
Steadfast Group Ltd.	46,823	173,956	6.9
Suncorp Group Ltd.	4,992	44,376	1.8
Treasury Wine Estates Ltd.	410,651	4,230,025	166.9
Westpac Banking Corp.	144,098	2,424,574	95.6
WiseTech Global Ltd.	11,486	498,028	19.6
Worley Ltd.	15,659	171,899	6.8

		29,184,867

Austria
ANDRITZ AG	3,942	235,737	9.3
Raiffeisen Bank International AG	96,491	1,736,082	68.5
Verbund AG	255	21,637	0.8

		1,993,456

Belgium
Ackermans & van Haaren NV	1,922	332,611	13.1
Ageas SA/NV	2,384	116,007	4.6
Anheuser-Busch InBev SA	27,996	1,689,887	66.7
Etablissements Franz Colruyt NV	11,075	292,865	11.5
Euronav NV	5,274	83,013	3.3
Sofina SA	6,519	1,548,733	61.1

		4,063,116

Bermuda
Hiscox Ltd.	75,304	1,048,092	41.3

Brazil
Wheaton Precious Metals Corp.	780	35,666	1.4

Canada
Alamos Gold, Inc., Class A	39,906	440,284	17.4
Algonquin Power & Utilities Corp.	206,077	1,502,346	59.3
Aritzia, Inc.	3,775	136,156	5.4
B2Gold Corp.	118,855	470,757	18.6
Ballard Power Systems, Inc.	181,025	1,185,020	46.7
Bank of Nova Scotia	1,668	90,298	3.6
Baytex Energy Corp.	134,397	622,213	24.5
Birchcliff Energy Ltd.	32,469	208,155	8.2
Bombardier, Inc., Class B	17,704	855,162	33.7
Canadian Imperial Bank of Commerce	82,778	3,778,840	149.1
CGI, Inc.	4,879	418,174	16.5
Element Fleet Management Corp.	95,529	1,349,777	53.2
Emera, Inc.	1,312	52,241	2.1
Enerplus Corp.	103,099	1,829,445	72.2
First Majestic Silver Corp.	124,075	980,067	38.7
First Quantum Minerals Ltd.	75,112	1,742,668	68.7
FirstService Corp.	1,855	265,100	10.5
Gildan Activewear, Inc.	43,674	1,369,418	54.0
Imperial Oil Ltd.	39,326	2,149,327	84.8
Ivanhoe Mines Ltd., Class A	49,165	461,886	18.2
Kinaxis, Inc.	1,266	147,147	5.8
Kinross Gold Corp.	59,612	277,328	10.9
Lithium Americas Corp.	7,722	194,189	7.7
Lululemon Athletica, Inc.	1,405	431,166	17.0
Lundin Mining Corp.	27,877	210,981	8.3
MEG Energy Corp.	35,022	578,809	22.8
Methanex Corp.	33,923	1,605,705	63.3
NuVista Energy Ltd.	13,498	113,113	4.5
Pan American Silver Corp.	13,835	252,150	9.9

Security	Shares	Value	% of Basket Value

Canada (continued)
Parex Resources, Inc.	11,622	$197,842	7.8%
RioCan Real Estate Investment Trust	19,610	340,159	13.4
Royal Bank of Canada	523	53,521	2.1
Stantec, Inc.	67,741	3,531,258	139.3
Stelco Holdings, Inc.	1,143	44,473	1.8
Suncor Energy, Inc.	5,336	185,199	7.3
Teck Resources Ltd., Class B	9,067	392,241	15.5
TELUS Corp.	1,678	36,157	1.4
TFI International, Inc.	643	71,614	2.8
TMX Group Ltd.	257	25,330	1.0
Toronto-Dominion Bank	8,956	619,661	24.4
Tourmaline Oil Corp.	12,625	588,385	23.2
TransAlta Corp.	10,492	101,880	4.0
Vermilion Energy, Inc.	4,049	62,079	2.5
West Fraser Timber Co. Ltd.	3,216	279,628	11.0

		30,247,349

Chile
Antofagasta PLC	5,214	112,031	4.4

China
Budweiser Brewing Co. APAC Ltd.	100,900	318,372	12.6

Denmark
AP Moller - Maersk A/S, Class A	79	168,345	6.6
Carlsberg A/S, Class B	1,224	173,761	6.8
Coloplast A/S, Class B	2,767	334,072	13.2
D/S Norden A/S	3,803	205,002	8.1
Genmab A/S	814	319,004	12.6
H Lundbeck A/S	76,392	283,859	11.2
Jyske Bank AS, Registered Shares	12,499	901,470	35.6
Novozymes A/S	3,393	176,560	7.0
ROCKWOOL A/S, B Shares	7,175	2,057,160	81.1
Royal Unibrew A/S	6,672	468,521	18.5
SimCorp A/S	5,032	352,391	13.9

		5,440,145

Finland
Kone OYJ, Class B	3,373	183,950	7.3
Metso Outotec OYJ	65,181	749,117	29.5
Nokia OYJ	19,699	93,403	3.7
Wartsila OYJ Abp	97,370	926,087	36.5

		1,952,557

France
Accor SA	12,408	402,738	15.9
Aeroports de Paris	1,388	215,331	8.5
Air Liquide SA	7,405	1,179,070	46.5
ALD SA	35,361	444,549	17.5
Alstom SA	32,345	961,784	37.9
Arkema SA	4,709	476,493	18.8
Bureau Veritas SA	3,329	95,181	3.8
Carrefour SA	41,405	787,563	31.1
Cie Generale des Etablissements Michelin SCA	14,222	449,697	17.7
Covivio	17,967	1,233,333	48.6
Danone SA	21,499	1,178,989	46.5
Edenred	5,858	318,363	12.6
Engie SA	47,433	673,542	26.6
Faurecia SE	8,121	161,393	6.4
Gaztransport Et Technigaz SA	12,552	1,387,701	54.7
Gecina SA	22,709	2,689,873	106.1
Hermes International	793	1,484,107	58.5
ICADE	39,045	1,854,645	73.1
JCDecaux SE	4,225	95,607	3.8

85

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
Kering SA	115	$71,755	2.8%
Klepierre SA	50,098	1,271,505	50.1
LVMH Moet Hennessy Louis Vuitton SE	2,206	1,925,784	76.0
Neoen SA	36,960	1,387,827	54.7
Pernod Ricard SA	4,478	927,080	36.6
Remy Cointreau SA	935	176,050	6.9
Renault SA	11,138	452,865	17.9
Schneider Electric SE	3,619	587,058	23.2
Societe Generale SA	5,532	164,669	6.5
Ubisoft Entertainment SA	1,363	28,223	1.1
Valeo	130,499	2,852,024	112.5
Wendel SE	3,733	395,280	15.6

		26,330,079

Germany
1&1 AG	47,812	667,384	26.3
Adidas AG	11,144	1,794,365	70.8
BASF SE	14,115	809,289	31.9
Commerzbank AG	10,022	114,566	4.5
Covestro AG	8,359	384,886	15.2
Daimler Truck Holding AG	1,990	66,871	2.6
DWS Group GmbH & Co. KGaA	48,509	1,744,823	68.8
E.ON SE	12,502	136,308	5.4
Encavis AG	18,856	365,344	14.4
Evonik Industries AG	83,206	1,849,548	73.0
Fraport AG Frankfurt Airport Services Worldwide	31,023	1,765,557	69.7
Freenet AG	40,502	984,573	38.8
Knorr-Bremse AG	43,355	2,849,638	112.4
Mercedes-Benz Group AG	14,385	1,070,417	42.2
METRO AG	33,523	330,316	13.0
Nemetschek SE	4,507	240,964	9.5
ProSiebenSat.1 Media SE	34,237	352,134	13.9
Rheinmetall AG	880	205,619	8.1
SAP SE	17,674	2,095,075	82.6
Scout24 SE	1,024	59,615	2.4
Siemens AG, Registered Shares	6,562	1,025,019	40.4
Siemens Energy AG	8,818	184,374	7.3
SUSE SA	9,290	180,334	7.1
Talanx AG	38,912	1,925,006	75.9
thyssenkrupp AG	245,839	1,931,275	76.2
VERBIO Vereinigte BioEnergie AG	802	50,558	2.0
Wacker Chemie AG	1,235	186,657	7.4

		23,370,515

Hong Kong
ASMPT Ltd.	33,600	277,523	10.9
Bank of East Asia Ltd.	92,400	118,698	4.7
Cafe de Coral Holdings Ltd.	26,000	45,517	1.8
Cathay Pacific Airways Ltd.	683,000	680,686	26.8
Dah Sing Financial Holdings Ltd.	27,200	72,093	2.8
First Pacific Co. Ltd.	216,000	75,327	3.0
Haitong International Securities Group Ltd.	105,600	12,153	0.5
Hang Lung Group Ltd.	49,000	90,425	3.6
Hang Lung Properties Ltd.	96,000	181,012	7.1
Hongkong Land Holdings Ltd.	171,700	839,402	33.1
Hysan Development Co. Ltd.	85,000	285,978	11.3
Kerry Properties Ltd.	93,500	237,060	9.4
Link REIT	45,300	362,598	14.3
New World Development Co. Ltd.	1,337,000	3,996,163	157.6
Shangri-La Asia Ltd.	130,000	113,504	4.5

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Swire Pacific Ltd., Class A	63,000	$577,325	22.8%
Swire Properties Ltd.	144,800	406,969	16.1
Wharf Holdings Ltd.	377,000	982,135	38.7

		9,354,568

Ireland
Accenture PLC, Class A	5,777	1,612,072	63.6
AIB Group PLC	65,047	273,235	10.8
Bank of Ireland Group PLC	5,523	59,007	2.3
Experian PLC	1,034	37,813	1.5
James Hardie Industries PLC	37,220	835,162	32.9
Kingspan Group PLC	22,383	1,439,586	56.8
Ryanair Holdings PLC	7,482	120,462	4.8

		4,377,337

Israel
Alony Hetz Properties & Investments Ltd.	64,672	693,881	27.4
Elbit Systems Ltd.	3,633	609,923	24.0
Gav-Yam Lands Corp. Ltd.	18,706	151,137	6.0
Nice Ltd.	1,794	371,014	14.6

		1,825,955

Italy
A2A SpA	1,330,672	2,003,303	79.0
Azimut Holding SpA	3,010	75,147	3.0
BPER Banca	90,930	249,794	9.9
Buzzi Unicem SpA	17,034	383,575	15.1
Enel SpA	112,560	662,767	26.1
FinecoBank Banca Fineco SpA	13,234	237,575	9.4
Hera SpA	156,665	450,038	17.8
Infrastrutture Wireless Italiane SpA	35,624	390,395	15.4
Intesa Sanpaolo SpA	316,500	832,164	32.8
Italgas SpA	12,993	76,057	3.0
Iveco Group NV	2,786	22,819	0.9
Mediobanca Banca di Credito Finanziario SpA	100,951	1,085,218	42.8
Moncler SpA	31,734	1,986,156	78.3
Prysmian SpA	3,295	134,560	5.3
Recordati Industria Chimica e Farmaceutica SpA	2,584	113,201	4.5
Reply SpA	1,063	137,985	5.4
Snam SpA	140,814	717,240	28.3
UniCredit SpA	8,562	167,226	6.6
UnipolSai Assicurazioni SpA	198,848	528,939	20.9

		10,254,159

Japan
Acom Co. Ltd.	476,800	1,188,585	46.9
Aeon Co. Ltd.	900	18,452	0.7
Aeon Mall Co. Ltd.	1,000	14,085	0.6
AEON REIT Investment Corp.	14	15,473	0.6
Ain Holdings, Inc.	1,000	43,099	1.7
Aisin Corp.	7,900	230,487	9.1
Alfresa Holdings Corp.	106,000	1,326,801	52.3
Amano Corp.	5,700	104,287	4.1
ANA Holdings, Inc.	82,000	1,814,885	71.6
Anritsu Corp.	4,700	45,023	1.8
Aozora Bank Ltd.	125,700	2,513,271	99.1
AZ-COM MARUWA Holdings, Inc.	24,900	314,282	12.4
Benesse Holdings, Inc.	112,800	1,725,342	68.1
Brother Industries Ltd.	27,600	428,691	16.9
Canon Marketing Japan, Inc.	1,300	30,856	1.2
Canon, Inc.	15,000	332,885	13.1

S C H E D U L E O F I N V E S T M E N T S	86

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	64,100	$674,900	26.6%
COMSYS Holdings Corp.	112,100	2,138,015	84.3
Cosmos Pharmaceutical Corp.	300	29,312	1.2
CyberAgent, Inc.	342,000	3,198,367	126.2
Daicel Corp.	4,900	36,154	1.4
Dai-ichi Life Holdings, Inc.	700	16,424	0.6
Daiichi Sankyo Co. Ltd.	15,600	489,948	19.3
Daikin Industries Ltd.	3,300	573,192	22.6
Daiwa House Industry Co. Ltd.	27,800	667,617	26.3
DeNA Co. Ltd.	65,400	917,024	36.2
DIC Corp.	2,100	38,833	1.5
DMG Mori Co. Ltd.	59,900	914,926	36.1
Dowa Holdings Co. Ltd.	18,500	645,893	25.5
Ebara Corp.	65,100	2,764,119	109.0
EXEO Group, Inc.	28,100	510,958	20.2
Ezaki Glico Co. Ltd.	5,300	148,102	5.8
Fast Retailing Co. Ltd.	4,400	2,672,381	105.4
Food & Life Cos. Ltd.	1,900	41,893	1.7
Fuji Media Holdings, Inc.	106,400	898,662	35.4
Fujitsu Ltd.	13,900	1,979,073	78.1
GMO internet group, Inc.	28,400	558,908	22.0
GMO Payment Gateway, Inc.	17,700	1,637,815	64.6
Hamamatsu Photonics KK	800	42,744	1.7
Hitachi Ltd.	2,300	120,618	4.8
Horiba Ltd.	3,500	161,184	6.4
House Foods Group, Inc.	28,600	610,193	24.1
Hulic Co. Ltd.	156,700	1,288,041	50.8
IHI Corp.	200	6,077	0.2
Information Services International-Dentsu Ltd.	12,600	417,417	16.5
INFRONEER Holdings, Inc.	84,800	676,911	26.7
Internet Initiative Japan, Inc.	2,900	54,421	2.1
Isetan Mitsukoshi Holdings Ltd.	12,900	140,361	5.5
Itochu Techno-Solutions Corp.	88,800	2,198,466	86.7
J Front Retailing Co. Ltd.	142,200	1,324,377	52.2
Japan Exchange Group, Inc.	30,500	466,789	18.4
JTEKT Corp.	34,400	255,017	10.1
Kadokawa Corp.	37,400	699,803	27.6
Kandenko Co. Ltd.	19,900	133,751	5.3
Kaneka Corp.	11,200	294,049	11.6
Kao Corp.	7,900	319,333	12.6
KDDI Corp.	20,100	627,993	24.8
Kenedix Office Investment Corp.	25	59,389	2.3
Kewpie Corp.	12,600	219,372	8.7
Kinden Corp.	69,200	793,139	31.3
Kirin Holdings Co. Ltd.	85,000	1,309,826	51.7
Koito Manufacturing Co. Ltd.	33,900	571,831	22.6
Kokuyo Co. Ltd.	57,200	815,623	32.2
Kose Corp.	7,900	871,630	34.4
K’s Holdings Corp.	84,100	743,521	29.3
Kubota Corp.	73,300	1,101,574	43.4
Kyocera Corp.	10,100	524,103	20.7
Kyowa Kirin Co. Ltd.	3,600	80,283	3.2
Lawson, Inc.	17,800	711,756	28.1
Lintec Corp.	9,400	162,780	6.4
Lion Corp.	63,500	702,928	27.7
Lixil Corp.	38,200	659,476	26.0
Mani, Inc.	18,600	272,063	10.7
McDonald’s Holdings Co. Japan Ltd.	1,100	43,458	1.7
Medipal Holdings Corp.	5,400	72,095	2.8
Mercari, Inc.	7,000	152,459	6.0
MISUMI Group, Inc.	900	22,651	0.9
Mitsubishi Chemical Group Corp.	7,400	41,525	1.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Electric Corp.	364,700	$4,019,268	158.5%
Mitsubishi Estate Co. Ltd.	123,100	1,582,219	62.4
Mitsubishi Gas Chemical Co., Inc.	138,500	2,023,833	79.8
Mitsubishi Motors Corp.	63,200	243,503	9.6
Mitsubishi UFJ Financial Group, Inc.	431,600	3,161,419	124.7
Mitsui Chemicals, Inc.	52,100	1,226,357	48.4
Mitsui Fudosan Co. Ltd.	144,600	2,710,331	106.9
Mizuho Financial Group, Inc.	35,700	557,650	22.0
MS&AD Insurance Group Holdings, Inc.	17,200	551,668	21.8
Nabtesco Corp.	6,400	187,382	7.4
Nagoya Railroad Co. Ltd.	28,600	472,897	18.7
NEC Corp.	46,100	1,665,483	65.7
NEC Networks & System Integration Corp.	114,200	1,525,075	60.2
NGK Insulators Ltd.	65,300	903,836	35.7
NGK Spark Plug Co. Ltd.	400	7,816	0.3
Nidec Corp.	1,200	66,101	2.6
Nihon M&A Center Holdings, Inc.	77,300	790,269	31.2
Nippon Express Holdings, Inc.	400	23,213	0.9
Nippon Shinyaku Co. Ltd.	6,600	339,676	13.4
Nippon Telegraph & Telephone Corp.	31,100	932,550	36.8
Nippon Television Holdings, Inc.	86,800	701,755	27.7
Nipro Corp.	71,200	571,551	22.5
Nissan Motor Co. Ltd.	398,900	1,433,223	56.5
Nitto Denko Corp.	4,400	284,405	11.2
Nomura Real Estate Holdings, Inc.	39,400	868,394	34.3
Nomura Real Estate Master Fund, Inc.	718	839,676	33.1
Nomura Research Institute Ltd.	26,000	624,197	24.6
NS Solutions Corp.	23,200	597,133	23.6
NSK Ltd.	401,400	2,257,619	89.0
OBIC Business Consultants Co. Ltd.	36,900	1,449,148	57.2
Odakyu Electric Railway Co. Ltd.	15,800	207,728	8.2
Olympus Corp.	13,200	248,155	9.8
Omron Corp.	10,200	590,178	23.3
Oracle Corp. Japan	16,500	1,130,363	44.6
Otsuka Corp.	79,300	2,608,933	102.9
Otsuka Holdings Co. Ltd.	10,900	349,676	13.8
PALTAC Corp.	8,700	315,001	12.4
Panasonic Holdings Corp.	26,800	248,526	9.8
Pigeon Corp.	4,100	65,161	2.6
Pola Orbis Holdings, Inc.	195,400	2,819,176	111.2
Rakuten Group, Inc.	58,500	298,259	11.8
Resona Holdings, Inc.	22,500	124,509	4.9
Ricoh Co. Ltd.	294,800	2,288,419	90.3
Rohm Co. Ltd.	4,900	392,644	15.5
Ryohin Keikaku Co. Ltd.	1,700	18,850	0.7
Sanrio Co. Ltd.	19,000	724,702	28.6
Santen Pharmaceutical Co. Ltd.	174,000	1,356,461	53.5
Sapporo Holdings Ltd.	3,000	73,263	2.9
Sawai Group Holdings Co. Ltd.	28,000	866,313	34.2
SCSK Corp.	16,500	268,742	10.6
Sega Sammy Holdings, Inc.	28,900	457,617	18.1
Shimizu Corp.	270,100	1,514,098	59.7
Shiseido Co. Ltd.	42,300	2,198,585	86.7
SHO-BOND Holdings Co. Ltd.	400	17,066	0.7
Skylark Holdings Co. Ltd.	5,100	60,694	2.4
SoftBank Corp.	11,500	131,584	5.2
Sohgo Security Services Co. Ltd.	115,600	3,182,686	125.5
Sompo Holdings, Inc.	29,000	1,248,418	49.2
Sugi Holdings Co. Ltd.	12,800	559,464	22.1
Sumitomo Bakelite Co. Ltd.	1,900	61,910	2.4
Sumitomo Corp.	9,700	174,114	6.9
Sumitomo Electric Industries Ltd.	29,100	349,670	13.8

87

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Heavy Industries Ltd.	25,900	$575,945	22.7%
Sumitomo Mitsui Trust Holdings, Inc.	30,000	1,092,859	43.1
Sumitomo Pharma Co. Ltd.	28,700	201,786	8.0
Sumitomo Realty & Development Co. Ltd.	74,500	1,816,096	71.6
Sumitomo Rubber Industries Ltd.	5,700	50,603	2.0
Sundrug Co. Ltd.	16,800	475,328	18.7
Suntory Beverage & Food Ltd.	16,300	550,414	21.7
T&D Holdings, Inc.	32,500	520,203	20.5
Taisei Corp.	7,600	262,367	10.3
Taisho Pharmaceutical Holdings Co. Ltd.	28,600	1,203,078	47.5
Takara Bio, Inc.	27,000	357,428	14.1
TBS Holdings, Inc.	96,500	1,126,581	44.4
Terumo Corp.	19,200	558,919	22.0
Toda Corp.	63,300	345,269	13.6
Tokyo Ohka Kogyo Co. Ltd.	5,800	285,862	11.3
Tokyo Tatemono Co. Ltd.	87,300	1,082,302	42.7
Toray Industries, Inc.	6,100	37,479	1.5
Tosoh Corp.	1,800	23,550	0.9
Toyoda Gosei Co. Ltd.	8,000	132,833	5.2
Toyota Boshoku Corp.	21,600	320,369	12.6
Trend Micro, Inc.	5,300	262,424	10.4
TS Tech Co. Ltd.	98,200	1,223,248	48.2
Tsumura & Co.	10,800	230,926	9.1
Tsuruha Holdings, Inc.	54,800	4,034,790	159.1
Ube Industries Ltd.	19,600	307,433	12.1
Ulvac, Inc.	15,200	711,086	28.0
Welcia Holdings Co. Ltd.	9,400	210,096	8.3
Yakult Honsha Co. Ltd.	20,400	1,456,313	57.4
Yamato Kogyo Co. Ltd.	9,000	341,115	13.5
Yamazaki Baking Co. Ltd.	134,500	1,573,612	62.1
Yaskawa Electric Corp.	33,700	1,317,302	52.0
Zenkoku Hosho Co. Ltd.	3,500	136,317	5.4
ZOZO, Inc.	45,500	1,179,506	46.5

		133,040,098

Luxembourg
ArcelorMittal SA	33,750	1,047,024	41.3
L’Occitane International SA	19,250	53,558	2.1

		1,100,582

Macau
MGM China Holdings Ltd.	393,200	496,765	19.6
Wynn Macau Ltd.	404,000	462,391	18.2

		959,156

Netherlands
ABN AMRO Bank NV	15,699	260,565	10.3
ASR Nederland NV	3,560	168,500	6.6
Heineken Holding NV	588	48,549	1.9
Koninklijke KPN NV	64,806	221,296	8.7
Koninklijke Vopak NV	3,075	92,651	3.7
NN Group NV	16,570	719,935	28.4
Randstad NV	15,095	967,564	38.2
Signify NV	40,342	1,460,598	57.6

		3,939,658

New Zealand
a2 Milk Co. Ltd.	90,961	439,818	17.4
Infratil Ltd.	75,027	431,934	17.0

		871,752

Norway
Gjensidige Forsikring ASA	28,443	511,219	20.2

Security	Shares	Value	% of Basket Value

Norway (continued)
Golden Ocean Group Ltd.	51,520	$492,875	19.4%
Kongsberg Gruppen ASA	18,890	752,043	29.7
NEL ASA	358,824	614,965	24.2
Nordic Semiconductor ASA	1,598	25,482	1.0
TOMRA Systems ASA	65,788	1,161,378	45.8
Var Energi ASA	428,902	1,304,666	51.5

		4,862,628

Poland
InPost SA	5,840	56,398	2.2

Singapore
City Developments Ltd.	164,500	1,044,053	41.2
ComfortDelGro Corp. Ltd.	78,300	71,735	2.8
Keppel REIT	1,561,900	1,151,149	45.4
Mapletree Pan Asia Commercial Trust	238,300	331,576	13.1
Sembcorp Industries Ltd.	684,700	1,888,179	74.5
StarHub Ltd.	129,400	112,549	4.4
Suntec Real Estate Investment Trust	582,600	622,882	24.6

		5,222,123

Spain
Acciona SA	316	61,652	2.4
Banco Bilbao Vizcaya Argentaria SA	25,343	179,017	7.1
Banco de Sabadell SA	293,621	383,869	15.1
EDP Renovaveis SA	42,897	933,056	36.8
Ferrovial SA	177	5,229	0.2
Fluidra SA	65,720	1,160,224	45.8
Inmobiliaria Colonial Socimi SA	29,097	212,226	8.4
Merlin Properties Socimi SA	137,572	1,344,447	53.0
Repsol SA	98,738	1,621,953	64.0
Solaria Energia y Medio Ambiente SA	14,425	295,982	11.7

		6,197,655

Sweden
Alfa Laval AB	27,637	868,510	34.2
Atlas Copco AB, A Shares	32,813	389,361	15.4
Atlas Copco AB, B Shares	47,396	499,914	19.7
Avanza Bank Holding AB	8,754	201,986	8.0
Beijer Ref AB, Class B	4,408	68,002	2.7
Elekta AB, B Shares	11,126	80,984	3.2
Epiroc AB, Class A	10,660	207,409	8.2
Epiroc AB, Class B	5,418	90,332	3.6
Getinge AB, B Shares	872	19,644	0.8
Industrivarden AB, A Shares	15,835	419,475	16.5
Industrivarden AB, C Shares	108,338	2,854,128	112.6
Investor AB, A Shares	27,912	557,084	22.0
L E Lundbergforetagen AB, B Shares	16,093	745,222	29.4
Nibe Industrier AB, B Shares	9,897	106,327	4.2
Saab AB, Class B	20,702	847,508	33.4
Sagax AB, Class B	1,951	48,531	1.9
SKF AB	46,924	830,475	32.7
Sweco AB, B Shares	2,672	28,985	1.1
Thule Group AB	24,984	598,712	23.6

		9,462,589

Switzerland
TE Connectivity Ltd.	5,150	654,822	25.8

United Kingdom
Ashtead Group PLC	7,856	517,465	20.4
AstraZeneca PLC	3,458	453,041	17.9
Atlantica Sustainable Infrastructure PLC	1,504	41,240	1.6
Aviva PLC	244,749	1,380,347	54.5

S C H E D U L E O F I N V E S T M E N T S	88

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Barclays PLC	3,099	$7,124	0.3%
Bellway PLC	8,566	224,049	8.8
Burberry Group PLC	111,731	3,403,428	134.2
Centrica PLC	1,018,817	1,269,244	50.1
ConvaTec Group PLC	177,453	514,697	20.3
Darktrace PLC	44,568	115,772	4.6
Derwent London PLC	17,384	554,545	21.9
Diageo PLC	2,361	103,237	4.1
Direct Line Insurance Group PLC	65,408	143,416	5.7
Dr. Martens PLC	596,963	1,144,113	45.1
Drax Group PLC	185,938	1,484,989	58.6
easyJet PLC	219,843	1,339,192	52.8
Hargreaves Lansdown PLC	1,852	20,389	0.8
Hays PLC	389,070	593,623	23.4
IG Group Holdings PLC	31,304	307,790	12.1
IMI PLC	41,303	739,534	29.2
Indivior PLC	95,179	2,285,380	90.1
Intermediate Capital Group PLC	12,735	219,137	8.6
ITV PLC	1,562,298	1,564,534	61.7
Kingfisher PLC	370,598	1,278,533	50.4
Liberty Global PLC, Class C	1,878	41,973	1.7
LivaNova PLC	273	15,343	0.6
Melrose Industries PLC	205,836	362,923	14.3
NatWest Group PLC	327,352	1,248,866	49.3
Pennon Group PLC	1,621	18,402	0.7
Persimmon PLC	15,091	263,569	10.4
Reckitt Benckiser Group PLC	2,326	165,753	6.5
Renishaw PLC	16,420	801,431	31.6
Rotork PLC	52,539	206,963	8.2
Schroders PLC	85,162	503,630	19.9
Segro PLC	76,354	785,957	31.0
Smith & Nephew PLC	12,932	178,595	7.0
Spectris PLC	1,041	41,270	1.6
Spirax-Sarco Engineering PLC	1,120	159,983	6.3
Standard Chartered PLC	2,319	19,418	0.8
Travis Perkins PLC	163,382	2,049,589	80.8
Tritax Big Box REIT PLC	378,501	729,283	28.8
UNITE Group PLC	41,712	513,855	20.3
United Utilities Group PLC	7,326	95,861	3.8

		27,907,483

United States
A O Smith Corp.	6,444	436,259	17.2
Acadia Healthcare Co., Inc.	7,057	592,929	23.4
AECOM	9,571	835,261	32.9
Agilent Technologies, Inc.	9,726	1,479,130	58.3
Alcoa Corp.	562	29,359	1.2
Alnylam Pharmaceuticals, Inc.	39	8,830	0.4
Alphabet, Inc., Class A	5,951	588,197	23.2
Amedisys, Inc.	1,897	183,364	7.2
AMETEK, Inc.	2	290	0.0
Amphenol Corp., Class A	1,653	131,860	5.2
ANSYS, Inc.	109	29,033	1.1
Antero Resources Corp.	4,788	138,086	5.4
Aon PLC, Class A	2,365	753,678	29.7
APA Corp.	19,679	872,370	34.4
Applied Materials, Inc.	9,145	1,019,576	40.2
Armstrong World Industries, Inc.	1,181	91,421	3.6
Arrow Electronics, Inc.	1,077	126,537	5.0
Arthur J Gallagher & Co.	552	108,037	4.3
ASGN, Inc.	3,621	329,330	13.0

Security	Shares	Value	% of Basket Value

United States (continued)
Ashland, Inc.	713	$77,909	3.1%
AT&T, Inc.	7,263	147,947	5.8
Autodesk, Inc.	540	116,186	4.6
Avis Budget Group, Inc.	1,056	211,242	8.3
AZEK Co., Inc., Class A	985	23,768	0.9
Azenta, Inc.	920	51,428	2.0
Bank of New York Mellon Corp.	10,008	506,105	20.0
Baxter International, Inc.	11,544	527,445	20.8
Beacon Roofing Supply, Inc.	7,338	417,385	16.5
Best Buy Co., Inc.	353	31,318	1.2
Biogen, Inc.	280	81,452	3.2
Bio-Rad Laboratories, Inc., Class A	109	50,953	2.0
Black Hills Corp.	3,748	271,280	10.7
Booz Allen Hamilton Holding Corp., Class A	3,614	342,029	13.5
Boston Scientific Corp.	3,352	155,030	6.1
Box, Inc., Class A	2,918	93,347	3.7
Boyd Gaming Corp.	1,819	113,342	4.5
Bright Horizons Family Solutions, Inc.	337	25,875	1.0
Bristol-Myers Squibb Co.	6,293	457,186	18.0
Brixmor Property Group, Inc.	1,682	39,577	1.6
Brown-Forman Corp., Class B	8,237	548,419	21.6
Builders FirstSource, Inc.	4,389	349,803	13.8
Capri Holdings Ltd.	739	49,136	1.9
Carlisle Cos., Inc.	513	128,691	5.1
Carnival Corp.	27,513	297,691	11.7
Carnival PLC	100,818	963,238	38.0
CBRE Group, Inc., Class A	2,246	192,055	7.6
Charles River Laboratories International, Inc.	2,078	505,473	19.9
Chart Industries, Inc.	1,918	256,974	10.1
Chemed Corp.	543	274,291	10.8
Chevron Corp.	8,087	1,407,300	55.5
Chipotle Mexican Grill, Inc., Class A	47	77,380	3.1
Ciena Corp.	846	44,009	1.7
Cigna Corp.	812	257,136	10.1
Cincinnati Financial Corp.	594	67,211	2.7
Cintas Corp.	447	198,352	7.8
CMS Energy Corp.	7,404	467,859	18.5
CNX Resources Corp.	4,603	77,008	3.0
Cognex Corp.	1,986	108,714	4.3
Columbia Sportswear Co.	10,092	967,823	38.2
Comerica, Inc.	2,637	193,318	7.6
Comstock Resources, Inc.	11,831	143,747	5.7
Costco Wholesale Corp.	1,497	765,177	30.2
Crocs, Inc.	6,092	741,823	29.3
CSX Corp.	1,855	57,357	2.3
Curtiss-Wright Corp.	379	62,838	2.5
CVS Health Corp.	17,244	1,521,266	60.0
Darling Ingredients, Inc.	1,576	104,473	4.1
Deckers Outdoor Corp.	382	163,297	6.4
Dell Technologies, Inc., Class C	2,200	89,364	3.5
Devon Energy Corp.	3,866	244,486	9.6
Dick’s Sporting Goods, Inc.	694	90,747	3.6
DocuSign, Inc., Class A	1,459	88,474	3.5
Dolby Laboratories, Inc., Class A	5,617	446,888	17.6
Dollar General Corp.	880	205,568	8.1
Dollar Tree, Inc.	1,942	291,650	11.5
Dominion Energy, Inc.	4,624	294,271	11.6
Domino’s Pizza, Inc.	2,231	787,543	31.1
Donaldson Co., Inc.	503	31,362	1.2
Dover Corp.	221	33,554	1.3
DuPont de Nemours, Inc.	2,057	152,115	6.0

89

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Dynatrace, Inc.	1,002	$38,507	1.5%
Eastman Chemical Co.	210	18,516	0.7
Eaton Corp. PLC	219	35,524	1.4
Ecolab, Inc.	2,931	453,807	17.9
Element Solutions, Inc.	1,666	34,120	1.3
Elevance Health, Inc.	1,708	853,983	33.7
Emerson Electric Co.	5,653	510,014	20.1
Enovis Corp.	3,187	200,622	7.9
Envista Holdings Corp.	642	25,032	1.0
EPAM Systems, Inc.	204	67,861	2.7
Everest Re Group Ltd.	163	56,999	2.3
Evergy, Inc.	501	31,388	1.2
Expedia Group, Inc.	433	49,492	2.0
Exxon Mobil Corp.	10,969	1,272,514	50.2
FedEx Corp.	3,035	588,365	23.2
First Solar, Inc.	839	149,006	5.9
Floor & Decor Holdings, Inc., Class A	3,005	272,764	10.8
Flowserve Corp.	1,048	36,072	1.4
Ford Motor Co.	28,956	391,196	15.4
FTI Consulting, Inc.	455	72,582	2.9
Gartner, Inc.	504	170,423	6.7
General Dynamics Corp.	4,167	971,161	38.3
Gentex Corp.	10,961	323,459	12.8
Globus Medical, Inc., Class A	2,860	215,930	8.5
Goldman Sachs Group, Inc.	174	63,651	2.5
Graco, Inc.	2,287	156,248	6.2
Halozyme Therapeutics, Inc.	3,640	188,443	7.4
Hanover Insurance Group, Inc.	727	97,840	3.9
Helmerich & Payne, Inc.	1,976	95,717	3.8
Henry Schein, Inc.	3,367	290,067	11.4
Hewlett Packard Enterprise Co.	11,150	179,849	7.1
Hexcel Corp.	2,677	188,943	7.5
Home Depot, Inc.	3,689	1,195,863	47.2
HP, Inc.	2,912	84,856	3.3
HubSpot, Inc.	537	186,344	7.4
ICU Medical, Inc.	332	64,152	2.5
IDEXX Laboratories, Inc.	664	319,052	12.6
Intuit, Inc.	63	26,628	1.1
Intuitive Surgical, Inc.	345	84,763	3.3
Invesco Ltd.	41,679	771,478	30.4
Iron Mountain, Inc.	6,373	347,838	13.7
Jacobs Solutions, Inc.	1,051	129,851	5.1
JB Hunt Transport Services, Inc.	1,334	252,193	9.9
Johnson & Johnson	3,218	525,886	20.7
Johnson Controls International PLC	8,304	577,709	22.8
Jones Lang LaSalle, Inc.	520	96,132	3.8
KBR, Inc.	7,530	385,762	15.2
KeyCorp	37,553	720,642	28.4
Keysight Technologies, Inc.	7,153	1,282,891	50.6
Kimco Realty Corp.	4,845	108,819	4.3
Knight-Swift Transportation Holdings, Inc.	327	19,326	0.8
Kroger Co.	7,745	345,659	13.6
L3Harris Technologies, Inc.	229	49,194	1.9
Lam Research Corp.	93	46,509	1.8
Lamar Advertising Co., Class A	877	93,436	3.7
Las Vegas Sands Corp.	1,136	67,024	2.6
Leidos Holdings, Inc.	144	14,233	0.6
Lennar Corp., Class A	2,533	259,379	10.2
Lennox International, Inc.	9,335	2,432,888	96.0
LKQ Corp.	8,166	481,467	19.0
Lockheed Martin Corp.	513	237,652	9.4
Lowe’s Cos., Inc.	3,633	756,572	29.8

Security	Shares	Value	% of Basket Value

United States (continued)
Lyft, Inc., Class A	4,742	$77,057	3.0%
MACOM Technology Solutions Holdings, Inc.	963	64,540	2.5
Manhattan Associates, Inc.	816	106,374	4.2
ManpowerGroup, Inc.	498	43,406	1.7
Marathon Oil Corp.	5,846	160,590	6.3
Martin Marietta Materials, Inc.	2,936	1,055,903	41.7
Masco Corp.	10,707	569,612	22.5
Masimo Corp.	295	50,174	2.0
Mastercard, Inc., Class A	178	65,967	2.6
Matador Resources Co.	6,589	435,928	17.2
MGIC Investment Corp.	23,005	324,831	12.8
Micron Technology, Inc.	2,954	178,126	7.0
Microsoft Corp.	2,313	573,185	22.6
Molson Coors Beverage Co., Class B	4,428	232,824	9.2
Moody’s Corp.	2,378	767,499	30.3
NetApp, Inc.	566	37,486	1.5
Newmont Corp.	903	47,796	1.9
Nordson Corp.	2,161	525,771	20.7
Northrop Grumman Corp.	439	196,690	7.8
Nucor Corp.	1,017	171,893	6.8
NVR, Inc.	4	21,080	0.8
Occidental Petroleum Corp.	267	17,299	0.7
Ollie’s Bargain Outlet Holdings, Inc.	527	28,858	1.1
Oshkosh Corp.	1,884	189,869	7.5
Ovintiv, Inc.	10,406	512,287	20.2
Ovintiv, Inc.	8,965	440,720	17.4
Owens Corning	4,897	473,295	18.7
PacWest Bancorp	2,714	75,069	3.0
Papa John’s International, Inc.	680	60,989	2.4
Paramount Global, Class B	21,536	498,774	19.7
Patterson-UTI Energy, Inc.	2,080	34,944	1.4
Penn Entertainment, Inc.	3,749	132,902	5.2
Penske Automotive Group, Inc.	2,755	352,144	13.9
PerkinElmer, Inc.	266	36,583	1.4
Pinnacle Financial Partners, Inc.	6,883	541,899	21.4
Pioneer Natural Resources Co.	1,036	238,643	9.4
Planet Fitness, Inc., Class A	935	79,148	3.1
Portland General Electric Co.	1,205	57,334	2.3
PPG Industries, Inc.	7,859	1,024,342	40.4
Primo Water Corp.	7,703	120,418	4.8
Prudential Financial, Inc.	3,281	344,308	13.6
Public Service Enterprise Group, Inc.	7,535	466,643	18.4
PulteGroup, Inc.	2,674	152,124	6.0
PVH Corp.	1,148	103,205	4.1
Qorvo, Inc.	536	58,242	2.3
Qualys, Inc.	1,858	214,339	8.5
Ralph Lauren Corp., Class A	3,412	422,576	16.7
Red Rock Resorts, Inc., Class A	4,353	195,929	7.7
Reliance Steel & Aluminum Co.	2,592	589,550	23.3
Repligen Corp.	1,343	248,858	9.8
RingCentral, Inc., Class A	2,518	98,278	3.9
ROBLOX Corp., Class A	1,157	43,052	1.7
RPM International, Inc.	4,162	374,205	14.8
Saia, Inc.	478	130,389	5.1
SBA Communications Corp., Class A	328	97,590	3.9
Schlumberger Ltd.	1,353	77,094	3.0
Scotts Miracle-Gro Co.	6,042	436,172	17.2
SEI Investments Co.	1,144	71,420	2.8
Sherwin-Williams Co.	314	74,289	2.9
Sims Ltd.	9,552	103,715	4.1
Stanley Black & Decker, Inc.	4,954	442,442	17.5
Stryker Corp.	2,475	628,180	24.8

S C H E D U L E O F I N V E S T M E N T S	90

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Synchrony Financial	7,885	$289,616	11.4%
T Rowe Price Group, Inc.	5,889	685,892	27.1
Take-Two Interactive Software, Inc.	2,199	248,993	9.8
Tapestry, Inc.	1,848	84,213	3.3
Target Corp.	5,147	886,005	34.9
Teleflex, Inc.	630	153,355	6.1
Tempur Sealy International, Inc.	9,331	380,238	15.0
Textron, Inc.	3,708	270,128	10.7
Thermo Fisher Scientific, Inc.	168	95,815	3.8
Timken Co.	580	47,763	1.9
Toro Co.	1,789	199,509	7.9
Tractor Supply Co.	289	65,889	2.6
Transocean Ltd.	4,423	29,811	1.2
Trimble, Inc.	4,547	263,999	10.4
Tyler Technologies, Inc.	327	105,546	4.2
U.S. Bancorp	1,292	64,342	2.5
UGI Corp.	3,016	120,127	4.7
Umpqua Holdings Corp.	4,611	83,920	3.3
Union Pacific Corp.	7,080	1,445,665	57.0
United Parcel Service, Inc., Class B	1,176	208,117	8.2
Vail Resorts, Inc.	914	239,779	9.5
Veeva Systems, Inc., Class A	1,349	230,072	9.1
VeriSign, Inc.	541	117,965	4.7
Verisk Analytics, Inc., Class A	158	28,723	1.1
VF Corp.	19,872	614,840	24.3
Vulcan Materials Co.	1,943	356,210	14.1
Walmart, Inc.	9,410	1,353,817	53.4
Waters Corp.	463	152,133	6.0
Weyerhaeuser Co.	3,618	124,568	4.9
Williams Cos., Inc.	2,591	83,534	3.3
Workday, Inc., Class A	694	125,912	5.0
Wynn Resorts Ltd.	7,858	814,403	32.1
YETI Holdings, Inc.	529	23,678	0.9
Yum! Brands, Inc.	3,482	454,436	17.9
Zoetis, Inc.	1,369	226,556	8.9

		71,976,943

Preferred Stocks

Germany
Bayerische Motoren Werke AG	3,703	350,818	13.9
Fuchs Petrolub SE	830	33,112	1.3

Rights

Spain
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)	6,842	3,472	0.1

Warrants

Australia
Magellan Financial Group Ltd., (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)	3,393	635	0.0

Total Reference Entity — Long		416,548,188

Reference Entity — Short

Common Stocks

Australia
ALS Ltd.	(7,442)	(69,047)	(2.7)
Ampol Ltd.	(7,306)	(158,437)	(6.2)
APA Group	(3,125)	(23,387)	(0.9)

Security	Shares	Value	% of Basket Value

Australia (continued)
Cochlear Ltd.	(168)	$(25,381)	(1.0)%
Core Lithium Ltd.	(11,637)	(9,704)	(0.4)
EBOS Group Ltd.	(31,157)	(868,558)	(34.3)
Evolution Mining Ltd.	(37,667)	(85,595)	(3.4)
Glencore PLC	(44,511)	(298,085)	(11.8)
Goodman Group	(51,085)	(728,655)	(28.7)
Ramsay Health Care Ltd.	(3,247)	(153,433)	(6.1)
Reece Ltd.	(3,360)	(38,619)	(1.5)
Woodside Energy Group Ltd.	(2,392)	(61,938)	(2.4)

		(2,520,839)

Austria
OMV AG	(18,864)	(944,902)	(37.3)

Belgium
D’ieteren Group	(10,666)	(2,038,436)	(80.4)
Elia Group SA	(4,304)	(604,360)	(23.8)
Galapagos NV	(10,221)	(452,365)	(17.8)
Groupe Bruxelles Lambert NV	(551)	(46,975)	(1.9)
Proximus SADP	(59,748)	(612,245)	(24.1)
UCB SA	(29,292)	(2,405,008)	(94.9)

		(6,159,389)

Bermuda
RenaissanceRe Holdings Ltd.	(161)	(31,506)	(1.2)

Brazil
MercadoLibre, Inc.	(437)	(516,399)	(20.4)
Yara International ASA	(15,744)	(699,526)	(27.6)

		(1,215,925)

Canada
Canadian Solar, Inc.	(3,906)	(164,325)	(6.5)
Paramount Resources Ltd., Class A	(593)	(13,709)	(0.5)

		(178,034)

Denmark
AP Moller - Maersk A/S, Class B	(127)	(276,262)	(10.9)
Bavarian Nordic A/S	(655)	(20,975)	(0.8)
Danske Bank A/S	(35,123)	(731,738)	(28.9)
DSV A/S	(5,739)	(949,403)	(37.5)
GN Store Nord AS	(12,385)	(305,368)	(12.0)
ISS A/S	(14,977)	(327,453)	(12.9)
Orsted A/S	(3,415)	(304,113)	(12.0)
Pandora A/S	(281)	(23,243)	(0.9)
Tryg A/S	(4,232)	(97,116)	(3.8)
Vestas Wind Systems A/S	(10,284)	(300,926)	(11.9)

		(3,336,597)

Finland
Elisa OYJ	(15,247)	(868,669)	(34.3)
Fortum OYJ	(34,326)	(515,997)	(20.3)
Kesko OYJ, B Shares	(64,221)	(1,495,931)	(59.0)
Kojamo OYJ	(30,580)	(469,544)	(18.5)
Nordea Bank Abp	(235,463)	(2,752,653)	(108.6)
Sampo OYJ, A Shares	(378)	(19,795)	(0.8)
Stora Enso OYJ, R Shares	(19,742)	(282,219)	(11.1)
UPM-Kymmene OYJ	(25,043)	(907,714)	(35.8)

		(7,312,522)

France
Air France-KLM	(38,503)	(65,089)	(2.6)
Airbus SE	(14,653)	(1,836,986)	(72.5)
Amundi SA	(26,159)	(1,712,629)	(67.6)
AXA SA	(16,973)	(529,541)	(20.9)

91

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

France (continued)
BioMerieux	(19,205)	$(1,957,871)	(77.2)%
BNP Paribas SA	(8,981)	(616,832)	(24.3)
Bollore SE	(433,098)	(2,423,345)	(95.6)
Cie de L’Odet SE	(13)	(20,188)	(0.8)
Constellium SE, Class A	(1,267)	(18,409)	(0.7)
Credit Agricole SA	(26,873)	(322,417)	(12.7)
Elis SA	(30,054)	(527,848)	(20.8)
Eramet SA	(7,171)	(716,692)	(28.3)
EssilorLuxottica SA	(11,019)	(2,021,759)	(79.7)
Eurazeo SE	(3,887)	(272,662)	(10.8)
Ipsen SA	(12,473)	(1,310,101)	(51.7)
La Francaise des Jeux SAEM	(54,629)	(2,337,465)	(92.2)
L’Oreal SA	(6,223)	(2,569,549)	(101.3)
Publicis Groupe SA	(935)	(65,955)	(2.6)
Safran SA	(3,707)	(533,050)	(21.0)
Sanofi	(15,321)	(1,500,300)	(59.2)
Sartorius Stedim Biotech	(1,201)	(418,943)	(16.5)
Sodexo SA	(4,096)	(406,048)	(16.0)
Somfy SA	(6,424)	(998,555)	(39.4)
Teleperformance	(331)	(91,761)	(3.6)
Thales SA	(1,847)	(244,283)	(9.6)
TotalEnergies SE	(9,966)	(617,352)	(24.3)
Unibail-Rodamco-Westfield	(32,074)	(2,075,678)	(81.9)
Vallourec SA	(5,721)	(83,509)	(3.3)
Veolia Environnement SA	(38,183)	(1,133,365)	(44.7)
Worldline SA	(938)	(42,553)	(1.7)

		(27,470,735)

Germany
Aurubis AG	(2,524)	(266,930)	(10.5)
Bayer AG, Registered Shares	(16,264)	(1,012,352)	(39.9)
Bechtle AG	(14,164)	(596,882)	(23.5)
Brenntag SE	(1,278)	(95,400)	(3.8)
Carl Zeiss Meditec AG	(706)	(101,275)	(4.0)
Continental AG	(8,617)	(605,044)	(23.9)
CTS Eventim AG & Co. KGaA	(12,367)	(868,123)	(34.2)
Delivery Hero SE	(16,350)	(988,470)	(39.0)
Deutsche Boerse AG	(11,165)	(1,997,891)	(78.8)
Deutsche Post AG, Registered Shares	(5,167)	(222,474)	(8.8)
Deutsche Wohnen SE	(13,233)	(312,555)	(12.3)
Evotec SE	(25,904)	(509,352)	(20.1)
Fresenius Medical Care AG & Co. KGaA	(90,967)	(3,416,235)	(134.7)
Fresenius SE & Co. KGaA	(35,735)	(1,035,631)	(40.9)
GEA Group AG	(6,227)	(280,962)	(11.1)
Gerresheimer AG	(2,123)	(157,005)	(6.2)
Hannover Rueck SE	(1,066)	(216,471)	(8.5)
HelloFresh SE	(14,224)	(345,804)	(13.6)
HOCHTIEF AG	(2,886)	(182,968)	(7.2)
HUGO BOSS AG	(14,095)	(957,194)	(37.8)
Infineon Technologies AG	(6,802)	(244,943)	(9.7)
KION Group AG	(4,947)	(199,198)	(7.9)
MTU Aero Engines AG	(890)	(222,422)	(8.8)
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen, Registered Shares	(4,692)	(1,694,785)	(66.8)
Nordex SE	(17,970)	(273,086)	(10.8)
Rational AG	(178)	(117,085)	(4.6)
RWE AG	(2,741)	(122,026)	(4.8)
Siemens Healthineers AG	(30,105)	(1,614,491)	(63.7)
Sixt SE	(5,239)	(651,369)	(25.7)
Symrise AG, Class A	(16,646)	(1,769,631)	(69.8)

Security	Shares	Value	% of Basket Value

Germany (continued)
Telefonica Deutschland Holding AG	(156,879)	$(462,067)	(18.2)%
Vantage Towers AG	(6,734)	(246,224)	(9.7)
Vonovia SE	(123,293)	(3,482,769)	(137.4)

		(25,269,114)

Hong Kong
ESR Group Ltd.	(76,400)	(152,959)	(6.0)
Hang Seng Bank Ltd.	(39,100)	(651,141)	(25.7)
Henderson Land Development Co. Ltd.	(12,000)	(44,328)	(1.7)
HKT Trust & HKT Ltd., Class SS	(73,000)	(95,643)	(3.8)
Hong Kong & China Gas Co. Ltd.	(376,000)	(377,511)	(14.9)
MTR Corp. Ltd.	(300,500)	(1,608,128)	(63.4)
PCCW Ltd.	(40,000)	(19,654)	(0.8)
Techtronic Industries Co. Ltd.	(282,500)	(3,641,929)	(143.7)
Wharf Real Estate Investment Co. Ltd.	(19,000)	(108,769)	(4.3)
Xinyi Glass Holdings Ltd.	(11,000)	(23,420)	(0.9)

		(6,723,482)

Ireland
DCC PLC	(28,760)	(1,638,109)	(64.6)
ICON PLC, ADR	(509)	(117,432)	(4.6)
Jazz Pharmaceuticals PLC	(1,103)	(172,796)	(6.8)
Smurfit Kappa Group PLC	(8,725)	(366,315)	(14.5)

		(2,294,652)

Isle of Man
Entain PLC	(143,523)	(2,646,662)	(104.4)

Israel
Elco Ltd.	(271)	(12,614)	(0.5)
SolarEdge Technologies, Inc.	(690)	(220,200)	(8.7)
Teva Pharmaceutical Industries Ltd., ADR	(13,708)	(144,482)	(5.7)

		(377,296)

Italy
Amplifon SpA	(472)	(13,033)	(0.5)
Assicurazioni Generali SpA	(93,178)	(1,818,956)	(71.7)
DiaSorin SpA	(601)	(78,238)	(3.1)
Eni SpA	(102,323)	(1,574,569)	(62.1)
Interpump Group SpA	(30,025)	(1,565,801)	(61.8)
Leonardo SpA	(30,005)	(308,996)	(12.2)
Nexi SpA	(189,554)	(1,669,466)	(65.9)
Poste Italiane SpA	(1,492)	(15,941)	(0.6)

		(7,045,000)

Japan
Activia Properties, Inc.	(136)	(407,272)	(16.1)
Advance Residence Investment Corp.	(266)	(649,774)	(25.6)
Advantest Corp.	(8,400)	(602,120)	(23.8)
Aica Kogyo Co. Ltd.	(2,200)	(53,203)	(2.1)
Ajinomoto Co., Inc.	(1,000)	(32,969)	(1.3)
Alps Alpine Co. Ltd.	(12,500)	(128,075)	(5.1)
Asics Corp.	(45,000)	(1,071,024)	(42.2)
Bandai Namco Holdings, Inc.	(15,900)	(1,063,292)	(41.9)
Benefit One, Inc.	(32,800)	(541,365)	(21.4)
BIPROGY, Inc.	(6,900)	(180,274)	(7.1)
Bridgestone Corp.	(77,500)	(2,893,322)	(114.1)
Calbee, Inc.	(20,600)	(465,234)	(18.4)
Capcom Co. Ltd.	(3,300)	(106,933)	(4.2)
Casio Computer Co. Ltd.	(50,400)	(520,995)	(20.6)
Central Japan Railway Co.	(700)	(85,184)	(3.4)
Chiba Bank Ltd.	(119,600)	(904,942)	(35.7)
Chubu Electric Power Co., Inc.	(10,200)	(109,865)	(4.3)

S C H E D U L E O F I N V E S T M E N T S	92

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Chugin Financial Group, Inc.	(57,500)	$(418,407)	(16.5)%
Credit Saison Co. Ltd.	(122,700)	(1,607,550)	(63.4)
Daido Steel Co. Ltd.	(22,800)	(862,073)	(34.0)
Daito Trust Construction Co. Ltd.	(13,500)	(1,334,050)	(52.6)
Daiwa House REIT Investment Corp.	(158)	(343,766)	(13.6)
Daiwa Office Investment Corp.	(130)	(612,170)	(24.1)
Daiwa Securities Living Investments Corp.	(374)	(312,928)	(12.3)
Descente Ltd.	(30,800)	(853,203)	(33.7)
Disco Corp.	(3,200)	(961,384)	(37.9)
Electric Power Development Co. Ltd.	(26,000)	(419,602)	(16.6)
ENEOS Holdings, Inc.	(27,800)	(99,529)	(3.9)
Fancl Corp.	(1,200)	(24,369)	(1.0)
FP Corp.	(36,000)	(978,289)	(38.6)
Fuji Electric Co. Ltd.	(10,000)	(404,780)	(16.0)
Fuji Kyuko Co. Ltd.	(5,000)	(175,653)	(6.9)
Fujitsu General Ltd.	(22,800)	(644,464)	(25.4)
Fukuoka Financial Group, Inc.	(44,000)	(1,015,151)	(40.0)
Furukawa Electric Co. Ltd.	(27,000)	(524,026)	(20.7)
Fuyo General Lease Co. Ltd.	(1,400)	(96,219)	(3.8)
GLP J-Reit	(604)	(683,463)	(27.0)
Goldwin, Inc.	(1,600)	(121,892)	(4.8)
GS Yuasa Corp.	(17,700)	(309,733)	(12.2)
GungHo Online Entertainment, Inc.	(1,400)	(23,332)	(0.9)
Hakuhodo DY Holdings, Inc.	(67,600)	(730,576)	(28.8)
Harmonic Drive Systems, Inc.	(7,000)	(235,766)	(9.3)
Heiwa Corp.	(33,400)	(606,009)	(23.9)
Hikari Tsushin, Inc.	(4,300)	(613,775)	(24.2)
Hisamitsu Pharmaceutical Co., Inc.	(16,900)	(526,265)	(20.8)
Hitachi Construction Machinery Co. Ltd.	(7,900)	(186,308)	(7.3)
Hoshizaki Corp.	(106,200)	(3,817,493)	(150.6)
Hoya Corp.	(800)	(87,978)	(3.5)
Ibiden Co. Ltd.	(73,000)	(2,849,109)	(112.4)
Idemitsu Kosan Co. Ltd.	(132,600)	(3,315,102)	(130.8)
Iida Group Holdings Co. Ltd.	(73,600)	(1,226,946)	(48.4)
Industrial & Infrastructure Fund Investment Corp.	(731)	(810,123)	(32.0)
Inpex Corp.	(80,600)	(885,684)	(34.9)
Isuzu Motors Ltd.	(208,000)	(2,630,231)	(103.7)
Ito En Ltd.	(8,300)	(296,142)	(11.7)
ITOCHU Corp.	(31,500)	(1,018,137)	(40.2)
Itoham Yonekyu Holdings, Inc.	(8,500)	(46,669)	(1.8)
Iwatani Corp.	(53,400)	(2,301,603)	(90.8)
Iyogin Holdings, Inc.	(59,600)	(336,369)	(13.3)
Izumi Co. Ltd.	(73,800)	(1,670,961)	(65.9)
Japan Aviation Electronics Industry Ltd.	(53,300)	(915,681)	(36.1)
Japan Hotel REIT Investment Corp.	(798)	(505,682)	(19.9)
Japan Logistics Fund, Inc.	(196)	(446,927)	(17.6)
Japan Post Holdings Co Ltd.	(46,100)	(404,733)	(16.0)
Japan Post Insurance Co. Ltd.	(90,700)	(1,618,084)	(63.8)
Japan Prime Realty Investment Corp.	(23)	(62,395)	(2.5)
Japan Real Estate Investment Corp.	(555)	(2,379,557)	(93.9)
Japan Tobacco, Inc.	(9,000)	(183,527)	(7.2)
JCR Pharmaceuticals Co. Ltd.	(38,000)	(468,859)	(18.5)
JFE Holdings, Inc.	(344,000)	(4,535,863)	(178.9)
JGC Holdings Corp.	(12,800)	(167,194)	(6.6)
JMDC, Inc.	(40,000)	(1,321,935)	(52.1)
Justsystems Corp.	(6,700)	(166,862)	(6.6)
Kagome Co. Ltd.	(13,100)	(319,960)	(12.6)
Kajima Corp.	(57,900)	(711,086)	(28.0)
Kansai Electric Power Co., Inc.	(59,100)	(568,370)	(22.4)
Kansai Paint Co. Ltd.	(14,700)	(207,022)	(8.2)
Katitas Co. Ltd.	(3,500)	(85,822)	(3.4)
Kawasaki Heavy Industries Ltd.	(10,600)	(242,556)	(9.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Keikyu Corp.	(11,300)	$(117,098)	(4.6)%
Keisei Electric Railway Co. Ltd.	(13,800)	(402,532)	(15.9)
Keyence Corp.	(4,300)	(1,979,586)	(78.1)
Kikkoman Corp.	(76,800)	(4,062,113)	(160.2)
Kintetsu Group Holdings Co. Ltd.	(13,400)	(436,371)	(17.2)
Kobayashi Pharmaceutical Co. Ltd.	(5,300)	(380,498)	(15.0)
Kobe Steel Ltd.	(453,600)	(2,443,783)	(96.4)
Kotobuki Spirits Co. Ltd.	(3,500)	(229,893)	(9.1)
Kurita Water Industries Ltd.	(33,000)	(1,492,202)	(58.9)
Kyudenko Corp.	(15,300)	(396,570)	(15.6)
Kyushu Electric Power Co., Inc.	(113,400)	(652,803)	(25.8)
Kyushu Financial Group, Inc.	(14,400)	(52,927)	(2.1)
Kyushu Railway Co.	(5,400)	(121,050)	(4.8)
LaSalle Logiport REIT	(769)	(931,723)	(36.8)
Lasertec Corp.	(900)	(170,391)	(6.7)
Makita Corp.	(7,700)	(205,104)	(8.1)
Marubeni Corp.	(140,700)	(1,726,189)	(68.1)
Marui Group Co. Ltd.	(5,200)	(88,611)	(3.5)
Mazda Motor Corp.	(54,600)	(434,615)	(17.1)
Mebuki Financial Group, Inc.	(177,500)	(462,355)	(18.2)
Menicon Co. Ltd.	(2,000)	(44,194)	(1.7)
Mitsui & Co. Ltd.	(35,200)	(1,038,496)	(41.0)
Mitsui Fudosan Logistics Park, Inc.	(148)	(516,529)	(20.4)
Mitsui High-Tec, Inc.	(28,700)	(1,513,422)	(59.7)
Mitsui OSK Lines Ltd.	(17,600)	(436,809)	(17.2)
Miura Co. Ltd.	(21,500)	(538,001)	(21.2)
Money Forward, Inc.	(56,900)	(2,110,049)	(83.2)
MonotaRO Co. Ltd.	(62,900)	(952,831)	(37.6)
Mori Hills REIT Investment Corp.	(89)	(101,134)	(4.0)
Morinaga & Co. Ltd.	(45,500)	(1,349,113)	(53.2)
Murata Manufacturing Co. Ltd.	(1,700)	(97,139)	(3.8)
Nagase & Co. Ltd.	(30,600)	(493,803)	(19.5)
Nextage Co. Ltd.	(28,100)	(632,057)	(24.9)
NHK Spring Co. Ltd.	(181,600)	(1,283,650)	(50.6)
Nifco, Inc.	(41,500)	(1,077,204)	(42.5)
Nihon Kohden Corp.	(54,200)	(1,423,888)	(56.2)
Nikon Corp.	(1,800)	(17,772)	(0.7)
Nippon Building Fund, Inc.	(488)	(2,132,737)	(84.1)
Nippon Electric Glass Co. Ltd.	(56,400)	(1,047,370)	(41.3)
Nippon Kayaku Co. Ltd.	(27,700)	(257,226)	(10.1)
Nippon Paint Holdings Co. Ltd.	(252,900)	(2,308,844)	(91.1)
Nippon Sanso Holdings Corp.	(56,800)	(926,457)	(36.5)
Nippon Shokubai Co. Ltd.	(7,100)	(300,579)	(11.9)
Nippon Steel Corp.	(120,600)	(2,510,255)	(99.0)
Nippon Yusen KK	(20,500)	(487,671)	(19.2)
Nisshin Seifun Group, Inc.	(91,600)	(1,147,335)	(45.3)
Nitori Holdings Co. Ltd.	(4,300)	(569,129)	(22.4)
Noevir Holdings Co. Ltd.	(2,900)	(127,701)	(5.0)
NOF Corp.	(18,900)	(805,087)	(31.8)
NOK Corp.	(22,000)	(208,941)	(8.2)
Nomura Holdings, Inc.	(334,900)	(1,336,529)	(52.7)
OKUMA Corp.	(17,300)	(701,222)	(27.7)
Open House Co. Ltd.	(7,100)	(268,595)	(10.6)
OSG Corp.	(25,500)	(400,220)	(15.8)
Pan Pacific International Holdings Corp.	(1,700)	(31,438)	(1.2)
PeptiDream, Inc.	(32,300)	(504,312)	(19.9)
Persol Holdings Co. Ltd.	(42,900)	(940,604)	(37.1)
Rakus Co. Ltd.	(92,400)	(1,266,302)	(49.9)
Relo Group, Inc.	(50,900)	(862,572)	(34.0)
Renesas Electronics Corp.	(76,300)	(784,829)	(31.0)
Rengo Co. Ltd.	(3,300)	(23,291)	(0.9)
Resonac Holdings Corp.	(67,800)	(1,158,742)	(45.7)

93

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Rinnai Corp.	(1,300)	$(102,609)	(4.0)%
Rohto Pharmaceutical Co. Ltd.	(68,800)	(1,269,458)	(50.1)
Sankyu, Inc.	(11,000)	(432,209)	(17.0)
Sanwa Holdings Corp.	(59,000)	(624,598)	(24.6)
Seiko Epson Corp.	(43,400)	(673,047)	(26.5)
Sekisui Chemical Co. Ltd.	(46,900)	(656,989)	(25.9)
Sekisui House Ltd.	(33,900)	(640,685)	(25.3)
Sekisui House REIT, Inc.	(53)	(28,973)	(1.1)
Seven & i Holdings Co. Ltd.	(26,400)	(1,246,420)	(49.2)
SG Holdings Co. Ltd.	(88,300)	(1,362,585)	(53.7)
SHIFT, Inc.	(4,600)	(858,524)	(33.9)
Shikoku Electric Power Co., Inc.	(2,600)	(15,032)	(0.6)
Shimano, Inc.	(25,900)	(4,618,887)	(182.2)
Shin-Etsu Chemical Co. Ltd.	(38,300)	(5,646,301)	(222.7)
Shinko Electric Industries Co. Ltd.	(71,900)	(2,022,979)	(79.8)
Shinsei Bank Ltd.	(64,200)	(1,184,124)	(46.7)
Ship Healthcare Holdings, Inc.	(7,300)	(141,746)	(5.6)
Sojitz Corp.	(27,100)	(537,293)	(21.2)
Sony Group Corp.	(23,400)	(2,090,826)	(82.5)
Sotetsu Holdings, Inc.	(36,700)	(627,417)	(24.7)
Square Enix Holdings Co. Ltd.	(8,100)	(383,059)	(15.1)
Stanley Electric Co. Ltd.	(8,800)	(189,387)	(7.5)
SUMCO Corp.	(61,500)	(911,231)	(35.9)
Sumitomo Metal Mining Co. Ltd.	(1,400)	(56,845)	(2.2)
Suzuken Co. Ltd./Aichi Japan	(3,500)	(92,183)	(3.6)
Suzuki Motor Corp.	(1,300)	(48,740)	(1.9)
Taiheiyo Cement Corp.	(31,000)	(534,236)	(21.1)
Taiyo Yuden Co. Ltd.	(47,100)	(1,599,776)	(63.1)
Takara Holdings, Inc.	(254,500)	(2,068,100)	(81.6)
Takashimaya Co. Ltd.	(86,200)	(1,204,326)	(47.5)
Takeda Pharmaceutical Co. Ltd.	(3,000)	(94,312)	(3.7)
TechnoPro Holdings, Inc.	(7,300)	(227,287)	(9.0)
TIS, Inc.	(17,100)	(493,084)	(19.5)
Toho Gas Co. Ltd.	(25,800)	(505,983)	(20.0)
Tokai Carbon Co. Ltd.	(263,500)	(2,273,384)	(89.7)
Tokio Marine Holdings, Inc.	(21,900)	(458,689)	(18.1)
Tokyo Electric Power Co. Holdings, Inc.	(1,070,100)	(4,007,299)	(158.1)
Tokyo Gas Co. Ltd.	(137,600)	(2,881,302)	(113.6)
Toshiba TEC Corp.	(600)	(17,074)	(0.7)
Toyo Suisan Kaisha Ltd.	(20,900)	(863,605)	(34.1)
Toyota Industries Corp.	(1,300)	(79,134)	(3.1)
Toyota Tsusho Corp.	(21,900)	(927,293)	(36.6)
Unicharm Corp.	(38,300)	(1,460,978)	(57.6)
United Urban Investment Corp.	(152)	(172,961)	(6.8)
Visional, Inc.	(14,000)	(1,014,419)	(40.0)
West Japan Railway Co.	(32,200)	(1,348,488)	(53.2)
Yamaha Corp.	(54,100)	(2,103,628)	(83.0)
Yamaha Motor Co. Ltd.	(49,000)	(1,206,903)	(47.6)
Yokogawa Electric Corp.	(4,900)	(86,042)	(3.4)
Yokohama Rubber Co. Ltd.	(17,200)	(282,576)	(11.1)

		(166,038,756)

Jersey
Novocure Ltd.	(1,659)	(151,268)	(6.0)

Luxembourg
APERAM SA	(1,452)	(57,301)	(2.3)
Aroundtown SA	(218,389)	(608,039)	(24.0)
Eurofins Scientific SE	(33,201)	(2,381,500)	(93.9)

		(3,046,840)

Security	Shares	Value	% of Basket Value

Netherlands
Aegon NV	(42,524)	$(234,554)	(9.3)%
Akzo Nobel NV	(16,210)	(1,207,401)	(47.6)
Alfen NV	(2,651)	(245,955)	(9.7)
Argenx SE	(147)	(55,454)	(2.2)
ASM International NV	(6,294)	(2,128,668)	(84.0)
BE Semiconductor Industries NV	(3,773)	(269,869)	(10.7)
Euronext NV	(606)	(49,105)	(1.9)
EXOR NV	(1,895)	(150,631)	(5.9)
IMCD NV	(6,723)	(1,065,809)	(42.0)
Just Eat Takeaway.com NV	(66,422)	(1,703,962)	(67.2)
Koninklijke Ahold Delhaize NV	(33,924)	(1,012,528)	(39.9)
NXP Semiconductors NV	(3,963)	(730,421)	(28.8)
OCI NV	(1,273)	(43,334)	(1.7)
SBM Offshore NV	(11,050)	(173,718)	(6.9)
Stellantis NV	(174,079)	(2,736,694)	(107.9)
Universal Music Group NV	(26,035)	(665,516)	(26.3)

		(12,473,619)

New Zealand
Auckland International Airport Ltd.	(4,281)	(23,561)	(0.9)
Mainfreight Ltd.	(14,265)	(660,254)	(26.0)
Mercury NZ Ltd.	(8,921)	(34,657)	(1.4)
Meridian Energy Ltd.	(135,374)	(467,880)	(18.5)

		(1,186,352)

Norway
Adevinta ASA	(67,403)	(577,835)	(22.8)
Aker ASA, A Shares	(2,859)	(206,726)	(8.1)
Leroy Seafood Group ASA	(6,121)	(36,046)	(1.4)
Mowi ASA	(7,790)	(144,050)	(5.7)
Norsk Hydro ASA	(49,919)	(404,736)	(16.0)
Orkla ASA	(184,744)	(1,379,246)	(54.4)
Salmar ASA	(43,330)	(2,014,830)	(79.5)
Schibsted ASA, Class A	(33,096)	(722,779)	(28.5)
Storebrand ASA	(86,533)	(753,318)	(29.7)

		(6,239,566)

Portugal
Banco Comercial Portugues SA	(8,820,099)	(1,879,112)	(74.1)

Singapore
Kenon Holdings Ltd.	(2,320)	(72,300)	(2.9)

South Africa
Investec PLC	(67,687)	(431,926)	(17.0)

Spain
Aena SME SA	(2,450)	(368,110)	(14.5)
Amadeus IT Group SA	(799)	(50,340)	(2.0)
Banco Santander SA	(247,015)	(863,302)	(34.0)
CaixaBank SA	(5,627)	(24,967)	(1.0)
Cellnex Telecom SA	(8,380)	(328,395)	(13.0)
Corp. ACCIONA Energias Renovables SA	(1,060)	(43,348)	(1.7)
Endesa SA	(20,355)	(405,812)	(16.0)
Ferrovial SA	(177)	(5,229)	(0.2)
Naturgy Energy Group SA	(36,762)	(1,042,652)	(41.1)
Red Electrica Corp. SA	(4,139)	(73,256)	(2.9)

		(3,205,411)

Sweden
Alleima AB	(22,902)	(114,524)	(4.5)
Assa Abloy AB, Class B	(5,216)	(122,869)	(4.8)
Boliden AB	(11,454)	(514,021)	(20.3)
Embracer Group AB, Class B	(37,674)	(175,603)	(6.9)

S C H E D U L E O F I N V E S T M E N T S	94

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Evolution AB	(11,391)	$(1,280,247)	(50.5)%
Fastighets AB Balder, Class B	(183,054)	(943,138)	(37.2)
Hexagon AB, B Shares	(77,180)	(884,753)	(34.9)
Hexatronic Group AB	(27,855)	(342,852)	(13.5)
Holmen AB	(20,266)	(835,883)	(33.0)
Husqvarna AB, B Shares	(28,240)	(240,263)	(9.5)
Indutrade AB	(1,401)	(31,112)	(1.2)
Investment AB Latour, B Shares	(12,887)	(271,902)	(10.7)
Kinnevik AB	(43,744)	(676,157)	(26.7)
Lifco AB, B Shares	(3,206)	(58,895)	(2.3)
Securitas AB, B Shares	(176,879)	(1,619,072)	(63.9)
Skandinaviska Enskilda Banken AB, Class A	(133,165)	(1,612,070)	(63.6)
Skanska AB, B Shares	(43,572)	(769,050)	(30.3)
Svenska Cellulosa AB SCA, Class B	(42,485)	(589,961)	(23.3)
Svenska Handelsbanken AB, A Shares	(43,638)	(455,058)	(18.0)
Swedbank AB	(70,906)	(1,363,977)	(53.8)
Telefonaktiebolaget LM Ericsson, B Shares	(140,546)	(815,232)	(32.2)
Telia Co. AB	(290,780)	(750,980)	(29.6)
Vitrolife AB	(1,954)	(41,668)	(1.6)

		(14,509,287)

Switzerland
Bachem Holding AG	(131)	(11,585)	(0.5)
Chubb Ltd.	(2,991)	(680,423)	(26.8)
Coca-Cola HBC AG	(32,146)	(781,192)	(30.8)
On Holding AG, Class A	(14,597)	(338,650)	(13.4)

		(1,811,850)

Thailand
Fabrinet	(2,194)	(288,862)	(11.4)

United Kingdom
Allfunds Group PLC	(48,688)	(387,311)	(15.3)
Anglo American PLC	(3,931)	(169,546)	(6.7)
Aptiv PLC	(929)	(105,061)	(4.1)
Associated British Foods PLC	(164,956)	(3,786,599)	(149.4)
B&M European Value Retail SA	(31,814)	(175,941)	(6.9)
BAE Systems PLC	(121,613)	(1,287,400)	(50.8)
Barratt Developments PLC	(70,332)	(399,748)	(15.8)
Berkeley Group Holdings PLC	(22,294)	(1,141,623)	(45.0)
British Land Co. PLC	(36,187)	(198,047)	(7.8)
Clarivate PLC	(4,744)	(52,753)	(2.1)
CNH Industrial NV	(43,100)	(762,497)	(30.1)
Coca-Cola Europacific Partners PLC	(1,582)	(88,940)	(3.5)
DS Smith PLC	(205,501)	(899,664)	(35.5)
Ferguson PLC	(13,711)	(1,931,811)	(76.2)
Future PLC	(29,611)	(551,380)	(21.8)
Games Workshop Group PLC	(1,972)	(228,738)	(9.0)
Greggs PLC, Registered Shares	(25,349)	(846,453)	(33.4)
GSK PLC	(8,410)	(147,722)	(5.8)
HSBC Holdings PLC	(59,916)	(441,482)	(17.4)
Imperial Brands PLC	(30,215)	(757,980)	(29.9)
Inchcape PLC	(47,043)	(530,397)	(20.9)
Informa PLC	(18,894)	(156,268)	(6.2)
International Consolidated Airlines Group SA	(40,198)	(83,654)	(3.3)
International Distributions Services PLC	(353,772)	(1,001,350)	(39.5)
JD Sports Fashion PLC	(319,321)	(643,629)	(25.4)
LXI REIT PLC	(452,963)	(630,496)	(24.9)
M&G PLC	(970,462)	(2,423,553)	(95.6)
Mondi PLC	(7,292)	(137,511)	(5.4)
National Grid PLC	(98,210)	(1,248,533)	(49.2)
Next PLC	(19,518)	(1,598,020)	(63.0)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Noble Corp. PLC	(4,955)	$(201,619)	(8.0)%
nVent Electric PLC	(26,678)	(1,060,450)	(41.8)
Ocado Group PLC	(90,622)	(725,192)	(28.6)
Phoenix Group Holdings PLC	(123,877)	(981,834)	(38.7)
Prudential PLC	(51,794)	(860,560)	(33.9)
RELX PLC	(58,427)	(1,735,802)	(68.5)
Rentokil Initial PLC	(4,802)	(29,117)	(1.2)
Rightmove PLC	(70,649)	(513,328)	(20.3)
Tate & Lyle PLC	(144,335)	(1,344,056)	(53.0)
Taylor Wimpey PLC	(968,776)	(1,405,617)	(55.4)
Vistry Group PLC	(264,685)	(2,429,428)	(95.8)
Vodafone Group PLC	(52,301)	(60,346)	(2.4)
Watches of Switzerland Group PLC	(1,306)	(15,331)	(0.6)
Whitbread PLC	(125,420)	(4,723,595)	(186.3)
Wise PLC, Class A	(9,209)	(61,734)	(2.4)

		(38,962,116)

United States
10X Genomics, Inc., Class A	(473)	(22,151)	(0.9)
AbbVie, Inc.	(1,628)	(240,537)	(9.5)
Academy Sports & Outdoors, Inc.	(2,170)	(126,771)	(5.0)
Adient PLC	(889)	(40,023)	(1.6)
ADT, Inc.	(120,048)	(1,055,222)	(41.6)
Affiliated Managers Group, Inc.	(594)	(102,608)	(4.0)
Aflac, Inc.	(2,708)	(199,038)	(7.9)
AGCO Corp.	(5,723)	(790,518)	(31.2)
agilon health, Inc.	(1,536)	(33,423)	(1.3)
Alaska Air Group, Inc.	(1,790)	(91,899)	(3.6)
Albemarle Corp.	(2,237)	(629,604)	(24.8)
Albertsons Cos., Inc., Class A	(56,005)	(1,187,306)	(46.8)
Alexandria Real Estate Equities, Inc.	(3,917)	(629,619)	(24.8)
Alight, Inc., Class A	(6,952)	(65,279)	(2.6)
Allegheny Technologies, Inc.	(8,087)	(294,286)	(11.6)
Alliant Energy Corp.	(4,454)	(240,650)	(9.5)
Allison Transmission Holdings, Inc.	(1,466)	(66,087)	(2.6)
Altria Group, Inc.	(340)	(15,314)	(0.6)
Amdocs Ltd.	(8,053)	(740,312)	(29.2)
Ameren Corp.	(1,118)	(97,121)	(3.8)
American Airlines Group, Inc.	(1,286)	(20,756)	(0.8)
American Equity Investment Life Holding Co.	(613)	(29,209)	(1.2)
American Tower Corp.	(1,551)	(346,478)	(13.7)
Ameriprise Financial, Inc.	(735)	(257,338)	(10.2)
AmerisourceBergen Corp.	(7,078)	(1,195,899)	(47.2)
Amkor Technology, Inc.	(14,594)	(427,020)	(16.8)
Antero Midstream Corp.	(3,422)	(37,300)	(1.5)
Apartment Income REIT Corp.	(1,210)	(46,295)	(1.8)
AptarGroup, Inc.	(1,893)	(218,907)	(8.6)
Aramark	(2,439)	(108,609)	(4.3)
Arista Networks, Inc.	(2,213)	(278,882)	(11.0)
Asbury Automotive Group, Inc.	(563)	(123,860)	(4.9)
Atkore, Inc.	(747)	(97,297)	(3.8)
Atmos Energy Corp.	(6,147)	(722,518)	(28.5)
Automatic Data Processing, Inc.	(1,576)	(355,877)	(14.0)
Avangrid, Inc.	(12,233)	(515,866)	(20.4)
Axalta Coating Systems Ltd.	(3,617)	(108,872)	(4.3)
Ball Corp.	(376)	(21,898)	(0.9)
Beam Therapeutics, Inc.	(1,535)	(66,696)	(2.6)
BJ’s Wholesale Club Holdings, Inc.	(8,292)	(600,921)	(23.7)
Block, Inc.	(4,343)	(354,910)	(14.0)
Bloom Energy Corp., Class A	(1,272)	(31,711)	(1.3)
Booking Holdings, Inc.	(147)	(357,813)	(14.1)
Boston Properties, Inc.	(2,302)	(171,591)	(6.8)

95

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Bunge Ltd.	(5,073)	$(502,734)	(19.8)%
Cactus, Inc., Class A	(864)	(46,751)	(1.8)
Cadence Design Systems, Inc.	(300)	(54,849)	(2.2)
Caesars Entertainment, Inc.	(2,279)	(118,645)	(4.7)
Caterpillar, Inc.	(6,883)	(1,736,512)	(68.5)
CDW Corp.	(4,071)	(798,038)	(31.5)
Celanese Corp., Class A	(3,060)	(376,992)	(14.9)
Celsius Holdings, Inc.	(353)	(35,413)	(1.4)
CenterPoint Energy, Inc.	(5,479)	(165,027)	(6.5)
Ceridian HCM Holding, Inc.	(2,804)	(202,673)	(8.0)
Chesapeake Energy Corp.	(1,998)	(173,267)	(6.8)
Choice Hotels International, Inc.	(1,365)	(167,745)	(6.6)
Chord Energy Corp.	(832)	(119,251)	(4.7)
Citizens Financial Group, Inc.	(902)	(39,075)	(1.5)
Civitas Resources, Inc.	(5,990)	(398,634)	(15.7)
Clear Secure, Inc., Class A	(2,875)	(90,246)	(3.6)
Cloudflare, Inc., Class A	(3,415)	(180,688)	(7.1)
Coherent Corp.	(1,574)	(68,312)	(2.7)
Commerce Bancshares, Inc.	(6,468)	(430,510)	(17.0)
Concentrix Corp.	(3,160)	(448,120)	(17.7)
Confluent, Inc., Class A	(5,109)	(118,018)	(4.7)
Consolidated Edison, Inc.	(1,684)	(160,502)	(6.3)
Cooper Cos., Inc.	(1,384)	(482,919)	(19.1)
Copart, Inc.	(9,398)	(626,001)	(24.7)
Corning, Inc.	(9,331)	(322,946)	(12.7)
Corteva, Inc.	(8,466)	(545,634)	(21.5)
Crane Holdings Co.	(912)	(105,710)	(4.2)
Crowdstrike Holdings, Inc., Class A	(893)	(94,569)	(3.7)
CubeSmart	(1,717)	(78,621)	(3.1)
Cullen/Frost Bankers, Inc.	(3,700)	(482,036)	(19.0)
Darden Restaurants, Inc.	(233)	(34,477)	(1.4)
Datadog, Inc., Class A	(1,077)	(80,570)	(3.2)
Deere & Co.	(45)	(19,028)	(0.8)
Denbury, Inc.	(1,618)	(140,410)	(5.5)
Diamondback Energy, Inc.	(227)	(33,169)	(1.3)
Diodes, Inc.	(436)	(38,887)	(1.5)
DoorDash, Inc., Class A	(15,814)	(915,947)	(36.1)
DTE Energy Co.	(1,063)	(123,701)	(4.9)
Duolingo, Inc.	(750)	(71,618)	(2.8)
East West Bancorp, Inc.	(990)	(77,735)	(3.1)
EastGroup Properties, Inc.	(2,332)	(392,359)	(15.5)
Edison International	(3,739)	(257,617)	(10.2)
Elanco Animal Health, Inc.	(5,599)	(76,874)	(3.0)
Elastic NV	(1,115)	(65,607)	(2.6)
EMCOR Group, Inc.	(490)	(72,642)	(2.9)
Ensign Group, Inc.	(513)	(47,837)	(1.9)
Entergy Corp.	(890)	(96,369)	(3.8)
EQT Corp.	(1,216)	(39,727)	(1.6)
Equifax, Inc.	(3,252)	(722,594)	(28.5)
Equitable Holdings, Inc.	(6,105)	(195,787)	(7.7)
Estee Lauder Cos., Inc., Class A	(5,947)	(1,647,795)	(65.0)
Euronet Worldwide, Inc.	(1,283)	(144,568)	(5.7)
Fastenal Co.	(25,946)	(1,311,570)	(51.7)
Federal Realty Investment Trust	(4,645)	(518,057)	(20.4)
Fidelity National Financial, Inc.	(5,821)	(256,299)	(10.1)
First Republic Bank	(984)	(138,626)	(5.5)
FirstEnergy Corp.	(4,172)	(170,843)	(6.7)
FMC Corp.	(2,409)	(320,710)	(12.7)
FNB Corp.	(6,938)	(99,005)	(3.9)
Fortive Corp.	(5,306)	(360,967)	(14.2)
Freeport-McMoRan, Inc.	(13,636)	(608,438)	(24.0)
Frontier Communications Parent, Inc.	(10,041)	(297,314)	(11.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Gaming and Leisure Properties, Inc.	(2,363)	$(126,562)	(5.0)%
GE Healthcare, Inc.	(37,937)	(2,637,380)	(104.0)
Genuine Parts Co.	(2,449)	(410,991)	(16.2)
Graphic Packaging Holding Co.	(9,992)	(240,707)	(9.5)
GXO Logistics, Inc.	(2,013)	(105,340)	(4.2)
Haemonetics Corp.	(3,235)	(273,681)	(10.8)
Hancock Whitney Corp.	(1,151)	(59,253)	(2.3)
Healthcare Realty Trust, Inc., Class A	(1,189)	(25,599)	(1.0)
Healthpeak Properties, Inc.	(1,011)	(27,782)	(1.1)
Hershey Co.	(608)	(136,557)	(5.4)
Hertz Global Holdings, Inc.	(11,925)	(214,888)	(8.5)
Hess Corp.	(9,297)	(1,396,038)	(55.1)
Honeywell International, Inc.	(719)	(149,897)	(5.9)
Host Hotels & Resorts, Inc.	(6,189)	(116,663)	(4.6)
Howmet Aerospace Inc.	(16,111)	(655,557)	(25.9)
Hubbell, Inc., Class B	(503)	(115,142)	(4.5)
Hyatt Hotels Corp., Class A	(6,887)	(751,509)	(29.6)
IAA, Inc.	(1,303)	(73,619)	(2.9)
IDEX Corp.	(600)	(143,808)	(5.7)
Ingersoll Rand, Inc.	(898)	(50,288)	(2.0)
Ingredion, Inc.	(384)	(39,475)	(1.6)
Inspire Medical Systems, Inc.	(151)	(38,212)	(1.5)
Intellia Therapeutics, Inc.	(336)	(14,260)	(0.6)
Intercontinental Exchange, Inc.	(684)	(73,564)	(2.9)
Interpublic Group of Cos., Inc.	(12,587)	(458,922)	(18.1)
Intra-Cellular Therapies, Inc.	(750)	(35,940)	(1.4)
iRhythm Technologies, Inc.	(153)	(15,040)	(0.6)
Keurig Dr Pepper, Inc.	(7,445)	(262,660)	(10.4)
Kinsale Capital Group, Inc.	(77)	(21,440)	(0.8)
Kraft Heinz Co.	(2,827)	(114,578)	(4.5)
Lamb Weston Holdings, Inc.	(4,646)	(464,089)	(18.3)
Lancaster Colony Corp.	(5,593)	(1,073,353)	(42.3)
Lantheus Holdings, Inc.	(473)	(27,198)	(1.1)
Lattice Semiconductor Corp.	(1,714)	(129,904)	(5.1)
Leggett & Platt, Inc.	(2,110)	(77,142)	(3.0)
Levi Strauss & Co., Class A	(12,849)	(236,422)	(9.3)
Liberty Media Corp.-Liberty Formula One, Class C	(4,070)	(288,156)	(11.4)
Lincoln Electric Holdings, Inc.	(3,397)	(566,857)	(22.4)
Lithia Motors, Inc., Class A	(601)	(158,183)	(6.2)
Littelfuse, Inc.	(76)	(19,508)	(0.8)
Live Nation Entertainment, Inc.	(1,078)	(86,768)	(3.4)
Loews Corp.	(2,708)	(166,488)	(6.6)
Madison Square Garden Sports Corp.	(2,617)	(475,875)	(18.8)
MarketAxess Holdings, Inc.	(114)	(41,479)	(1.6)
Medpace Holdings, Inc.	(1,095)	(242,072)	(9.6)
Merck & Co., Inc.	(1,946)	(209,020)	(8.2)
Microchip Technology, Inc.	(1,151)	(89,341)	(3.5)
Mid-America Apartment Communities, Inc.	(1,101)	(183,559)	(7.2)
MKS Instruments, Inc.	(2,619)	(267,976)	(10.6)
Moderna, Inc.	(89)	(15,669)	(0.6)
Molina Healthcare, Inc.	(2,103)	(655,778)	(25.9)
MongoDB, Inc., Class A	(1,181)	(252,982)	(10.0)
MP Materials Corp.	(24,846)	(807,743)	(31.9)
MSCI, Inc., Class A	(79)	(41,993)	(1.7)
Murphy Oil Corp.	(4,321)	(188,439)	(7.4)
Murphy USA, Inc.	(831)	(226,057)	(8.9)
National Retail Properties, Inc.	(12,694)	(601,061)	(23.7)
NCR Corp.	(676)	(18,536)	(0.7)
New Jersey Resources Corp.	(2,444)	(122,004)	(4.8)
New York Times Co., Class A	(806)	(28,081)	(1.1)
Newell Brands, Inc.	(14,141)	(225,690)	(8.9)

S C H E D U L E O F I N V E S T M E N T S	96

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value

United States (continued)
NextEra Energy, Inc.	(5,821)	$(434,421)	(17.1)%
Norwegian Cruise Line Holdings Ltd.	(5,399)	(82,119)	(3.2)
Novanta, Inc.	(212)	(34,232)	(1.4)
Nutanix, Inc., Class A	(783)	(21,822)	(0.9)
Oak Street Health, Inc.	(2,489)	(72,330)	(2.9)
OGE Energy Corp.	(4,721)	(185,630)	(7.3)
Old National Bancorp	(60,291)	(1,055,092)	(41.6)
Old Republic International Corp.	(3,337)	(88,063)	(3.5)
Omnicom Group, Inc.	(3,097)	(266,311)	(10.5)
ON Semiconductor Corp.	(5,663)	(415,947)	(16.4)
ONE Gas, Inc.	(4,409)	(363,125)	(14.3)
ONEOK, Inc.	(2,941)	(201,400)	(7.9)
Option Care Health, Inc.	(460)	(13,280)	(0.5)
Organon & Co.	(10,087)	(303,921)	(12.0)
PACCAR, Inc.	(441)	(48,206)	(1.9)
Packaging Corp. of America	(368)	(52,514)	(2.1)
Palo Alto Networks, Inc.	(2,956)	(468,940)	(18.5)
Parker-Hannifin Corp.	(257)	(83,782)	(3.3)
Paychex, Inc.	(154)	(17,842)	(0.7)
Penumbra, Inc.	(109)	(27,295)	(1.1)
Performance Food Group Co.	(7,698)	(472,041)	(18.6)
Permian Resources Corp., Class A	(13,572)	(147,528)	(5.8)
Phillips 66	(4,707)	(471,971)	(18.6)
PNC Financial Services Group Inc/The	(6,546)	(1,082,905)	(42.7)
Principal Financial Group, Inc.	(209)	(19,343)	(0.8)
Privia Health Group, Inc.	(9,966)	(269,481)	(10.6)
Progyny, Inc.	(8,582)	(295,135)	(11.6)
Prometheus Biosciences, Inc.	(2,734)	(310,746)	(12.3)
PTC, Inc.	(342)	(46,129)	(1.8)
Public Storage	(1,416)	(430,945)	(17.0)
Pure Storage, Inc., Class A	(1,331)	(38,519)	(1.5)
Qualtrics International, Inc., Class A	(1,801)	(28,402)	(1.1)
Radian Group, Inc.	(1,751)	(38,697)	(1.5)
Raymond James Financial, Inc.	(1,864)	(210,203)	(8.3)
Raytheon Technologies Corp.	(4,606)	(459,909)	(18.1)
RBC Bearings, Inc.	(484)	(118,081)	(4.7)
Realty Income Corp.	(647)	(43,886)	(1.7)
Regency Centers Corp., Registered Shares	(5,523)	(367,997)	(14.5)
Regions Financial Corp., Registered Shares	(9,375)	(220,687)	(8.7)
Rexford Industrial Realty, Inc.	(12,314)	(781,570)	(30.8)
RH	(44)	(13,728)	(0.5)
Rivian Automotive, Inc., Class A	(5,553)	(107,728)	(4.3)
Robinhood Markets, Inc., Class A	(31,302)	(325,854)	(12.9)
Rollins, Inc.	(714)	(25,990)	(1.0)
Ryan Specialty Holdings, Inc.	(9,520)	(405,742)	(16.0)
Ryman Hospitality Properties, Inc.	(2,773)	(257,584)	(10.2)
Science Applications International Corp.	(577)	(59,881)	(2.4)
Seagate Technology Holdings PLC	(2,924)	(198,189)	(7.8)
Sealed Air Corp.	(1,270)	(69,545)	(2.7)
Sempra Energy	(2,600)	(416,858)	(16.4)
Shockwave Medical, Inc.	(1,002)	(188,306)	(7.4)
Silgan Holdings, Inc.	(614)	(33,088)	(1.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Skyworks Solutions, Inc.	(911)	$(99,909)	(3.9)%
South State Corp.	(821)	(65,352)	(2.6)
SPS Commerce, Inc.	(235)	(31,979)	(1.3)
SS&C Technologies Holdings, Inc.	(3,664)	(221,122)	(8.7)
Starwood Property Trust, Inc.	(3,352)	(70,023)	(2.8)
State Street Corp.	(2,191)	(200,104)	(7.9)
SunPower Corp.	(4,149)	(72,317)	(2.9)
Super Micro Computer, Inc.	(1,863)	(134,751)	(5.3)
Surgery Partners, Inc.	(8,829)	(293,123)	(11.6)
Synaptics, Inc.	(969)	(121,154)	(4.8)
Texas Roadhouse, Inc., Class A	(591)	(59,354)	(2.3)
Toast, Inc., Class A	(11,012)	(245,678)	(9.7)
Trade Desk, Inc., Class A	(2,671)	(135,420)	(5.3)
Tradeweb Markets, Inc., Class A	(1,392)	(103,760)	(4.1)
TripAdvisor, Inc.	(11,923)	(277,806)	(11.0)
Twilio, Inc., Class A	(544)	(32,553)	(1.3)
Uber Technologies, Inc.	(15,807)	(488,911)	(19.3)
UFP Industries, Inc.	(818)	(76,524)	(3.0)
U-Haul Holding Co.	(624)	(38,557)	(1.5)
UiPath, Inc., Class A	(28,946)	(444,611)	(17.5)
United Airlines Holdings, Inc.	(15,485)	(758,146)	(29.9)
Valaris Ltd.	(1,189)	(86,369)	(3.4)
Valvoline, Inc.	(18,751)	(687,412)	(27.1)
Ventas, Inc.	(4,603)	(238,481)	(9.4)
Vertiv Holdings Co., Class A	(13,066)	(185,799)	(7.3)
Vontier Corp.	(4,755)	(109,508)	(4.3)
Walt Disney Co.	(1,047)	(113,589)	(4.5)
WEC Energy Group, Inc.	(1,413)	(132,808)	(5.2)
Welltower, Inc.	(11,033)	(827,916)	(32.7)
WESCO International, Inc.	(1,148)	(171,063)	(6.8)
Western Alliance Bancorp	(310)	(23,365)	(0.9)
WEX, Inc.	(236)	(43,653)	(1.7)
WillScot Mobile Mini Holdings Corp.	(2,424)	(117,467)	(4.6)
Wolfspeed, Inc.	(5,327)	(410,232)	(16.2)
Workiva, Inc., Class A	(184)	(15,922)	(0.6)
WW Grainger, Inc.	(378)	(222,823)	(8.8)
Wyndham Hotels & Resorts, Inc.	(214)	(16,587)	(0.7)
Xcel Energy, Inc.	(4,556)	(313,316)	(12.4)
Zebra Technologies Corp., Class A	(895)	(282,981)	(11.2)
Zscaler, Inc.	(1,873)	(232,552)	(9.2)

		(68,880,588)

Uruguay
Globant SA	(159)	(25,787)	(1.0)

Preferred Stocks

Germany
Henkel AG & Co. KGaA	(17,767)	(1,266,792)	(50.0)
Volkswagen AG	(114)	(15,811)	(0.6)

Total Reference Entity — Short		(414,012,898)

Net Value of Reference Entity — UBS AG		$2,535,290

97

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Netherlands	$—	$433,949	$—	$433,949
United States	31	—	—	31
Preferred Securities
Preferred Stocks	—	—	3,159,770	3,159,770
Warrants	736	—	—	736
Short-Term Securities
Money Market Funds	12,636,000	—	—	12,636,000
U.S. Treasury Obligations	—	642,207,162	—	642,207,162
Options Purchased
Equity Contracts	1,037,750	—	—	1,037,750

	$13,674,517	$ 642,641,111	$ 3,159,770	$ 659,475,398

Derivative Financial Instruments(a)
Assets
Equity Contracts	$91,664	$59,932,216	$—	$60,023,880
Liabilities
Equity Contracts	(129,500)	—	—	(129,500)

	$(37,836)	$59,932,216	$—	$59,894,380

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

BAM	Build America Mutual Assurance Co.

CDI	CREST Depository Interest

LP	Limited Partnership

S C H E D U L E O F I N V E S T M E N T S	98

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Global Equity Market Neutral Fund

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

PILOT	Payment in Lieu of Taxes

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SDR	Swedish Depositary Receipt

SG	Syncora Guarantee

ST	Special Tax

UT	Unlimited Tax

99